UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: September 29, 2017
Item 1. Schedule of Investments

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.13%
114,800	US Silica Holdings Inc(a)	$ 3,566,836
Communications — 11.51%
56,900	CBS Corp Class B	3,300,200
276,475	Interpublic Group of Cos Inc	5,747,915
166,700	MSG Networks Inc Class A(b)	3,534,040
66,800	Omnicom Group Inc	4,947,876
61,600	Viacom Inc Class B	1,714,944
		19,244,975
Consumer, Cyclical — 9.78%
20,795	Anixter International Inc(b)	1,767,575
87,700	BorgWarner Inc	4,492,871
49,020	International Speedway Corp Class A	1,764,720
5,100	Madison Square Garden Co Class A(b)	1,091,910
244,800	Mattel Inc(a)	3,789,504
72,900	Nordstrom Inc(a)	3,437,235
		16,343,815
Consumer, Non-Cyclical — 23.57%
3,925	Bio-Rad Laboratories Inc Class A(b)	872,213
47,900	Cardinal Health Inc	3,205,468
35,877	Charles River Laboratories International Inc(b)	3,875,434
57,000	JM Smucker Co	5,981,010
45,200	Laboratory Corp of America Holdings(b)	6,823,844
91,000	Nielsen Holdings PLC	3,771,950
23,596	Thermo Fisher Scientific Inc	4,464,363
170,500	Western Union Co	3,273,600
60,900	Zimmer Biomet Holdings Inc	7,130,781
		39,398,663
Energy — 3.91%
227,850	Bristow Group Inc(a)	2,130,398
123,500	National Oilwell Varco Inc	4,412,655
		6,543,053
Financial — 31.22%
95,600	Aflac Inc	7,780,884
62,300	Blackstone Group LP	2,078,951
21,870	Bok Financial Corp	1,948,180
36,850	CBRE Group Inc Class A(b)	1,395,878
147,100	First American Financial Corp	7,350,587
19,200	Franklin Resources Inc	854,592
100,831	Houlihan Lokey Inc	3,945,517
18,413	Jones Lang LaSalle Inc	2,274,006
145,900	KKR & Co LP	2,966,147
117,900	Lazard Ltd LP Class A	5,331,438
68,425	Northern Trust Corp	6,290,310
69,000	Progressive Corp	3,340,980
22,400	T Rowe Price Group Inc(a)	2,030,560
Shares		Fair Value
Financial — (continued)
29,900	Willis Towers Watson PLC	$ 4,611,477
		52,199,507
Industrial — 14.52%
29,400	Illinois Tool Works Inc	4,350,024
128,300	Kennametal Inc	5,175,622
137,500	Keysight Technologies Inc(b)	5,728,250
23,100	Snap-on Inc	3,442,131
36,902	Stanley Black & Decker Inc	5,571,095
		24,267,122
TOTAL COMMON STOCK — 96.64% (Cost $142,538,100)		$ 161,563,971
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.20%
$2,000,000	Federal Farm Credit Banks Funding Corp 0.71%, 10/02/2017	1,999,922
Repurchase Agreements — 8.99%
4,281,128	Undivided interest of 2.40% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $4,281,128 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(c)	4,281,128
4,281,128	Undivided interest of 2.41% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $4,281,128 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(c)	4,281,128

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$4,281,128	Undivided interest of 7.91% in a repurchase agreement (principal amount/value $44,602,207 with a maturity value of $44,606,221) with Citigroup Global Markets Inc, 1.08%, dated 9/29/17 to be repurchased at $4,281,128 on 10/2/17 collateralized by various U.S. Government Agency securities, 1.90% - 9.00%, 12/1/17 - 6/1/51, with a value of $45,494,252.(c)	$ 4,281,128
2,187,264	Undivided interest of 9.47% in a repurchase agreement (principal amount/value $19,355,429 with a maturity value of $19,357,139) with BNP Paribas Securities Corp, 1.06%, dated 9/29/17 to be repurchased at $2,187,264 on 10/2/17 collateralized by various U.S. Government Agency securities, 4.60% - 7.00%, 11/1/18 - 8/20/67, with a value of $19,742,538.(c)	2,187,264
15,030,648
SHORT TERM INVESTMENTS — 10.19% (Cost $17,030,570)		$ 17,030,570
TOTAL INVESTMENTS — 106.83% (Cost $159,568,670)		$ 178,594,541
OTHER ASSETS & LIABILITIES, NET — (6.83)%		$ (11,413,638)
TOTAL NET ASSETS — 100.00%		$ 167,180,903
(a)	All or a portion of the security is on loan at September 29, 2017.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
LP	Limited Partnership
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 29, 2017

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 161,563,971	$ —	$ —	$ 161,563,971
Short Term Investments	—	17,030,570	—	17,030,570
Total Assets	$ 161,563,971	$ 17,030,570	$ 0	$ 178,594,541
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.37%
$1,000,000	Capital One Multi-Asset Execution Trust Series 2015-A2 Class A2 2.08%, 03/15/2023	$ 1,003,498
1,000,000	CarMax Auto Owner Trust Series 2015-2 Class A4 1.80%, 03/15/2021	1,000,312
1,000,000	Chase Issuance Trust Series 2016-A4 Class A 1.49%, 07/15/2022	987,452
1,000,000	Discover Card Execution Note Trust Series 2016-A1 Class A1 1.64%, 07/15/2021	999,700
442,209	Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A3 1.34%, 12/16/2019	441,818
816,335	Nissan Auto Receivables Owner Trust Series 2015-B Class A3 1.34%, 03/16/2020	815,393
500,000	Toyota Auto Receivables Owner Trust Series 2016-A Class A4 1.47%, 09/15/2021	496,840
TOTAL ASSET-BACKED SECURITIES — 0.37% (Cost $5,762,429)		$ 5,745,013
CORPORATE BONDS AND NOTES
Basic Materials — 0.97%
1,500,000	Agrium Inc 4.13%, 03/15/2035	1,523,255
	CF Industries Inc(a)
675,000	3.40%, 12/01/2021	687,938
878,000	4.50%, 12/01/2026	918,287
1,000,000	Eastman Chemical Co 4.65%, 10/15/2044	1,057,651
1,000,000	EI du Pont de Nemours & Co 4.90%, 01/15/2041	1,128,955
1,000,000	Georgia-Pacific LLC(a) 2.54%, 11/15/2019	1,008,038
1,000,000	HB Fuller Co 4.00%, 02/15/2027	955,107
1,000,000	International Paper Co 4.40%, 08/15/2047	1,010,906
1,000,000	Lubrizol Corp 6.50%, 10/01/2034	1,315,255
	Monsanto Co
301,000	3.38%, 07/15/2024	306,847
985,000	3.60%, 07/15/2042	875,976
1,110,000	Potash Corp of Saskatchewan Inc 6.50%, 05/15/2019	1,182,040
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,060,731
	Sherwin-Williams Co
1,000,000	3.45%, 06/01/2027	1,004,231
Principal Amount		Fair Value
Basic Materials — (continued)
$1,000,000	4.50%, 06/01/2047	$ 1,045,957
		15,081,174
Communications — 2.45%
	21st Century Fox America Inc
1,000,000	8.50%, 02/23/2025(b)	1,297,861
1,000,000	4.75%, 11/15/2046	1,065,401
	Amazon.com Inc(a)
1,000,000	3.15%, 08/22/2027	1,003,846
1,000,000	4.05%, 08/22/2047	1,011,114
	AT&T Inc
1,000,000	2.80%, 02/17/2021	1,011,695
2,250,000	2.85%, 02/14/2023	2,238,919
2,000,000	4.25%, 03/01/2027	2,054,720
500,000	6.15%, 09/15/2034	573,393
1,500,000	5.35%, 09/01/2040	1,575,590
1,000,000	CBS Corp 3.70%, 08/15/2024	1,026,639
	Cisco Systems Inc
1,000,000	1.40%, 09/20/2019	994,864
1,000,000	2.20%, 09/20/2023	985,994
	Comcast Corp
1,000,000	4.25%, 01/15/2033	1,074,870
1,000,000	3.40%, 07/15/2046	921,094
2,000,000	Cox Communications Inc(a) 2.95%, 06/30/2023	1,968,092
500,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	733,989
	Discovery Communications LLC
1,000,000	2.20%, 09/20/2019	1,003,200
1,000,000	5.20%, 09/20/2047	1,014,195
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,063,853
1,098,000	Sky PLC(a) 9.50%, 11/15/2018	1,186,707
	Time Warner Cable Inc
750,000	4.50%, 09/15/2042	710,430
1,000,000	4.13%, 02/15/2021	1,038,148
	Time Warner Inc
1,000,000	4.85%, 07/15/2045	1,015,717
1,000,000	4.75%, 03/29/2021	1,076,499
	Verizon Communications Inc
1,000,000	2.45%, 11/01/2022	992,057
1,000,000	4.15%, 03/15/2024	1,058,425
1,000,000	2.63%, 08/15/2026	936,490
1,890,000	4.27%, 01/15/2036	1,855,890
2,000,000	3.85%, 11/01/2042	1,766,917
1,000,000	Viacom Inc 3.88%, 04/01/2024	1,001,019
	Walt Disney Co
1,000,000	1.85%, 07/30/2026	919,463
1,000,000	4.13%, 12/01/2041	1,033,480

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$1,000,000	3.00%, 07/30/2046	$ 868,373
		38,078,944
Consumer, Cyclical — 1.73%
2,000,000	American Honda Finance Corp 1.70%, 09/09/2021	1,961,578
1,000,000	BMW US Capital LLC(a) 2.80%, 04/11/2026	981,897
	Cintas Corp No 2
500,000	2.90%, 04/01/2022	509,220
1,000,000	3.70%, 04/01/2027	1,043,987
1,000,000	Coach Inc 3.00%, 07/15/2022	998,527
2,323,432	CVS Pass Through Trust 6.04%, 12/10/2028	2,625,278
1,000,000	Daimler Finance North America LLC(a) 2.25%, 09/03/2019	1,004,056
	Ford Motor Co
1,000,000	4.35%, 12/08/2026	1,039,164
1,500,000	5.29%, 12/08/2046	1,564,248
	General Motors Financial Co Inc
1,000,000	2.40%, 05/09/2019	1,004,297
1,000,000	3.70%, 05/09/2023	1,018,743
1,000,000	Harley-Davidson Financial Services Inc(a) 2.40%, 09/15/2019	1,003,358
1,000,000	Hasbro Inc 3.50%, 09/15/2027	987,972
1,000,000	Johnson Controls Inc(b) 3.63%, 07/02/2024	1,035,674
1,000,000	Lear Corp 3.80%, 09/15/2027	995,765
1,000,000	Lowe's Cos Inc 3.12%, 04/15/2022	1,031,027
500,000	Mattel Inc 4.35%, 10/01/2020	522,612
1,695,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	1,771,191
1,000,000	PACCAR Financial Corp 2.30%, 08/10/2022	998,076
1,000,000	PACCAR Inc 2.50%, 08/14/2020	1,012,836
1,000,000	Under Armour Inc 3.25%, 06/15/2026	929,358
805,549	US Airways 2013-1 Class A Pass Through Trust 3.95%, 11/15/2025	840,832
1,000,000	Whirlpool Corp 3.70%, 05/01/2025	1,036,252
1,000,000	Wyndham Worldwide Corp 4.15%, 04/01/2024	1,013,553
		26,929,501
Consumer, Non-Cyclical — 4.47%
	Abbott Laboratories
750,000	2.90%, 11/30/2021	762,750
1,000,000	3.75%, 11/30/2026	1,025,686
1,000,000	4.90%, 11/30/2046	1,116,275
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	AbbVie Inc
$1,000,000	4.50%, 05/14/2035	$ 1,075,629
500,000	4.70%, 05/14/2045	544,752
	Actavis Funding SCS
500,000	3.45%, 03/15/2022	518,873
500,000	4.55%, 03/15/2035	533,223
	Aetna Inc
1,000,000	2.80%, 06/15/2023	1,005,025
1,000,000	3.88%, 08/15/2047	1,012,912
500,000	Alberto-Culver LLC 5.15%, 06/01/2020	537,312
	Allergan Funding SCS
500,000	3.80%, 03/15/2025	519,080
500,000	4.75%, 03/15/2045	541,254
	Altria Group Inc
500,000	2.85%, 08/09/2022	510,426
1,000,000	3.88%, 09/16/2046	976,878
	Amgen Inc
1,100,000	2.25%, 08/19/2023	1,068,587
1,000,000	6.90%, 06/01/2038	1,333,817
	Anheuser-Busch InBev Finance Inc
1,500,000	3.65%, 02/01/2026	1,551,188
1,000,000	4.90%, 02/01/2046	1,138,085
580,000	4.44%, 10/06/2048	620,647
923,000	Anthem Inc 3.13%, 05/15/2022	942,298
1,000,000	AstraZeneca PLC 2.38%, 06/12/2022	991,198
	BAT Capital Corp(a)
1,000,000	2.30%, 08/14/2020	1,002,976
1,000,000	2.76%, 08/15/2022	1,005,316
1,000,000	3.56%, 08/15/2027	1,003,043
1,000,000	4.39%, 08/15/2037	1,018,692
1,000,000	Becton Dickinson & Co 4.67%, 06/06/2047	1,048,483
1,500,000	Biogen Inc 4.05%, 09/15/2025	1,600,483
	Campbell Soup Co
1,000,000	3.30%, 03/19/2025	1,010,740
380,000	3.80%, 08/02/2042	360,569
1,000,000	Celgene Corp 3.63%, 05/15/2024	1,041,468
1,000,000	Church & Dwight Co Inc 2.45%, 08/01/2022	995,958
480,000	Constellation Brands Inc 3.88%, 11/15/2019	498,062
	Ecolab Inc
500,000	2.38%, 08/10/2022	499,295
438,000	2.70%, 11/01/2026	420,671
	Gilead Sciences Inc
1,000,000	3.70%, 04/01/2024	1,055,818
1,000,000	4.75%, 03/01/2046	1,124,020
1,000,000	Humana Inc 3.95%, 03/15/2027	1,045,406
750,000	Ingredion Inc 4.63%, 11/01/2020	800,102
1,000,000	JM Smucker Co 4.25%, 03/15/2035	1,041,986
200,000	Kraft Foods Group Inc 3.50%, 06/06/2022	207,337

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Kraft Heinz Foods Co
$1,000,000	3.95%, 07/15/2025	$ 1,029,603
1,000,000	4.38%, 06/01/2046	979,983
1,000,000	Laboratory Corp of America Holdings 2.63%, 02/01/2020	1,010,504
1,000,000	Magellan Health Inc 4.40%, 09/22/2024	996,140
	McCormick & Co Inc
357,000	3.25%, 11/15/2025	353,653
1,000,000	3.40%, 08/15/2027	1,003,106
1,000,000	4.20%, 08/15/2047	1,024,449
	Medtronic Inc
500,000	2.50%, 03/15/2020	507,483
500,000	3.50%, 03/15/2025	521,272
500,000	4.63%, 03/15/2045	568,757
1,000,000	Merck & Co Inc 2.75%, 02/10/2025	1,002,751
500,000	Molson Coors Brewing Co 4.20%, 07/15/2046	497,799
	Moody's Corp
1,000,000	4.50%, 09/01/2022	1,080,487
1,000,000	3.25%, 01/15/2028(a)	992,789
	Mylan NV
500,000	3.15%, 06/15/2021	508,645
500,000	3.95%, 06/15/2026	508,857
250,000	Novartis Capital Corp 2.40%, 05/17/2022	251,774
1,000,000	PepsiCo Inc 3.45%, 10/06/2046	950,867
422,000	Perrigo Finance Unlimited Co 3.50%, 03/15/2021	433,044
1,000,000	Pfizer Inc 4.00%, 12/15/2036	1,072,009
500,000	Philip Morris International Inc 4.13%, 03/04/2043	513,163
1,000,000	Quest Diagnostics Inc 4.70%, 03/30/2045	1,050,650
2,000,000	Reckitt Benckiser Treasury Services PLC(a) 2.75%, 06/26/2024	1,984,735
700,000	Roche Holdings Inc(a)(c) 1.75%, 01/28/2022	685,058
1,000,000	S&P Global Inc 4.40%, 02/15/2026	1,081,807
	Shire Acquisitions Investments Ireland Designated Activity Co
1,000,000	2.40%, 09/23/2021	996,250
1,000,000	3.20%, 09/23/2026	985,409
	Smithfield Foods Inc(a)
600,000	3.35%, 02/01/2022	610,634
1,000,000	4.25%, 02/01/2027	1,033,374
1,000,000	Sysco Corp 3.25%, 07/15/2027	996,443
	Teva Pharmaceutical Finance Co BV
1,000,000	3.15%, 10/01/2026	921,533
1,000,000	4.10%, 10/01/2046(c)	841,877
	Thermo Fisher Scientific Inc
285,000	3.30%, 02/15/2022	294,641
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$1,000,000	4.10%, 08/15/2047	$ 1,002,003
	UnitedHealth Group Inc
1,000,000	2.13%, 03/15/2021	999,086
500,000	4.63%, 07/15/2035	572,777
500,000	3.95%, 10/15/2042	512,684
600,000	Universal Health Services Inc(a) 4.75%, 08/01/2022	621,000
	Zimmer Biomet Holdings Inc
1,250,000	2.70%, 04/01/2020	1,262,276
228,000	4.25%, 08/15/2035	223,846
	Zoetis Inc
1,000,000	3.45%, 11/13/2020	1,033,700
900,000	4.70%, 02/01/2043	995,467
		69,618,705
Energy — 3.03%
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,060,546
	BP Capital Markets PLC
1,000,000	2.11%, 09/16/2021	995,297
1,000,000	3.81%, 02/10/2024	1,052,913
2,000,000	Cimarex Energy Co 3.90%, 05/15/2027	2,040,988
1,500,000	CNOOC Finance 2013 Ltd 3.00%, 05/09/2023	1,502,422
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,215,291
700,000	Ecopetrol SA 4.13%, 01/16/2025	701,750
664,000	Enterprise Products Operating LLC 4.85%, 08/15/2042	723,737
200,000	EOG Resources Inc 2.63%, 03/15/2023	198,437
1,500,000	EQT Corp 8.13%, 06/01/2019	1,645,808
1,000,000	EQT Midstream Partners LP 4.13%, 12/01/2026	1,001,641
1,000,000	Exxon Mobil Corp 2.22%, 03/01/2021	1,007,335
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	538,526
1,000,000	FMS Wertmanagement 1.38%, 06/08/2021	979,979
	Halliburton Co
1,000,000	3.50%, 08/01/2023	1,030,691
1,000,000	5.00%, 11/15/2045	1,096,182
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	1,029,327
	Kinder Morgan Energy Partners LP
500,000	3.95%, 09/01/2022	518,951
500,000	4.70%, 11/01/2042	480,200
	Kinder Morgan Inc
400,000	3.05%, 12/01/2019	407,182
500,000	5.30%, 12/01/2034	521,801
1,000,000	Marathon Petroleum Corp 4.75%, 09/15/2044	994,266
500,000	Motiva Enterprises LLC(a) 5.75%, 01/15/2020	533,758

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$1,000,000	Noble Energy Inc(c) 3.85%, 01/15/2028	$ 1,001,529
500,000	Northwest Pipeline LLC(b) 7.13%, 12/01/2025	600,794
1,000,000	Petro-Canada 6.80%, 05/15/2038	1,338,167
	Petroleos Mexicanos
1,000,000	5.50%, 01/21/2021	1,067,000
1,500,000	3.50%, 01/30/2023	1,477,500
1,000,000	6.50%, 03/13/2027(a)	1,110,250
600,000	6.63%, 06/15/2035	646,500
900,000	5.50%, 06/27/2044	839,250
1,000,000	Phillips 66 4.65%, 11/15/2034	1,058,150
1,000,000	Phillips 66 Partners LP 4.90%, 10/01/2046	1,000,313
	Plains All American Pipeline LP / PAA Finance Corp
1,000,000	3.60%, 11/01/2024	976,574
750,000	4.30%, 01/31/2043	643,460
	Sabine Pass Liquefaction LLC
625,000	5.63%, 02/01/2021	677,264
1,000,000	4.20%, 03/15/2028	1,007,624
1,000,000	Schlumberger Holdings Corp(a) 2.35%, 12/21/2018	1,005,656
	Shell International Finance BV
2,000,000	1.75%, 09/12/2021	1,972,710
750,000	3.63%, 08/21/2042	717,246
1,000,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	1,089,586
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	988,648
1,500,000	Statoil ASA 2.45%, 01/17/2023	1,496,755
1,000,000	Sunoco Logistics Partners LP 4.65%, 02/15/2022	1,062,968
750,000	Total Capital International SA 2.88%, 02/17/2022	765,809
1,690,000	TransCanada PipeLines Ltd 3.75%, 10/16/2023	1,778,421
	Valero Energy Corp
1,000,000	3.40%, 09/15/2026	986,113
500,000	7.50%, 04/15/2032	657,935
		47,243,250
Financial — 8.73%
1,500,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust 3.95%, 02/01/2022	1,560,895
1,000,000	Air Lease Corp 3.38%, 06/01/2021	1,031,245
608,695	ALEX Alpha LLC(b) 1.62%, 08/15/2024	595,348
1,000,000	Allstate Corp 3.15%, 06/15/2023	1,023,872
Principal Amount		Fair Value
Financial — (continued)
$1,000,000	American Express Co 8.15%, 03/19/2038	$ 1,538,554
	American Express Credit Corp
1,000,000	1.88%, 11/05/2018	1,000,915
1,000,000	2.25%, 08/15/2019	1,007,745
1,500,000	3.30%, 05/03/2027	1,513,532
	AvalonBay Communities Inc
476,000	2.95%, 05/11/2026(c)	468,415
2,000,000	3.35%, 05/15/2027	2,019,327
	Bank of America Corp
1,000,000	2.60%, 01/15/2019	1,007,984
1,000,000	2.63%, 04/19/2021	1,007,500
1,000,000	2.37%, 07/21/2021	999,890
2,000,000	2.33%, 10/01/2021	1,997,489
1,000,000	3.30%, 01/11/2023	1,024,117
1,000,000	3.95%, 04/21/2025	1,029,631
1,000,000	3.50%, 04/19/2026	1,016,469
500,000	6.11%, 01/29/2037	624,890
1,000,000	5.88%, 02/07/2042	1,288,574
	Bank of Montreal
1,000,000	1.50%, 07/18/2019	993,547
1,000,000	1.90%, 08/27/2021	986,167
	Bank of New York Mellon Corp
1,000,000	2.30%, 09/11/2019	1,007,644
2,000,000	3.65%, 02/04/2024	2,093,077
1,500,000	Barclays PLC 3.65%, 03/16/2025	1,503,143
2,214,149	BGS CTL Pass Through Trust(b) 6.36%, 06/15/2033	2,687,499
1,000,000	BlackRock Inc 3.20%, 03/15/2027	1,015,540
500,000	Boston Properties LP 3.70%, 11/15/2018	508,427
1,000,000	Brighthouse Financial Inc(a) 4.70%, 06/22/2047	976,299
1,710,423	Caledonia Generating LLC(a)(b) 1.95%, 02/28/2022	1,696,760
1,000,000	Capital One Financial Corp 4.75%, 07/15/2021	1,080,250
	Citigroup Inc
1,000,000	2.05%, 06/07/2019	1,000,668
1,000,000	4.50%, 01/14/2022	1,075,464
1,000,000	3.40%, 05/01/2026	1,001,763
1,250,000	4.45%, 09/29/2027	1,321,881
500,000	6.63%, 01/15/2028	618,180
1,200,000	4.65%, 07/30/2045	1,327,687
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.88%, 02/08/2022	1,059,836
	Credit Suisse AG
1,000,000	2.30%, 05/28/2019	1,006,664
500,000	3.00%, 10/29/2021	513,218
500,000	3.63%, 09/09/2024	519,045
1,937,651	Durrah MSN 35603(b) 1.68%, 01/22/2025	1,894,442
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	1,037,921

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$2,000,000	Fifth Third Bank 1.63%, 09/27/2019	$ 1,987,455
	Goldman Sachs Group Inc
1,000,000	2.75%, 09/15/2020	1,012,950
1,000,000	2.60%, 12/27/2020	1,007,441
1,500,000	3.00%, 04/26/2022	1,516,552
1,000,000	3.50%, 01/23/2025	1,014,212
600,000	6.75%, 10/01/2037	791,223
1,000,000	6.25%, 02/01/2041	1,328,454
78,000	HCP Inc 5.38%, 02/01/2021	84,709
500,000	Health Care REIT Inc 4.00%, 06/01/2025	521,082
1,000,000	Healthcare Trust of America Holdings LP 3.75%, 07/01/2027	996,893
1,000,000	Hospitality Properties Trust 4.50%, 06/15/2023	1,059,920
145,000	HSBC Finance Corp 6.68%, 01/15/2021	163,983
	HSBC Holdings PLC
1,000,000	3.40%, 03/08/2021	1,030,910
1,000,000	4.25%, 03/14/2024	1,045,127
500,000	3.90%, 05/25/2026	523,089
750,000	6.50%, 09/15/2037	991,754
1,000,000	Hudson Pacific Properties LP 3.95%, 11/01/2027	995,859
1,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	991,129
	International Finance Corp
1,500,000	1.75%, 09/16/2019	1,503,350
1,500,000	1.13%, 07/20/2021	1,455,595
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	1,041,201
	JPMorgan Chase & Co
1,500,000	2.35%, 01/28/2019	1,511,092
1,000,000	2.75%, 06/23/2020	1,018,808
1,000,000	4.35%, 08/15/2021	1,070,897
1,500,000	2.70%, 05/18/2023	1,499,872
600,000	3.88%, 09/10/2024	624,326
1,000,000	2.95%, 10/01/2026	978,292
1,000,000	3.63%, 12/01/2027	1,001,893
1,000,000	3.88%, 07/24/2038	1,008,371
1,000,000	5.50%, 10/15/2040	1,224,730
	KFW
1,000,000	1.88%, 04/01/2019	1,004,258
2,000,000	1.50%, 04/20/2020	1,988,160
1,000,000	2.75%, 09/08/2020(c)	1,026,633
2,000,000	2.00%, 10/04/2022	1,989,312
500,000	Kilroy Realty LP 3.80%, 01/15/2023	514,868
500,000	Kimco Realty Corp 2.70%, 03/01/2024	483,271
1,000,000	Legg Mason Inc 2.70%, 07/15/2019	1,011,715
1,000,000	Markel Corp 3.63%, 03/30/2023	1,028,548
1,000,000	Marsh & McLennan Cos Inc 2.75%, 01/30/2022	1,009,438
Principal Amount		Fair Value
Financial — (continued)
$ 695,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	$ 1,126,701
	Morgan Stanley
1,000,000	5.63%, 09/23/2019	1,067,923
1,000,000	5.50%, 07/28/2021	1,108,973
1,000,000	3.70%, 10/23/2024	1,035,630
1,500,000	3.13%, 07/27/2026	1,470,697
1,000,000	4.35%, 09/08/2026	1,046,493
1,000,000	4.30%, 01/27/2045	1,052,638
1,000,000	MUFG Americas Holdings Corp 2.25%, 02/10/2020	1,001,699
1,000,000	National Australia Bank Ltd(a) 2.40%, 12/09/2019	1,007,377
1,000,000	New York Life Global Funding(a) 1.55%, 11/02/2018	998,982
500,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	695,279
1,000,000	Northwestern Mutual Life Insurance Co(a) 3.85%, 09/30/2047	988,034
1,000,000	Pacific LifeCorp(a) 6.00%, 02/10/2020	1,078,024
750,000	PNC Bank NA 2.00%, 05/19/2020	749,366
1,000,000	PNC Financial Services Group Inc 2.60%, 07/21/2020	1,015,016
500,000	Prologis LP 4.25%, 08/15/2023	542,956
500,000	Protective Life Corp 8.45%, 10/15/2039	741,266
	Royal Bank of Canada
1,000,000	2.15%, 03/15/2019	1,005,336
3,000,000	2.50%, 01/19/2021	3,025,716
1,500,000	Royal Bank of Scotland Group PLC 3.88%, 09/12/2023	1,534,378
1,881,298	Santa Rosa Leasing LLC(b) 1.47%, 11/03/2024	1,826,633
2,000,000	Simon Property Group LP 2.35%, 01/30/2022	1,995,847
1,000,000	State Street Corp 2.55%, 08/18/2020	1,017,141
250,000	Susa Partnership LP(b) 7.50%, 12/01/2027	328,203
44,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	60,664
	Toronto-Dominion Bank
2,000,000	2.13%, 07/02/2019	2,009,927
1,000,000	1.80%, 07/13/2021	984,436
500,000	Travelers Cos Inc 6.25%, 06/15/2037	667,467
1,254,345	Union 13 Leasing LLC(b) 1.68%, 12/19/2024	1,225,922
	US Bancorp
1,250,000	2.35%, 01/29/2021	1,259,837
1,000,000	3.00%, 03/15/2022	1,030,337

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$1,000,000	3.10%, 04/27/2026	$ 994,926
500,000	Ventas Realty LP 3.25%, 10/15/2026	486,500
1,000,000	Visa Inc 2.80%, 12/14/2022	1,023,256
	Wells Fargo & Co
1,000,000	2.13%, 04/22/2019	1,005,403
1,500,000	3.00%, 01/22/2021	1,535,276
1,500,000	3.55%, 09/29/2025	1,539,277
1,500,000	3.00%, 04/22/2026	1,472,775
750,000	4.30%, 07/22/2027	793,053
500,000	5.38%, 02/07/2035	600,193
1,000,000	3.90%, 05/01/2045	1,005,841
1,000,000	4.40%, 06/14/2046	1,037,683
		135,931,967
Industrial — 2.23%
1,000,000	Amphenol Corp 4.00%, 02/01/2022	1,054,567
1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	987,432
499,000	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust(b) 4.97%, 04/01/2023	531,463
	Burlington Northern Santa Fe LLC
460,000	3.05%, 03/15/2022	475,312
500,000	5.15%, 09/01/2043	602,509
	Canadian National Railway Co
1,000,000	2.85%, 12/15/2021	1,019,848
720,000	2.25%, 11/15/2022	712,205
1,000,000	3.50%, 11/15/2042	956,814
1,000,000	Caterpillar Financial Services Corp 1.70%, 08/09/2021	980,673
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,212,597
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,147,637
278,121	Federal Express Corp 1998 Pass Through Trust(b) 6.85%, 01/15/2019	286,465
1,000,000	FedEx Corp 3.90%, 02/01/2035	1,013,168
500,000	FLIR Systems Inc 3.13%, 06/15/2021	506,470
	General Electric Co
1,000,000	2.70%, 10/09/2022	1,018,618
1,000,000	4.13%, 10/09/2042	1,054,289
1,000,000	Hexcel Corp 3.95%, 02/15/2027	1,019,761
	Molex Electronic Technologies LLC(a)
1,000,000	2.88%, 04/15/2020	1,006,305
1,000,000	3.90%, 04/15/2025	1,023,627
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	1,054,200
1,000,000	PerkinElmer Inc 5.00%, 11/15/2021	1,083,678
188,000	Republic Services Inc 3.20%, 03/15/2025	189,444
Principal Amount		Fair Value
Industrial — (continued)
$1,000,000	Rockwell Automation Inc 2.88%, 03/01/2025	$ 990,341
	Rockwell Collins Inc
414,000	3.10%, 11/15/2021	422,652
1,000,000	3.20%, 03/15/2024	1,017,458
1,000,000	4.35%, 04/15/2047	1,035,177
1,345,000	Rolls-Royce PLC(a) 2.38%, 10/14/2020	1,343,140
1,000,000	Roper Technologies Inc 2.80%, 12/15/2021	1,008,158
1,000,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	1,087,697
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	1,014,636
1,500,000	Textron Inc 4.30%, 03/01/2024	1,590,525
1,000,000	Trimble Navigation Ltd 4.75%, 12/01/2024	1,074,183
	Tyco Electronics Group SA
319,000	2.38%, 12/17/2018	320,786
1,000,000	3.45%, 08/01/2024	1,033,460
1,000,000	Union Pacific Corp 3.60%, 09/15/2037	1,012,952
804,268	Union Pacific Railroad Co 2006 Pass Through Trust(b) 5.87%, 07/02/2030	914,288
343,735	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031	393,333
500,000	United Parcel Service Inc 2.40%, 11/15/2026	482,905
1,000,000	United Technologies Corp 3.75%, 11/01/2046	963,730
		34,642,503
Technology — 1.70%
1,000,000	Activision Blizzard Inc 3.40%, 09/15/2026	1,011,294
	Apple Inc
2,000,000	1.55%, 08/04/2021	1,960,217
1,000,000	3.25%, 02/23/2026	1,026,803
1,000,000	3.85%, 05/04/2043	1,006,814
1,000,000	Applied Materials Inc 3.30%, 04/01/2027	1,018,088
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(a)
500,000	3.48%, 06/01/2019	509,565
500,000	6.02%, 06/15/2026	555,075
500,000	8.10%, 07/15/2036	625,510
1,410,000	Fidelity National Information Services Inc 2.25%, 08/15/2021	1,400,171
1,000,000	Hewlett Packard Enterprise Co 4.40%, 10/15/2022	1,065,351
	Intel Corp
1,000,000	2.45%, 07/29/2020	1,018,853
1,000,000	4.10%, 05/19/2046	1,048,528

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$1,000,000	International Business Machines Corp 4.00%, 06/20/2042	$ 1,003,404
	Microsoft Corp
1,000,000	1.10%, 08/08/2019	990,876
2,000,000	3.45%, 08/08/2036	2,013,459
1,000,000	4.45%, 11/03/2045	1,125,531
1,000,000	NVIDIA Corp 2.20%, 09/16/2021	994,752
	Oracle Corp
1,000,000	1.90%, 09/15/2021	992,490
1,000,000	3.40%, 07/08/2024	1,045,131
1,000,000	4.30%, 07/08/2034	1,097,047
	QUALCOMM Inc
1,000,000	2.25%, 05/20/2020	1,010,414
2,000,000	2.90%, 05/20/2024	2,007,115
	VMware Inc
1,000,000	2.30%, 08/21/2020	1,002,738
1,000,000	3.90%, 08/21/2027	1,010,456
		26,539,682
Utilities — 1.59%
1,000,000	AEP Texas Inc(a) 3.80%, 10/01/2047	992,091
1,000,000	Basin Electric Power Cooperative(a) 4.75%, 04/26/2047	1,079,619
1,000,000	Boston Gas Co(a) 3.15%, 08/01/2027	1,000,217
1,000,000	CenterPoint Energy Houston Electric LLC 1.85%, 06/01/2021	985,788
1,000,000	Connecticut Light & Power Co 4.15%, 06/01/2045	1,066,337
1,000,000	DTE Electric Co 3.75%, 08/15/2047	1,009,816
1,000,000	Duke Energy Carolinas LLC 3.75%, 06/01/2045	1,005,259
1,000,000	Duke Energy Florida Inc 5.65%, 04/01/2040	1,273,140
792,273	Elm Road Generating Station Supercritical LLC(a)(b) 4.67%, 01/19/2031	815,429
1,000,000	Entergy Louisiana LLC(b) 3.30%, 12/01/2022	1,029,618
1,000,000	Florida Power & Light Co 3.13%, 12/01/2025	1,014,459
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	591,055
500,000	Kansas Gas & Electric Co(a) 6.70%, 06/15/2019	538,571
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	594,265
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,041,072
1,000,000	Oklahoma Gas & Electric Co 4.15%, 04/01/2047	1,058,243
2,000,000	PECO Energy Co 1.70%, 09/15/2021	1,958,919
Principal Amount		Fair Value
Utilities — (continued)
$ 500,000	Pennsylvania Electric Co 5.20%, 04/01/2020	$ 530,648
	Public Service Electric & Gas Co
1,100,000	2.38%, 05/15/2023	1,095,193
1,000,000	4.05%, 05/01/2045	1,037,798
1,000,000	4.15%, 11/01/2045	1,050,212
500,000	Southwestern Electric Power Co 6.45%, 01/15/2019	526,846
1,000,000	Texas-New Mexico Power Co(a)(b) 9.50%, 04/01/2019	1,104,975
500,000	Union Electric Co 8.45%, 03/15/2039	800,076
1,500,000	Virginia Electric & Power Co 3.50%, 03/15/2027	1,554,885
		24,754,531
TOTAL CORPORATE BONDS AND NOTES — 26.90% (Cost $410,583,506)		$ 418,820,257
FOREIGN GOVERNMENT BONDS AND NOTES
1,500,000	Asian Development Bank 1.63%, 03/16/2021	1,486,829
1,000,000	Canada Government International Bond 1.63%, 02/27/2019	1,001,645
	Colombia Government International Bond
400,000	7.38%, 03/18/2019	431,648
500,000	4.38%, 07/12/2021	533,500
1,250,000	4.00%, 02/26/2024(c)	1,302,500
1,250,000	5.00%, 06/15/2045	1,285,938
	European Investment Bank
1,000,000	1.75%, 06/17/2019	1,002,210
1,000,000	2.88%, 09/15/2020	1,029,904
1,500,000	2.13%, 10/15/2021	1,507,575
1,000,000	Export-Import Bank of Korea 4.00%, 01/29/2021	1,041,305
1,000,000	Hungary Government International Bond 6.38%, 03/29/2021	1,127,500
	Inter-American Development Bank
1,500,000	1.75%, 10/15/2019	1,502,587
1,000,000	1.88%, 06/16/2020	1,001,946
1,500,000	1.75%, 04/14/2022	1,479,570
	International Bank for Reconstruction & Development
1,000,000	0.88%, 08/15/2019	985,972
1,000,000	2.13%, 11/01/2020	1,009,506
1,000,000	1.63%, 02/10/2022	984,422
1,000,000	7.63%, 01/19/2023	1,268,358
1,000,000	Israel Government AID Bond 5.50%, 12/04/2023	1,184,899
	Japan Bank for International Cooperation
1,500,000	2.25%, 02/24/2020	1,506,953

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$1,500,000	2.25%, 11/04/2026	$ 1,439,633
	Mexico Government International Bond
1,000,000	3.50%, 01/21/2021(c)	1,047,000
1,000,000	3.60%, 01/30/2025	1,025,000
500,000	6.75%, 09/27/2034(c)	655,500
1,000,000	4.60%, 01/23/2046	1,010,000
500,000	Panama Government International Bond 3.88%, 03/17/2028	523,750
800,000	Peruvian Government International Bond(c) 4.13%, 08/25/2027	880,000
	Philippine Government International Bond
1,000,000	5.50%, 03/30/2026	1,193,485
600,000	6.38%, 10/23/2034	807,284
500,000	3.70%, 03/01/2041	499,435
2,000,000	Province of Alberta(a) 2.05%, 08/17/2026	1,874,933
	Province of British Columbia Canada
1,500,000	2.65%, 09/22/2021	1,534,000
2,000,000	2.25%, 06/02/2026	1,945,015
1,000,000	7.25%, 09/01/2036	1,532,550
2,000,000	Province of Manitoba Canada(c) 2.13%, 06/22/2026	1,897,449
	Province of Ontario Canada
500,000	1.65%, 09/27/2019	498,278
1,500,000	4.40%, 04/14/2020	1,591,080
2,000,000	3.20%, 05/16/2024(c)	2,080,722
1,500,000	Republic of Poland Government International Bond 5.00%, 03/23/2022	1,657,635
600,000	Republic of South Africa Government International Bond 4.30%, 10/12/2028	565,214
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.01% (Cost $46,562,752)		$ 46,932,730
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.18%
976,603	CSAIL Commercial Mortgage Trust Series 2017-C8 Class A1 1.93%, 06/15/2050	973,049
1,000,000	CSMC Trust(a) Series 2015-GLPB Class A 3.64%, 11/15/2034	1,047,619
1,000,000	GS Mortgage Securities Trust Series 2017-GS5 Class A2 3.22%, 03/10/2050	1,030,027
Principal Amount		Fair Value
Non-Agency — (continued)
$2,000,000	Houston Galleria(a) Series 2015-HGLR Class A1A2 3.09%, 03/05/2037	$ 1,982,052
	JP Morgan Commercial Mortgage Securities Trust
	Series 2014-5 Class A1
1,237,550	3.00%, 10/25/2029(a)(b)	1,255,775
	Series 2014-C19 Class A4
2,500,000	4.00%, 04/15/2047	2,657,440
	Series 2017-JP5 Class A5
1,000,000	3.72%, 03/15/2050	1,049,633
500,000	Madison Avenue Trust(a) Series 2013-650M Class A 3.84%, 10/12/2032	520,762
972,198	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14 Class A2 2.92%, 02/15/2047	984,747
	Wells Fargo Commercial Mortgage Trust
	Series 2016-BNK1 Class ASB
500,000	2.51%, 08/15/2049	494,264
	Series 2016-BNK1 Class A3
1,620,000	2.65%, 08/15/2049	1,567,898
	Series 2015-LC22 Class A4
3,900,000	3.84%, 09/15/2058	4,114,074
635,000	WFRBS Commercial Mortgage Trust Series 2013-C11 Class A3 2.70%, 03/15/2045	638,199
		18,315,539
U.S. Government Agency — 28.44%
	Federal Home Loan Mortgage Corp
500,000	2.50%, TBA	503,447
1,750,000	3.50%, TBA	1,801,201
2,100	5.00%, 12/01/2017	2,153
2,963	5.50%, 02/01/2018	2,973
3,685	5.00%, 04/01/2018	3,778
9,722	5.00%, 08/01/2018	9,968
7,875	5.00%, 09/01/2018	8,074
69,064	4.50%, 04/01/2020	70,613
25,413	5.00%, 12/01/2020	26,513
43,074	4.00%, 01/01/2021	44,493
30,678	5.00%, 04/01/2021	31,947
13,860	5.00%, 05/01/2021	14,454
20,652	5.50%, 05/01/2021	21,588
45,971	5.50%, 06/01/2022	48,369
734,312	2.50%, 11/01/2022	741,543
11,296	5.00%, 03/01/2023	12,067
194,211	5.00%, 09/01/2024	212,871
238,216	4.50%, 10/01/2024	253,147

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 86,174	4.00%, 02/01/2025	$ 90,240
860,340	4.00%, 05/01/2026	901,292
281,502	3.50%, 08/01/2026	295,718
1,784,778	3.00%, 01/01/2027	1,835,129
13,320	7.50%, 05/01/2027	15,187
2,410,106	3.00%, 02/01/2029	2,480,344
14,800	6.50%, 04/01/2029	16,404
2,319,016	3.00%, 07/01/2029	2,388,480
2,194,425	2.50%, 02/01/2030	2,211,265
2,429	7.50%, 08/01/2030	2,902
4,931,569	2.50%, 12/01/2031	4,969,255
1,454,980	2.50%, 02/01/2032	1,466,099
559,699	3.50%, 04/01/2032	584,930
161,849	6.50%, 11/01/2032	179,392
156,622	5.50%, 06/01/2033	175,016
66,590	4.50%, 08/01/2033	71,664
27,616	5.00%, 02/01/2034	30,295
938,409	4.00%, 06/01/2034	998,194
32,232	5.00%, 07/01/2034	35,233
135,493	5.00%, 09/01/2035	149,574
34,572	6.00%, 03/01/2036	39,155
23,554	6.00%, 04/01/2036	26,658
141,791	5.00%, 06/01/2036	155,474
2,788,373	3.00%, 09/01/2036	2,839,875
930,011	6.50%, 10/01/2036	1,030,819
268,346	5.50%, 10/01/2037	299,997
26,871	5.50%, 11/01/2037	29,678
64,242	5.50%, 12/01/2037	70,902
254,877	5.00%, 12/01/2039	281,889
639,068	5.00%, 02/01/2040	706,763
443,236	5.00%, 05/01/2040	485,023
172,063	4.50%, 07/01/2040	185,098
286,968	5.00%, 08/01/2040	313,601
446,507	4.00%, 10/01/2040	471,833
490,225	4.00%, 11/01/2040	518,737
1,142,048	4.00%, 01/01/2041	1,206,815
2,060,029	4.00%, 02/01/2041	2,192,180
379,057	4.00%, 04/01/2041	400,566
506,633	4.50%, 07/01/2041	544,629
1,083,755	3.50%, 11/01/2041	1,123,018
910,266	3.50%, 02/01/2042	943,306
1,111,010	3.50%, 03/01/2042	1,151,158
690,926	4.00%, 03/01/2042	730,217
740,739	3.50%, 07/01/2042	767,590
1,250,039	3.50%, 08/01/2042	1,295,375
588,610	3.00%, 09/01/2042	587,917
1,050,702	3.50%, 11/01/2042	1,088,794
873,194	3.50%, 05/01/2043	904,878
2,906,991	3.00%, 09/01/2043	2,932,531
552,697	4.00%, 10/01/2043	584,786
1,609,412	4.00%, 11/01/2043	1,714,334
509,942	4.50%, 11/01/2043	548,288
1,143,811	4.00%, 01/01/2044	1,206,596
1,323,295	4.00%, 09/01/2044	1,393,345
2,917,011	4.50%, 10/01/2044	3,125,946
2,083,912	3.50%, 11/01/2044	2,162,034
3,541,879	3.00%, 04/01/2045	3,555,311
1,785,958	4.00%, 04/01/2045	1,880,500
1,410,846	3.00%, 06/01/2045	1,416,227
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,941,855	3.00%, 08/01/2045	$ 1,952,041
1,676,989	3.50%, 10/01/2045	1,730,577
2,726,979	4.50%, 10/01/2045	2,921,939
1,277,542	3.50%, 12/01/2045	1,318,367
873,662	4.00%, 12/01/2045	919,910
3,027,752	3.50%, 04/01/2046	3,126,963
4,161,791	3.00%, 10/01/2046	4,178,813
7,090,489	3.00%, 11/01/2046	7,121,331
477,024	3.00%, 12/01/2046	478,827
5,794,445	3.00%, 02/01/2047	5,816,105
743,227	2.50%, 03/01/2047	719,807
3,327,968	4.50%, 03/01/2047	3,566,434
3,692,492	4.00%, 05/01/2047	3,887,958
5,983,290	4.00%, 07/01/2047	6,300,024
743,681	3.50%, 08/01/2047	767,446
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K714 Class A2
1,100,000	3.03%, 10/25/2020	1,128,614
	Series K025 Class A2
1,000,000	2.68%, 10/25/2022	1,016,672
	Series K036 Class A1
1,764,994	2.78%, 04/25/2023	1,801,655
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	1,032,214
	Series K061 Class A1
737,884	3.01%, 08/25/2026	758,547
	Series K061 Class A2
750,000	3.35%, 11/25/2026	780,935
	Federal National Mortgage Association
500,000	3.00%, TBA	513,613
2,982	5.00%, 06/01/2018	3,051
22,686	4.00%, 04/01/2019	23,455
9,973	5.00%, 10/01/2020	10,271
10,737	8.00%, 11/01/2022	11,479
287,023	4.50%, 05/01/2024	301,871
116,321	4.00%, 02/01/2025	122,279
1,493,093	3.50%, 12/01/2025	1,554,797
436,254	4.00%, 01/01/2026	458,553
654,254	3.50%, 02/01/2026	681,381
598,758	3.00%, 12/01/2026	616,743
1,205,963	3.00%, 02/01/2027	1,242,193
874,510	3.00%, 03/01/2027	900,818
1,548,609	3.00%, 04/01/2027	1,595,150
1,366,245	2.50%, 09/01/2027	1,381,167
1,841,954	2.50%, 02/01/2028	1,866,394
2,714,572	2.50%, 06/01/2028	2,749,635
70,506	6.00%, 01/01/2029	79,293
870,240	3.00%, 03/01/2029	896,066
457,587	3.50%, 09/01/2029	478,945
406,324	2.50%, 02/01/2030	410,453
366,718	2.50%, 06/01/2030	370,436
509,552	4.00%, 09/01/2030	540,101
1,557,736	3.00%, 10/01/2030	1,603,597
132,979	8.00%, 10/01/2030	150,521
1,295,610	3.50%, 01/01/2031	1,345,887
1,747,129	3.00%, 02/01/2031	1,797,044

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,371,278	4.50%, 08/01/2031	$ 1,476,278
4,284,729	2.50%, 09/01/2031	4,316,427
455,686	3.50%, 01/01/2032	476,098
1,877,959	3.50%, 02/01/2032	1,964,159
80,553	6.50%, 06/01/2032	89,563
55,822	7.00%, 07/01/2032	65,790
1,241,983	3.00%, 08/01/2032	1,276,607
123,252	6.50%, 08/01/2032	137,406
1,489,931	3.00%, 02/01/2033	1,527,979
548,407	5.50%, 03/01/2033	611,842
90,018	5.50%, 05/01/2033	101,305
924,265	3.00%, 08/01/2033	947,860
80,420	5.00%, 09/01/2033	88,598
56,226	5.50%, 01/01/2034	62,408
533,321	4.00%, 02/01/2034	566,484
356,068	5.50%, 03/01/2034	400,627
298,606	5.50%, 05/01/2034	334,707
86,413	5.50%, 02/01/2035	96,870
186,609	6.00%, 02/01/2035	213,092
1,018,626	3.00%, 03/01/2035	1,040,840
964,069	5.00%, 05/01/2035	1,062,325
19,456	5.00%, 07/01/2035	21,416
180,811	5.00%, 09/01/2035	198,797
212,959	5.00%, 10/01/2035	234,721
116,932	6.00%, 10/01/2035	133,554
176,066	5.50%, 11/01/2035	197,448
24,995	6.00%, 11/01/2035	28,110
55,053	6.00%, 12/01/2035	62,418
70,694	5.50%, 04/01/2036	78,896
271,287	6.00%, 04/01/2036	308,679
632,257	6.00%, 06/01/2036	719,750
19,133	6.50%, 08/01/2036	21,832
163,253	5.50%, 10/01/2036	183,024
120,331	5.50%, 11/01/2036	134,437
1,484,813	6.00%, 12/01/2036	1,692,917
2,857,518	3.00%, 01/01/2037	2,911,169
93,305	5.00%, 07/01/2037	102,798
518,576	5.50%, 08/01/2037	581,254
815,651	5.50%, 01/01/2038	905,185
390,265	6.00%, 03/01/2038	443,184
196,651	5.50%, 07/01/2038	220,233
108,993	6.00%, 05/01/2039	123,992
934,237	4.50%, 08/01/2039	1,016,604
1,042,665	5.00%, 08/01/2039	1,156,216
793,937	5.00%, 12/01/2039	884,626
610,149	4.50%, 03/01/2040	662,954
644,816	5.00%, 06/01/2040	715,151
3,951,042	4.50%, 08/01/2040	4,275,583
1,007,723	4.50%, 09/01/2040	1,092,776
278,281	4.50%, 11/01/2040	301,018
420,509	5.00%, 11/01/2040	463,277
315,189	5.00%, 01/01/2041	348,391
2,731,043	4.00%, 02/01/2041	2,896,309
3,163,808	4.50%, 03/01/2041	3,424,285
4,331,248	5.00%, 05/01/2041	4,737,493
782,519	4.00%, 09/01/2041	827,145
502,393	4.50%, 10/01/2041	544,977
1,907,921	3.50%, 12/01/2041	1,975,129
1,896,160	4.00%, 01/01/2042	2,004,084
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,183,613	3.50%, 02/01/2042	$ 1,225,269
6,172,416	3.00%, 09/01/2042	6,223,348
1,083,849	3.50%, 09/01/2042	1,105,933
1,737,864	3.50%, 11/01/2042	1,799,622
3,851,485	3.00%, 12/01/2042	3,883,218
2,118,613	3.00%, 02/01/2043	2,136,120
4,082,437	3.00%, 03/01/2043	4,107,241
1,068,756	3.00%, 04/01/2043	1,077,479
4,121,535	3.50%, 05/01/2043	4,276,015
154,069	4.00%, 06/01/2043	162,540
499,037	4.00%, 07/01/2043	530,695
3,432,961	3.00%, 08/01/2043	3,460,452
1,200,673	3.50%, 08/01/2043	1,243,427
677,411	3.00%, 09/01/2043	682,988
546,125	4.00%, 09/01/2043	580,881
2,193,590	4.00%, 10/01/2043	2,336,112
1,729,029	4.00%, 12/01/2043	1,839,314
1,516,324	5.00%, 01/01/2044	1,654,658
2,308,932	3.00%, 02/01/2044	2,327,518
1,796,816	3.50%, 06/01/2044	1,862,737
1,340,080	3.50%, 08/01/2044	1,389,247
2,071,099	4.00%, 08/01/2044	2,208,767
2,908,286	3.50%, 10/01/2044	3,014,926
637,735	4.00%, 12/01/2044	671,956
1,196,785	3.50%, 05/01/2045	1,240,612
765,068	4.00%, 06/01/2045	809,790
838,145	3.50%, 11/01/2045	864,347
1,140,902	4.00%, 11/01/2045	1,201,311
9,854,844	3.50%, 12/01/2045	10,162,915
5,727,250	3.50%, 01/01/2046	5,906,290
928,077	4.00%, 01/01/2046	977,185
6,242,394	3.50%, 02/01/2046	6,437,538
2,853,840	3.50%, 03/01/2046	2,943,054
4,519,080	3.00%, 06/01/2046	4,534,654
1,457,067	3.00%, 07/01/2046	1,462,088
13,804,764	3.50%, 07/01/2046	14,236,314
1,223,357	2.50%, 10/01/2046	1,184,400
5,400,266	3.00%, 10/01/2046	5,424,620
3,596,448	4.00%, 10/01/2046	3,787,439
2,131,356	3.00%, 11/01/2046	2,138,701
2,943,954	3.00%, 12/01/2046	2,954,100
481,103	3.50%, 12/01/2046	496,142
3,104,332	3.50%, 01/01/2047	3,201,376
2,889,155	3.50%, 02/01/2047	2,979,473
3,327,322	4.00%, 03/01/2047	3,503,683
1,720,503	4.00%, 04/01/2047	1,811,574
1,657,797	4.50%, 04/01/2047	1,779,131
3,908,601	4.00%, 05/01/2047	4,115,769
3,390,979	4.00%, 06/01/2047	3,570,716
1,973,697	3.50%, 07/01/2047	2,035,397
4,530,718	3.50%, 08/01/2047	4,672,352
3,744,340	4.00%, 08/01/2047	3,942,813
1,395,772	3.00%, 09/01/2047	1,400,582
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2015-M15 Class AB1
1,823,368	2.38%, 10/25/2025	1,814,722

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2016-M9 Class A1
$ 1,440,586	2.00%, 06/25/2026	$ 1,410,857
	Government National Mortgage Association
1,400,000	3.50%, TBA	1,455,016
1,400,000	4.00%, TBA	1,474,102
1,000,000	4.50%, TBA	1,065,898
10,480	5.00%, 09/15/2018	10,654
1,046	9.00%, 04/15/2021	1,051
12,076	7.00%, 07/15/2025	13,301
12,016	7.50%, 12/15/2025	13,041
196,779	3.50%, 02/15/2026	205,377
151,015	4.00%, 04/20/2026	158,724
1,895,652	2.50%, 04/15/2027	1,923,737
1,140,384	3.00%, 06/20/2027	1,179,756
1,950,103	2.50%, 11/20/2030	1,974,599
311,162	5.00%, 11/15/2033	342,540
58,582	5.50%, 12/15/2035	65,991
75,205	5.00%, 12/20/2035	82,191
139,879	6.00%, 01/20/2036	157,638
170,740	5.50%, 02/20/2036	189,740
70,245	5.50%, 04/15/2037	79,104
1,033,026	5.00%, 06/15/2039	1,147,659
665,797	4.50%, 01/20/2040	718,418
981,165	4.00%, 05/20/2040	1,046,852
341,034	4.50%, 07/20/2040	368,246
187,511	5.50%, 07/20/2040	207,018
317,004	4.50%, 09/20/2040	340,931
1,135,099	4.00%, 10/15/2040	1,203,915
591,117	4.00%, 09/15/2041	627,324
110,779	4.50%, 12/20/2041	119,146
561,101	3.50%, 06/15/2042	585,223
1,762,477	3.50%, 06/20/2042	1,843,582
1,996,311	3.50%, 08/15/2042	2,082,826
1,003,769	3.00%, 10/15/2042	1,020,721
1,300,189	3.00%, 02/15/2043	1,326,569
3,441,023	3.50%, 10/20/2044	3,584,769
1,678,012	3.00%, 01/20/2046	1,702,779
2,789,747	3.50%, 02/20/2046	2,903,794
1,762,629	3.50%, 03/20/2046	1,834,686
934,518	4.00%, 03/20/2046	992,130
4,510,602	3.00%, 04/20/2046	4,577,179
1,946,382	3.50%, 04/20/2046	2,025,803
2,430,417	3.50%, 05/20/2046	2,529,401
8,775,113	3.00%, 08/20/2046	8,904,633
2,780,700	3.00%, 09/20/2046	2,821,744
1,629,561	3.50%, 09/20/2046	1,695,824
3,054,475	3.50%, 10/20/2046	3,178,679
1,439,845	3.00%, 11/20/2046	1,461,097
2,144,546	3.00%, 12/20/2046	2,176,200
11,764,531	3.00%, 01/20/2047	11,938,175
2,369,676	3.50%, 01/20/2047	2,466,034
1,463,956	3.00%, 04/20/2047	1,485,564
2,936,185	3.50%, 04/20/2047	3,055,579
2,916,043	4.00%, 04/20/2047	3,079,819
1,230,794	3.50%, 05/20/2047	1,280,842
4,173,309	4.00%, 05/20/2047	4,400,714
1,943,400	4.50%, 05/20/2047	2,076,760
989,118	3.50%, 06/20/2047	1,029,284
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$5,472,907	3.50%, 07/20/2047	$ 5,695,451
		442,863,362
TOTAL MORTGAGE-BACKED SECURITIES — 29.62% (Cost $462,123,041)		$ 461,178,901
MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Utility System Revenue 3.83%, 05/15/2028	2,128,220
2,000,000	Energy Northwest 2.81%, 07/01/2024	2,022,340
2,500,000	Indianapolis Local Public Improvement Bond Bank(b) 6.00%, 01/15/2040	3,254,975
1,000,000	New York State Dormitory Authority Series C(b) 4.55%, 02/15/2021	1,077,940
2,000,000	Port of Morrow 2.99%, 09/01/2036	1,843,300
600,000	State of Illinois 5.10%, 06/01/2033	606,780
1,000,000	State of Texas 5.52%, 04/01/2039	1,285,380
2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	2,148,780
TOTAL MUNICIPAL BONDS AND NOTES — 0.92% (Cost $13,942,783)		$ 14,367,715
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
500,000	3.38%, 06/12/2020	522,081
3,500,000	2.63%, 12/10/2021(c)	3,600,562
2,600,000	5.75%, 06/12/2026	3,246,363
	Federal Home Loan Mortgage Corp
2,500,000	0.88%, 10/12/2018	2,487,810
2,000,000	1.25%, 10/02/2019	1,988,310
500,000	2.38%, 01/13/2022	508,701
	Federal National Mortgage Association
1,500,000	1.63%, 11/27/2018	1,501,849
3,500,000	1.00%, 10/24/2019	3,459,183
1,000,000	1.50%, 06/22/2020(c)	997,015
1,000,000	1.38%, 10/07/2021	980,810
2,000,000	1.88%, 09/24/2026(c)	1,897,812
500,000	Resolution Funding Corp 9.38%, 10/15/2020	610,904
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022(c)	1,740,112

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 1,260,000	7.13%, 05/01/2030	$ 1,826,883
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.63% (Cost $25,019,367)		$ 25,368,395
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
1,000,000	0.88%, 10/15/2018	994,727
3,000,000	1.25%, 10/31/2018	2,995,547
6,300,000	1.25%, 11/30/2018	6,289,172
13,000,000	1.38%, 12/31/2018	12,995,430
14,000,000	1.25%, 01/31/2019	13,968,281
9,000,000	1.38%, 02/28/2019	8,993,672
5,000,000	1.50%, 02/28/2019	5,004,297
9,500,000	1.63%, 03/31/2019(c)	9,526,719
9,500,000	1.25%, 04/30/2019	9,471,797
3,500,000	3.13%, 05/15/2019	3,594,336
7,500,000	1.13%, 05/31/2019(c)	7,461,328
10,500,000	1.00%, 06/30/2019	10,419,199
10,000,000	0.88%, 07/31/2019(c)	9,894,922
12,000,000	1.00%, 08/31/2019(c)	11,894,063
10,000,000	1.25%, 10/31/2019(c)	9,950,000
10,000,000	1.00%, 11/30/2019(c)(d)	9,892,969
5,000,000	1.50%, 11/30/2019(c)	4,998,633
5,000,000	1.13%, 12/31/2019(c)	4,956,641
9,000,000	1.25%, 01/31/2020	8,938,828
3,870,000	3.63%, 02/15/2020	4,057,302
5,000,000	1.38%, 02/29/2020	4,978,320
9,000,000	1.38%, 03/31/2020	8,956,758
3,800,000	1.13%, 04/30/2020	3,757,250
3,000,000	3.50%, 05/15/2020	3,148,594
9,000,000	1.38%, 05/31/2020	8,950,078
9,000,000	1.63%, 06/30/2020	9,005,625
10,000,000	1.63%, 07/31/2020	10,003,125
7,500,000	2.63%, 08/15/2020	7,711,230
9,000,000	1.38%, 09/30/2020	8,931,445
5,000,000	1.75%, 10/31/2020	5,014,258
10,000,000	2.63%, 11/15/2020	10,290,625
6,000,000	2.38%, 12/31/2020	6,129,609
4,800,000	2.13%, 01/31/2021	4,865,625
10,000,000	2.00%, 02/28/2021	10,094,141
5,000,000	2.25%, 03/31/2021	5,087,500
7,000,000	1.38%, 04/30/2021	6,909,766
5,000,000	3.13%, 05/15/2021	5,242,383
5,000,000	2.00%, 05/31/2021	5,043,359
5,000,000	2.13%, 06/30/2021	5,063,867
6,500,000	1.13%, 07/31/2021	6,339,785
5,000,000	2.13%, 08/15/2021	5,062,305
2,000,000	2.13%, 09/30/2021	2,023,672
5,500,000	2.00%, 11/15/2021	5,540,820
2,650,000	8.00%, 11/15/2021	3,301,113
4,000,000	1.50%, 01/31/2022	3,938,750
4,000,000	2.00%, 02/15/2022	4,024,844
6,500,000	1.75%, 03/31/2022	6,461,152
5,000,000	1.75%, 04/30/2022	4,967,383
10,000,000	1.88%, 05/31/2022	9,988,281
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 5,000,000	2.13%, 06/30/2022	$ 5,046,094
5,000,000	2.00%, 07/31/2022	5,017,773
4,700,000	1.63%, 08/15/2022	4,638,496
3,650,000	7.25%, 08/15/2022(c)	4,552,805
8,000,000	1.63%, 11/15/2022	7,873,750
2,000,000	1.75%, 01/31/2023	1,975,000
7,000,000	1.50%, 02/28/2023	6,819,258
5,000,000	1.50%, 03/31/2023	4,865,820
5,000,000	1.75%, 05/15/2023	4,925,391
3,500,000	1.38%, 06/30/2023	3,373,535
5,000,000	2.50%, 08/15/2023	5,127,344
2,000,000	6.25%, 08/15/2023	2,465,547
5,000,000	1.38%, 09/30/2023	4,805,664
7,500,000	2.75%, 11/15/2023	7,792,676
6,000,000	2.25%, 01/31/2024(c)	6,050,391
4,000,000	2.13%, 02/29/2024	4,001,406
10,000,000	2.50%, 05/15/2024	10,223,828
6,500,000	2.38%, 08/15/2024	6,589,121
3,750,000	2.25%, 11/15/2024	3,767,285
5,500,000	2.00%, 02/15/2025	5,422,656
10,000,000	2.13%, 05/15/2025	9,932,031
4,800,000	6.88%, 08/15/2025(c)	6,428,437
6,000,000	2.25%, 11/15/2025	5,997,188
5,000,000	1.63%, 02/15/2026	4,751,367
10,000,000	2.00%, 11/15/2026	9,740,625
2,000,000	2.38%, 05/15/2027	2,007,422
6,200,000	4.75%, 02/15/2037	8,229,047
7,000,000	3.50%, 02/15/2039	7,899,062
5,275,000	4.38%, 05/15/2040	6,720,062
6,000,000	3.13%, 11/15/2041	6,344,062
9,000,000	2.75%, 08/15/2042	8,886,445
5,000,000	3.13%, 02/15/2043	5,272,070
5,000,000	2.88%, 05/15/2043	5,036,719
5,000,000	3.75%, 11/15/2043	5,856,836
5,000,000	3.63%, 02/15/2044	5,741,992
5,000,000	3.38%, 05/15/2044	5,508,203
5,000,000	3.13%, 08/15/2044	5,271,289
5,000,000	3.00%, 11/15/2044	5,148,828
13,000,000	2.50%, 02/15/2045	12,117,422
6,500,000	2.50%, 02/15/2046	6,041,953
TOTAL U.S. TREASURY BONDS AND NOTES — 36.95% (Cost $575,467,100)		$ 575,394,426

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 6.10%
$11,700,000	Repurchase agreement (principal amount/value $11,700,000 with a maturity value of $11,701,043 with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $11,701,043 on 10/2/17 collateralized by U.S. Treasury securities, 0.88% - 1.50%, 1/31/18 - 8/31/20, with a value of $11,934,067.	$ 11,700,000
24,342,859	Undivided interest of 13.65% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $24,342,859 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(e)	24,342,859
24,342,859	Undivided interest of 13.72% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $24,342,859 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(e)	24,342,859
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$10,276,209	Undivided interest of 28.20% in a repurchase agreement (principal amount/value $29,577,870 with a maturity value of $29,580,458) with ING Financial Markets LLC, 1.05%, dated 9/29/17 to be repurchased at $10,276,209 on 10/2/17 collateralized by Federal National Mortgage Association securities, 3.00% - 4.00%, 3/1/26 - 11/1/46, with a value of $30,169,697.(e)	$ 10,276,209
24,342,859	Undivided interest of 45.02% in a repurchase agreement (principal amount/value $44,602,207 with a maturity value of $44,606,221) with Citigroup Global Markets Inc, 1.08%, dated 9/29/17 to be repurchased at $24,342,859 on 10/2/17 collateralized by various U.S. Government Agency securities, 1.90% - 9.00%, 12/1/17 - 6/1/51, with a value of $45,494,252.(e)	24,342,859
SHORT TERM INVESTMENTS — 6.10% (Cost $95,004,786)		$ 95,004,786
TOTAL INVESTMENTS — 105.50% (Cost $1,634,465,764)		$ 1,642,812,223
OTHER ASSETS & LIABILITIES, NET — (5.50)%		$ (85,685,716)
TOTAL NET ASSETS — 100.00%		$ 1,557,126,507

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 29, 2017, the aggregate cost and fair value of 144A securities was $53,107,847 and $54,074,990, respectively, representing 3.47% of net assets.
(b)	Illiquid security; at September 29, 2017, the aggregate cost and fair value of illiquid securities was $22,524,667 and $23,460,064, respectively, representing 1.51% of net assets.
(c)	All or a portion of the security is on loan at September 29, 2017.
(d)	All or a portion of the security has been segregated to cover TBA commitments.
(e)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TBA	To Be Announced
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

September 29, 2017

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Illiquid Securities
Investments in securities include issues that are illiquid. An illiquid security may have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, the issuer’s financial performance and is valued under methods approved by the Board of Directors reflecting fair value. Illiquid securities are marked with an applicable footnote on the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

September 29, 2017

Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 3.03%
$255,000	ALM XVI Ltd(a)(b) Series 2015-16A Class A1R 2.35%,07/15/2027 LIBOR 90 DAY + 105	$ 255,676
454,000	American Money Management Corp(a)(b) Series 2014-14A Class A1LR 2.56%, 07/25/2029 LIBOR 90 DAY + 125	457,755
272,000	Anchorage Capital Ltd(a)(b) Series 2015-6A Class AR 2.57%, 07/15/2030 LIBOR 90 DAY + 127	272,334
	Atlas Senior Loan Fund Ltd(a)(b)
	Series 2014-1A Class AR2
400,000	2.56%, 07/16/2029 LIBOR 90 DAY + 126	399,997
	Series 2017-8A Class A
250,000	2.61%, 01/16/2030 LIBOR 90 DAY + 130	250,274
500,000	Atrium IX(a)(b) Series 2009A Class AR 2.56%, 05/28/2030 LIBOR 90 DAY + 124	504,699
250,000	Atrium X(a)(b) Series 2010A Class AR 2.25%, 07/16/2025 LIBOR 90 DAY + 95	250,561
250,000	Avery Point III Ltd(a)(b) Series 2013-3A Class AR 2.42%, 01/18/2025 LIBOR 90 DAY + 112	250,656
	Bain Capital Credit(a)(b)
	Series 2017-1A Class A1
250,000	2.56%, 07/20/2030 LIBOR 90 DAY + 125	249,990
	Series 2017-2A Class AR
454,000	2.56%, 07/25/2030 LIBOR 90 DAY + 125	453,995
236,000	Bayview Koitere Fund Trust 2017-RT4(a) Series 2017-RT4 Class A 3.50%, 07/28/2057	242,158
	Bayview Opportunity Master Fund IV Trust(a)
	Series 2017-SPL3 Class A
92,138	4.00%, 11/28/2053	95,922
	Series 2017-SPL4 Class A
93,244	3.50%, 01/28/2055	95,664
	Series 2017-SPL5 Class A
118,814	3.50%, 06/28/2057	121,945
	Series 2017-RT3 Class A
155,000	3.50%, 01/28/2058	159,200
308,000	Benefit Street Partners Ltd(a)(b) Series 2014-VA Class AR 2.51%, 10/20/2026 LIBOR 90 DAY + 120	309,618
	BlueMountain Ltd(a)(b)
	Series 2014-1A Class A1R
Principal Amount		Fair Value
Non-Agency — (continued)
$360,000	2.57%, 04/30/2026 LIBOR 90 DAY + 126	$ 362,406
	Series 2014-2A Class AR
250,000	2.24%, 07/20/2026 LIBOR 90 DAY + 93	250,990
359,806	Chesapeake Funding II LLC(a)(b) Series 2016-2A Class A2 2.23%, 06/15/2028 LIBOR 30 DAY + 100	362,019
430,000	CIFC Funding Ltd(a)(b) Series 2014-3A Class B2R 2.81%, 07/22/2026 LIBOR 90 DAY + 150	431,221
540,000	Drive Auto Receivables Trust(a) Series 2017-AA Class C 2.98%, 01/18/2022	545,658
250,000	Dryden 49 Senior Loan Fund(a)(b) Series 2017-49A Class A 2.54%, 07/18/2030 LIBOR 90 DAY + 121	250,486
	KKR Ltd(a)(b)
	Series 2017-9 ClassAR
268,000	2.57%, 07/15/2030 LIBOR 90 DAY + 127	268,331
	Series 2018 Class A
454,000	2.59%, 07/18/2030 LIBOR 90 DAY + 127	453,997
440,000	LCM Ltd Partnership(a)(b) Series 2017-25A Class A 2.52%, 07/20/2030 LIBOR 90 DAY + 121	441,416
100,000	Lendmark Funding Trust(a)(c) Series 2017-1A Class A 2.83%, 12/22/2025	100,034
264,000	Madison Park Funding XIV Ltd(a)(b) Series 2014-14A Class A1R 2.43%, 07/20/2026 LIBOR 90 DAY + 112	265,311
250,000	Magnetite IX Ltd(a)(b) Series 2014-9A Class A1R 2.31%, 07/25/2026 LIBOR 90 DAY + 100	250,203
	Nationstar HECM Loan Trust(a)
	Series 2017-1A Class A
68,462	1.97%, 05/25/2027	68,477
	Series 2017-2A Class A1
100,000	2.04%, 09/25/2027(d)	100,000
255,000	Northwoods Capital XV Ltd(a)(b) Series 2017-15A Class A 2.56%, 06/20/2029 LIBOR 90 DAY + 130	255,075
	Oaktree EIF II Ltd(a)(b)
	Series 2014-A2 Class AR
255,000	2.47%, 11/15/2025 LIBOR 90 DAY + 115	255,237
	Series 2015-B1A Class A
267,000	2.87%, 02/15/2026 LIBOR 90 DAY + 155	267,897

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$250,000	Octagon Investment Partners XV Ltd(a)(b) Series 2013-1A Class A1AR 2.52%, 07/19/2030 LIBOR 90 DAY + 121	$ 249,998
260,000	Octagon Investment Partners XX Ltd(a)(b) Series 2014-1A Class AR 2.44%, 08/12/2026 LIBOR 90 DAY + 113	261,429
260,000	Octagon Loan Funding Ltd(a)(b) Series 2014-1A Class A1R 2.46%, 11/18/2026 LIBOR 90 DAY + 114	260,855
446,000	OHA Credit Partners Ltd(a)(b) Series 2014-10A Class AR 2.44%, 07/20/2026 LIBOR 90 DAY + 113	447,937
	OneMain Financial Issuance Trust(a)
	Series 2016-2A Class A
100,000	4.10%, 03/20/2028	101,733
	Series 2017-1A Class A1
208,000	2.37%, 09/14/2032	207,113
317,000	OZLM IX Ltd(a)(b) Series 2014-9A Class A1R 2.53%, 01/20/2027 LIBOR 90 DAY + 122	318,575
250,000	Santander Drive Auto Receivables Trust Series 2016-2 Class D 3.39%, 04/15/2022	253,431
	SoFi Consumer Loan Program LLC(a)
	Series 2017-3 Class A
206,143	2.77%, 05/25/2026	206,981
	Series 2017-4 Class A
92,301	2.50%, 05/26/2026	92,252
260,000	Sound Point Ltd(a)(b) Series 2013-3A Class AR 2.41%, 01/21/2026 LIBOR 90 DAY + 110	260,163
215,000	Springleaf Funding Trust(a) Series 2017-AA Class A 2.68%, 07/15/2030	214,973
266,000	Symphony Ltd(a)(b) Series 2014-15A Class AR 2.48%, 10/17/2026 LIBOR 90 DAY + 118	267,002
	Towd Point Mortgage Trust(a)
	Series 2017-2 Class A1
185,407	2.75%, 04/25/2057	186,377
325,623	2.75%, 06/25/2057	327,192
260,000	Vibrant Ltd(a)(b) Series 2017-6A Class A 2.57%, 06/20/2029 LIBOR 90 DAY + 124	259,999
	Voya Ltd(a)(b)
	Series 2014-4A Class A1R
255,000	2.25%, 10/14/2026 LIBOR 90 DAY + 95	255,264
	Series 2017-3A Class A1A
Principal Amount		Fair Value
Non-Agency — (continued)
$ 250,000	2.55%, 07/20/2030 LIBOR 90 DAY + 123	$ 250,123
250,000	ZAIS CLO 5 Ltd(a)(b) Series 2016-2A 2.83%, 10/15/2028 LIBOR 30 DAY + 153	251,683
263,000	ZAIS Ltd(a)(b) Series 2017-1A Class A1 2.57%, 07/15/2029 LIBOR 90 DAY + 137	262,997
TOTAL ASSET-BACKED SECURITIES — 3.03% (Cost $14,206,790)		$ 14,235,279
CORPORATE BONDS AND NOTES
Basic Materials — 1.35%
420,000	Albemarle Corp 5.45%, 12/01/2044	486,788
50,000	Alpha 3 BV / Alpha US Bidco Inc(a) 6.25%, 02/01/2025	50,875
200,000	ArcelorMittal 6.75%, 02/25/2022	228,420
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021	208,673
600,000	4.45%, 03/01/2023	611,748
125,000	Clearwater Paper Corp(a) 5.38%, 02/01/2025	124,375
50,000	Coeur Mining Inc 5.88%, 06/01/2024	50,000
75,000	Compass Minerals International Inc(a) 4.88%, 07/15/2024	73,688
50,000	Eco Services Operations LLC / Eco Finance Corp(a) 8.50%, 11/01/2022	52,125
110,000	EI du Pont de Nemours & Co 2.20%, 05/01/2020	110,689
	Freeport-McMoRan Inc
125,000	3.88%, 03/15/2023	123,125
75,000	5.40%, 11/14/2034	71,625
250,000	Gold Fields Orogen Holdings BVI Ltd(a) 4.88%, 10/07/2020	256,875
100,000	Hexion US Finance Corp 6.63%, 04/15/2020	89,500
50,000	Hudbay Minerals Inc(a) 7.63%, 01/15/2025	54,126
250,000	Incitec Pivot Finance LLC(a) 6.00%, 12/10/2019	267,940
400,000	International Paper Co 4.40%, 08/15/2047	404,362
150,000	Platform Specialty Products Corp(a) 6.50%, 02/01/2022	155,438
50,000	PQ Corp(a) 6.75%, 11/15/2022	54,125
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,060,731
	RPM International Inc
225,000	6.50%, 02/15/2018	228,858

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Basic Materials — (continued)
$ 110,000	6.13%, 10/15/2019	$ 118,936
100,000	5.25%, 06/01/2045	111,571
	Sherwin-Williams Co
30,000	3.13%, 06/01/2024	30,139
310,000	3.30%, 02/01/2025	311,020
125,000	Signode Industrial Group Lux SA / Signode Industrial Group US Inc(a) 6.38%, 05/01/2022	129,688
	Southern Copper Corp
250,000	3.50%, 11/08/2022	256,383
250,000	6.75%, 04/16/2040	306,647
50,000	Steel Dynamics Inc 5.25%, 04/15/2023	51,875
50,000	Teck Resources Ltd 6.13%, 10/01/2035	56,000
145,000	Vale Overseas Ltd 6.25%, 08/10/2026	164,937
50,000	Versum Materials Inc(a) 5.50%, 09/30/2024	53,000
		6,354,282
Communications — 4.37%
60,000	21st Century Fox America Inc 4.95%, 10/15/2045	65,603
75,000	Acosta Inc(a) 7.75%, 10/01/2022	54,000
	Amazon.com Inc
35,000	1.90%, 08/21/2020(a)	35,079
25,000	2.80%, 08/22/2024(a)	25,038
250,000	3.15%, 08/22/2027(a)	250,962
95,000	3.88%, 08/22/2037(a)	95,990
100,000	4.95%, 12/05/2044	115,417
	AMC Networks Inc
75,000	5.00%, 04/01/2024	77,438
50,000	4.75%, 08/01/2025	50,500
	AT&T Inc
255,000	3.60%, 02/17/2023	262,282
105,000	3.40%, 08/14/2024	105,121
1,035,000	3.90%, 08/14/2027	1,036,168
40,000	4.50%, 05/15/2035	39,474
1,075,000	4.80%, 06/15/2044	1,045,292
100,000	4.75%, 05/15/2046	96,281
500,000	5.45%, 03/01/2047	528,617
145,000	5.15%, 02/14/2050	146,110
50,000	Cablevision Systems Corp 5.88%, 09/15/2022	51,750
690,000	CBS Corp 4.90%, 08/15/2044	715,498
50,000	CBS Radio Inc(a) 7.25%, 11/01/2024	53,375
	CCO Holdings LLC / CCO Holdings Capital Corp
150,000	5.13%, 02/15/2023	154,875
50,000	5.38%, 05/01/2025(a)	51,819
75,000	5.75%, 02/15/2026(a)	78,750
50,000	5.88%, 05/01/2027(a)	52,375
50,000	5.00%, 02/01/2028(a)	50,000
Principal Amount		Fair Value
Communications — (continued)
$ 200,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(a) 7.75%, 07/15/2025	$ 221,000
	Charter Communications Operating LLC / Charter Communications Operating Capital
140,000	4.46%, 07/23/2022	147,852
70,000	4.91%, 07/23/2025	74,806
200,000	4.20%, 03/15/2028(a)	202,240
135,000	5.38%, 05/01/2047(a)	139,690
75,000	Clear Channel Worldwide Holdings Inc 6.50%, 11/15/2022	77,250
	Comcast Corp
60,000	2.35%, 01/15/2027	55,978
1,730,000	3.30%, 02/01/2027	1,753,177
500,000	3.15%, 02/15/2028	497,921
105,000	3.40%, 07/15/2046	96,715
50,000	CommScope Technologies Finance LLC(a) 6.00%, 06/15/2025	53,438
	Cox Communications Inc(a)
55,000	3.15%, 08/15/2024	54,632
450,000	3.35%, 09/15/2026	440,176
95,000	6.95%, 06/01/2038	113,772
35,000	4.50%, 06/30/2043	32,202
200,000	CSC Holdings LLC(a) 5.50%, 04/15/2027	208,000
485,000	Deutsche Telekom International Finance BV(a) 3.60%, 01/19/2027	490,487
	Discovery Communications LLC
81,000	3.80%, 03/13/2024	83,454
65,000	3.45%, 03/15/2025	63,991
580,000	4.90%, 03/11/2026	618,981
250,000	3.95%, 03/20/2028	249,312
	DISH DBS Corp
50,000	5.88%, 07/15/2022	53,125
150,000	5.88%, 11/15/2024	157,155
50,000	EW Scripps Co(a) 5.13%, 05/15/2025	51,000
100,000	Gray Television Inc(a) 5.88%, 07/15/2026	103,000
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025	297,789
200,000	5.00%, 05/13/2045	199,774
75,000	iHeartCommunications Inc 9.00%, 03/01/2021	53,297
	Intelsat Jackson Holdings SA
125,000	7.50%, 04/01/2021	118,437
100,000	5.50%, 08/01/2023	84,750
50,000	9.75%, 07/15/2025(a)	50,500
50,000	LIN Television Corp 5.88%, 11/15/2022	52,125
50,000	Match Group Inc 6.38%, 06/01/2024	54,438
100,000	Nexstar Escrow Corp(a) 5.63%, 08/01/2024	103,500
250,000	Numericable-SFR SAS(a) 7.38%, 05/01/2026	269,375

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$500,000	Omnicom Group Inc 3.63%, 05/01/2022	$ 520,610
75,000	Outfront Media Capital LLC / Outfront Media Capital Corp 5.88%, 03/15/2025	78,563
	Radio One Inc(a)
50,000	9.25%, 02/15/2020	47,375
50,000	7.38%, 04/15/2022	50,000
52,000	Scripps Networks Interactive Inc 3.95%, 06/15/2025	52,837
	Sinclair Television Group Inc(a)
75,000	5.63%, 08/01/2024	76,969
75,000	5.88%, 03/15/2026	76,500
	Sirius XM Radio Inc(a)
50,000	6.00%, 07/15/2024	53,813
75,000	5.38%, 04/15/2025	79,125
50,000	5.38%, 07/15/2026	52,625
25,000	5.00%, 08/01/2027	25,500
575,000	Sky PLC(a) 3.75%, 09/16/2024	589,766
100,000	Sprint Capital Corp 6.88%, 11/15/2028	112,000
50,000	Sprint Communications Inc 6.00%, 11/15/2022	53,860
	Sprint Corp
125,000	7.13%, 06/15/2024	140,625
100,000	7.63%, 02/15/2025	115,000
50,000	Symantec Corp(a) 5.00%, 04/15/2025	52,282
	T-Mobile USA Inc
50,000	5.13%, 04/15/2025	52,250
175,000	6.63%, 04/01/2023	184,191
75,000	TEGNA Inc 6.38%, 10/15/2023	79,781
	Telefonica Emisiones SAU
150,000	4.10%, 03/08/2027	155,127
300,000	7.05%, 06/20/2036	397,214
260,000	5.21%, 03/08/2047	285,975
	Time Warner Cable Inc
50,000	6.55%, 05/01/2037	58,702
750,000	5.50%, 09/01/2041	778,365
65,000	4.50%, 09/15/2042	61,571
100,000	Time Warner Cable LLC 4.00%, 09/01/2021	103,870
	Time Warner Inc
40,000	2.95%, 07/15/2026	37,763
40,000	4.85%, 07/15/2045	40,629
75,000	Tribune Media Co 5.88%, 07/15/2022	78,000
200,000	Unitymedia KabelBW GmbH(a) 6.13%, 01/15/2025	213,250
50,000	VeriSign Inc 4.75%, 07/15/2027	51,500
	Verizon Communications Inc
75,000	2.95%, 03/15/2022	76,253
900,000	5.15%, 09/15/2023	1,009,692
450,000	4.15%, 03/15/2024	476,291
200,000	4.50%, 08/10/2033	205,061
Principal Amount		Fair Value
Communications — (continued)
$430,000	5.25%, 03/16/2037	$ 471,338
150,000	4.81%, 03/15/2039	154,770
60,000	4.52%, 09/15/2048	58,027
45,000	Viacom Inc 4.38%, 03/15/2043	38,746
200,000	Virgin Media Secured Finance PLC(a) 5.25%, 01/15/2026	208,250
325,000	WPP Finance 2010 5.13%, 09/07/2042	338,053
200,000	Ziggo Secured Finance BV(a) 5.50%, 01/15/2027	204,938
		20,558,210
Consumer, Cyclical — 2.82%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(a)
36,000	6.00%, 04/01/2022	37,134
50,000	4.25%, 05/15/2024	50,188
100,000	5.00%, 10/15/2025	101,750
50,000	Adient Global Holdings(a) 4.88%, 08/15/2026	51,125
750,000	Advance Auto Parts Inc 4.50%, 12/01/2023	785,550
75,000	American Axle & Manufacturing Inc(a) 6.50%, 04/01/2027	75,656
25,000	American Builders & Contractors Supply Co Inc(a) 5.63%, 04/15/2021	25,563
	Aramark Services Inc
75,000	5.13%, 01/15/2024	79,594
50,000	5.00%, 04/01/2025(a)	53,500
100,000	Argos Merger Sub Inc(a) 7.13%, 03/15/2023	78,030
	AutoNation Inc
170,000	3.35%, 01/15/2021	173,648
100,000	4.50%, 10/01/2025	105,626
525,000	AutoZone Inc 3.25%, 04/15/2025	519,257
50,000	BCD Acquisition Inc(a) 9.63%, 09/15/2023	55,062
	Boyd Gaming Corp
75,000	6.88%, 05/15/2023	80,203
50,000	6.38%, 04/01/2026	54,562
50,000	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op(a) 5.38%, 04/15/2027	52,500
75,000	Chester Downs & Marina LLC / Chester Downs Finance Corp(a) 9.25%, 02/01/2020	75,937
100,000	CRC Escrow Issuer LLC / CRC Finco Inc(a) 5.25%, 10/15/2025	100,000
	CVS Health Corp
165,000	2.75%, 12/01/2022	165,328
495,000	3.88%, 07/20/2025	516,110
155,000	2.88%, 06/01/2026	149,680

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$450,000	5.13%, 07/20/2045	$ 517,230
	Daimler Finance North America LLC(a)
500,000	1.50%, 07/05/2019	495,852
185,000	2.45%, 05/18/2020	186,267
75,000	Dana Financing Luxembourg S.a.r.l.(a) 6.50%, 06/01/2026	81,000
150,000	Delta Air Lines Inc 3.63%, 03/15/2022	154,128
310,000	Dollar General Corp 4.15%, 11/01/2025	328,943
50,000	Eldorado Resorts Inc 6.00%, 04/01/2025	52,510
50,000	EMI Music Publishing Group North America Holdings Inc(a) 7.63%, 06/15/2024	55,625
	Ferrellgas LP / Ferrellgas Finance Corp
50,000	6.50%, 05/01/2021	48,500
75,000	6.75%, 01/15/2022	72,750
	Ford Motor Co
975,000	4.75%, 01/15/2043	955,398
90,000	5.29%, 12/08/2046	93,855
	General Motors Co
170,000	6.25%, 10/02/2043	194,186
400,000	5.20%, 04/01/2045	404,419
130,000	6.75%, 04/01/2046	156,519
100,000	Goodyear Tire & Rubber Co 4.88%, 03/15/2027	102,948
50,000	Hanesbrands Inc(a) 4.88%, 05/15/2026	51,938
500,000	Harley-Davidson Financial Services Inc(a) 2.15%, 02/26/2020	498,227
50,000	HD Supply Inc(a) 5.75%, 04/15/2024	53,500
	Home Depot Inc
400,000	2.80%, 09/14/2027	392,752
85,000	5.88%, 12/16/2036	110,357
30,000	4.40%, 03/15/2045	32,903
340,000	Hyundai Capital America(a) 2.60%, 03/19/2020	339,806
400,000	Hyundai Capital Services Inc(a) 2.63%, 09/29/2020	398,507
200,000	IHO Verwaltungs GmbH(a)(e) 4.75%, 09/15/2026 PIK rate, 5.50%	203,750
100,000	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(a) 5.25%, 06/01/2026	106,000
40,000	Lowe's Cos Inc 3.70%, 04/15/2046	38,778
50,000	McDonald's Corp 4.45%, 03/01/2047	52,899
	MGM Resorts International
50,000	6.00%, 03/15/2023	55,125
50,000	4.63%, 09/01/2026	50,625
75,000	Mohegan Tribal Gaming Authority(a) 7.88%, 10/15/2024	80,156
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	Nissan Motor Acceptance Corp(a)
$500,000	2.25%, 01/13/2020	$ 502,392
90,000	2.15%, 09/28/2020	90,085
475,000	2.65%, 07/13/2022	476,068
75,000	Omega US Sub LLC(a) 8.75%, 07/15/2023	79,500
50,000	Party City Holdings Inc(a) 6.13%, 08/15/2023	52,000
50,000	Penn National Gaming Inc(a) 5.63%, 01/15/2027	51,875
50,000	Performance Food Group Inc(a) 5.50%, 06/01/2024	51,625
50,000	PetSmart Inc(a) 8.88%, 06/01/2025	39,688
100,000	Pinnacle Entertainment Inc 5.63%, 05/01/2024	102,250
50,000	Regal Entertainment Group 5.75%, 02/01/2025	50,625
50,000	Rite Aid Corp(a) 6.13%, 04/01/2023	48,625
75,000	Rivers Pittsburgh LP(a) 6.13%, 08/15/2021	75,750
50,000	Sally Holdings LLC / Sally Capital Inc 5.63%, 12/01/2025	51,250
50,000	Scotts Miracle-Gro Co 5.25%, 12/15/2026	52,750
150,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(a) 5.88%, 05/15/2021	151,500
125,000	Six Flags Entertainment Corp(a) 5.50%, 04/15/2027	128,125
50,000	Station Casinos LLC(a) 5.00%, 10/01/2025	50,120
	Suburban Propane Partners LP / Suburban Energy Finance Corp
50,000	5.50%, 06/01/2024	50,250
50,000	5.75%, 03/01/2025	49,500
50,000	5.88%, 03/01/2027	49,500
50,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(a) 5.88%, 05/15/2025	49,125
50,000	Tenneco Inc 5.00%, 07/15/2026	51,250
	Tiffany & Co
280,000	3.80%, 10/01/2024	286,154
255,000	4.90%, 10/01/2044	250,503
	Toyota Motor Credit Corp
85,000	1.95%, 04/17/2020	85,017
70,000	2.60%, 01/11/2022	70,805
200,000	Under Armour Inc 3.25%, 06/15/2026	185,872
	Wal-Mart Stores Inc
150,000	5.63%, 04/15/2041	194,459
40,000	4.30%, 04/22/2044	44,430
50,000	WMG Acquisition Corp(a) 5.00%, 08/01/2023	51,625

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 50,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(a) 5.25%, 05/15/2027	$ 50,937
		13,275,111
Consumer, Non-Cyclical — 5.63%
	Abbott Laboratories
90,000	2.90%, 11/30/2021	91,530
250,000	3.75%, 11/30/2026	256,421
250,000	4.90%, 11/30/2046	279,069
	Acadia Healthcare Co Inc
50,000	5.63%, 02/15/2023	52,500
75,000	6.50%, 03/01/2024	80,531
	Actavis Funding SCS
300,000	2.35%, 03/12/2018	300,866
100,000	3.45%, 03/15/2022	103,775
60,000	4.55%, 03/15/2035	63,987
60,000	Aetna Inc 2.80%, 06/15/2023	60,301
100,000	Air Medical Merger Sub Corp(a) 6.38%, 05/15/2023	96,250
	Albertsons Cos LLC / Safeway Inc / New Albertson's Inc / Albertson's LLC
75,000	6.63%, 06/15/2024	69,844
50,000	5.75%, 03/15/2025	44,000
	Altria Group Inc
34,000	9.25%, 08/06/2019	38,502
110,000	2.85%, 08/09/2022	112,294
50,000	3.88%, 09/16/2046	48,844
80,000	Amgen Inc 2.65%, 05/11/2022	80,630
	Anheuser-Busch InBev Finance Inc
320,000	3.30%, 02/01/2023	331,662
815,000	3.65%, 02/01/2026	842,812
55,000	4.70%, 02/01/2036	60,882
235,000	4.44%, 10/06/2048	251,469
	Anthem Inc
75,000	2.30%, 07/15/2018	75,324
115,000	4.63%, 05/15/2042	124,524
	AstraZeneca PLC
560,000	2.38%, 06/12/2022	555,071
400,000	3.13%, 06/12/2027	395,102
440,000	Automatic Data Processing Inc 3.38%, 09/15/2025	456,038
	Avantor Inc(a)
50,000	6.00%, 10/01/2024	51,188
50,000	9.00%, 10/01/2025	51,125
50,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc(a) 6.38%, 04/01/2024	52,125
	BAT Capital Corp(a)
100,000	2.30%, 08/14/2020	100,298
380,000	3.56%, 08/15/2027	381,156
100,000	4.39%, 08/15/2037	101,869
400,000	4.54%, 08/15/2047	411,328
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 70,000	BAT International Finance PLC(a) 2.75%, 06/15/2020	$ 71,127
300,000	Bayer US Finance LLC(a) 3.38%, 10/08/2024	305,346
	Becton Dickinson & Co
160,000	3.36%, 06/06/2024	161,429
120,000	3.73%, 12/15/2024	122,534
125,000	4.69%, 12/15/2044	132,060
400,000	4.67%, 06/06/2047	419,393
	Cardinal Health Inc
45,000	1.95%, 06/15/2018	45,066
185,000	2.62%, 06/15/2022	184,794
20,000	4.37%, 06/15/2047	20,466
	Celgene Corp
240,000	3.88%, 08/15/2025	253,138
175,000	5.00%, 08/15/2045	197,721
	CHS / Community Health Systems Inc
75,000	6.88%, 02/01/2022	58,875
75,000	6.25%, 03/31/2023	74,062
180,000	Church & Dwight Co Inc 3.15%, 08/01/2027	178,159
	Cigna Corp
55,000	3.05%, 10/15/2027	54,205
55,000	3.88%, 10/15/2047	54,775
300,000	Coca-Cola Femsa SAB de CV 4.63%, 02/15/2020	316,959
	Constellation Brands Inc
20,000	2.70%, 05/09/2022	20,063
15,000	3.50%, 05/09/2027	15,235
10,000	4.50%, 05/09/2047	10,489
225,000	Crimson Merger Sub Inc(a) 6.63%, 05/15/2022	220,500
	Danone SA(a)
300,000	2.08%, 11/02/2021	294,647
290,000	2.95%, 11/02/2026	281,322
50,000	Eagle Holding Co II LLC(a)(e) 7.63%, 05/15/2022 PIK rate, 8.38%	51,875
175,000	Endo Finance LLC(a) 6.00%, 07/15/2023	144,375
	Envision Healthcare Corp(a)
50,000	5.13%, 07/01/2022	51,875
100,000	6.25%, 12/01/2024	107,375
250,000	Equifax Inc 2.30%, 06/01/2021	244,187
	ERAC USA Finance LLC(a)
700,000	5.25%, 10/01/2020	756,856
70,000	7.00%, 10/15/2037	91,655
125,000	First Quality Finance Co Inc(a) 4.63%, 05/15/2021	126,287
310,000	Flowers Foods Inc 3.50%, 10/01/2026	304,429
50,000	Gartner Inc(a) 5.13%, 04/01/2025	52,750
	Gilead Sciences Inc
45,000	2.50%, 09/01/2023	44,530
700,000	3.65%, 03/01/2026	730,666
	Grupo Bimbo SAB de CV(a)
10,000	4.50%, 01/25/2022	10,617

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$400,000	4.88%, 06/27/2044	$ 402,184
50,000	GW Honos Security Corp(a) 8.75%, 05/15/2025	53,313
100,000	HCA Holdings Inc 6.25%, 02/15/2021	108,250
	HCA Inc
100,000	5.88%, 03/15/2022	110,750
150,000	5.25%, 04/15/2025	162,187
100,000	5.88%, 02/15/2026	107,348
50,000	Hearthside Group Holdings LLC / Hearthside Finance Co(a) 6.50%, 05/01/2022	51,250
	Heineken NV(a)
90,000	3.50%, 01/29/2028	91,811
200,000	4.35%, 03/29/2047	211,659
	Hertz Corp(a)
50,000	7.63%, 06/01/2022	51,563
50,000	5.50%, 10/15/2024	45,000
50,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019	50,194
205,000	Imperial Brands Finance PLC(a) 2.95%, 07/21/2020	208,073
200,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(a) 6.38%, 08/01/2023	209,250
	Johnson & Johnson
80,000	2.45%, 03/01/2026	78,524
75,000	3.55%, 03/01/2036	77,138
50,000	KAR Auction Services Inc(a) 5.13%, 06/01/2025	52,000
800,000	Kerry Group Financial Services(a) 3.20%, 04/09/2023	795,809
	Kraft Heinz Foods Co
120,000	2.00%, 07/02/2018	120,244
360,000	4.38%, 06/01/2046	352,794
750,000	Kroger Co 4.45%, 02/01/2047	707,597
50,000	Lamb Weston Holdings Inc(a) 4.88%, 11/01/2026	52,500
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC
125,000	4.75%, 04/15/2023	106,562
50,000	5.50%, 04/15/2025(a)	45,000
600,000	McCormick & Co Inc 3.40%, 08/15/2027	601,864
400,000	Mead Johnson Nutrition Co 4.60%, 06/01/2044	439,648
870,000	Medtronic Global Holdings SCA 3.35%, 04/01/2027	893,876
75,000	Medtronic Inc 4.63%, 03/15/2045	85,314
170,000	Molson Coors Brewing Co 3.00%, 07/15/2026	165,265
415,000	Mondelez International Holdings Netherlands BV(a) 2.00%, 10/28/2021	407,197
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$200,000	MPH Acquisition Holdings LLC(a) 7.13%, 06/01/2024	$ 215,000
195,000	Mylan NV 3.15%, 06/15/2021	198,371
50,000	Nielsen Co Luxembourg S.a.r.l.(a) 5.00%, 02/01/2025	52,063
175,000	Philip Morris International Inc 3.13%, 08/17/2027	175,363
	Post Holdings Inc(a)
75,000	5.00%, 08/15/2026	74,859
150,000	5.75%, 03/01/2027	154,500
150,000	Prestige Brands Inc(a) 5.38%, 12/15/2021	154,500
200,000	Reckitt Benckiser Treasury Services PLC(a) 3.00%, 06/26/2027	197,734
55,000	Reynolds American Inc 4.00%, 06/12/2022	58,086
660,000	S&P Global Inc 4.40%, 02/15/2026	713,993
	ServiceMaster Co LLC
50,000	5.13%, 11/15/2024(a)	51,375
75,000	7.45%, 08/15/2027	81,937
	Shire Acquisitions Investments Ireland Designated Activity Co
220,000	2.40%, 09/23/2021	219,175
300,000	3.20%, 09/23/2026	295,623
	Smithfield Foods Inc(a)
320,000	2.65%, 10/03/2021	319,607
200,000	4.25%, 02/01/2027	206,675
75,000	Southern Graphics Inc(a) 8.38%, 10/15/2020	76,031
50,000	Spectrum Brands Inc 6.13%, 12/15/2024	53,562
175,000	Sterigenics-Nordion Holdings LLC(a) 6.50%, 05/15/2023	182,000
75,000	Sterigenics-Nordion Topco LLC(a)(e) 8.13%, 11/01/2021 PIK rate, 8.88%	76,500
75,000	Surgery Center Holdings Inc(a) 6.75%, 07/01/2025	70,500
75,000	Sysco Corp 2.50%, 07/15/2021	75,460
150,000	Team Health Holdings Inc(a) 6.38%, 02/01/2025	142,125
75,000	Teleflex Inc 5.25%, 06/15/2024	79,312
	Tenet Healthcare Corp
75,000	6.75%, 06/15/2023	71,906
50,000	4.63%, 07/15/2024(a)	49,438
	Teva Pharmaceutical Finance Co BV
35,000	2.20%, 07/21/2021	33,660
600,000	3.15%, 10/01/2026	552,920
35,000	Teva Pharmaceutical Finance Netherlands III BV 1.70%, 07/19/2019	34,490

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 10,000	Teva Pharmaceutical Industries Ltd 2.80%, 07/21/2023	$ 9,560
	THC Escrow Corp III(a)
75,000	5.13%, 05/01/2025	73,969
50,000	7.00%, 08/01/2025	47,000
110,000	Thermo Fisher Scientific Inc 3.00%, 04/15/2023	111,781
120,000	Total System Services Inc 4.80%, 04/01/2026	131,092
	Tyson Foods Inc
280,000	3.55%, 06/02/2027	283,096
250,000	5.15%, 08/15/2044	284,653
75,000	United Rentals Inc 4.88%, 01/15/2028	75,281
75,000	United Rentals North America Inc 5.50%, 05/15/2027	79,969
	UnitedHealth Group Inc
165,000	1.70%, 02/15/2019	164,882
105,000	3.38%, 04/15/2027	107,955
160,000	4.75%, 07/15/2045	185,075
60,000	4.25%, 04/15/2047	64,720
100,000	US Foods Inc(a) 5.88%, 06/15/2024	104,750
	Valeant Pharmaceuticals International Escrow Inc(a)
200,000	5.88%, 05/15/2023	176,750
200,000	6.13%, 04/15/2025	175,500
50,000	Valeant Pharmaceuticals International Inc(a) 7.00%, 03/15/2024	53,250
	Verisk Analytics Inc
150,000	4.13%, 09/12/2022	158,356
225,000	5.50%, 06/15/2045	255,166
100,000	Vizient Inc(a) 10.38%, 03/01/2024	115,000
50,000	West Street Merger Sub Inc(a) 6.38%, 09/01/2025	49,750
		26,449,643
Diversified — 0.21%
800,000	CK Hutchison International 17 Ltd(a) 2.75%, 03/29/2023	795,725
200,000	Hutchison Whampoa International 14 Ltd(a) 1.63%, 10/31/2017	199,953
		995,678
Energy — 4.83%
50,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(a) 7.50%, 05/01/2025	51,875
	Anadarko Petroleum Corp
500,000	3.45%, 07/15/2024	495,127
20,000	6.60%, 03/15/2046	24,749
Principal Amount		Fair Value
Energy — (continued)
$ 75,000	Antero Midstream Partners LP / Antero Midstream Finance Corp 5.38%, 09/15/2024	$ 77,625
100,000	Antero Resources Corp 5.00%, 03/01/2025	101,500
525,000	Apache Corp 4.25%, 01/15/2044	493,456
50,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(a) 10.00%, 04/01/2022	53,625
1,000,000	BP Capital Markets PLC 2.75%, 05/10/2023	1,003,001
50,000	Callon Petroleum Co 6.13%, 10/01/2024	52,250
	Canadian Natural Resources Ltd
30,000	3.80%, 04/15/2024	30,841
250,000	3.90%, 02/01/2025	256,178
40,000	3.85%, 06/01/2027	40,404
95,000	6.25%, 03/15/2038	114,019
	Carrizo Oil & Gas Inc
50,000	6.25%, 04/15/2023	50,750
50,000	8.25%, 07/15/2025	54,312
30,000	Cenovus Energy Inc(a) 4.25%, 04/15/2027	29,732
100,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	107,625
75,000	Cheniere Energy Partners LP(a) 5.25%, 10/01/2025	76,687
	Chesapeake Energy Corp(a)
31,000	8.00%, 12/15/2022	33,441
50,000	8.00%, 01/15/2025	50,500
75,000	8.00%, 06/15/2027	74,250
500,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	633,046
350,000	Columbia Pipeline Group Inc 5.80%, 06/01/2045	419,960
10,000	Concho Resources Inc 3.75%, 10/01/2027	10,047
55,000	ConocoPhillips Co 4.95%, 03/15/2026	61,975
50,000	Continental Resources Inc 4.50%, 04/15/2023	50,125
50,000	CrownRock LP / CrownRock Finance Inc(a) 7.75%, 02/15/2023	53,375
100,000	CVR Refining LLC / Coffeyville Finance Inc 6.50%, 11/01/2022	102,000
60,000	Devon Energy Corp 3.25%, 05/15/2022	60,693
25,000	Devon Financing Corp LLC 7.88%, 09/30/2031	32,985
690,000	Enbridge Energy Partners LP 5.50%, 09/15/2040	721,093
30,000	Enbridge Inc 3.70%, 07/15/2027	30,345
175,000	Encana Corp 3.90%, 11/15/2021	180,294

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 75,000	Energy Transfer Equity LP 5.88%, 01/15/2024	$ 80,531
15,000	Energy Transfer LP 5.95%, 10/01/2043	16,053
	Energy Transfer Partners LP
500,000	4.90%, 02/01/2024	530,176
250,000	5.15%, 03/15/2045	244,100
500,000	Enterprise Products Operating LLC 3.90%, 02/15/2024	524,045
100,000	Enviva Partners LP / Finance Co 8.50%, 11/01/2021	106,500
50,000	EP Energy LLC / Everest Acquisition Finance Inc(a) 8.00%, 11/29/2024	50,500
750,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	807,790
	Gulfport Energy Corp
50,000	6.63%, 05/01/2023	50,625
50,000	6.00%, 10/15/2024	50,375
140,000	Hess Corp 5.80%, 04/01/2047	143,261
100,000	Holly Energy Partners LP(a) 6.00%, 08/01/2024	104,875
400,000	HollyFrontier Corp 5.88%, 04/01/2026	435,182
	Husky Energy Inc
150,000	6.15%, 06/15/2019	159,925
925,000	3.95%, 04/15/2022	965,542
220,000	Kerr-McGee Corp 6.95%, 07/01/2024	261,359
	Kinder Morgan Energy Partners LP
140,000	5.30%, 09/15/2020	150,780
250,000	5.80%, 03/01/2021	273,524
300,000	5.00%, 03/01/2043	298,476
	Kinder Morgan Inc
200,000	3.15%, 01/15/2023	200,928
90,000	5.55%, 06/01/2045	97,022
50,000	Laredo Petroleum Inc 6.25%, 03/15/2023	51,500
	Marathon Oil Corp
155,000	2.80%, 11/01/2022	150,639
250,000	3.85%, 06/01/2025	248,170
215,000	4.40%, 07/15/2027	219,474
300,000	Marathon Petroleum Corp 4.75%, 09/15/2044	298,280
	MPLX LP
645,000	4.13%, 03/01/2027	656,457
15,000	5.20%, 03/01/2047	15,696
700,000	Nabors Industries Inc 5.10%, 09/15/2023	673,050
50,000	NGPL PipeCo LLC(a) 4.88%, 08/15/2027	52,392
80,000	Noble Energy Inc 4.95%, 08/15/2047	81,508
50,000	NuStar Logistics LP 5.63%, 04/28/2027	52,750
50,000	Oasis Petroleum Inc 6.88%, 01/15/2023	50,750
50,000	PDC Energy Inc 6.13%, 09/15/2024	52,250
Principal Amount		Fair Value
Energy — (continued)
$ 50,000	Peabody Energy Corp(a) 6.38%, 03/31/2025	$ 51,375
1,000,000	Petrobras International Finance Co 5.38%, 01/27/2021	1,055,700
400,000	Petro-Canada 6.80%, 05/15/2038	535,267
	Petroleos Mexicanos
1,025,000	4.88%, 01/18/2024	1,062,925
30,000	6.75%, 09/21/2047	31,917
185,000	Petroleos Mexicanos SA de CV(a) 6.50%, 03/13/2027	205,023
	Pioneer Natural Resources Co
110,000	3.45%, 01/15/2021	112,449
20,000	4.45%, 01/15/2026	21,316
50,000	Precision Drilling Corp 7.75%, 12/15/2023	51,000
50,000	QEP Resources Inc 5.25%, 05/01/2023	48,610
50,000	Range Resources Corp 4.88%, 05/15/2025	49,250
145,000	Regency Energy Partners LP / Regency Energy Finance Corp 4.50%, 11/01/2023	151,898
50,000	RSP Permian Inc(a) 5.25%, 01/15/2025	50,750
850,000	Schlumberger Holdings Corp(a) 4.00%, 12/21/2025	890,544
50,000	SESI LLC(a) 7.75%, 09/15/2024	51,750
	Shell International Finance BV
215,000	2.88%, 05/10/2026	213,268
70,000	4.38%, 05/11/2045	74,933
175,000	4.00%, 05/10/2046	176,882
75,000	SM Energy Co 6.75%, 09/15/2026	75,000
200,000	Southeast Supply Header LLC(a) 4.25%, 06/15/2024	208,152
550,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	599,272
	Southwestern Energy Co
50,000	4.10%, 03/15/2022	48,250
50,000	7.75%, 10/01/2027	51,875
175,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp 5.50%, 08/15/2022	175,875
	Sunoco Logistics Partners Operations LP
45,000	3.90%, 07/15/2026	44,626
65,000	5.40%, 10/01/2047	66,160
75,000	Targa Pipeline Partners LP / Atlas Pipeline Finance Corp(c) 5.88%, 08/01/2023	75,000

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 50,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.38%, 02/01/2027	$ 52,062
230,000	TC PipeLines LP 3.90%, 05/25/2027	230,279
	TerraForm Power Operating LLC(a)(f)
75,000	6.38%, 02/01/2023	78,000
50,000	6.63%, 06/15/2025	53,250
100,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp 6.13%, 10/15/2021	103,125
50,000	Ultra Resources Inc(a) 7.13%, 04/15/2025	50,500
	Valero Energy Corp
130,000	3.40%, 09/15/2026	128,195
700,000	7.50%, 04/15/2032	921,108
	Weatherford International Ltd
75,000	8.25%, 06/15/2023	77,250
50,000	7.00%, 03/15/2038	44,500
100,000	Western Refining Logistics LP / WNRL Finance Corp 7.50%, 02/15/2023	107,000
50,000	Whiting Petroleum Corp 6.25%, 04/01/2023	49,187
50,000	Williams Cos Inc 4.55%, 06/24/2024	51,750
	Williams Partners LP
160,000	4.30%, 03/04/2024	168,738
565,000	4.90%, 01/15/2045	572,955
50,000	WPX Energy Inc 8.25%, 08/01/2023	56,062
		22,705,398
Financial — 12.67%
20,000	ACE Capital Trust II 9.70%, 04/01/2030	30,100
290,000	ACE INA Holdings Inc 3.35%, 05/03/2026	297,199
600,000	Aflac Inc 3.63%, 06/15/2023	632,223
45,000	AIG Global Funding(a) 2.70%, 12/15/2021	45,094
650,000	Alexandria Real Estate Equities Inc 3.90%, 06/15/2023	675,448
	Ally Financial Inc
50,000	4.63%, 03/30/2025	52,438
200,000	5.75%, 11/20/2025	216,840
445,000	American Express Credit Corp 3.30%, 05/03/2027	449,014
	American International Group Inc
85,000	4.13%, 02/15/2024	90,237
30,000	3.88%, 01/15/2035	29,364
675,000	4.50%, 07/16/2044	708,321
	American Tower Corp
75,000	3.45%, 09/15/2021	77,594
200,000	3.13%, 01/15/2027	191,781
350,000	Associated Banc-Corp 4.25%, 01/15/2025	359,445
Principal Amount		Fair Value
Financial — (continued)
$ 75,000	Assured Partners Inc(a) 7.00%, 08/15/2025	$ 76,781
495,000	AvalonBay Communities Inc 3.35%, 05/15/2027	499,784
	Bank of America Corp
265,000	2.63%, 10/19/2020	267,779
255,000	2.50%, 10/21/2022	252,518
1,250,000	4.18%, 11/25/2027	1,295,068
830,000	3.82%, 01/20/2028	852,011
220,000	3.71%, 04/24/2028	224,561
1,000,000	3.59%, 07/21/2028	1,007,944
150,000	6.11%, 01/29/2037	187,467
25,000	4.44%, 01/20/2048	27,074
	Bank of New York Mellon Corp
550,000	2.66%, 05/16/2023	552,122
110,000	3.00%, 10/30/2028	106,708
360,000	Barclays Bank PLC(a) 6.05%, 12/04/2017	362,526
290,000	BB&T Corp 2.75%, 04/01/2022	294,930
230,000	Berkshire Hathaway Inc 3.13%, 03/15/2026	232,519
500,000	Branch Banking & Trust Co 3.80%, 10/30/2026	526,483
75,000	Brandywine Operating Partnership LP 4.10%, 10/01/2024	75,298
320,000	Capital One Financial Corp 4.20%, 10/29/2025	328,714
350,000	Capital One NA 2.95%, 07/23/2021	354,599
	Citigroup Inc
150,000	2.05%, 06/07/2019	150,100
2,375,000	4.05%, 07/30/2022	2,487,457
100,000	2.88%, 07/24/2023	100,097
30,000	2.41%, 05/17/2024(b) LIBOR 90 DAY + 110	30,066
850,000	3.89%, 01/10/2028	872,239
525,000	4.13%, 07/25/2028	540,917
460,000	Citizens Financial Group Inc 4.30%, 12/03/2025	481,349
325,000	City National Corp 5.25%, 09/15/2020	352,347
	CNA Financial Corp
500,000	5.88%, 08/15/2020	546,013
80,000	3.45%, 08/15/2027	79,336
515,000	Comerica Inc 3.80%, 07/22/2026	521,421
	Compass Bank
500,000	2.75%, 09/29/2019	503,144
400,000	3.88%, 04/10/2025	399,023
250,000	Credit Suisse Group Funding Guernsey Ltd 3.13%, 12/10/2020	254,963
	Crown Castle International Corp
400,000	4.45%, 02/15/2026	423,413
240,000	3.70%, 06/15/2026	241,637
135,000	Deutsche Bank NY 2.70%, 07/13/2020	135,523
400,000	Discover Bank 3.45%, 07/27/2026	393,040

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 250,000	Discover Financial Services 3.85%, 11/21/2022	$ 256,718
220,000	Fifth Third Bancorp 2.88%, 07/27/2020	224,137
200,000	FMR LLC(a) 7.57%, 06/15/2029	271,972
986,000	General Electric Capital International Funding Co 3.37%, 11/15/2025	1,019,642
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018	15,328
750,000	5.38%, 03/15/2020	805,415
295,000	2.60%, 04/23/2020	297,611
600,000	2.60%, 12/27/2020	604,465
1,250,000	5.25%, 07/27/2021	1,373,196
115,000	2.35%, 11/15/2021	114,106
90,000	2.91%, 07/24/2023	90,038
340,000	3.27%, 09/29/2025	340,178
500,000	3.50%, 11/16/2026	501,313
650,000	3.85%, 01/26/2027	663,944
20,000	3.69%, 06/05/2028	20,167
165,000	6.75%, 10/01/2037	217,586
30,000	4.75%, 10/21/2045	33,465
310,000	Hartford Financial Services Group Inc 4.30%, 04/15/2043	321,023
510,000	Health Care REIT Inc 4.00%, 06/01/2025	531,504
575,000	Healthcare Trust of America Holdings LP 3.70%, 04/15/2023	588,990
	Host Hotels & Resorts LP
470,000	4.00%, 06/15/2025	481,395
100,000	4.50%, 02/01/2026	105,165
	HSBC Holdings PLC
365,000	3.40%, 03/08/2021	376,282
290,000	5.10%, 04/05/2021	315,416
1,400,000	HSBC USA Inc 3.50%, 06/23/2024	1,442,051
50,000	Hub Holdings LLC / Hub Holdings Finance Inc(a)(e) 8.13%, 07/15/2019 PIK rate, 8.88%	50,125
200,000	Hub International Ltd(a) 7.88%, 10/01/2021	208,250
180,000	Invesco Finance PLC 3.75%, 01/15/2026	187,416
300,000	Jefferies Group LLC 6.88%, 04/15/2021	338,948
	JPMorgan Chase & Co
550,000	4.50%, 01/24/2022	595,773
2,195,000	3.38%, 05/01/2023	2,240,000
165,000	2.70%, 05/18/2023	164,986
290,000	2.54%, 10/24/2023(b) LIBOR 90 DAY + 123	296,380
120,000	3.22%, 03/01/2025	121,578
395,000	2.95%, 10/01/2026	386,425
60,000	4.25%, 10/01/2027	63,398
500,000	3.78%, 02/01/2028	513,074
400,000	3.54%, 05/01/2028	403,470
	Kimco Realty Corp
90,000	3.40%, 11/01/2022	92,645
110,000	2.80%, 10/01/2026	103,187
Principal Amount		Fair Value
Financial — (continued)
$ 480,000	3.80%, 04/01/2027	$ 484,586
200,000	KIRS Midco 3 PLC(a) 8.63%, 07/15/2023	210,500
	Liberty Mutual Group Inc(a)
235,000	5.00%, 06/01/2021	254,504
850,000	4.95%, 05/01/2022	927,928
390,000	Liberty Property LP 3.75%, 04/01/2025	399,652
	Lincoln National Corp
225,000	4.20%, 03/15/2022	237,836
400,000	3.63%, 12/12/2026	406,087
400,000	Manufacturers & Traders Trust Co 2.50%, 05/18/2022	401,277
140,000	Marsh & McLennan Cos Inc 4.05%, 10/15/2023	148,700
	Massachusetts Mutual Life Insurance Co(a)
20,000	8.88%, 06/01/2039	32,423
350,000	4.50%, 04/15/2065	357,091
350,000	MetLife Inc 4.05%, 03/01/2045	355,570
50,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc 5.63%, 05/01/2024	54,179
500,000	Mid-America Apartments LP 3.75%, 06/15/2024	515,326
1,000,000	Mitsubishi UFJ Trust and Banking Corp(b) 1.42%, 12/06/2017 LIBOR 90 DAY + 19	1,000,304
	Morgan Stanley
480,000	2.50%, 01/24/2019	483,972
110,000	2.63%, 11/17/2021	110,328
35,000	2.75%, 05/19/2022	35,132
1,000,000	4.10%, 05/22/2023	1,045,274
1,500,000	5.00%, 11/24/2025	1,643,368
300,000	3.63%, 01/20/2027	304,174
135,000	3.95%, 04/23/2027	137,488
220,000	3.59%, 07/22/2028	220,295
370,000	National Rural Utilities Cooperative Finance Corp 5.25%, 04/20/2046	393,902
950,000	Nationwide Mutual Insurance Co(a) 9.38%, 08/15/2039	1,575,392
	Navient Corp
50,000	6.50%, 06/15/2022	53,031
50,000	5.50%, 01/25/2023	50,625
100,000	5.88%, 10/25/2024	101,500
800,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	1,112,447
75,000	NFP Corp(a) 6.88%, 07/15/2025	76,125
1,000,000	Northwestern Mutual Life Insurance Co(a) 6.06%, 03/30/2040	1,314,836
260,000	Physicians Realty LP 4.30%, 03/15/2027	265,719
300,000	Principal Financial Group Inc 3.10%, 11/15/2026	297,853

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$135,000	Principal Life Global Funding II(a) 2.20%, 04/08/2020	$ 135,260
125,000	Quicken Loans Inc(a) 5.75%, 05/01/2025	131,250
540,000	Regions Financial Corp 3.20%, 02/08/2021	551,723
160,000	Santander Holdings USA Inc(a) 3.70%, 03/28/2022	162,970
550,000	State Street Corp 3.30%, 12/16/2024	568,062
	Stifel Financial Corp
240,000	3.50%, 12/01/2020	245,610
300,000	4.25%, 07/18/2024	307,048
	SunTrust Banks Inc
310,000	2.90%, 03/03/2021	315,263
200,000	3.30%, 05/15/2026	197,589
590,000	Tanger Properties LP 3.13%, 09/01/2026	554,031
350,000	TD Ameritrade Holding Corp 3.30%, 04/01/2027	353,419
75,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(a) 6.75%, 06/01/2025	75,750
500,000	UDR Inc 4.63%, 01/10/2022	534,335
75,000	USIS Merger Sub Inc(a) 6.88%, 05/01/2025	76,406
105,000	Ventas Realty LP / Ventas Capital Corp 4.75%, 06/01/2021	112,301
	Visa Inc
75,000	2.80%, 12/14/2022	76,744
250,000	3.15%, 12/14/2025	255,945
340,000	2.75%, 09/15/2027	333,796
70,000	4.30%, 12/14/2045	77,418
	Wells Fargo & Co
75,000	2.63%, 07/22/2022	75,123
355,000	3.07%, 01/24/2023	360,984
75,000	3.00%, 04/22/2026	73,639
750,000	4.30%, 07/22/2027	793,053
205,000	3.58%, 05/22/2028	207,556
340,000	4.90%, 11/17/2045	379,031
315,000	4.75%, 12/07/2046	345,620
45,000	Willis North America Inc 3.60%, 05/15/2024	46,016
500,000	WP Carey Inc 4.60%, 04/01/2024	523,730
		59,545,927
Industrial — 3.52%
700,000	Airbus SE(a) 3.15%, 04/10/2027	711,292
800,000	Alcoa Inc 5.87%, 02/23/2022	876,000
	Allegion US Holding Co Inc
50,000	5.75%, 10/01/2021	51,440
175,000	3.20%, 10/01/2024	174,085
310,000	3.55%, 10/01/2027	307,780
Principal Amount		Fair Value
Industrial — (continued)
$200,000	ARD Finance SA(e) 7.13%, 09/15/2023 PIK rate, 7.88%	$ 213,500
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(a) 7.25%, 05/15/2024	219,374
470,000	BAE Systems Holdings Inc(a) 3.85%, 12/15/2025	487,334
150,000	Berry Plastics Corp 5.50%, 05/15/2022	156,600
50,000	Building Materials Corp of America(a) 6.00%, 10/15/2025	54,548
	Burlington Northern Santa Fe LLC
15,000	3.25%, 06/15/2027	15,367
750,000	5.75%, 05/01/2040	954,850
115,000	4.13%, 06/15/2047	121,408
	BWAY Holding Co(a)
75,000	5.50%, 04/15/2024	78,281
150,000	7.25%, 04/15/2025	154,500
125,000	Caterpillar Financial Services Corp 1.85%, 09/04/2020	124,607
50,000	CD&R Waterworks Merger(a) 6.13%, 08/15/2025	51,640
180,000	CSX Corp 3.25%, 06/01/2027	179,843
607,000	Embraer Overseas Ltd(a) 5.70%, 09/16/2023	665,424
50,000	Engility Corp 8.88%, 09/01/2024	54,875
135,000	Federal Express Corp 4.55%, 04/01/2046	143,700
100,000	FGI Operating Co LLC / FGI Finance Inc(c) 7.88%, 05/01/2020	65,000
150,000	Flex Acquisition Co Inc(a) 6.88%, 01/15/2025	155,719
435,000	Flextronics International Ltd 4.75%, 06/15/2025	470,008
75,000	Fortive Corp 2.35%, 06/15/2021	74,744
175,000	Gates Global LLC / Gates Global Co(a) 6.00%, 07/15/2022	179,812
144,000	General Electric Capital Corp 5.50%, 01/08/2020	155,359
170,000	Hexcel Corp 3.95%, 02/15/2027	173,359
100,000	Hillman Group Inc(a) 6.38%, 07/15/2022	99,500
550,000	Ingram Micro Inc 5.45%, 12/15/2024	564,339
50,000	JPW Industries Holding Corp(a) 9.00%, 10/01/2024	51,250
500,000	Kansas City Southern de Mexico SA de CV 3.00%, 05/15/2023	501,078
800,000	Keysight Technologies Inc 4.55%, 10/30/2024	843,524
50,000	Koppers Inc(a) 6.00%, 02/15/2025	53,750

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$165,000	Lennox International Inc 3.00%, 11/15/2023	$ 165,200
	Lockheed Martin Corp
480,000	3.80%, 03/01/2045	468,043
67,000	4.09%, 09/15/2052(a)	66,897
300,000	Masco Corp 3.50%, 11/15/2027	296,833
50,000	Masonite International Corp(a) 5.63%, 03/15/2023	52,328
360,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	368,506
	Multi-Color Corp(a)
75,000	6.13%, 12/01/2022	78,675
50,000	4.88%, 11/01/2025	50,625
	Owens-Brockway Glass Container Inc(a)
50,000	5.38%, 01/15/2025	53,688
50,000	6.38%, 08/15/2025	56,562
460,000	Packaging Corp of America 3.65%, 09/15/2024	468,628
50,000	Pactiv LLC 7.95%, 12/15/2025	56,250
	Park Aerospace Holdings Ltd(a)
50,000	5.25%, 08/15/2022	51,944
100,000	5.50%, 02/15/2024	105,000
	Parker-Hannifin Corp(a)
200,000	3.25%, 03/01/2027	201,385
430,000	4.10%, 03/01/2047	440,097
400,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 3.40%, 11/15/2026	394,961
50,000	Ply Gem Industries Inc 6.50%, 02/01/2022	52,078
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
100,000	5.75%, 10/15/2020	101,755
50,000	7.00%, 07/15/2024(a)	53,250
	Roper Technologies Inc
130,000	3.85%, 12/15/2025	134,386
210,000	3.80%, 12/15/2026	216,078
100,000	RSI Home Products Inc(a) 6.50%, 03/15/2023	105,000
75,000	Standard Industries Inc(a) 5.00%, 02/15/2027	78,187
50,000	Tervita Escrow Corp(a) 7.63%, 12/01/2021	50,625
250,000	Textron Financial Corp(a)(b) 3.05%, 02/15/2042 LIBOR 90 DAY + 174	218,750
	Textron Inc
300,000	4.30%, 03/01/2024	318,105
155,000	3.88%, 03/01/2025	160,724
	TransDigm Inc
50,000	5.50%, 10/15/2020	50,750
75,000	6.50%, 07/15/2024	77,437
125,000	6.38%, 06/15/2026	128,047
50,000	TTM Technologies Inc(a) 5.63%, 10/01/2025	50,594
50,000	USG Corp(a) 4.88%, 06/01/2027	52,188
Principal Amount		Fair Value
Industrial — (continued)
	Valmont Industries Inc
$ 51,000	6.63%, 04/20/2020	$ 55,895
400,000	5.25%, 10/01/2054	391,680
	WESCO Distribution Inc
75,000	5.38%, 12/15/2021	77,437
50,000	5.38%, 06/15/2024	52,750
335,000	Westinghouse Air Brake Co 3.45%, 11/15/2026	329,287
	Worthington Industries Inc
450,000	6.50%, 04/15/2020	493,489
250,000	4.55%, 04/15/2026	257,544
145,000	4.30%, 08/01/2032	145,837
50,000	Wrangler Buyer Corp(a) 6.00%, 10/01/2025	50,875
	Xylem Inc
100,000	3.25%, 11/01/2026	99,819
140,000	4.38%, 11/01/2046	146,096
37,000	Zebra Technologies Corp 7.25%, 10/15/2022	39,174
		16,547,349
Technology — 2.23%
425,000	Adobe Systems Inc 3.25%, 02/01/2025	436,641
	Apple Inc
800,000	3.25%, 02/23/2026	821,442
145,000	3.35%, 02/09/2027	149,225
1,000,000	2.90%, 09/12/2027	991,214
475,000	3.85%, 08/04/2046	481,871
	Applied Materials Inc
20,000	3.30%, 04/01/2027	20,362
15,000	4.35%, 04/01/2047	16,042
100,000	BMC Software Finance Inc(a) 8.13%, 07/15/2021	102,375
1,370,000	BMC Software Inc 7.25%, 06/01/2018	1,402,537
	Broadcom Corp / Broadcom Cayman Finance Ltd(a)
270,000	3.00%, 01/15/2022	274,676
100,000	3.63%, 01/15/2024	102,700
100,000	CDW LLC / CDW Finance Corp 5.50%, 12/01/2024	111,376
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(a)
240,000	4.42%, 06/15/2021	251,953
125,000	7.13%, 06/15/2024	138,091
540,000	6.02%, 06/15/2026	599,481
75,000	Ensemble Merger Sub Inc(a) 9.00%, 09/30/2023	77,719
	First Data Corp(a)
75,000	7.00%, 12/01/2023	80,085
200,000	5.75%, 01/15/2024	209,250
	Hewlett Packard Enterprise Co
660,000	3.60%, 10/15/2020	683,990
145,000	4.90%, 10/15/2025	153,338
100,000	Inception Merger Sub Inc / Rackspace Hosting Inc(a) 8.63%, 11/15/2024	106,625

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$100,000	Infor Software Parent LLC / Infor Software Parent Inc(a)(e) 7.13%, 05/01/2021 PIK rate, 7.88%	$ 101,780
150,000	Infor US Inc 6.50%, 05/15/2022	155,530
	Intel Corp
130,000	2.35%, 05/11/2022	130,891
260,000	4.90%, 07/29/2045	310,502
120,000	4.10%, 05/19/2046	125,823
75,000	Italics Merger Sub Inc(a) 7.13%, 07/15/2023	75,375
100,000	JDA Escrow LLC / JDA Bond Finance Inc(a) 7.38%, 10/15/2024	102,375
110,000	Lam Research Corp 2.80%, 06/15/2021	111,490
	Microsoft Corp
185,000	2.65%, 11/03/2022	188,222
200,000	2.40%, 08/08/2026	193,797
45,000	3.30%, 02/06/2027	46,642
100,000	4.25%, 02/06/2047	110,489
590,000	3.95%, 08/08/2056	607,538
50,000	NCR Corp 6.38%, 12/15/2023	53,330
	Nuance Communications Inc
50,000	6.00%, 07/01/2024	54,140
50,000	5.63%, 12/15/2026(a)	53,000
35,000	Oracle Corp 4.00%, 07/15/2046	36,192
100,000	Project Homestake Merger(a) 8.88%, 03/01/2023	95,250
545,000	QUALCOMM Inc 2.10%, 05/20/2020	549,054
50,000	Sensata Technologies BV(a) 5.63%, 11/01/2024	55,062
100,000	Solera LLC / Solera Finance Inc(a) 10.50%, 03/01/2024	113,845
		10,481,320
Utilities — 3.16%
110,000	Alabama Power Co 2.45%, 03/30/2022	110,024
190,000	Ameren Corp 3.65%, 02/15/2026	194,717
	AmeriGas Partners LP / AmeriGas Finance Corp
50,000	5.63%, 05/20/2024	52,688
50,000	5.50%, 05/20/2025	51,375
50,000	5.88%, 08/20/2026	52,000
450,000	Appalachian Power Co 3.40%, 06/01/2025	461,197
820,000	Atmos Energy Corp 4.13%, 10/15/2044	858,878
550,000	Berkshire Hathaway Energy Co 5.95%, 05/15/2037	695,546
150,000	Calpine Corp 5.75%, 01/15/2025	141,563
Principal Amount		Fair Value
Utilities — (continued)
$ 115,000	Centerpoint Energy Resources 2.50%, 09/01/2022	$ 114,881
300,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	333,622
175,000	Dominion Energy Inc 2.85%, 08/15/2026	168,391
170,000	Dominion Resources Inc 1.88%, 01/15/2019	169,772
75,000	DTE Energy Co 1.50%, 10/01/2019	73,905
	Duke Energy Corp
110,000	3.55%, 09/15/2021	114,483
220,000	2.65%, 09/01/2026	210,300
550,000	3.75%, 09/01/2046	529,482
115,000	Duke Energy Progress LLC 3.70%, 10/15/2046	113,767
350,000	EDP Finance BV(a) 3.63%, 07/15/2024	352,873
	Electricite de France SA(a)
500,000	5.63%, Perpetual(g)	522,500
925,000	5.60%, 01/27/2040	1,073,750
	Emera US Finance LP
20,000	2.70%, 06/15/2021	20,103
250,000	3.55%, 06/15/2026	251,585
420,000	4.75%, 06/15/2046	450,118
	Enel Finance International NV(a)
300,000	6.00%, 10/07/2039	369,605
200,000	4.75%, 05/25/2047	211,555
	Exelon Corp
110,000	2.45%, 04/15/2021	109,985
300,000	4.45%, 04/15/2046	313,980
130,000	FirstEnergy Corp 3.90%, 07/15/2027	132,291
	Fortis Inc
30,000	2.10%, 10/04/2021	29,448
610,000	3.06%, 10/04/2026	587,131
120,000	Georgia Power Co 2.40%, 04/01/2021	120,131
90,000	Great Plains Energy Inc 4.85%, 06/01/2021	95,974
515,000	Gulf Power Co 4.55%, 10/01/2044	540,691
170,000	Kansas City Power & Light Co 3.65%, 08/15/2025	174,246
1,275,000	National Fuel Gas Co 3.75%, 03/01/2023	1,299,253
	NextEra Energy Capital Holdings Inc
40,000	1.65%, 09/01/2018	39,981
500,000	3.55%, 05/01/2027	512,802
	NiSource Finance Corp
135,000	4.38%, 05/15/2047	141,794
300,000	3.95%, 03/30/2048	295,480
	NRG Energy Inc
75,000	6.25%, 05/01/2024	78,000
50,000	7.25%, 05/15/2026	53,625
50,000	6.63%, 01/15/2027	52,375
40,000	Oncor Electric Delivery Co LLC 2.95%, 04/01/2025	39,929

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 70,000	Pacific Gas & Electric Co 4.75%, 02/15/2044	$ 80,784
100,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	103,706
500,000	PPL Capital Funding Inc 4.70%, 06/01/2043	546,963
400,000	Public Service Enterprise Group Inc 2.00%, 11/15/2021	391,509
300,000	Sempra Energy 3.55%, 06/15/2024	306,243
55,000	South Carolina Electric & Gas Co 5.10%, 06/01/2065	63,382
	Southern Co
90,000	2.95%, 07/01/2023	90,428
200,000	3.25%, 07/01/2026	197,627
30,000	4.40%, 07/01/2046	31,210
15,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	14,667
250,000	TECO Finance Inc 5.15%, 03/15/2020	266,614
450,000	WEC Energy Group Inc 3.55%, 06/15/2025	462,516
		14,871,445
TOTAL CORPORATE BONDS AND NOTES — 40.79% (Cost $185,432,056)		$ 191,784,363
FOREIGN GOVERNMENT BONDS AND NOTES
200,000	Colombia Government International Bond 4.38%, 07/12/2021	213,400
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	540,280
200,000	Japan Bank for International Cooperation 2.13%, 07/21/2020	200,513
	Mexico Government International Bond
520,000	4.75%, 03/08/2044	535,860
60,000	5.75%, 10/12/2110	64,320
250,000	Oman Government International Bond(a) 5.38%, 03/08/2027	256,853
200,000	Qatar Government International Bond(a) 5.25%, 01/20/2020	212,069
200,000	Saudi Government International Bond(a) 4.63%, 10/04/2047	201,000
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.47% (Cost $2,164,333)		$ 2,224,295
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.12%
$ 90,031	Angel Oak Mortgage Trust I LLC(a)(b) Series 2017-2 Class A1 2.48%,07/25/2047 LIBOR 365 DAY + 3.83	$ 89,793
228,000	Barclays Commercial Mortgage Securities LLC(a)(b) Series 2017-DELC Class A 2.08%, 08/15/2036 LIBOR 30 DAY + 85	228,290
235,000	BBCMS Mortgage Trust Series 2017-C1 Class A4 3.67%, 02/15/2050	245,358
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	259,868
2,500,000	Citigroup Commercial Mortgage Trust Series 2013-GC11 Class B 3.73%, 04/10/2046	2,540,140
	COLT Mortgage Loan Trust(a)
	Series 2017-1 Class A1
83,061	2.61%, 05/27/2047	84,086
	Series 2017-2 Class A1A
215,000	2.42%, 10/25/2047	215,651
250,000	CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4 3.72%, 08/15/2048	260,866
68,195	CSMC Trust(a) Series 2017-FHA1 Class A1 3.25%, 04/25/2047	68,792
87,884	Deephaven Residential Mortgage Trust(a)(b)(h) Series 2017-2A Class A1 2.45%,06/25/2047	87,378
675,000	GS Mortgage Securities Trust Series 2014-GC24 Class B 4.64%, 09/10/2047	712,567
	JPMBB Commercial Mortgage Securities Trust
	Series 2014-C22 Class A4
249,000	3.80%, 09/15/2047	261,909
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	270,776
130,000	JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A3 3.14%, 12/15/2049	130,491
92,428	MFA Trust(a) Series 2017-RPL-1 Class A1 2.59%, 02/25/2057	92,582
165,000	Mill City Mortgage Loan Trust(a) Series 2017-3 Class A1 2.75%, 02/25/2058	165,881
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2016-C28 Class A4
235,000	3.54%, 01/15/2049	242,418

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2016-C31 Class A5
$ 65,000	3.10%, 11/15/2049	$ 65,046
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
109,146	3.75%, 05/28/2052	112,801
	Series 2017-5A Class A1
218,576	2.74%, 07/25/2056(b) LIBOR 30 DAY + 150	223,660
	Series 2017-2A Class A3
258,592	4.00%, 03/25/2057	270,254
	Series 2017-3A Class A1
145,062	4.00%, 04/25/2057	150,910
	Series 2017-4A Class A1
181,134	4.00%, 05/25/2057	188,602
265,000	SG Commercial Mortgage Securities Trust Series 2016-C5 Class A4 3.06%, 10/10/2048	261,168
2,425,000	UBS-Barclays Commercial Mortgage Trust(a) Series 2013-C6 Class B 3.88%, 04/10/2046	2,482,464
275,000	Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class A4 2.94%, 10/15/2049	271,133
		9,982,884
U.S. Government Agency — 21.06%
	Federal Home Loan Mortgage Corp
3,200,000	3.00%, TBA	3,219,513
5,000,000	3.50%, TBA	5,155,664
3,855	5.50%, 02/01/2018	3,868
17,899	4.00%, 12/01/2020	18,489
4,562	4.50%, 04/01/2021	4,689
12,027	6.00%, 05/01/2021	12,402
14,426	4.50%, 07/01/2021	14,750
10,227	5.00%, 03/01/2022	10,815
2,964,707	3.00%, 09/01/2027	3,050,346
13,688	6.00%, 11/01/2033	15,590
9,889	6.00%, 04/01/2035	11,124
36,928	4.50%, 05/01/2035	39,734
146,683	5.50%, 08/01/2035	163,925
54,106	4.50%, 11/01/2035	58,071
5,965	6.50%, 02/01/2036	6,611
22,916	4.50%, 03/01/2036	24,648
21,846	6.00%, 03/01/2036	24,783
15,946	5.50%, 06/01/2036	17,557
66,970	5.50%, 08/01/2036	74,458
7,060	6.00%, 08/01/2037	7,981
34,177	7.00%, 08/01/2037	37,419
126,611	5.00%, 04/01/2038	138,604
331,314	5.50%, 05/01/2038	368,549
210,391	4.50%, 03/01/2039	226,072
277,558	4.50%, 05/01/2039	298,469
219,216	4.00%, 09/01/2040	231,630
545,831	5.00%, 09/01/2040	598,433
82,432	4.00%, 09/01/2043	87,044
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$2,036,460	4.00%, 03/01/2044	$ 2,144,838
732,732	4.50%, 04/01/2044	785,307
4,580,905	3.50%, 12/01/2044	4,746,648
1,340,381	4.50%, 12/01/2044	1,436,525
3,320,000	3.50%, 05/01/2046	3,426,092
2,602,399	3.50%, 06/01/2046	2,685,559
885,925	3.00%, 02/01/2047	889,552
1,892,871	3.00%, 03/01/2047	1,899,946
997,273	3.50%, 09/01/2047	1,029,141
3,700,000	4.00%, 10/01/2047	3,895,864
	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)
	Series 2017-K64 Class B
25,000	4.12%, 03/25/2027	25,147
	Series 2017-K65 Class B
65,000	4.21%, 05/25/2027	66,918
	Series 2017-K66 Class B
59,000	4.17%, 07/25/2027	59,586
	Series 2017-K67 Class B
35,000	3.94%, 08/25/2027	35,183
	Series 2013-K25 Class B
849,000	3.74%, 11/25/2045	863,773
	Series 2015-K49 Class B
800,000	3.85%, 10/25/2048	801,379
	Series 2017-K726 Class B
75,000	4.11%, 07/25/2049	75,930
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(b)
	Series 2014-DN1 Class M3
110,000	5.74%, 02/25/2024 LIBOR 30 DAY + 450	126,349
	Series 2014-DN2 Class M2
284,756	2.89%, 04/25/2024 LIBOR 30 DAY + 165	288,392
	Series 2014-DN2 Class M3
165,000	4.84%, 04/25/2024 LIBOR 30 DAY + 360	180,296
	Federal National Mortgage Association
1,800,000	3.00%, TBA	1,841,660
1,700,000	3.50%, TBA	1,751,863
3,150	5.00%, 02/01/2018	3,222
9,001	4.50%, 06/01/2018	9,206
1,282,064	3.50%, 01/01/2031	1,331,815
3,054,920	3.00%, 09/01/2031	3,140,085
314,148	3.01%, 07/01/2032	312,471
389,018	3.04%, 07/01/2032	387,255
160,000	3.09%, 07/01/2032	159,312
385,000	3.10%, 07/01/2032	388,582
229,470	3.19%, 07/01/2033	226,729
18,031	4.50%, 08/01/2035	19,442
35,921	6.00%, 02/01/2036	40,801
112,792	5.50%, 03/01/2036	125,997
84,180	6.50%, 06/01/2036	93,307
306,465	6.00%, 02/01/2037	344,660
102,808	6.00%, 03/01/2037	116,311
455	6.50%, 04/01/2037	504
64,746	6.00%, 08/01/2037	73,203
37,063	6.50%, 08/01/2037	42,087

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,272,257	4.00%, 02/01/2041	$ 1,345,826
8,086,217	4.50%, 02/01/2041	8,751,688
697,731	4.00%, 10/01/2041	737,552
1,107,514	4.00%, 01/01/2045	1,166,915
859,140	3.50%, 08/01/2045	885,997
2,597,434	3.50%, 12/01/2045	2,678,632
3,076,781	4.00%, 01/01/2046	3,239,583
2,476,081	4.00%, 07/01/2046	2,607,423
5,845,602	4.00%, 10/01/2046	6,156,035
1,865,612	4.00%, 12/01/2046	1,964,685
1,854,301	3.50%, 01/01/2047	1,912,268
7,508,596	4.00%, 06/01/2047	7,906,586
	Federal National Mortgage Association Connecticut Avenue Securities(b)
	Series 2014-C02 Class 1M2
430,000	3.84%, 05/25/2024 LIBOR 30 DAY + 260	448,027
	Series 2014-C03 Class 1M2
510,000	4.24%, 07/25/2024 LIBOR 30 DAY + 300	536,947
	Government National Mortgage Association
1,500,000	3.00%, TBA	1,520,391
2,800,000	3.50%, TBA	2,910,031
2,000,000	4.00%, TBA	2,105,680
1,100,000	4.50%, TBA	1,172,164
698,888	4.00%, 02/20/2045	739,874
405,655	4.50%, 01/20/2046	433,044
		99,011,523
TOTAL MORTGAGE-BACKED SECURITIES — 23.18% (Cost $108,916,361)		$ 108,994,407
MUNICIPAL BONDS AND NOTES
50,000	Regents of the University of California Medical Center Pooled Revenue 6.58%, 05/15/2049	69,348
340,000	State of California 7.55%, 04/01/2039	521,424
105,000	State of Illinois 5.67%, 03/01/2018	106,473
TOTAL MUNICIPAL BONDS AND NOTES — 0.15% (Cost $669,308)		$ 697,245
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
2,200,000	0.13%, 01/15/2022	2,385,997
2,410,000	0.13%, 07/15/2022(i)(j)	2,576,787
1,700,000	0.38%, 07/15/2023	1,810,737
750,000	0.63%, 01/15/2024	803,065
205,000	0.13%, 07/15/2024	209,105
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 1,030,410	0.63%, 01/15/2026	$ 1,075,239
2,600,000	0.13%, 07/15/2026	2,580,371
1,193,000	0.38%, 01/15/2027	1,193,620
	United States Treasury Note/Bond
6,160,000	3.13%, 05/15/2019	6,326,031
1,500,000	1.50%, 11/30/2019	1,499,590
2,345,000	8.75%, 08/15/2020	2,813,817
5,872,000	8.13%, 08/15/2021(j)	7,267,288
12,000,000	1.88%, 03/31/2022	11,991,563
4,700,000	1.75%, 04/30/2022	4,669,340
1,568,000	1.88%, 04/30/2022	1,566,040
2,100,000	1.63%, 08/15/2022	2,072,520
5,900,000	1.63%, 08/31/2022	5,817,031
205,000	1.88%, 08/31/2022	204,399
2,650,000	1.63%, 11/15/2022	2,608,180
1,735,000	2.00%, 02/15/2023	1,735,474
1,400,000	1.75%, 05/15/2023	1,379,109
2,030,000	1.38%, 08/31/2023	1,952,527
1,500,000	2.00%, 06/30/2024	1,485,996
2,705,000	2.38%, 08/15/2024	2,742,088
3,100,000	1.88%, 08/31/2024	3,043,449
15,230,000	2.00%, 02/15/2025	15,015,828
280,000	2.13%, 05/15/2025	278,097
1,740,000	2.00%, 08/15/2025	1,709,482
2,990,000	2.25%, 11/15/2025	2,988,599
1,330,000	1.63%, 02/15/2026	1,263,864
2,680,000	1.63%, 05/15/2026	2,540,870
3,620,000	1.50%, 08/15/2026	3,388,235
2,000,000	2.38%, 05/15/2027	2,007,422
1,545,000	2.25%, 08/15/2027	1,533,775
265,000	4.50%, 08/15/2039	342,481
1,515,000	4.63%, 02/15/2040	1,992,935
3,900,000	3.00%, 11/15/2044	4,016,086
5,800,000	2.50%, 02/15/2045	5,406,234
2,445,000	2.88%, 08/15/2045	2,454,455
4,420,000	3.00%, 11/15/2045	4,545,694
260,000	2.50%, 05/15/2046	241,445
5,220,000	2.25%, 08/15/2046	4,586,667
2,296,000	2.88%, 11/15/2046	2,302,099
2,270,000	3.00%, 02/15/2047	2,333,400
1,655,000	2.75%, 08/15/2047	1,617,892
TOTAL U.S. TREASURY BONDS AND NOTES — 28.15% (Cost $133,146,874)		$ 132,374,923
Shares
INVESTMENT COMPANIES
1,289,557	Federated Emerging Markets Core Fund(k)(l)	13,153,476
1,348,127	Federated Project Trade and Finance Fund(k)(l)	12,281,439
TOTAL INVESMENT COMPANIES — 5.41% (Cost $25,493,058)		$ 25,434,915

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Commercial Paper — 0.91%
$1,000,000	American Honda Finance Corp 1.30%, 12/19/2017	$ 997,133
1,000,000	Australia & New Zealand Banking Group(a)(b) 1.32%, 01/08/2018 LIBOR 30 DAY + 9	1,000,079
1,300,000	Credit Agricole SA 1.17%, 10/17/2017	1,299,250
1,000,000	Danske Corp 1.24%, 10/16/2017	999,423
		4,295,885
U.S. Government Agency Bonds and Notes — 1.17%
2,000,000	Federal Farm Credit Banks Funding Corp 0.71%, 10/02/2017	1,999,922
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$3,500,000	Federal Home Loan Bank 1.04%, 10/13/2017	$ 3,498,703
		5,498,625
SHORT TERM INVESTMENTS — 2.08% (Cost $9,794,510)		$ 9,794,510
TOTAL INVESTMENTS — 103.26% (Cost $479,823,290)		$485,539,937
OTHER ASSETS & LIABILITIES, NET — (3.26)%		$ (15,311,755)
TOTAL NET ASSETS — 100.00%		$470,228,182

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 29, 2017, the aggregate cost and fair value of 144A securities was $64,733,162 and $66,367,705, respectively, representing 14.11% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
(c)	Illiquid security; at September 29, 2017, the aggregate cost and fair value of illiquid securities was $270,740 and $240,034, respectively, representing 0.05% of net assets.
(d)	Security is fair valued under procedures adopted by the Board of Directors.
(e)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(f)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 29, 2017. Maturity date disclosed represents final maturity date.
(g)	Security has no contractual maturity date and pays an indefinite stream of interest.
(h)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (LIBOR 365 DAY + 3.79 and LIBOR 180 DAY + 4.36).
(i)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(j)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(k)	Issuer is considered an affiliate of the Fund.
(l)	Restricted security; further details of these securities are included in a subsequent table.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At September 29, 2017, the Fund held the following restricted securities:
Security	Coupon	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Investment Companies
Federated Emerging Markets Core Fund	N/A%	05/01/2017-09/30/2017	$13,112,349	$13,153,476	2.80%
Federated Project Trade and Finance Fund	N/A	05/22/2017-09/30/2017	12,380,709	12,281,439	2.61
			$25,493,058	$25,434,915	5.41%
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
At September 29, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation/ (Depreciation)
Euro Bond Short Futures	15	2,415,150	December 2017	$ 25,200
Euro Interest Rate Short Futures	23	5,647,650	September 2018	3,625
U.S. 10 Year Treasury Note Long Futures	22	2,756,875	December 2017	(28,512)
U.S. 10 Year Treasury Note Short Futures	200	25,062,500	December 2017	265,626
U.S. 2 Year Treasury Note Long Futures	365	78,731,641	December 2017	(188,110)
U.S. 5 Year Treasury Note Long Futures	9	1,057,500	December 2017	(70)
U.S. 5 Year Treasury Note Short Futures	204	23,970,000	December 2017	171,343
U.S. Bond Long Futures	4	611,250	December 2017	(9,906)
U.S. Treasury Short Futures	53	7,119,391	December 2017	85,962
U.S. Ultra Bond Short Futures	140	23,117,500	December 2017	376,953
			Net Appreciation	$ 702,111
At September 29, 2017, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Amount(b)	Value	Upfront Payments/Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation	Buy/Sell Credit Protection	Payment Frequency
North American Investment Grade 29	$4,230,000	$92,159	$(99,768)	1.00%	December 20, 2022	$1,811	Sell	Quarterly
North American Investment Grade 29	5,200,000	113,293	3,613	1.00	December 20, 2022	228,688	Buy	Quarterly
					Net Appreciation	$230,499
(a) Based on an index of North American bonds with high yield credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying investment companies are valued at the NAV as reported by the underlying investment companies, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2017

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Investment Companies	Net asset value of underlying private equity fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.

September 29, 2017

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 14,235,279	$ —	$ 14,235,279
Corporate Bonds and Notes	—	191,784,363	—	191,784,363
Foreign Government Bonds and Notes	—	2,224,295	—	2,224,295
Mortgage-Backed Securities	—	108,994,407	—	108,994,407
Municipal Bonds and Notes	—	697,245	—	697,245
U.S. Treasury Bonds and Notes	—	132,374,923	—	132,374,923
Investment Companies(a)	—	—	—	25,434,915
Short Term Investments	—	9,794,510	—	9,794,510
Total investments, at fair value:	0	460,105,022	0	485,539,937
Other Financial Investments:
Credit Default Swaps(b)	—	230,499	—	230,499
Futures Contracts(b)	928,709	—	—	928,709
Total Assets	$ 928,709	$ 460,335,521	$ 0	$ 486,699,145
Liabilities
Other Financial Investments:
Futures Contracts(b)	$ (226,598)	$ —	$ —	$ (226,598)
Total Liabilities	$ (226,598)	$ 0	$ 0	$ (226,598)
(a)	As permitted by U.S. GAAP, investment companies valued at $25,434,915 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column.
(b)	Credit Default Swaps and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Restricted Securities and Illiquid Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Investments in securities include issues that are illiquid. An illiquid security may have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, the issuer’s financial performance and is valued under methods approved by the Board of Directors reflecting fair value. Illiquid securities are marked with an applicable footnote on the Schedule of Investments.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

September 29, 2017

Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 1,512 futures contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional amount of $4,225,500 in credit default swaps for the reporting period.
Transactions with Affiliates
The Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by a Sub-Adviser of the Fund. Core Trust is registered under the 1940 Act as an open-end management investment company and is available only to registered investment companies and other institutional investors. The Fund may also invest in loan instruments, including trade finance loan instruments, mortgage-backed, high-yield and emerging market debt securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by a Sub-Adviser or its affiliates. The Fund may also invest in such securities directly. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Sub-Adviser(s) believe that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.
The following table is a summary of the transactions for each underlying investment during the period ended September 29, 2017, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
INVESTMENT COMPANIES
Federated Emerging Markets Core Fund	1,289,557	$-	$13,112,349	$-	$-	$41,127	$207,022	$13,153,476	2.80%
Federated Project Trade and Finance Fund	1,348,127	-	17,125,434	4,744,725	(9,525)	(99,270)	209,721	12,281,439	2.61
					(9,525)	(58,143)	416,743	25,434,915	5.41
				Total	$(9,525)	$(58,143)	$416,743	$25,434,915	5.41%

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.67%
29,562	Eastman Chemical Co	$ 2,675,065
7,484	FMC Corp	668,396
195,907	Freeport-McMoRan Inc(a)	2,750,534
169,429	Huntsman Corp	4,645,743
91,866	Newmont Mining Corp	3,445,894
52,704	Steel Dynamics Inc	1,816,707
		16,002,339
Communications — 4.39%
168,200	ARRIS International PLC(a)	4,792,018
21,403	F5 Networks Inc(a)	2,580,346
219,074	Interpublic Group of Cos Inc	4,554,549
3,537	John Wiley & Sons Inc Class A	189,230
109,768	Juniper Networks Inc	3,054,843
12,636	Liberty Expedia Holdings Inc Class A(a)	671,098
17,203	LogMeIn Inc	1,893,190
1,812	MercadoLibre Inc	469,181
26,076	Omnicom Group Inc	1,931,449
5,779	TripAdvisor Inc(a)(b)	234,223
64,715	Twitter Inc(a)	1,091,742
40,493	VeriSign Inc(a)(b)	4,308,050
12,526	Zillow Group Inc Class C(a)(b)	503,670
		26,273,589
Consumer, Cyclical — 14.05%
120,380	Allison Transmission Holdings Inc	4,517,861
26,223	Best Buy Co Inc	1,493,662
119,493	BorgWarner Inc	6,121,626
36,818	Brunswick Corp	2,060,704
47,351	Burlington Stores Inc(a)	4,520,127
58,886	Coach Inc	2,371,928
1,742	Copa Holdings SA Class A	216,931
44,052	Delphi Automotive PLC	4,334,717
38,407	Dick's Sporting Goods Inc	1,037,373
70,299	Hilton Worldwide Holdings Inc	4,882,266
193,088	International Game Technology PLC(b)	4,740,310
195,229	JetBlue Airways Corp(a)	3,617,593
27,719	Lear Corp	4,797,605
52,481	LKQ Corp(a)	1,888,791
26,970	Mohawk Industries Inc(a)	6,675,345
9,509	PACCAR Inc	687,881
203,551	PulteGroup Inc	5,563,049
53,769	Ralph Lauren Corp	4,747,265
64,017	Royal Caribbean Cruises Ltd	7,588,575
198,954	Sally Beauty Holdings Inc(a)	3,895,519
19,116	Whirlpool Corp	3,525,755
132,341	World Fuel Services Corp	4,487,683
3,263	Wyndham Worldwide Corp	343,953
		84,116,519
Consumer, Non-Cyclical — 9.25%
7,809	Bio-Rad Laboratories Inc Class A(a)	1,735,316
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
84,238	Bioverativ Inc(a)	$ 4,807,463
4,370	Brown-Forman Corp Class B	237,291
81,835	Bunge Ltd	5,684,259
29,823	Catalent Inc(a)	1,190,534
71,138	Centene Corp(a)	6,884,024
198,343	ConAgra Foods Inc	6,692,093
3,791	Cooper Cos Inc	898,884
111,356	Exelixis Inc(a)	2,698,156
10,670	H&R Block Inc	282,542
8,170	Hologic Inc(a)	299,757
26,171	Incyte Corp(a)	3,055,202
24,405	Ingredion Inc	2,944,219
7,447	KAR Auction Services Inc	355,520
10,834	MarketAxess Holdings Inc	1,998,981
81,956	Molson Coors Brewing Co Class B	6,690,888
74,622	Sabre Corp	1,350,658
3,464	Total System Services Inc	226,892
5,588	United Therapeutics Corp(a)	654,858
78,521	US Foods Holding Corp(a)	2,096,511
26,924	WellCare Health Plans Inc(a)	4,623,928
		55,407,976
Diversified — 0.86%
204,170	Leucadia National Corp	5,155,293
Energy — 7.17%
54,796	Andeavor Corp	5,652,208
115,120	Baker Hughes	4,215,694
76,913	Cabot Oil & Gas Corp	2,057,423
16,670	Cimarex Energy Co	1,894,879
79,196	CONSOL Energy Inc(a)	1,341,580
46,489	Continental Resources Inc(a)(b)	1,794,940
10,696	Devon Energy Corp	392,650
12,265	Hess Corp	575,106
154,741	HollyFrontier Corp	5,566,034
471,198	Marathon Oil Corp	6,389,445
105,865	Marathon Petroleum Corp	5,936,909
77,640	Newfield Exploration Co(a)	2,303,579
73,725	Noble Energy Inc	2,090,841
58,288	Oceaneering International Inc	1,531,226
36,527	Range Resources Corp(b)	714,833
15,675	Williams Cos Inc	470,407
		42,927,754
Financial — 29.28%
97,482	AGNC Investment Corp REIT	2,113,410
262,361	Ally Financial Inc	6,364,878
239,479	American Homes 4 Rent REIT Class A	5,199,089
12,169	Ameriprise Financial Inc	1,807,218
55,857	Apple Hospitality Inc REIT	1,056,256
75,511	Arthur J Gallagher & Co	4,647,702
44,189	Associated Banc-Corp	1,071,583
4,235	Athene Holding Ltd Class A(a)	228,012
60,919	BGC Partners Inc Class A	881,498
44,958	Brown & Brown Inc	2,166,526

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
200,694	Citizens Financial Group Inc	$ 7,600,282
86,771	Comerica Inc	6,617,156
170,380	CubeSmart REIT	4,423,065
7,998	DCT Industrial Trust Inc REIT	463,244
404,923	DDR Corp REIT	3,709,095
5,181	Digital Realty Trust Inc REIT	613,068
206,721	Duke Realty Corp REIT	5,957,699
208,128	Forest City Realty Trust Inc REIT Class A	5,309,345
161,026	HCP Inc REIT	4,481,354
360,005	Host Hotels & Resorts Inc REIT	6,656,492
112,271	Iron Mountain Inc REIT	4,367,342
7,310	Jones Lang LaSalle Inc	902,785
142,252	Kimco Realty Corp REIT	2,781,027
93,025	MFA Financial Inc REIT	814,899
10,168	Mid-America Apartment Communities Inc REIT	1,086,756
77,038	NASDAQ OMX Group Inc	5,975,838
13,644	National Retail Properties Inc REIT	568,409
15,590	Navient Corp	234,162
57,167	Old Republic International Corp	1,125,618
61,915	People's United Financial Inc	1,123,138
17,465	Piedmont Office Realty Trust Inc REIT Class A	352,094
146,089	Prologis Inc REIT	9,270,808
50,357	Quality Care Properties Inc REIT(a)	780,533
68,809	Raymond James Financial Inc	5,802,663
149,686	Realogy Holdings Corp	4,932,154
485,068	Regions Financial Corp	7,387,586
30,956	Reinsurance Group of America Inc	4,319,291
363,440	Retail Properties of America Inc REIT Class A	4,771,967
45,882	Spirit Realty Capital Inc REIT	393,209
150,827	SunTrust Banks Inc	9,014,930
26,963	SVB Financial Group(a)	5,044,508
267,783	Synchrony Financial	8,314,662
44,117	Synovus Financial Corp	2,032,029
76,027	Torchmark Corp	6,089,002
190,572	Two Harbors Investment Corp REIT	1,920,966
154,413	UDR Inc REIT	5,872,326
32,485	Unum Group	1,660,958
129,773	Voya Financial Inc	5,176,645
6,116	Western Alliance Bancorp(a)	324,637
1,595	White Mountains Insurance Group Ltd(b)	1,366,915
3,443	Zions Bancorporation	162,441
		175,337,270
Industrial — 18.21%
85,364	AECOM (a)	3,142,249
103,550	Agilent Technologies Inc	6,647,910
98,969	AMETEK Inc	6,535,913
8,904	AptarGroup Inc	768,504
232,560	Arconic Inc	5,786,093
101,149	Colfax Corp(a)	4,211,844
Shares		Fair Value
Industrial — (continued)
20,375	Cummins Inc	$ 3,423,611
52,488	Expeditors International of Washington Inc	3,141,932
258,551	Flextronics International Ltd(a)	4,284,190
121,850	Fluor Corp	5,129,885
221,260	Gentex Corp	4,380,948
341,986	Graphic Packaging Holding Co	4,770,705
21,119	Harris Corp	2,780,950
2,013	Ingersoll-Rand PLC	179,499
151,629	Jabil Circuit Inc	4,329,008
45,809	Jacobs Engineering Group Inc	2,669,290
10,493	L3 Technologies Inc	1,977,196
153,686	Louisiana-Pacific Corp(a)	4,161,817
135,447	Masco Corp	5,283,787
1,061	Mettler-Toledo International Inc(a)	664,356
76,825	Owens Corning	5,942,414
175,104	Owens-Illinois Inc(a)	4,405,617
62,360	Ryder System Inc	5,272,538
120,805	Sealed Air Corp	5,160,789
63,969	Spirit AeroSystems Holdings Inc Class A	4,971,671
7,845	Textron Inc	422,689
52,177	Werner Enterprises Inc	1,907,069
117,640	Westrock Co	6,673,717
		109,026,191
Technology — 3.21%
1,977	ANSYS Inc(a)	242,637
24,635	Autodesk Inc(a)	2,765,525
4,859	Cadence Design Systems Inc(a)	191,785
29,135	Citrix Systems Inc(a)	2,238,151
83,435	Conduent Inc(a)	1,307,426
132,140	Marvell Technology Group Ltd	2,365,306
40,870	Maxim Integrated Products Inc	1,949,908
33,718	Microsemi Corp(a)	1,735,803
92,302	Nuance Communications Inc(a)	1,450,987
57,461	Western Digital Corp	4,964,630
		19,212,158
Utilities — 9.99%
506,542	AES Corp	5,582,093
18,506	Ameren Corp	1,070,387
7,056	Atmos Energy Corp	591,575
207,868	CenterPoint Energy Inc	6,071,824
138,348	CMS Energy Corp	6,408,279
90,846	Consolidated Edison Inc	7,329,455
44,198	Edison International	3,410,760
154,117	FirstEnergy Corp	4,751,427
174,682	MDU Resources Group Inc	4,532,998
219,230	NiSource Inc	5,610,096
49,178	PPL Corp	1,866,305
173,798	Public Service Enterprise Group Inc	8,038,158
82,641	SCANA Corp	4,007,262

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Utilities — (continued)
11,276	Xcel Energy Inc	$ 533,580
		59,804,199
TOTAL COMMON STOCK — 99.08% (Cost $557,971,853)		$593,263,288
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.20%
$2,085,924	Undivided interest of 1.17% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $2,085,924 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(c)	2,085,924
2,085,924	Undivided interest of 1.18% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $2,085,924 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(c)	2,085,924
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,085,924	Undivided interest of 1.84% in a repurchase agreement (principal amount/value $93,605,440 with a maturity value of $93,613,708) with Scotia Capital (USA) Inc, 1.06%, dated 9/29/17 to be repurchased at $2,085,924 on 10/2/17 collateralized by various U.S. Government Agency securities, 3.00%, 7/20/46 - 8/20/47, with a value of $95,485,983.(c)	$ 2,085,924
915,234	Undivided interest of 2.51% in a repurchase agreement (principal amount/value $29,577,870 with a maturity value of $29,580,458) with ING Financial Markets LLC, 1.05%, dated 9/29/17 to be repurchased at $915,234 on 10/2/17 collateralized by Federal National Mortgage Association securities, 3.00% - 4.00%, 3/1/26 - 11/1/46, with a value of $30,169,697.(c)	915,234
SHORT TERM INVESTMENTS — 1.20% (Cost $7,173,006)		$ 7,173,006
TOTAL INVESTMENTS — 100.28% (Cost $565,144,859)		$600,436,294
OTHER ASSETS & LIABILITIES, NET — (0.28)%		$ (1,695,561)
TOTAL NET ASSETS — 100.00%		$598,740,733

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 29, 2017.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 29, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation
S&P Mid 400® Emini Long Futures	3	521,445	December 2017	$17,265
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 29, 2017

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 593,263,288	$ —	$ —	$ 593,263,288
Short Term Investments	—	7,173,006	—	7,173,006
Total investments, at fair value:	593,263,288	7,173,006	0	600,436,294
Other Financial Investments:
Futures Contracts(a)	17,265	—	—	17,265
Total Assets	$ 593,280,553	$ 7,173,006	$ 0	$ 600,453,559
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 43 futures contracts for the reporting period.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
U.S. Government Agency — 0.00%(a)
$ 24,222	Federal Home Loan Mortgage Corp(b) Series T20 Class A7 1.54%, 12/25/2029 LIBOR 30 DAY + 30	$ 24,222
TOTAL ASSET-BACKED SECURITIES — 0.00%(a) (Cost $24,222)		$ 24,222
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
25,196,000	0.63%, 09/30/2017	25,196,000
20,000,000	1.88%, 09/30/2017	20,000,000
50,000,000	0.75%, 10/31/2017	49,983,664
30,000,000	0.88%, 11/30/2017	29,990,237
TOTAL U.S. TREASURY BONDS AND NOTES — 8.73% (Cost $125,169,901)		$ 125,169,901
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 72.73%
	Federal Home Loan Bank
45,000,000	0.86%, 10/02/2017	44,997,869
25,000,000	1.06%, 10/03/2017	24,997,829
25,000,000	1.05%, 10/04/2017	24,997,134
25,000,000	1.06%, 10/05/2017	24,996,363
25,000,000	1.04%, 10/06/2017	24,995,722
25,000,000	1.04%, 10/11/2017	24,992,197
25,000,000	1.10%, 10/18/2017	24,986,471
50,000,000	1.08%, 10/23/2017	49,965,904
25,000,000	1.10%, 10/25/2017	24,981,123
25,000,000	1.08%, 11/03/2017	24,974,812
25,000,000	1.06%, 11/06/2017	24,973,239
25,000,000	1.06%, 11/07/2017	24,972,387
25,000,000	1.04%, 11/10/2017	24,970,784
25,000,000	1.05%, 11/13/2017	24,968,339
25,000,000	1.05%, 11/14/2017	24,967,620
25,000,000	1.06%, 11/15/2017	24,966,737
25,000,000	1.05%, 11/16/2017	24,966,197
25,000,000	1.05%, 11/17/2017	24,965,481
50,000,000	1.07%, 11/20/2017	49,925,368
25,000,000	1.08%, 11/21/2017	24,961,481
25,000,000	1.07%, 11/22/2017	24,961,113
25,000,000	1.07%, 11/24/2017	24,959,843
25,000,000	1.07%, 11/27/2017	24,957,654
25,000,000	1.07%, 11/28/2017	24,956,924
50,000,000	1.06%, 12/04/2017	49,905,608
25,000,000	1.06%, 12/06/2017	24,951,364
25,000,000	1.07%, 12/15/2017	24,944,612
25,000,000	1.06%, 12/21/2017	24,940,771
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$25,000,000	1.06%, 12/22/2017	$ 24,940,049
	Federal Home Loan Mortgage Corp
25,000,000	1.01%, 11/09/2017	24,972,347
25,000,000	1.01%, 11/22/2017	24,963,373
25,000,000	1.11%, 02/20/2018	24,891,704
25,000,000	1.13%, 03/02/2018	24,882,004
	Federal National Mortgage Association
25,000,000	0.96%, 10/02/2017	24,998,681
25,000,000	0.96%, 10/03/2017	24,999,340
25,000,000	1.01%, 10/04/2017	24,997,221
25,000,000	1.06%, 10/10/2017	24,992,755
25,000,000	1.01%, 11/22/2017	24,963,375
		1,043,701,795
U.S. Treasury Bonds and Notes — 13.58%
	U.S. Treasury Bills
25,000,000	1.07%, 10/05/2017	24,996,300
50,000,000	1.13%, 10/12/2017	49,981,435
25,000,000	1.10%, 10/19/2017	24,985,541
25,000,000	1.15%, 10/26/2017	24,979,307
25,000,000	1.07%, 11/09/2017	24,970,221
20,000,000	1.02%, 12/07/2017	19,961,967
25,000,000	1.04%, 12/28/2017	24,936,951
		194,811,722
Repurchase Agreements — 6.48%
93,000,000	Repurchase agreement (principal amount/value $93,000,000 with a maturity value of $93,008,293 with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $93,008,293 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 2.38%, 3/31/18 - 5/15/27, with a value of $94,860,685.	93,000,000
SHORT TERM INVESTMENTS — 92.79% (Cost $1,331,513,517)		$ 1,331,513,517
TOTAL INVESTMENTS — 101.52% (Cost $1,456,707,640)		$ 1,456,707,640
OTHER ASSETS & LIABILITIES, NET — (1.52)%		$ (21,768,661)
TOTAL NET ASSETS — 100.00%		$ 1,434,938,979

(a)	Represents less than 0.005% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The value of assets in the Fund is determined as of the close of trading on each valuation date. The net asset value of the Fund's shares is determined by dividing the net assets attributable to the Fund by the number of issued and outstanding shares of the Fund on each valuation date.
Investments held by the Fund are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, 100% of the Fund’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.73%
24,822	Air Liquide SA(a)	$ 3,310,137
9,000	Air Water Inc(a)	166,182
15,981	Akzo Nobel NV(a)	1,473,911
161,468	Alumina Ltd(a)(b)	279,822
82,191	Anglo American PLC(a)(b)	1,477,108
22,227	Antofagasta PLC(a)	282,978
39,928	ArcelorMittal SA(a)(c)	1,029,989
4,316	Arkema SA(a)	529,578
81,000	Asahi Kasei Corp(a)	998,120
57,939	BASF SE(a)(c)	6,172,569
204,462	BHP Billiton Ltd(a)	4,146,447
134,097	BHP Billiton PLC(a)	2,365,372
36,747	BlueScope Steel Ltd(a)	317,439
17,581	Boliden AB(a)	596,336
10,059	Brenntag AG(a)	560,745
7,066	Covestro AG(a)(d)	608,031
7,578	Croda International PLC(a)	385,225
19,600	Daicel Corp(a)	236,332
518	EMS-Chemie Holding AG(a)	344,729
9,726	Evonik Industries AG(a)	347,727
104,728	Fortescue Metals Group Ltd(a)	424,122
14,471	Fresnillo PLC(a)	272,472
4,398	Fuchs Petrolub SE(a)	260,449
586	Givaudan SA(a)	1,275,715
783,784	Glencore PLC(a)	3,651,483
6,200	Hitachi Chemical Co Ltd(a)(c)	170,132
13,100	Hitachi Metals Ltd(a)	182,559
116,355	Incitec Pivot Ltd(a)	329,648
28,808	Israel Chemicals Ltd(a)	128,254
33,300	JFE Holdings Inc(a)	651,341
12,856	Johnson Matthey PLC(a)	589,341
10,700	JSR Corp(a)	203,449
12,183	K+S AG(a)(b)	332,110
16,000	Kaneka Corp(a)	124,320
12,200	Kansai Paint Co Ltd(a)	307,328
21,400	Kobe Steel Ltd(a)(c)	245,079
11,499	Koninklijke DSM NV(a)	941,373
22,600	Kuraray Co Ltd(a)	422,841
6,062	LANXESS AG(a)	478,721
11,924	Linde AG(a)	2,479,557
88,600	Mitsubishi Chemical Holdings Corp(a)	844,710
11,600	Mitsubishi Gas Chemical Co Inc(a)	272,177
7,800	Mitsubishi Materials Corp(a)	270,170
12,400	Mitsui Chemicals Inc(a)	377,177
22,424	Mondi PLC(a)	602,571
49,672	Newcrest Mining Ltd(a)	817,589
10,600	Nippon Paint Holdings Co Ltd(a)	360,605
48,774	Nippon Steel & Sumitomo Metal Corp(a)	1,121,490
8,100	Nissan Chemical Industries Ltd(a)(c)	285,054
10,100	Nitto Denko Corp(a)	842,454
88,902	Norsk Hydro ASA(a)	648,699
13,612	Novozymes A/S Class B(a)	699,216
57,000	Oji Holdings Corp(a)	307,776
6,215	Randgold Resources Ltd(a)	607,018
Shares		Fair Value
Basic Materials — (continued)
27,524	Rio Tinto Ltd(a)	$ 1,442,668
79,274	Rio Tinto PLC(a)	3,689,599
24,900	Shin-Etsu Chemical Co Ltd(a)	2,228,549
4,736	Solvay SA(a)	708,021
317,879	South32 Ltd(a)	822,355
34,540	Stora Enso OYJ Class R(a)	488,571
96,000	Sumitomo Chemical Co Ltd(a)	600,582
16,500	Sumitomo Metal Mining Co Ltd(a)	531,189
8,174	Symrise AG(a)	621,426
8,000	Taiyo Nippon Sanso Corp(a)(c)	94,810
12,200	Teijin Ltd(a)	240,692
23,512	ThyssenKrupp AG(a)	698,299
95,000	Toray Industries Inc(a)(b)	921,821
19,000	Tosoh Corp(a)	428,871
5,707	Umicore SA(a)	472,455
34,383	UPM-Kymmene OYJ(a)	932,844
7,555	Voestalpine AG	385,251
10,932	Yara International ASA(a)	490,200
		62,953,980
Communications — 5.99%
30,446	Altice SA Class A(a)(b)(c)	610,010
5,429	Altice SA Class B(a)(c)	108,393
63,776	Auto Trader Group PLC(a)(d)	324,882
2,905	Axel Springer SE(a)	186,840
9,448	Belgacom SA(a)	325,708
134,649	Bezeq The Israeli Telecommunication Corp Ltd	192,405
537,701	BT Group PLC(a)	2,044,779
14,000	Dentsu Inc(a)	614,994
206,244	Deutsche Telekom AG(a)	3,851,443
9,048	Elisa OYJ(a)	389,781
10,800	Eutelsat Communications SA(a)	319,707
13,800	Hakuhodo DY Holdings Inc(a)	181,697
1,200	Hikari Tsushin Inc(a)	150,543
178,900	HKT Trust & HKT Ltd	217,338
81,472	i-CABLE Communications Ltd(a)(c)	2,677
1,689	Iliad SA(a)	448,940
29,209	Inmarsat PLC(a)	251,893
231,989	ITV PLC(a)	543,216
4,510	JCDecaux SA(a)	169,085
8,500	Kakaku.com Inc(a)	108,440
117,400	KDDI Corp(a)	3,094,661
211,336	Koninklijke KPN NV(a)	725,256
7,247	Lagardere SCA(a)	242,776
2,800	LINE Corp(a)(b)(c)	101,258
12,900	M3 Inc(a)(c)	367,797
4,404	Millicom International Cellular SA(a)	290,925
2,600	Mixi Inc(a)	125,570
3,975	NICE-Systems Ltd(a)	321,977
43,800	Nippon Telegraph & Telephone Corp(a)	2,006,948
373,858	Nokia OYJ(a)(c)	2,246,314
88,300	NTT DOCOMO Inc(a)	2,018,254
127,517	Orange SA(a)	2,087,944
262,000	PCCW Ltd(a)	142,211

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Communications — (continued)
54,097	Pearson PLC(a)	$ 443,264
14,394	ProSiebenSat.1 Media AG(a)	491,191
12,785	Publicis Groupe SA(a)	894,397
57,400	Rakuten Inc(a)	626,679
2,746	RTL Group SA(a)	208,021
11,440	SBI Holdings Inc(a)	172,527
5,071	Schibsted ASA Class A(a)	130,730
5,688	Schibsted ASA Class B(a)	134,543
20,580	Seek Ltd(a)	268,716
23,649	SES SA(a)	517,720
102,200	Singapore Press Holdings Ltd(a)(c)	205,379
527,100	Singapore Telecommunications Ltd(a)	1,432,882
64,081	Sky PLC(a)	785,706
52,700	SoftBank Group Corp(a)	4,273,775
108,601	Spark New Zealand Ltd(a)	286,729
41,800	StarHub Ltd(a)	80,257
11,400	Start Today Co Ltd(a)	361,268
1,668	Swisscom AG(a)	855,194
54,222	TDC A/S(a)	317,988
22,195	Tele2 AB Class B(a)	254,335
398,651	Telecom Italia RNC(a)	300,034
690,522	Telecom Italia SpA(a)(c)	647,731
199,235	Telefonaktiebolaget LM Ericsson Class B(a)	1,148,607
48,715	Telefonica Deutschland Holding AG(a)	273,759
289,785	Telefonica SA(a)	3,149,095
3,041	Telenet Group Holding NV(a)(c)	201,292
48,464	Telenor ASA(a)	1,026,689
167,453	TeliaSonera AB(a)	789,615
263,588	Telstra Corp Ltd(a)	722,089
22,307	TPG Telecom Ltd(a)(b)	85,395
7,100	Trend Micro Inc(a)	349,789
8,097	United Internet AG(a)	504,707
65,362	Vivendi SA(a)	1,655,859
1,695,076	Vodafone Group PLC(a)	4,745,388
19,799	Wolters Kluwer NV(a)(c)	915,007
82,753	WPP PLC(a)	1,534,461
90,400	Yahoo Japan Corp(a)	429,663
		56,035,143
Consumer, Cyclical — 12.47%
2,100	ABC-Mart Inc(a)(c)	110,927
11,718	Accor SA(a)	582,774
12,013	Adidas AG(a)	2,720,531
39,800	Aeon Co Ltd(a)	588,266
10,800	Aisin Seiki Co Ltd(a)	569,405
6,300	ANA Holdings Inc(a)	238,638
33,378	Aristocrat Leisure Ltd(a)	551,323
10,500	Asics Corp(a)	156,603
13,400	Bandai Namco Holdings Inc(a)	460,355
64,088	Barratt Developments PLC(a)	527,538
21,073	Bayerische Motoren Werke AG(a)	2,138,776
8,436	Berkeley Group Holdings PLC(a)	420,309
41,100	Bridgestone Corp(a)	1,866,093
20,566	Bunzl PLC(a)	624,504
Shares		Fair Value
Consumer, Cyclical — (continued)
28,970	Burberry Group PLC(a)	$ 683,637
12,266	Carnival PLC(a)	779,858
33,950	Cie Financiere Richemont SA(a)	3,107,647
10,978	Cie Generale des Etablissements Michelin(a)	1,601,698
26,800	City Developments Ltd(a)	224,575
99,766	Compass Group PLC(a)	2,115,449
7,123	Continental AG(a)	1,809,012
23,402	Crown Resorts Ltd(a)	208,086
61,901	Daimler AG(a)	4,941,221
35,500	Daiwa House Industry Co Ltd(a)	1,226,260
30,000	Denso Corp(a)	1,518,311
14,020	Deutsche Lufthansa AG(a)	389,878
60,232	Dixons Carphone PLC(a)	156,089
3,969	Domino's Pizza Enterprises Ltd(a)(b)	142,996
7,900	Don Quijote Holdings Co Ltd(a)	295,284
1,979	Dufry AG(a)(c)	314,569
10,759	Easy Jet PLC(a)(c)	175,428
14,576	Electrolux AB Class B(a)(b)	496,106
5,400	FamilyMart Co Ltd(a)(b)	284,482
3,300	Fast Retailing Co Ltd(a)	973,351
8,074	Ferrari NV(a)	893,370
67,862	Fiat Chrysler Automobiles NV(a)(c)	1,216,174
3,924	Flight Centre Travel Group Ltd(a)(b)	138,879
39,100	Fuji Heavy Industries Ltd(a)	1,410,225
153,000	Galaxy Entertainment Group Ltd(a)	1,081,626
400,500	Genting Singapore PLC(a)	346,318
112,228	GKN PLC(a)(c)	519,865
30,758	Harvey Norman Holdings Ltd(a)(b)(c)	93,820
61,472	Hennes & Mauritz AB Class B(a)(b)	1,596,812
2,035	Hermes International(a)	1,026,710
16,700	Hino Motors Ltd(a)	204,358
110,400	Honda Motor Co Ltd(a)	3,261,274
3,300	Hoshizaki Electric Co Ltd(a)	289,883
4,168	Hugo Boss AG(a)	367,771
10,056	Iida Group Holdings Co Ltd(a)	179,390
69,655	Inditex SA(a)	2,625,994
11,107	InterContinental Hotels Group PLC(a)	587,418
41,229	International Consolidated Airlines Group SA(a)	328,575
22,900	Isetan Mitsukoshi Holdings Ltd(a)(b)	239,300
35,000	Isuzu Motors Ltd(a)	464,061
95,900	ITOCHU Corp(a)	1,571,301
16,600	J Front Retailing Co Ltd(a)	229,516
6,700	Japan Airlines Co Ltd(a)	226,804
6,055	Jardine Cycle & Carriage Ltd(a)	176,201
14,900	JTEKT Corp(a)	206,256
4,790	Kering (a)	1,908,170
138,784	Kingfisher PLC(a)	555,460
7,500	Koito Manufacturing Co Ltd(a)(c)	470,964
2,800	Lawson Inc(a)	185,415
382,000	Li & Fung Ltd(a)	192,043

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
10,989	Luxottica Group SpA(a)	$ 614,936
17,816	LVMH Moet Hennessy Louis Vuitton SE(a)	4,924,978
99,519	Marks & Spencer Group PLC(a)(b)	471,057
105,600	Marubeni Corp(a)	721,903
10,800	Marui Group Co Ltd(a)(b)	154,605
37,000	Mazda Motor Corp(a)	566,837
4,500	McDonald's Holdings Co Japan Ltd(a)	199,088
12,387	Melco Crown Entertainment Ltd ADR	298,774
45,603	Merlin Entertainments PLC(a)(d)	274,052
54,000	MGM China Holdings Ltd(a)(b)	129,598
95,900	Mitsubishi Corp(a)	2,231,193
38,100	Mitsubishi Motors Corp(a)	301,651
107,700	Mitsui & Co Ltd(a)	1,592,982
8,480	Next PLC(a)	597,207
17,000	NGK Insulators Ltd(a)	318,518
11,600	NGK Spark Plug Co Ltd(a)	247,040
7,200	Nintendo Co Ltd(a)	2,654,880
149,600	Nissan Motor Co Ltd(a)	1,482,031
5,200	Nitori Holdings Co Ltd(a)	743,661
4,800	NOK Corp(a)(c)	107,374
7,116	Nokian Renkaat OYJ(a)	316,642
14,100	Oriental Land Co Ltd(a)	1,074,980
5,120	Paddy Power Betfair PLC	510,850
137,900	Panasonic Corp(a)	2,001,202
7,217	Pandora A/S(a)	713,561
19,491	Persimmon PLC(a)	674,270
31,461	Peugeot SA(a)	748,931
9,800	Porsche Automobil Holding SE(a)	627,018
31,289	Qantas Airways Ltd(a)	143,314
11,387	Renault SA(a)	1,118,851
20,055	Rexel SA(a)	346,942
11,014	Ryanair Holdings PLC(a)(c)	212,017
1,400	Ryohin Keikaku Co Ltd(a)	412,695
153,600	Sands China Ltd(a)	803,343
3,000	Sankyo Co Ltd(a)	95,725
10,739	Schaeffler AG(a)	173,278
1,478	SEB SA(a)	271,243
9,600	Sega Sammy Holdings Inc(a)	134,195
24,900	Sekisui Chemical Co Ltd(a)	490,570
37,400	Sekisui House Ltd(a)	630,404
66,000	Shangri-La Asia Ltd(a)	122,501
7,000	Sharp Corp(a)(b)(c)	211,706
1,500	Shimamura Co Ltd(a)	179,932
4,800	Shimano Inc(a)	639,452
37,000	Singapore Airlines Ltd(a)	274,361
132,000	SJM Holdings Ltd(a)	121,262
5,619	Sodexo SA(a)	700,466
81,000	Sony Corp(a)	3,022,002
9,300	Stanley Electric Co Ltd(a)	318,977
77,400	Sumitomo Corp(a)	1,114,359
48,700	Sumitomo Electric Industries Ltd(a)	796,149
10,800	Sumitomo Rubber Industries Ltd(a)	198,225
4,800	Sundrug Co Ltd(a)	198,909
21,500	Suzuki Motor Corp(a)	1,128,429
Shares		Fair Value
Consumer, Cyclical — (continued)
5,074	Swatch Group AG(a)	$ 1,051,242
48,670	Tabcorp Holdings Ltd(a)	163,149
18,000	Takashimaya Co Ltd(a)	168,588
89,492	Tatts Group Ltd(a)	279,975
207,694	Taylor Wimpey PLC(a)	544,076
7,100	Toho Co Ltd(a)	247,918
3,800	Toyoda Gosei Co Ltd(a)(c)	89,803
10,600	Toyota Industries Corp(a)	609,633
166,355	Toyota Motor Corp(a)	9,919,488
13,600	Toyota Tsusho Corp(a)	446,972
15,083	Travis Perkins PLC	292,456
2,400	Tsuruha Holdings Inc(a)	286,958
27,262	TUI AG(a)	462,251
14,800	USS Co Ltd(a)	298,708
15,603	Valeo SA(a)	1,157,749
2,027	Volkswagen AG(a)	342,864
97,552	Volvo AB Class B(a)	1,883,538
11,823	Whitbread PLC(a)	596,624
16,428	Wolseley PLC(a)	1,077,607
109,200	Wynn Macau Ltd(a)	295,329
35,000	Yamada Denki Co Ltd(a)(b)	191,384
10,800	Yamaha Corp(a)	398,752
17,800	Yamaha Motor Co Ltd(a)	532,845
6,700	Yokohama Rubber Co Ltd(a)	138,175
45,500	Yue Yuen Industrial Holdings Ltd(a)	173,606
5,510	Zalando SE(a)(c)(d)	276,560
		116,679,308
Consumer, Non-Cyclical — 22.63%
42,520	Abertis Infraestructuras SA(a)	859,620
10,082	Adecco SA(a)	785,433
8,799	AerCap Holdings NV(c)	449,717
33,500	Ajinomoto Co Inc(a)	653,740
12,200	Alfresa Holdings Corp(a)(c)	223,508
48,685	Anheuser-Busch InBev SA/NV(a)	5,819,638
25,000	Asahi Group Holdings Ltd(a)	1,010,967
30,347	Ashtead Group PLC(a)	731,684
22,016	Associated British Foods PLC(a)	942,245
128,500	Astellas Pharma Inc(a)	1,635,490
80,901	AstraZeneca PLC(a)	5,379,483
27,097	Atlantia SpA(a)	856,197
16,724	Babcock International Group PLC(a)	185,382
118	Barry Callebaut AG(a)	180,648
52,392	Bayer AG(a)	7,156,882
5,775	Beiersdorf AG(a)	621,767
4,100	Benesse Holdings Inc(a)	147,924
103,647	Brambles Ltd(a)	733,618
146,456	British American Tobacco PLC(a)	9,167,700
15,761	Bureau Veritas SA(a)	406,748
5,500	Calbee Inc(a)	193,168
43,096	Capita PLC(a)	325,781
6,605	Carlsberg A/S Class B(a)	724,793
35,119	Carrefour SA(a)	708,954
3,820	Casino Guichard Perrachon SA(a)	226,553

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
6,564	CHR Hansen Holding A/S(a)	$ 563,470
14,900	Chugai Pharmaceutical Co Ltd(a)	619,187
37,230	Coca-Cola Amatil Ltd(a)	225,988
6,700	Coca-Cola Bottlers Japan Inc(a)	217,011
14,000	Coca-Cola European Partners PLC	586,987
9,124	Coca-Cola HBC AG(a)	310,334
3,511	Cochlear Ltd(a)	439,171
7,768	Coloplast A/S Class B(a)	631,585
3,646	Colruyt SA(a)	186,813
62,933	ConvaTec Group PLC(a)(c)(d)	225,552
29,143	CSL Ltd(a)	3,067,977
6,500	Cyberdyne Inc(a)(b)(c)	86,685
17,000	Dai Nippon Printing Co Ltd(a)	407,684
37,200	Daiichi Sankyo Co Ltd(a)	839,482
37,928	Danone SA(a)	2,978,994
160,377	Diageo PLC(a)	5,272,996
37,679	Distribuidora Internacional de Alimentacion SA(a)(b)	220,048
13,067	Edenred (a)	355,221
16,600	Eisai Co Ltd(a)	852,457
13,290	Essilor International SA(a)(b)	1,647,121
39,340	Essity (a)(c)	1,072,567
718	Eurofins Scientific SE(a)	454,277
59,250	Experian PLC(a)	1,189,339
163,500	First Pacific Co Ltd(a)	130,719
13,607	Fresenius Medical Care AG & Co KGaA(a)	1,330,299
26,435	Fresenius SE(a)	2,137,785
2,509	Frutarom Industries Ltd	192,995
96,870	G4S PLC(a)	361,279
3,698	Genmab A/S(a)(c)	817,793
15,026	Getinge AB Class B(a)(b)	282,098
311,651	GlaxoSmithKline PLC(a)	6,227,994
518,400	Golden Agri-Resources Ltd	143,315
18,307	Grifols SA(a)	534,253
30,954	Groupe Eurotunnel SE	373,160
4,439	H Lundbeck A/S(a)	256,628
117,051	Healthscope Ltd(a)	153,656
6,580	Heineken Holding NV(a)	618,192
16,615	Heineken NV(a)	1,644,087
6,466	Henkel AG & Co KGaA(a)	787,366
9,292	Hikma Pharmaceuticals PLC(a)(b)	150,849
4,200	Hisamitsu Pharmaceutical Co Inc(a)	201,839
278,400	Hutchison Port Holdings Trust(a)	119,993
5,505	ICA Gruppen AB(a)(b)	207,094
61,138	Imperial Tobacco Group PLC(a)	2,609,005
10,567	Intertek Group PLC(a)	706,188
2,414	Ipsen SA(a)	321,189
10,848	ISS A/S(a)	437,350
89,073	J Sainsbury PLC(a)(b)	283,873
69,700	Japan Tobacco Inc(a)	2,284,136
15,529	Jeronimo Martins SGPS SA(a)	306,525
31,800	Kao Corp(a)	1,872,173
10,223	Kerry Group PLC Class A(a)	981,028
10,000	Kikkoman Corp(a)(b)	307,259
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
53,400	Kirin Holdings Co Ltd(a)	$ 1,254,574
81,881	Koninklijke Ahold NV(a)	1,529,908
1,900	Kose Corp(a)(c)	217,782
17,600	Kyowa Hakko Kirin Co Ltd(a)	299,885
7	Lindt & Sprungli AG(a)(c)	485,724
64	Lindt & Sprungli AG	365,157
13,700	Lion Corp(a)	250,325
4,566	Lonza Group AG(a)	1,199,783
16,123	L'Oreal SA(a)	3,418,760
24,750	Marine Harvest ASA	489,438
23,927	Mediclinic International PLC(b)	208,404
11,100	Medipal Holdings Corp(a)(c)	192,911
7,500	MEIJI Holdings Co Ltd(a)	593,913
8,363	Merck KGaA(a)	931,409
11,828	Metro AG(c)	250,022
3,200	Miraca Holdings Inc(a)	148,973
14,100	Mitsubishi Tanabe Pharma Corp(a)	323,694
198,848	Nestle SA(a)	16,691,550
10,000	NH Foods Ltd(a)(c)	274,839
13,425	Nisshin Seifun Group Inc(a)(c)	224,733
3,800	Nissin Foods Holdings Co Ltd(a)	230,890
141,178	Novartis AG(a)	12,109,536
118,292	Novo Nordisk A/S Class B(a)	5,687,329
19,100	Olympus Corp(a)	647,225
27,500	Ono Pharmaceutical Co Ltd(a)	624,209
6,982	Orion Oyj Class B(a)	324,188
49,742	Orkla ASA(a)	510,437
24,600	Otsuka Holdings Co Ltd(a)	978,135
6,600	Park24 Co Ltd(a)	160,728
13,512	Pernod Ricard SA(a)	1,869,163
6,000	Pola Orbis Holdings Inc(a)	181,426
14,729	Qiagen NV(a)	465,226
9,057	Ramsay Health Care Ltd(a)	443,152
7,585	Randstad Holding NV(a)	468,778
42,680	Reckitt Benckiser Group PLC(a)	3,899,011
6,710	Recordati SpA(a)	309,643
70,500	Recruit Holdings Co Ltd(a)	1,526,570
61,892	RELX NV(a)	1,316,651
68,510	RELX PLC(a)	1,502,620
1,505	Remy Cointreau SA(a)(b)	178,280
44,889	Roche Holding AG(a)	11,474,533
24,649	Ryman Healthcare Ltd(a)(c)	165,136
71,880	Sanofi (a)	7,155,375
24,600	Santen Pharmaceutical Co Ltd(a)	388,137
13,500	Secom Co Ltd(a)	983,132
18,464	Securitas AB Class B(a)(b)	309,583
47,700	Seven & i Holdings Co Ltd(a)	1,842,864
337	SGS SA(a)	809,230
16,000	Shimadzu Corp(a)	315,579
19,200	Shionogi & Co Ltd(a)	1,049,604
57,358	Shire PLC(a)	2,921,070
23,500	Shiseido Co Ltd(a)	940,521
54,849	Smith & Nephew PLC(a)	990,670
1,841	Societe BIC SA(a)	220,680
4,600	Sohgo Security Services Co Ltd(a)(c)	211,154
25,551	Sonic Healthcare Ltd(a)	419,875

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
3,159	Sonova Holding AG(a)	$ 536,196
611	Straumann Holding AG(a)	392,943
10,700	Sumitomo Dainippon Pharma Co Ltd(a)(b)	139,390
9,100	Suntory Beverage & Food Ltd(a)	404,781
5,160	Suzuken Co Ltd(a)(c)	183,527
12,116	Swedish Match AB(a)	425,531
10,100	Sysmex Corp(a)	645,299
2,200	Taisho Pharmaceutical Holdings Co Ltd(a)	167,165
45,200	Takeda Pharmaceutical Co Ltd(a)	2,499,377
547	Taro Pharmaceutical Industries Ltd(c)	61,641
27,585	Tate & Lyle PLC(a)	239,341
20,200	Terumo Corp(a)	794,532
528,697	Tesco PLC(a)(c)	1,325,486
58,386	Teva Pharmaceutical Industries Ltd Sponsored ADR	1,027,594
33,000	Toppan Printing Co Ltd(a)	327,369
6,200	Toyo Suisan Kaisha Ltd(a)	227,780
127,101	Transurban Group(a)	1,186,907
46,950	Treasury Wine Estates Ltd(a)	505,077
7,685	UCB SA(a)	547,693
26,200	Unicharm Corp(a)	600,121
104,173	Unilever NV(a)	6,157,729
81,893	Unilever PLC(a)	4,739,359
2,610	Vifor Pharma AG(a)	307,841
72,402	Wesfarmers Ltd(a)	2,350,425
491,000	WH Group Ltd(a)(d)	522,916
6,265	William Demant Holding A/S(a)(c)	165,638
98,900	Wilmar International Ltd(a)	232,403
138,227	WM Morrison Supermarkets PLC	433,424
82,220	Woolworths Ltd(a)	1,628,266
5,600	Yakult Honsha Co Ltd(a)(b)	402,994
8,000	Yamazaki Baking Co Ltd(a)(c)	144,398
		211,663,973
Diversified — 0.64%
54,627	Bollore SA(a)(b)(c)	273,166
171,424	CK Hutchison Holdings Ltd(a)	2,195,648
9,139	Industrivarden AB Class C(a)	231,834
13,779	Jardine Matheson Holdings Ltd(a)	873,920
13,500	Jardine Strategic Holdings Ltd	577,800
92,000	Keppel Corp Ltd(a)	441,697
82,527	NWS Holdings Ltd(a)	161,314
30,500	Swire Pacific Ltd Class A(a)	296,933
1,542	Wendel SA(a)	249,794
75,300	Wharf Holdings Ltd(a)	673,647
		5,975,753
Energy — 4.96%
72,879	APA Group(a)	478,077
1,247,021	BP PLC(a)	7,987,567
Shares		Fair Value
Energy — (continued)
16,543	Caltex Australia Ltd(a)	$ 417,403
5,727	DCC PLC(a)	555,716
162,542	Eni SpA(a)(b)	2,691,958
29,829	Galp Energia SGPS SA(a)	528,959
15,299	Gamesa Corp Tecnologica SA(a)	199,890
4,500	Idemitsu Kosan Co Ltd(a)	127,178
62,100	Inpex Corp(a)	661,538
193,550	JX Holdings Inc(a)	997,987
4,454	Koninklijke Vopak NV(a)	195,324
11,956	Lundin Petroleum AB(a)(c)	261,991
8,403	Neste OYJ(a)	367,247
91,313	Oil Search Ltd(a)	503,798
8,631	OMV AG(a)	503,186
78,485	Repsol SA(a)	1,448,383
287,776	Royal Dutch Shell PLC Class A(a)	8,695,183
239,314	Royal Dutch Shell PLC Class B(a)	7,365,931
39,907	Saipem SpA(a)(b)(c)	172,345
108,531	Santos Ltd(a)(c)	344,164
10,500	Showa Shell Sekiyu KK(a)	121,043
71,327	Statoil ASA(a)	1,433,993
148,797	Total SA(a)	7,989,528
14,103	Vestas Wind Systems A/S(a)	1,267,659
47,541	Woodside Petroleum Ltd(a)	1,088,598
		46,404,646
Financial — 24.14%
60,532	3i Group PLC(a)	740,694
24,203	ABN AMRO Group NV(a)(d)	724,736
25,100	Acom Co Ltd(a)(c)	97,386
11,493	Admiral Group PLC(a)	279,901
112,351	Aegon NV(a)	654,893
7,200	AEON Financial Service Co Ltd(a)	150,623
6,710	Aeon Mall Co Ltd(a)	119,447
11,890	Ageas (a)	559,228
771,800	AIA Group Ltd(a)	5,713,868
29,200	Allianz SE(a)	6,557,898
190,709	AMP Ltd(a)	724,174
8,000	Aozora Bank Ltd(a)	304,588
132,975	Ascendas REIT(a)	261,340
76,131	Assicurazioni Generali SpA(a)	1,419,934
12,855	ASX Ltd(a)	529,835
187,405	Australia & New Zealand Banking Group Ltd(a)	4,365,335
256,424	Aviva PLC(a)	1,768,100
124,450	AXA SA(a)	3,762,368
3,061	Azrieli Group(a)	170,246
3,285	Baloise Holding AG(a)	520,190
429,279	Banco Bilbao Vizcaya Argentaria SA(a)	3,837,904
336,729	Banco de Sabadell SA(a)	703,943
106,001	Banco Espirito Santo SA(a)(c)	163
1,023,704	Banco Santander SA(a)(c)	7,160,615
70,173	Bank Hapoalim BM(a)	491,045
89,582	Bank Leumi Le-Israel BM(a)	476,085
79,382	Bank of East Asia Ltd(a)	344,089
59,821	Bank of Ireland(c)	489,961

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
3,800	Bank of Kyoto Ltd(a)(b)(c)	$ 193,421
25,220	Bank of Queensland Ltd(a)	257,368
64,750	Bankia SA(a)	312,598
40,204	Bankinter SA(a)	380,772
1,082,092	Barclays PLC(a)	2,805,116
28,426	Bendigo & Adelaide Bank Ltd(a)	259,534
71,785	BNP Paribas SA(a)	5,791,279
235,000	BOC Hong Kong Holdings Ltd(a)	1,144,684
63,386	British Land Co PLC REIT(a)	511,333
227,144	CaixaBank SA(a)	1,140,139
146,200	CapitaLand Commercial Trust REIT(a)(c)	178,777
151,600	CapitaLand Ltd(a)	401,116
151,900	CapitaLand Mall Trust REIT(a)(c)	224,179
35,861	Challenger Ltd(a)(c)	351,519
44,000	Chiba Bank Ltd(a)(c)	315,107
8,300	Chugoku Bank Ltd(a)(c)	113,836
168,924	CK Asset Holdings Ltd(a)	1,404,321
9,603	CNP Assurances(a)	225,124
67,479	Commerzbank AG(a)(c)	920,239
110,332	Commonwealth Bank of Australia(a)	6,533,116
79,100	Concordia Financial Group Ltd(a)	391,226
68,577	Credit Agricole SA(a)	1,248,377
7,600	Credit Saison Co Ltd(a)	157,697
150,759	Credit Suisse Group AG(a)	2,388,716
67,800	Dai-ichi Life Insurance Co Ltd(a)	1,216,168
4,400	Daito Trust Construction Co Ltd(a)	801,603
80	Daiwa House REIT Investment Corp(a)(c)	191,482
108,000	Daiwa Securities Group Inc(a)	612,232
47,551	Danske Bank A/S(a)	1,905,539
114,483	DBS Group Holdings Ltd(a)	1,762,358
131,741	Deutsche Bank AG(a)	2,280,522
12,446	Deutsche Boerse AG(a)	1,351,261
22,563	Deutsche Wohnen AG(a)	958,889
58,222	Dexus Property Group REIT(a)	434,476
90,876	Direct Line Insurance Group PLC(a)	450,156
63,131	DNB ASA(a)	1,274,620
18,603	Erste Group Bank AG(a)	803,740
2,842	Eurazeo SA(a)	254,023
6,553	EXOR NV(a)	415,883
2,192	Fonciere Des Regions REIT(a)	227,737
46,000	Fukuoka Financial Group Inc(a)	212,782
3,058	Gecina SA(a)	496,149
12,726	Gjensidige Forsikring ASA(a)	221,676
173,000	Global Logistic Properties Ltd(a)	421,521
115,026	Goodman Group REIT(a)	744,744
119,138	GPT Group REIT(a)	464,243
5,296	Groupe Bruxelles Lambert SA(a)	557,465
25,000	Hachijuni Bank Ltd(a)	156,423
51,778	Hammerson PLC REIT(a)	372,471
58,000	Hang Lung Group Ltd(a)	208,864
Shares		Fair Value
Financial — (continued)
120,000	Hang Lung Properties Ltd(a)	$ 285,699
49,300	Hang Seng Bank Ltd(a)	1,205,269
3,677	Hannover Rueck SE(a)	443,472
17,506	Hargreaves Lansdown PLC(a)	347,141
72,406	Henderson Land Development Co Ltd(a)	481,603
15,500	Hiroshima Bank Ltd(a)(c)	125,672
75,476	Hong Kong Exchanges & Clearing Ltd(a)	2,038,449
76,100	Hongkong Land Holdings Ltd(a)	548,731
1,264,250	HSBC Holdings PLC(a)	12,496,451
18,300	Hulic Co Ltd(a)(c)	179,440
40,000	Hysan Development Co Ltd(a)	188,723
2,236	ICADE REIT(a)	199,486
248,243	ING Groep NV(a)	4,575,677
148,177	Insurance Australia Group Ltd(a)(c)	742,128
59,822	Intesa Sanpaolo RNC(a)(c)	198,229
814,462	Intesa Sanpaolo SpA(a)	2,883,432
50,115	Intu Properties PLC REIT(a)	154,854
42,339	Investec PLC(a)(b)	309,229
28,790	Investor AB Class B(a)	1,424,363
32,000	Japan Exchange Group Inc(a)	566,849
25,900	Japan Post Bank Co Ltd(a)	320,083
100,000	Japan Post Holdings Co Ltd(a)(b)	336,712
57	Japan Prime Realty Investment Corp REIT	190,464
74	Japan Real Estate Investment Corp REIT(a)	355,801
171	Japan Retail Fund Investment Corp REIT(a)	306,850
14,004	Julius Baer Group Ltd(a)	830,999
16,162	KBC Groep NV(a)	1,371,175
47,500	Kerry Properties Ltd(a)	197,294
13,720	Kinnevik AB Class B(a)(c)	448,214
14,258	Klepierre REIT(a)	560,002
20,000	Kyushu Financial Group Inc(a)	123,127
47,862	Land Securities Group PLC REIT	623,394
2,488	LE Lundbergforetagen AB Class B(a)(c)	199,085
385,838	Legal & General Group PLC(a)	1,344,310
140,000	Link REIT(a)	1,138,476
4,507,862	Lloyds Banking Group PLC(a)	4,095,940
20,534	London Stock Exchange Group PLC(a)	1,054,061
19,867	Macquarie Group Ltd(a)	1,422,398
72,881	Mapfre SA(a)	237,488
52,650	Mebuki Financial Group Inc(a)	203,712
178,708	Medibank Private Ltd(a)	410,024
36,406	Mediobanca SpA(a)	391,232
221,896	Mirvac Group REIT(a)	399,166
79,000	Mitsubishi Estate Co Ltd(a)	1,372,972
772,900	Mitsubishi UFJ Financial Group Inc(a)	5,025,269
31,900	Mitsubishi UFJ Lease & Finance Co Ltd(a)(c)	169,253
56,600	Mitsui Fudosan Co Ltd(a)	1,227,259
8,477	Mizrahi Tefahot Bank Ltd(a)(c)	152,031
1,533,400	Mizuho Financial Group Inc(a)	2,688,111

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
30,800	MS&AD Insurance Group Holdings Inc(a)	$ 992,573
10,209	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(a)	2,184,979
170,538	National Australia Bank Ltd(a)	4,228,133
62,424	Natixis SA(a)	499,573
373,134	New World Development Co Ltd(a)	538,403
82	Nippon Building Fund Inc REIT	408,816
110	Nippon Prologis REIT Inc(a)	231,853
19,249	NN Group NV(a)	806,074
227,800	Nomura Holdings Inc(a)	1,278,184
8,400	Nomura Real Estate Holdings Inc(a)	179,190
231	Nomura Real Estate Master Fund Inc REIT	300,336
194,855	Nordea Bank AB(a)(c)	2,645,589
321,783	Old Mutual PLC(a)	837,805
85,400	ORIX Corp(a)	1,378,717
200,666	Oversea-Chinese Banking Corp Ltd(a)	1,654,744
2,065	Pargesa Holding SA(a)	171,823
1,137	Partners Group Holding AG(a)	771,907
33,799	Poste Italiane SpA(a)(d)	248,988
9,875	Provident Financial PLC(a)	109,888
164,746	Prudential PLC(a)	3,941,345
88,667	QBE Insurance Group Ltd(a)	699,012
7,232	Raiffeisen Bank International AG(a)(c)	242,397
3,507	REA Group Ltd(a)	184,727
145,300	Resona Holdings Inc(a)	747,046
227,908	Royal Bank of Scotland Group PLC(a)(c)	820,118
67,402	RSA Insurance Group PLC(a)	562,684
28,175	Sampo OYJ Class A(a)	1,491,138
344,212	Scentre Group REIT(a)	1,062,556
8,153	Schroders PLC(a)	366,667
11,012	SCOR SE(a)	461,829
62,780	Segro PLC REIT(a)	450,948
36,500	Seven Bank Ltd(a)(b)	131,900
10,200	Shinsei Bank Ltd(a)	163,472
30,000	Shizuoka Bank Ltd(a)(c)	269,990
55,000	Singapore Exchange Ltd(a)	300,089
208,826	Sino Land Co Ltd(a)	368,158
95,951	Skandinaviska Enskilda Banken AB(a)	1,265,900
49,047	Societe Generale SA Class A(a)	2,874,207
22,950	Sompo Japan Nipponkoa Holdings Inc(a)	894,348
11,100	Sony Financial Holdings Inc(a)	182,146
33,704	St James's Place PLC(a)	517,571
208,524	Standard Chartered PLC(a)(c)	2,073,092
151,744	Standard Life PLC(a)	881,868
158,195	Stockland (a)(c)	534,240
85,900	Sumitomo Mitsui Financial Group Inc(a)	3,301,926
21,486	Sumitomo Mitsui Trust Holdings Inc(a)	776,133
23,000	Sumitomo Realty & Development Co Ltd(a)	695,872
Shares		Fair Value
Financial — (continued)
94,000	Sun Hung Kai Properties Ltd(a)	$ 1,531,283
83,143	Suncorp Group Ltd(a)	853,716
158,100	Suntec REIT(a)	217,775
11,100	Suruga Bank Ltd(a)(c)	239,535
97,114	Svenska Handelsbanken AB Class A(a)	1,467,228
57,094	Swedbank AB Class A(a)	1,581,020
81,600	Swire Properties Ltd(a)	277,123
2,041	Swiss Life Holding AG(a)	719,538
4,260	Swiss Prime Site AG	382,953
20,485	Swiss Re AG(a)	1,856,850
35,200	T&D Holdings Inc(a)(c)	510,659
43,100	Tokio Marine Holdings Inc(a)	1,686,822
13,000	Tokyo Tatemono Co Ltd(a)	166,293
31,400	Tokyu Fudosan Holdings Corp(a)	189,528
6,902	Tryg A/S(a)	159,583
231,029	UBS Group AG(a)	3,952,208
6,319	Unibail-Rodamco SE REIT(a)	1,537,674
123,532	UniCredit SpA(a)(c)	2,636,120
68,421	UnipolSai SpA(a)(b)	159,991
84,606	United Overseas Bank Ltd(a)	1,469,256
186	United Urban Investment Corp REIT(a)	272,420
31,206	UOL Group Ltd(a)(c)	187,291
214,476	Vicinity Centres REIT(a)	447,965
29,304	Vonovia SE(a)(c)	1,247,985
124,289	Westfield Corp REIT(a)	765,256
214,636	Westpac Banking Corp(a)	5,398,853
53,000	Wheelock & Co Ltd(a)	374,121
128,347	Worldpay Group PLC(a)(d)	707,848
13,000	Yamaguchi Financial Group Inc(a)(b)	152,247
9,646	Zurich Insurance Group AG(a)	2,947,620
		225,790,724
Industrial — 12.79%
127,915	ABB Ltd(a)	3,163,081
13,168	ACS Actividades de Construccion y Servicios SA(a)	488,498
4,170	Aena SA(a)(d)	753,629
2,002	Aeroports de Paris(a)(c)	323,632
37,098	Airbus Group SE(a)	3,531,531
17,698	Alfa Laval AB(a)	432,891
12,400	Alps Electric Co Ltd(a)(b)	327,716
10,286	Alstom SA(a)	437,030
21,500	Amada Holdings Co Ltd(a)	236,056
72,394	Amcor Ltd(a)	865,859
4,766	Andritz AG(a)	275,445
229	AP Moeller - Maersk A/S Class A(a)	421,581
409	AP Moeller - Maersk A/S Class B(a)	778,762
13,000	Asahi Glass Co Ltd(a)	482,860
61,801	Assa Abloy AB Class B(a)	1,414,959
42,407	Atlas Copco AB Class A(a)	1,799,004
24,473	Atlas Copco AB Class B(a)(b)	950,720
59,546	Auckland International Airport Ltd(a)	277,235

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
130,723	Aurizon Holdings Ltd(a)	$ 503,753
200,854	BAE Systems PLC(a)	1,699,633
65,599	Boral Ltd(a)	349,769
5,998	Boskalis Westminster NV(a)	209,654
13,994	Bouygues SA(a)	664,304
15,700	Brother Industries Ltd(a)	366,058
11,800	Casio Computer Co Ltd(a)	166,445
9,100	Central Japan Railway Co(a)	1,596,957
31,582	Cie de Saint-Gobain(a)	1,881,647
5,358	CIMIC Group Ltd(a)	186,200
44,000	CK Infrastructure Holdings Ltd(a)	379,327
65,991	CNH Industrial NV(a)	792,240
142,352	Cobham PLC	277,734
151,100	ComfortDelGro Corp Ltd(a)	232,188
53,053	CRH PLC(a)	2,018,324
15,300	Daikin Industries Ltd(a)	1,549,469
150	Dassault Aviation SA(a)	242,715
62,905	Deutsche Post AG(a)	2,803,931
1,800	Disco Corp(a)	366,850
11,927	DSV A/S(a)	903,542
21,000	East Japan Railway Co(a)	1,938,476
3,704	Eiffage SA(a)(c)	383,597
1,539	Elbit Systems Ltd(a)	226,266
12,400	FANUC Corp(a)	2,514,145
30,268	Ferrovial SA(a)(c)	666,916
26,809	Finmeccanica SpA(a)	502,669
46,330	Fletcher Building Ltd(a)	267,774
2,391	Fraport AG Frankfurt Airport Services Worldwide(a)	227,255
32,000	Fuji Electric Co Ltd(a)	177,558
26,000	FUJIFILM Holdings Corp(a)	1,010,135
12,238	GEA Group AG(a)(c)	557,114
2,311	Geberit AG(a)	1,094,064
8,900	Hamamatsu Photonics KK(a)	269,238
15,600	Hankyu Hanshin Holdings Inc(a)(c)	592,270
9,222	HeidelbergCement AG(a)	949,027
16,135	Hexagon AB Class B(a)	800,426
1,980	Hirose Electric Co Ltd(a)	278,800
7,600	Hitachi Construction Machinery Co Ltd(a)	225,232
4,600	Hitachi High-Technologies Corp(a)	167,066
307,000	Hitachi Ltd(a)	2,164,612
1,345	HOCHTIEF AG(a)	227,173
29,459	Holcim Ltd(a)	1,724,675
24,200	Hoya Corp(a)	1,308,708
24,189	Husqvarna AB Class B(a)	249,100
9,500	IHI Corp(a)(c)	331,157
2,215	Imerys SA(a)(b)	200,136
18,204	IMI PLC(a)	303,072
28,568	James Hardie Industries PLC(a)	398,737
3,100	Japan Airport Terminal Co Ltd(a)	110,452
14,000	JGC Corp(a)	226,723
59,000	Kajima Corp(a)	586,425
7,500	Kamigumi Co Ltd(a)	173,758
9,700	Kawasaki Heavy Industries Ltd(a)	321,623
Shares		Fair Value
Industrial — (continued)
6,600	Keihan Electric Railway Co Ltd(a)(b)(c)	$ 193,306
15,000	Keikyu Corp(a)(b)	304,196
7,400	Keio Corp(a)(b)(c)	305,012
9,500	Keisei Electric Railway Co Ltd(a)(c)	262,840
6,180	Keyence Corp(a)	3,286,943
11,800	Kintetsu Group Holdings Co Ltd(a)	438,982
4,493	Kion Group AG(a)	430,406
58,600	Komatsu Ltd(a)	1,659,378
21,141	Kone OYJ Class B(a)	1,120,663
30,000	Konica Minolta Inc(a)	246,485
59,732	Koninklijke Philips NV(a)(c)	2,464,527
68,300	Kubota Corp(a)	1,242,424
3,526	Kuehne + Nagel International AG(a)	653,371
5,500	Kurita Water Industries Ltd(a)	158,951
20,100	Kyocera Corp(a)	1,247,524
10,300	Kyushu Railway Co(a)(b)(c)	306,404
16,827	Legrand SA(a)	1,214,399
33,669	Lend Lease Group(a)	474,371
17,600	LIXIL Group Corp(a)	467,387
3,300	Mabuchi Motor Co Ltd(a)	165,328
14,600	Makita Corp(a)	589,267
2,080	MAN SE Class A(a)	234,798
4,000	Maruichi Steel Tube Ltd(a)(c)	116,454
53,087	Meggitt PLC(a)	370,441
6,462	Metso OYJ(a)	237,158
21,100	Minebea Co Ltd(a)	330,473
18,000	MISUMI Group Inc(a)	474,427
125,000	Mitsubishi Electric Corp(a)	1,955,420
20,900	Mitsubishi Heavy Industries Ltd(a)	826,375
7,100	Mitsui OSK Lines Ltd(a)	215,441
94,584	MTR Corp Ltd(a)	553,810
12,200	Murata Manufacturing Co Ltd(a)	1,796,063
7,900	Nabtesco Corp(a)	293,934
11,800	Nagoya Railroad Co Ltd(a)(c)	254,097
16,800	NEC Corp(a)	455,741
15,100	Nidec Corp(a)	1,856,256
21,700	Nikon Corp(a)	376,307
5,200	Nippon Electric Glass Co Ltd(a)	201,573
5,300	Nippon Express Co Ltd(a)	345,518
9,800	Nippon Yusen KK(a)(c)	203,935
23,700	NSK Ltd(a)	319,976
42,600	Obayashi Corp(a)	510,963
18,500	Odakyu Electric Railway Co Ltd(a)	351,039
11,900	Omron Corp(a)	606,810
24,040	Orica Ltd(a)	374,205
5,143	OSRAM Licht AG(a)	410,766
12,458	Prysmian SpA(a)	420,920
2,300	Rinnai Corp(a)	197,016
104,227	Rolls-Royce Holdings PLC(a)	1,239,004
61,769	Royal Mail PLC(a)	320,578
19,734	Safran SA(a)	2,016,589
70,408	Sandvik AB(a)	1,215,995
44,200	SATS Ltd(a)	150,432
3,749	Schindler Holding AG(a)	820,755

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
35,910	Schneider Electric SE(a)	$ 3,127,063
11,100	Seibu Holdings Inc(a)(b)	189,599
69,000	Sembcorp Industries Ltd(a)	151,060
35,000	Shimizu Corp Class A(a)	388,128
48,879	Siemens AG(a)	6,897,248
133	Sika AG(a)	990,277
95,600	Singapore Technologies Engineering Ltd(a)	242,972
21,783	Skanska AB Class B(a)	505,129
24,232	SKF AB Class B(a)	529,046
3,700	SMC Corp(a)(b)	1,307,437
24,484	Smiths Group PLC(a)	517,497
7,400	Sumitomo Heavy Industries Ltd(a)	297,029
72,922	Sydney Airport(a)	407,235
8,200	Taiheiyo Cement Corp(a)	316,800
12,800	Taisei Corp(a)	671,256
91,000	Techtronic Industries Co Ltd(a)	487,131
31,156	Tenaris SA(a)	441,634
6,624	Thales SA(a)	750,166
7,700	THK Co Ltd(a)	262,637
12,200	Tobu Railway Co Ltd(a)(c)	335,209
34,000	Tokyu Corp(a)	481,534
263,000	Toshiba Corp(a)(b)(c)	737,492
9,600	TOTO Ltd(a)	404,587
11,100	Toyo Seikan Group Holdings Ltd(a)(c)	185,492
31,887	Vinci SA(a)(b)	3,029,666
9,703	Wartsila OYJ Abp	686,928
12,902	Weir Group PLC(a)	339,427
10,200	West Japan Railway Co(a)	709,130
21,300	Yamato Holdings Co Ltd(a)	430,258
143,900	Yangzijiang Shipbuilding Holdings Ltd(a)	152,108
15,600	Yaskawa Electric Corp(a)	495,139
14,300	Yokogawa Electric Corp(a)	243,682
13,013	Zodiac Aerospace(a)	376,222
		119,697,259
Technology — 3.58%
28,360	Amadeus IT Holding SA Class A(a)	1,844,489
16,900	ASM Pacific Technology Ltd(a)	244,116
23,654	ASML Holding NV(a)	4,041,917
5,818	Atos SE(a)	902,413
68,000	Canon Inc(a)	2,327,027
10,031	Cap Gemini SA(a)	1,175,873
8,443	Check Point Software Technologies Ltd(c)	962,671
28,883	Computershare Ltd(a)	328,609
8,002	Dassault Systemes(a)	809,580
6,900	DeNA Co Ltd(a)	154,768
122,000	Fujitsu Ltd(a)	907,991
4,991	Gemalto NV(a)	223,060
71,138	Infineon Technologies AG(a)	1,793,550
3,716	Ingenico Group(a)	352,288
6,300	Konami Corp(a)	303,303
25,440	Micro Focus International PLC(a)	813,932
31,700	NEC Corp(c)	345,383
Shares		Fair Value
Technology — (continued)
11,300	Nexon Co Ltd(a)(c)	$ 295,408
8,723	Nomura Research Institute Ltd(a)	340,660
42,500	NTT Data Corp(a)(c)	454,795
22,163	NXP Semiconductors NV(c)	2,506,414
4,100	Obic Co Ltd(a)	258,134
2,600	Oracle Corp Japan(a)	204,365
3,600	Otsuka Corp(a)	230,888
43,500	Ricoh Co Ltd(a)	423,001
6,000	Rohm Co Ltd(a)	514,852
67,606	Sage Group PLC(a)	632,665
62,795	SAP SE(a)	6,885,136
18,000	Seiko Epson Corp(a)(b)	435,886
37,831	STMicroelectronics NV(a)	733,893
8,100	TDK Corp(a)	550,420
9,900	Tokyo Electron Ltd(a)	1,524,096
		33,521,583
Utilities — 3.35%
43,453	AGL Energy Ltd(a)	797,911
114,571	AusNet Services(a)	152,031
349,972	Centrica PLC(a)	876,686
38,800	Chubu Electric Power Co Inc(a)	482,200
19,100	Chugoku Electric Power Co Inc(a)(b)(c)	202,903
106,000	CLP Holdings Ltd(a)	1,088,262
43,089	Contact Energy Ltd(a)	171,346
9,505	DONG Energy A/S(a)(d)	544,849
133,732	E.ON SE(a)	1,516,036
157,939	EDP - Energias de Portugal SA(a)	595,537
8,900	Electric Power Development Co Ltd(a)	223,575
36,890	Electricite de France SA(a)(b)	448,039
14,959	Enagas SA(a)	421,510
19,288	Endesa SA(a)	435,232
521,946	Enel SpA(a)(c)	3,144,348
29,165	Fortum OYJ(a)(c)	582,771
21,403	Gas Natural SDG SA(a)	474,128
103,732	GDF Suez(a)(b)(c)	1,761,506
179,000	HK Electric Investments & HK Electric Investments Ltd(a)(d)	163,349
537,127	Hong Kong & China Gas Co Ltd(a)	1,012,124
367,132	Iberdrola SA(a)	2,854,668
9,200	Innogy SE(a)(d)	409,851
46,300	Kansai Electric Power Co Inc(a)	592,616
27,400	Kyushu Electric Power Co Inc(a)(b)(c)	291,083
77,682	Meridian Energy Ltd	159,632
49,395	Mighty River Power Ltd(a)	120,993
219,381	National Grid PLC(a)	2,716,858
111,397	Origin Energy Ltd(a)(c)	656,045
24,600	Osaka Gas Co Ltd(a)	457,227
89,500	Power Assets Holdings Ltd(a)	776,867
26,691	Red Electrica Corp SA(a)	561,432
32,117	RWE AG(a)(c)	730,656
14,088	Severn Trent PLC(a)	410,173
146,199	Snam SpA(a)	704,537
68,471	SSE PLC(a)	1,280,323

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Utilities — (continued)
22,218	Suez Environnement Co(a)	$ 405,673
91,648	Terna Rete Elettrica Nazionale SpA(a)	535,502
5,200	Toho Gas Co Ltd(a)	152,291
23,900	Tohoku Electric Power Co Inc(a)	304,113
97,400	Tokyo Electric Power Co Inc(a)(c)	393,475
24,200	Tokyo Gas Co Ltd(a)	592,623
41,114	United Utilities Group PLC(a)	470,491
29,690	Veolia Environnement SA(a)	686,072
		31,357,544
TOTAL COMMON STOCK — 97.28% (Cost $765,112,159)		$910,079,913
PREFERRED STOCK
Consumer, Cyclical — 0.23%
3,060	Bayerische Motoren Werke AG(a)	272,756
11,703	Volkswagen AG(a)	1,910,562
		2,183,318
Consumer, Non-Cyclical — 0.17%
11,414	Henkel AG & Co KGaA(a)	1,555,063
TOTAL PREFERRED STOCK — 0.40% (Cost $3,459,702)		$ 3,738,381
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.07%
$10,000,000	Federal Farm Credit Banks Funding Corp 0.71%, 10/02/2017	9,999,611
Repurchase Agreements — 1.93%
5,305,041	Undivided interest of 2.98% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $5,305,041 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(e)	5,305,041
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$5,305,041	Undivided interest of 2.99% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $5,305,041 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(e)	$ 5,305,041
5,305,041	Undivided interest of 4.67% in a repurchase agreement (principal amount/value $93,605,440 with a maturity value of $93,613,708) with Scotia Capital (USA) Inc, 1.06%, dated 9/29/17 to be repurchased at $5,305,041 on 10/2/17 collateralized by various U.S. Government Agency securities, 3.00%, 7/20/46 - 8/20/47, with a value of $95,485,983.(e)	5,305,041
2,148,551	Undivided interest of 5.90% in a repurchase agreement (principal amount/value $29,577,870 with a maturity value of $29,580,458) with ING Financial Markets LLC, 1.05%, dated 9/29/17 to be repurchased at $2,148,551 on 10/2/17 collateralized by Federal National Mortgage Association securities, 3.00% - 4.00%, 3/1/26 - 11/1/46, with a value of $30,169,697.(e)	2,148,551
		18,063,674
SHORT TERM INVESTMENTS — 3.00% (Cost $28,063,285)		$ 28,063,285
TOTAL INVESTMENTS — 100.68% (Cost $796,635,146)		$941,881,579
OTHER ASSETS & LIABILITIES, NET — (0.68)%		$ (6,402,646)
TOTAL NET ASSETS — 100.00%		$935,478,933

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at September 29, 2017.
(c)	Non-income producing security.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 29, 2017, the aggregate cost and fair value of 144A securities was $4,440,802 and $5,785,243, respectively, representing 0.62% of net assets.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 29, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation
MSCI Emerging Markets Index Long	217	21,465,640	December 2017	$221,820
At September 29, 2017, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	886,155	CHF	850,000	October 2017	$7,076
MEL	USD	212,580	GBP	165,000	October 2017	(8,620)
MEL	USD	419,433	JPY	46,975,000	November 2017	760
MEL	USD	1,002,280	JPY	112,214,000	December 2017	1,716
					Net Appreciation	$932
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
CHF	Swiss Franc
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Summary of Investments by Country as of September 29, 2017.
Country	Fair Value	Percentage of Fund Investments
Japan	$210,649,410	22.36%
United Kingdom	143,631,080	15.25
France	95,277,588	10.12
Germany	89,088,838	9.46
Switzerland	81,050,013	8.61
Australia	63,195,196	6.71
Netherlands	42,829,130	4.55
Hong Kong	31,707,353	3.37
Spain	31,311,244	3.32
United States	28,843,143	3.06
Sweden	26,484,717	2.81
Italy	19,732,115	2.10
Denmark	16,996,867	1.80
Singapore	11,532,480	1.22
Belgium	10,749,488	1.14
Ireland	9,277,042	0.98
Finland	9,184,246	0.98
Norway	6,361,024	0.68
Israel	4,403,209	0.47
Luxembourg	2,942,565	0.31
Austria	2,210,018	0.23
New Zealand	1,448,845	0.15
Portugal	1,431,184	0.15
South Africa	1,120,204	0.12
Mexico	272,472	0.03
China	152,108	0.02
Total	$941,881,579	100.00%
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2017

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 14,391,415	$ 895,688,498	$ —	$ 910,079,913
Preferred Stock	—	3,738,381	—	3,738,381
Short Term Investments	—	28,063,285	—	28,063,285
Total investments, at fair value:	14,391,415	927,490,164	0	941,881,579
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	9,552	—	9,552
Futures Contracts(a)	221,820	—	—	221,820
Total Assets	$ 14,613,235	$ 927,499,716	$ 0	$ 942,112,951
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (8,620)	$ —	$ (8,620)
Total Liabilities	$ 0	$ (8,620)	$ 0	$ (8,620)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
The Fund recognizes transfers between levels as of the beginning of the reporting period. As of September 29, 2017, the following transfers between levels were recognized between valuation levels.

September 29, 2017

Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Basic Materials	—	$385,250
Communications	—	409,743
Consumer, Cyclical	$212,016	803,306
Consumer, Non-cyclical	6,800,665	2,792,880
Financial	640,220	1,282,570
Industrial	150,432	964,662
Utilities	409,851	159,632
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 167 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $1,852,952 in forward contracts for the reporting period.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.46%
16,600	Cleveland-Cliffs Inc(a)	$ 118,690
2,500	Innophos Holdings Inc	122,975
13,200	Koppers Holdings Inc(a)	609,180
36,800	Kronos Worldwide Inc	840,144
7,400	Mercer International Inc	87,690
10,300	Omnova Solutions Inc(a)	112,785
10,100	Valhi Inc	24,543
		1,916,007
Communications — 3.86%
17,800	Beasley Broadcast Group Class A(b)	208,260
19,300	Blucora Inc(a)	488,290
9,300	Boingo Wireless Inc(a)	198,741
16,100	Comtech Telecommunications Corp	330,533
74,600	Extreme Networks Inc(a)	886,994
34,100	Intelsat SA(a)	160,270
6,700	MSG Networks Inc Class A(a)	142,040
17,200	PC-Tel Inc	108,360
17,100	QuinStreet Inc(a)	125,685
17,200	RigNet Inc(a)	295,840
4,700	TechTarget Inc(a)	56,118
		3,001,131
Consumer, Cyclical — 12.52%
32,800	Commercial Vehicle Group Inc(a)	241,080
1,700	Conn's Inc(a)(b)	47,855
300	Copa Holdings SA Class A	37,359
1,600	Deckers Outdoor Corp(a)	109,456
7,800	Hawaiian Holdings Inc(a)(b)	292,890
3,200	iRobot Corp(a)(b)	246,592
3,500	Johnson Outdoors Inc Class A	256,480
5,100	Liberty TripAdvisor Holdings Inc Class A(a)	62,985
32,900	Meritor Inc(a)	855,729
135,600	Office Depot Inc	615,624
8,300	Penn National Gaming Inc(a)	194,137
7,200	Perry Ellis International Inc(a)	170,352
14,400	PetMed Express Inc(b)	477,360
2,200	PICO Holdings Inc(a)	36,740
91,300	Pier 1 Imports Inc	382,547
7,400	RH (a)(b)	520,368
26,500	Rush Enterprises Inc Class A(a)	1,226,685
14,900	Scientific Games Corp Class A(a)	683,165
18,200	Select Comfort Corp(a)	565,110
5,100	Systemax Inc(b)	134,793
2,500	Tailored Brands Inc(b)	36,100
23,600	Taylor Morrison Home Corp Class A(a)	520,380
34,200	Tilly's Inc Class A	410,058
24,400	Titan Machinery Inc(a)(b)	378,932
1,800	Tower International Inc	48,960
28,600	Town Sports International Holdings Inc(a)	200,200
Shares		Fair Value
Consumer, Cyclical — (continued)
42,800	Wabash National Corp(b)	$ 976,696
		9,728,633
Consumer, Non-Cyclical — 22.83%
31,100	Aaron's Inc	1,356,893
16,600	Akebia Therapeutics Inc(a)	326,522
9,700	Alliance One International Inc(a)	105,730
46,200	ARC Document Solutions Inc(a)	188,958
1,700	Assembly Biosciences Inc(a)	59,364
7,400	BioSpecifics Technologies Corp(a)	344,248
8,100	Bob Evans Farms Inc(b)	627,831
500	Boston Beer Co Inc Class A(a)(b)	78,100
9,900	CAI International Inc(a)	300,168
25,700	Calithera Biosciences Inc(a)	404,775
38,600	Cambium Learning Group Inc(a)	255,918
3,100	Care.com Inc(a)	49,259
5,800	Central Garden & Pet Co Class A(a)	215,702
24,100	Chefs' Warehouse Inc(a)(b)	465,130
4,200	ChemoCentryx Inc(a)	31,164
58,700	Corcept Therapeutics Inc(a)(b)	1,132,910
12,400	Cumberland Pharmaceuticals Inc(a)	87,544
13,700	Cutera Inc(a)	566,495
8,300	CytomX Therapeutics Inc(a)	150,811
3,200	Enanta Pharmaceuticals Inc(a)	149,760
27,500	Ennis Inc	540,375
69,700	Everi Holdings Inc(a)	529,023
11,600	Green Dot Corp Class A(a)	575,128
7,600	Hackett Group Inc	115,444
92,600	ImmunoGen Inc(a)(b)	708,390
15,500	Innoviva Inc(a)	218,860
8,200	Intersect ENT Inc(a)	255,430
5,400	K12 Inc(a)	96,336
9,600	Kindred Healthcare Inc	65,280
38,500	Lantheus Holdings Inc(a)	685,300
39,500	MiMedx Group Inc(a)(b)	469,260
3,700	National Beverage Corp(b)	458,985
10,600	Nutrisystem Inc	592,540
2,000	OraSure Technologies Inc(a)	45,000
107,400	PDL BioPharma Inc(a)(b)	364,086
4,900	Psychemedics Corp	90,307
38,200	Quad Graphics Inc	863,702
15,000	Rent-A-Center Inc(b)	172,200
53,800	RPX Corp(a)	714,464
3,600	Sanderson Farms Inc(b)	581,472
38,400	Sangamo BioSciences Inc(a)	576,000
3,200	Supernus Pharmaceuticals Inc(a)(b)	128,000
9,800	Universal Corp	561,540
11,100	Vectrus Inc(a)	342,324

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
25,100	Weight Watchers International Inc(a)(b)	$ 1,093,105
		17,739,833
Energy — 6.36%
1,100	Adams Resources & Energy Inc	45,650
4,100	Archrock Inc	51,455
84,500	Bill Barrett Corp(a)(b)	362,505
8,000	California Resources Corp(a)(b)	83,680
82,400	Cloud Peak Energy Inc(a)(b)	301,584
16,400	Comstock Resources Inc(a)	99,712
19,100	Contango Oil & Gas Co(a)	96,073
33,600	CVR Energy Inc(b)	870,240
37,000	Evolution Petroleum Corp	266,400
39,000	Exterran Corp(a)	1,232,790
33,500	Hallador Energy Co	191,620
300	Isramco Inc(a)(b)	34,800
33,100	McDermott International Inc(a)	240,637
4,700	Murphy Oil Corp	124,832
5,700	Panhandle Oil & Gas Inc Class A	135,660
4,800	REX American Resources Corp(a)	450,384
15,500	Rowan Cos PLC Class A(a)(b)	199,175
1,600	SilverBow Resources Inc(a)(b)	39,280
12,800	SunCoke Energy Inc(a)	116,992
		4,943,469
Financial — 37.51%
2,300	1st Source Corp	116,840
16,300	AG Mortgage Investment Trust Inc REIT	313,612
8,900	American Equity Investment Life Holding Co	258,812
92,500	Anworth Mortgage Asset Corp REIT	555,925
6,900	Ares Commercial Real Estate Corp REIT	91,839
22,400	ARMOUR Residential Inc REIT(b)	602,560
7,000	Assured Guaranty Ltd	264,250
15,400	Banco Latinoamericano de Comercio Exterior SA	453,376
16,100	Bancorp Inc(a)	133,147
3,300	Bank of Commerce Holdings	37,950
6,200	Bank of Hawaii Corp	516,832
3,400	Bank of Marin Bancorp	232,900
3,800	Bankwell Financial Group Inc	140,372
9,500	Blue Capital Reinsurance Holdings Ltd	156,275
24,800	Boston Private Financial Holdings Inc	410,440
2,700	C&F Financial Corp	148,500
17,200	Central Pacific Financial Corp	553,496
13,900	Central Valley Community Bancorp(b)	309,970
3,800	Century Bancorp Inc Class A	304,380
22,100	Charter Financial Corp	409,513
Shares		Fair Value
Financial — (continued)
7,100	Chimera Investment Corp REIT	$ 134,332
3,300	Citizens & Northern Corp(b)	81,048
3,200	CNO Financial Group Inc	74,688
20,300	CoreCivic Inc REIT	543,431
5,100	CoreSite Realty Corp REIT	570,690
7,600	CVB Financial Corp(b)	183,692
17,900	CYS Investments Inc REIT	154,656
30,700	Dime Community Bancshares Inc	660,050
6,900	EastGroup Properties Inc REIT	608,028
2,200	Enterprise Financial Services Corp	93,170
10,100	Essent Group Ltd(a)	409,050
1,300	Evercore Partners Inc Class A	104,325
11,300	Federal Agricultural Mortgage Corp Class C	821,962
3,100	Financial Institutions Inc	89,280
5,400	First BanCorp(a)	27,648
15,200	First Busey Corp	476,672
7,500	First Defiance Financial Corp	393,675
6,900	First Interstate BancSystem Inc Class A	263,925
13,500	First Merchants Corp	579,555
8,800	First of Long Island Corp	267,960
27,300	Flagstar Bancorp Inc(a)	968,604
8,800	Franklin Financial Network Inc(a)	313,720
3,300	FS Bancorp Inc	170,445
18,100	Getty Realty Corp REIT	517,841
1,300	Hingham Institution for Savings	247,351
7,050	Horizon Bancorp	205,649
16,100	InfraREIT Inc REIT(a)	360,157
7,800	International FCStone Inc(a)	298,896
300	Investors Title Co	53,721
11,300	iStar Inc REIT(a)	133,340
18,300	Lakeland Financial Corp	891,576
31,200	Mack-Cali Realty Corp REIT	739,752
19,700	Maui Land & Pineapple Co Inc(a)(b)	274,815
27,700	MFA Financial Inc REIT	242,652
50,000	MGIC Investment Corp(a)	626,500
15,600	MTGE Investment Corp REIT	302,640
800	National Health Investors Inc REIT	61,832
33,200	Navient Corp	498,664
2,300	Nelnet Inc Class A	116,150
4,500	Northrim BanCorp Inc	157,275
13,300	OFG Bancorp	121,695
27,800	OM Asset Management PLC	414,776
2,100	Oritani Financial Corp	35,280
25,500	PennyMac Financial Services Inc Class A(a)	453,900
24,600	Piedmont Office Realty Trust Inc REIT Class A	495,936
11,600	Potlatch Corp REIT	591,600
13,400	Preferred Apartment Communities Inc REIT	252,992
2,000	Preferred Bank	120,700
2,900	Prosperity Bancshares Inc	190,617
3,900	PS Business Parks Inc REIT	520,650
25,100	Radian Group Inc	469,119

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
9,500	Regional Management Corp(a)	$ 229,995
3,400	Republic Bancorp Inc Class A	132,226
11,200	Riverview Bancorp Inc	94,080
1,100	S&T Bancorp Inc	43,538
1,600	Stock Yards Bancorp Inc	60,800
37,600	Summit Hotel Properties Inc REIT	601,224
16,700	Sunstone Hotel Investors Inc REIT	268,369
62,700	Third Point Reinsurance Ltd(a)(b)	978,120
6,000	Tiptree Inc	37,500
9,000	Two River Bancorp	178,380
3,300	UMB Financial Corp	245,817
4,100	Umpqua Holdings Corp	79,991
12,500	United Community Banks Inc	356,750
8,000	Uniti Group Inc REIT(a)(b)	117,280
4,200	Valley National Bancorp(b)	50,610
27,200	Walker & Dunlop Inc(a)	1,423,376
4,100	Washington Federal Inc	137,965
3,300	Washington Trust Bancorp Inc	188,925
4,300	Weingarten Realty Investors REIT	136,482
15,900	West Bancorporation Inc(b)	387,960
		29,147,059
Industrial — 8.14%
8,100	Argan Inc	544,725
6,100	Bel Fuse Inc Class B	190,320
25,400	Control4 Corp(a)	748,284
11,700	Ducommun Inc(a)	374,985
28,500	Goldfield Corp(a)	179,550
66,000	Harsco Corp(a)	1,379,400
16,000	Heritage-Crystal Clean Inc(a)	348,000
23,000	Intevac Inc(a)	194,350
1,000	Itron Inc(a)	77,450
48,200	Kemet Corp(a)	1,018,466
7,900	LB Foster Co Class A	179,725
9,000	Myers Industries Inc	188,550
101,100	Navios Maritime Acquisition Corp	123,342
7,700	SPX Corp(a)	225,918
27,800	Stoneridge Inc(a)	550,718
		6,323,783
Technology — 1.13%
1,100	Kulicke & Soffa Industries Inc(a)	23,727
3,600	Quantum Corp(a)	22,032
10,900	Rudolph Technologies Inc(a)	286,670
17,900	Ultra Clean Holdings Inc(a)(b)	548,098
		880,527
Utilities — 3.88%
1,300	Black Hills Corp	89,531
5,200	El Paso Electric Co	287,300
4,800	Genie Energy Ltd(b)	31,440
1,500	NorthWestern Corp	85,410
Shares		Fair Value
Utilities — (continued)
19,800	Ormat Technologies Inc	$ 1,208,790
8,300	PNM Resources Inc	334,490
8,300	Portland General Electric Co	378,812
10,600	SJW Corp	599,960
		3,015,733
TOTAL COMMON STOCK — 98.69% (Cost $63,464,102)		$ 76,696,175
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.26%
$ 200,000	Federal Farm Credit Banks Funding Corp 0.71%, 10/02/2017	199,992
U.S. Treasury Bonds and Notes — 0.17%
135,000	U.S. Treasury Bills(c) 1.16%, 03/15/2018	134,293
Repurchase Agreements — 13.72%
3,052,471	Undivided interest of 1.71% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $3,052,471 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(d)	3,052,471
3,052,471	Undivided interest of 1.72% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $3,052,471 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(d)	3,052,471

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,501,703	Undivided interest of 23.13% in a repurchase agreement (principal amount/value $5,359,875 with a maturity value of $5,360,344) with HSBC Securities (USA) Inc, 1.05%, dated 9/29/17 to be repurchased at $1,501,703 on 10/2/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.50% - 6.50%, 5/1/22 - 8/1/47, with a value of $5,467,099.(d)	$ 1,501,703
3,052,471	Undivided interest of 28.52% in a repurchase agreement (principal amount/value $9,246,672 with a maturity value of $9,247,496) with TD Securities (USA) Inc, 1.07%, dated 9/29/17 to be repurchased at $3,052,471 on 10/2/17 collateralized by various U.S. Government Agency securities, 0.00% - 4.00%, 11/24/17 - 9/1/47, with a value of $9,431,628.(d)	3,052,471
10,659,116
SHORT TERM INVESTMENTS — 14.15% (Cost $10,993,401)		$ 10,993,401
TOTAL INVESTMENTS — 112.84% (Cost $74,457,503)		$ 87,689,576
OTHER ASSETS & LIABILITIES, NET — (12.84)%		$ (9,980,385)
TOTAL NET ASSETS — 100.00%		$ 77,709,191
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 29, 2017.
(c)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 29, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation
Russell 2000 Mini Long Futures	12	895,740	December 2017	$10,720
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 29, 2017

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 76,696,175	$ —	$ —	$ 76,696,175
Short Term Investments	—	10,993,401	—	10,993,401
Total investments, at fair value:	76,696,175	10,993,401	0	87,689,576
Other Financial Investments:
Futures Contracts(a)	10,720	—	—	10,720
Total Assets	$ 76,706,895	$ 10,993,401	$ 0	$ 87,700,296
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 25 futures contracts for the reporting period.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.21%
$ 1,600,000	Michigan Tobacco Settlement Finance Authority 7.31%, 06/01/2034	$ 1,579,936
TOTAL ASSET-BACKED SECURITIES — 0.21% (Cost $1,599,756)		$ 1,579,936
CORPORATE BONDS AND NOTES
Basic Materials — 4.02%
	ArcelorMittal
80,000	6.00%, 03/01/2021	87,800
895,000	7.50%, 10/15/2039	1,074,000
3,625,000	7.25%, 03/01/2041	4,291,094
3,485,000	Barrick Gold Corp 5.25%, 04/01/2042	3,987,433
520,000	Barrick Gold Corp Series A 5.80%, 11/15/2034	584,467
2,825,000	Barrick North America Finance LLC 5.75%, 05/01/2043	3,418,486
230,000	Chemours Co 6.63%, 05/15/2023	244,663
200,000	First Quantum Minerals Ltd(b)(c) 7.50%, 04/01/2025	204,500
	Freeport-McMoRan Inc
325,000	5.40%, 11/14/2034	310,375
3,585,000	5.45%, 03/15/2043	3,349,734
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	139,732
435,000	7.25%, 06/01/2028	570,996
90,000	8.88%, 05/15/2031	138,416
	Hexion Inc
1,000,000	9.00%, 11/15/2020	660,000
480,000	9.20%, 03/15/2021(d)	316,800
2,220,000	7.88%, 02/15/2023(d)	1,443,000
3,750,000	INVISTA Finance LLC(b) 4.25%, 10/15/2019	3,862,500
190,000	Methanex Corp 5.25%, 03/01/2022	200,111
2,080,000	Newmont Mining Corp 4.88%, 03/15/2042	2,224,149
348,000	Rain CII Carbon LLC / CII Carbon Corp(b) 8.25%, 01/15/2021	361,050
565,000	Rio Tinto Finance USA PLC 4.13%, 08/21/2042	588,537
3,070,000	United States Steel Corp(c) 6.65%, 06/01/2037	2,947,200
		31,005,043
Communications — 6.45%
24,300,000	America Movil SAB de CV Series 12 MXP, 6.45%, 12/05/2022	1,269,298
2,490,000	AT&T Inc 3.95%, 01/15/2025	2,556,686
1,225,000	CB Escrow Corp(b) 8.00%, 10/15/2025	1,231,125
Principal Amount(a)		Fair Value
Communications — (continued)
	CenturyLink Inc
$ 515,000	5.63%, 04/01/2025(c)	$ 493,112
860,000	7.60%, 09/15/2039	761,100
950,000	7.65%, 03/15/2042	828,875
1,255,000	Cincinnati Bell Inc(b) 7.00%, 07/15/2024	1,226,762
3,930,000	Clear Channel Worldwide Holdings Inc 7.63%, 03/15/2020	3,880,875
695,000	Consolidated Communications Inc 6.50%, 10/01/2022	668,069
945,000	Cox Communications Inc(b) 4.80%, 02/01/2035	935,301
1,640,000	DISH DBS Corp 5.00%, 03/15/2023	1,684,075
775,000	Embarq Corp 8.00%, 06/01/2036	786,625
1,125,000	Frontier Communications Corp 11.00%, 09/15/2025	956,250
290,000	Lamar Media Corp(c) 5.00%, 05/01/2023	300,513
	Portugal Telecom International Finance(e)(f)
1,350,000	EUR, 5.00%, 11/04/2019	542,489
1,300,000	EUR, 4.50%, 06/16/2025	522,397
	Qwest Capital Funding Inc
150,000	7.63%, 08/03/2021	156,155
1,960,000	6.88%, 07/15/2028	1,872,937
3,500,000	7.75%, 02/15/2031	3,250,625
	Qwest Corp
500,000	7.25%, 09/15/2025	553,072
1,837,000	6.88%, 09/15/2033	1,797,073
	Sprint Capital Corp
5,474,000	6.88%, 11/15/2028	6,130,880
540,000	8.75%, 03/15/2032	690,525
815,000	Sprint Communications Inc 6.00%, 11/15/2022	877,918
	Sprint Corp
545,000	7.88%, 09/15/2023	632,200
215,000	7.13%, 06/15/2024	241,875
	Telecom Italia Capital SA
365,000	6.38%, 11/15/2033	420,206
735,000	6.00%, 09/30/2034	813,094
	Telefonica Emisiones SAU
225,000	5.13%, 04/27/2020	241,316
200,000	GBP, 5.29%, 12/09/2022	311,602
400,000	GBP, 5.38%, 02/02/2026	641,003
525,000	7.05%, 06/20/2036	695,124
	Time Warner Cable Inc
35,000	5.88%, 11/15/2040	38,390
235,000	5.50%, 09/01/2041	243,888
200,000	4.50%, 09/15/2042	189,448
	Viacom Inc
459,000	4.85%, 12/15/2034	432,364
65,000	4.38%, 03/15/2043	55,967
390,000	5.85%, 09/01/2043	400,598
1,065,000	5.25%, 04/01/2044	1,019,447
2,100,000	Videotron Ltd(b) CAD, 5.63%, 06/15/2025	1,809,257

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 400,000	Virgin Media Finance PLC(b) 6.00%, 10/15/2024	$ 420,500
4,000,000	VTR Finance BV(b) 6.88%, 01/15/2024	4,230,000
	Windstream Services LLC(c)
2,015,000	7.75%, 10/01/2021	1,501,175
155,000	7.50%, 06/01/2022	115,863
1,795,000	7.50%, 04/01/2023	1,287,912
		49,713,966
Consumer, Cyclical — 12.30%
212,022	Air Canada 2013-1 Class B Pass Through Trust(b) 5.38%, 05/15/2021	223,471
320,417	American Airlines 2013-1 Class A Pass Through Trust 4.00%, 07/15/2025	335,957
156,815	American Airlines 2013-1 Class B Pass Through Trust(b) 5.63%, 01/15/2021	165,048
4,697,850	American Airlines 2013-2 Class A Pass Through Trust 4.95%, 01/15/2023	5,032,948
6,177,540	American Airlines 2016-1 Class B Pass Through Trust 5.25%, 01/15/2024	6,580,377
7,440,000	American Airlines Group Inc(b) 5.50%, 10/01/2019	7,793,400
1,360,000	Beazer Homes USA Inc 7.25%, 02/01/2023	1,414,400
13,580,000	Best Buy Co Inc(c) 5.00%, 08/01/2018	13,924,025
5,013	Continental Airlines 2000-2 Class B Pass Through Trust 8.31%, 04/02/2018	5,143
62,432	Continental Airlines 2012-1 Class B Pass Through Trust 6.25%, 04/11/2020	65,866
645,000	Continental Airlines 2012-3 Class C Pass Through Trust 6.13%, 04/29/2018	658,706
731,260	Delta Air Lines 2007-1 Class A Pass Through Trust 6.82%, 08/10/2022	842,704
	Dillard's Inc
430,000	6.63%, 01/15/2018	434,835
500,000	7.88%, 01/01/2023	574,676
1,070,000	7.75%, 07/15/2026	1,241,072
770,000	Foot Locker Inc 8.50%, 01/15/2022	898,975
	Ford Motor Co
155,000	6.50%, 08/01/2018	160,890
265,000	7.50%, 08/01/2026	325,344
245,000	4.35%, 12/08/2026	254,595
50,000	6.63%, 02/15/2028	58,849
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 755,000	6.63%, 10/01/2028	$ 900,441
2,080,000	6.38%, 02/01/2029	2,434,636
2,035,000	7.45%, 07/16/2031	2,634,212
1,165,000	5.29%, 12/08/2046	1,214,899
10,770,000	Ford Motor Credit Co LLC 4.39%, 01/08/2026	11,198,131
790,000	General Motors Co 5.20%, 04/01/2045	798,728
	General Motors Financial Co Inc
1,210,000	4.38%, 09/25/2021	1,282,437
2,330,000	5.25%, 03/01/2026	2,528,441
2,595,000	Group 1 Automotive Inc 5.00%, 06/01/2022	2,689,069
166,000	JC Penney Corp Inc(c) 6.38%, 10/15/2036	117,445
45,000	K Hovnanian Enterprises Inc(d) 5.00%, 11/01/2021	40,275
	Lennar Corp
1,760,000	4.50%, 06/15/2019	1,810,600
1,330,000	4.75%, 11/15/2022	1,406,475
50,000	Macy's Retail Holdings Inc 4.50%, 12/15/2034	43,010
	New Albertsons Inc
805,000	7.75%, 06/15/2026	660,100
4,940,000	7.45%, 08/01/2029	3,828,500
895,000	8.70%, 05/01/2030(c)	738,375
1,810,000	8.00%, 05/01/2031	1,448,000
4,425,000	New Albertsons Inc Series C 6.63%, 06/01/2028	3,407,250
	PulteGroup Inc
1,000,000	6.38%, 05/15/2033	1,085,000
3,870,000	6.00%, 02/15/2035	4,034,475
665,000	Toro Co(d) 6.63%, 05/01/2037	761,971
1,318,000	Toys R Us Inc(g)(h) 11.00%, 01/19/2019	1,350,950
	TRI Pointe Holdings Inc
415,000	4.38%, 06/15/2019	423,819
5,000	5.88%, 06/15/2024	5,350
1,284,000	TRU Taj LLC / TRU Taj Finance Inc(b)(c)(e)(i) 12.00%, 08/15/2021	1,189,305
271,332	United Airlines 2007-1 Pass Through Trust 6.64%, 07/02/2022	295,752
945,442	United Airlines 2014-1 Class A Pass Through Trust 4.00%, 04/11/2026	1,000,031
478,455	US Airways 2011-1 Class A Pass Through Trust 7.13%, 10/22/2023	562,567
1,054,536	US Airways 2012-1 Class A Pass Through Trust 5.90%, 10/01/2024	1,191,626
1,774,248	US Airways 2012-1 Class B Pass Through Trust 8.00%, 10/01/2019	1,925,059

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 719,808	US Airways 2012-2 Class A Pass Through Trust 4.63%, 06/03/2025	$ 770,194
		94,768,404
Consumer, Non-Cyclical — 2.82%
255,000	Albertsons Cos LLC / Safeway Inc / New Albertson's Inc / Albertson's LLC 5.75%, 03/15/2025	224,400
475,000	Avon Products Inc 8.95%, 03/15/2043	399,000
620,000	Boston Scientific Corp 6.00%, 01/15/2020	672,930
95,000	Community Health Systems Inc(c) 5.13%, 08/01/2021	93,813
285,000	Delhaize Group 5.70%, 10/01/2040	327,427
	HCA Inc
395,000	7.50%, 12/15/2023	460,175
575,000	8.36%, 04/15/2024	690,000
265,000	7.69%, 06/15/2025	308,063
1,115,000	7.58%, 09/15/2025	1,287,825
2,505,000	7.05%, 12/01/2027	2,824,387
725,000	7.50%, 11/06/2033	822,875
175,000	7.75%, 07/15/2036	199,063
110,000	Kindred Healthcare Inc 8.75%, 01/15/2023	102,564
3,895,000	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc(b) 7.88%, 10/01/2022	3,943,687
	RR Donnelley & Sons Co
265,000	7.88%, 03/15/2021	279,575
150,000	7.00%, 02/15/2022	154,500
63,000	6.50%, 11/15/2023(c)	61,110
603,000	6.00%, 04/01/2024(c)	563,051
1,140,000	ServiceMaster Co LLC 7.45%, 08/15/2027	1,245,450
3,195,000	SUPERVALU Inc(c) 6.75%, 06/01/2021	3,027,262
	Tenet Healthcare Corp
515,000	7.50%, 01/01/2022(b)(c)	545,256
1,180,000	6.75%, 06/15/2023(c)	1,131,325
425,000	6.88%, 11/15/2031	371,875
1,775,000	THC Escrow Corp III(b) 5.13%, 05/01/2025	1,750,594
150,000	United Rentals Inc 4.88%, 01/15/2028	150,563
99,000	United Rentals North America Inc 7.63%, 04/15/2022	103,039
		21,739,809
Energy — 6.93%
936,531	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	1,054,907
	Anadarko Petroleum Corp
520,000	3.45%, 07/15/2024	514,932
Principal Amount(a)		Fair Value
Energy — (continued)
$ 820,000	4.50%, 07/15/2044	$ 779,988
	Baytex Energy Corp(b)
415,000	5.13%, 06/01/2021	386,988
420,000	5.63%, 06/01/2024(c)	382,830
2,035,000	Bellatrix Exploration Ltd(b) 8.50%, 05/15/2020	1,892,550
	California Resources Corp
359,000	5.50%, 09/15/2021	201,040
4,750,000	8.00%, 12/15/2022(b)	3,087,500
48,000	6.00%, 11/15/2024	21,840
	Chesapeake Energy Corp
390,000	6.63%, 08/15/2020	401,700
35,000	6.88%, 11/15/2020	36,050
1,175,000	6.13%, 02/15/2021(c)	1,180,875
2,965,000	4.88%, 04/15/2022(c)	2,757,450
190,000	5.75%, 03/15/2023	175,275
4,560,000	8.00%, 06/15/2027(b)(c)	4,514,400
	Continental Resources Inc
40,000	5.00%, 09/15/2022	40,650
475,000	4.50%, 04/15/2023(c)	476,188
1,170,000	3.80%, 06/01/2024	1,129,050
395,000	DCP Midstream LLC(b) 6.45%, 11/03/2036	414,750
3,115,000	Devon Energy Corp 3.25%, 05/15/2022	3,150,992
1,665,000	Enbridge Energy Partners LP 7.38%, 10/15/2045	2,143,813
1,750,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	1,766,379
500,000	EQT Corp 8.13%, 06/01/2019	548,603
660,000	FTS International Inc 6.25%, 05/01/2022	603,900
200,000	Global Marine Inc 7.00%, 06/01/2028	202,000
600,000	IFM US Colonial Pipeline 2 LLC(b) 6.45%, 05/01/2021	647,811
250,000	Kinder Morgan Inc 7.80%, 08/01/2031	316,889
	MEG Energy Corp(b)
155,000	6.38%, 01/30/2023	135,238
1,375,000	7.00%, 03/31/2024	1,179,062
	MPLX LP
80,000	4.50%, 07/15/2023	85,084
295,000	4.88%, 06/01/2025	316,232
2,700,000	Newfield Exploration Co 5.63%, 07/01/2024	2,895,750
	ONEOK Partners LP
225,000	4.90%, 03/15/2025	240,551
70,000	6.20%, 09/15/2043	79,735
1,075,000	Petrobras Global Finance BV 5.63%, 05/20/2043	958,094
2,135,000	Precision Drilling Corp(c) 5.25%, 11/15/2024	1,964,200
	QEP Resources Inc
813,000	5.38%, 10/01/2022	798,772
1,120,000	5.25%, 05/01/2023	1,088,864
	Range Resources Corp
1,455,000	5.00%, 08/15/2022(b)	1,453,181
490,000	5.00%, 03/15/2023(b)	486,325

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 965,000	4.88%, 05/15/2025	$ 950,525
970,000	Southwestern Energy Co 6.70%, 01/23/2025	984,550
4,340,000	Transcontinental Gas Pipe Line Co LLC 7.85%, 02/01/2026	5,604,295
1,090,000	Transocean Inc(c) 5.80%, 10/15/2022	1,070,925
4,085,000	Transocean Proteus Ltd(b) 6.25%, 12/01/2024	4,279,037
		53,399,770
Financial — 15.64%
	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust
750,000	3.95%, 02/01/2022	780,448
600,000	3.50%, 05/26/2022	614,208
100,000	AGFC Capital Trust I(b)(j) 3.05%, 01/15/2067 LIBOR 90 DAY + 175	56,000
	Ally Financial Inc
552,000	8.00%, 12/31/2018	590,474
1,500,000	3.50%, 01/27/2019	1,522,500
3,770,000	5.13%, 09/30/2024(c)	4,087,434
869,000	8.00%, 11/01/2031	1,120,923
	American International Group Inc
60,000	4.88%, 06/01/2022	65,912
75,000	4.13%, 02/15/2024	79,621
	Bank of America Corp
50,000	EUR, 0.22%, 09/14/2018(j) EURIBOR 90 DAY + 55	59,169
800,000	5.49%, 03/15/2019	835,845
1,724,000	7.63%, 06/01/2019	1,881,228
450,000	4.25%, 10/22/2026	470,593
800,000	4.18%, 11/25/2027	828,844
1,900,000	6.11%, 01/29/2037	2,374,583
810,000	Canadian Imperial Bank of Commerce 1.60%, 09/06/2019	805,266
5,925,000	Citigroup Inc 3.50%, 05/15/2023	6,033,982
2,278,018	Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust(b) 6.13%, 11/30/2019	2,357,748
2,125,000	Fidelity National Financial Inc 5.50%, 09/01/2022	2,329,036
1,900,000	Forethought Financial Group Inc(b)(d)(k) 8.63%, 04/15/2021	2,170,305
	Goldman Sachs Group Inc
8,135,000	CAD, 3.55%, 02/12/2021(d)	6,720,935
1,600,000	6.75%, 10/01/2037	2,109,927
2,520,000	HBOS PLC(b) 6.75%, 05/21/2018	2,594,916
2,200,000	Highwoods Realty LP 7.50%, 04/15/2018	2,265,197
	International Lease Finance Corp
290,000	8.25%, 12/15/2020	338,803
1,105,000	4.63%, 04/15/2021	1,173,819
Principal Amount(a)		Fair Value
Financial — (continued)
	iStar Financial Inc
$ 575,000	7.13%, 02/15/2018	$ 585,666
350,000	4.88%, 07/01/2018	354,410
345,000	Jefferies Finance LLC / JFIN Co-Issuer Corp(b) 6.88%, 04/15/2022	346,725
	Jefferies Group LLC
265,000	5.13%, 04/13/2018	269,649
975,000	6.88%, 04/15/2021	1,101,582
1,165,000	5.13%, 01/20/2023	1,272,106
705,000	6.45%, 06/08/2027	815,983
1,140,000	6.25%, 01/15/2036	1,264,576
1,335,000	JPMorgan Chase & Co NZD, 4.25%, 11/02/2018	978,366
1,035,000	JPMorgan Chase Bank NA 1.65%, 09/23/2019	1,031,075
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,200,000
2,472,000	Lloyds Banking Group PLC 4.58%, 12/10/2025	2,600,096
600,000	MBIA Insurance Corp(b)(j) 12.56%, 01/15/2033 LIBOR 90 DAY + 1,126	288,000
	MetLife Inc
245,000	9.25%, 04/08/2038(b)	363,825
1,355,000	10.75%, 08/01/2039 LIBOR 90 DAY + 1,126	2,266,238
	Morgan Stanley
1,025,000	AUD, 4.75%, 11/16/2018	823,228
435,000	5.75%, 01/25/2021	480,213
2,225,000	CAD, 3.13%, 08/05/2021	1,816,146
11,545,000	4.10%, 05/22/2023	12,067,692
3,895,000	4.35%, 09/08/2026	4,076,088
570,000	3.95%, 04/23/2027	580,506
3,005,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	3,846,519
	Navient Corp
1,870,000	8.45%, 06/15/2018	1,948,540
345,000	5.50%, 01/15/2019	356,516
190,000	5.50%, 01/25/2023	192,375
1,035,000	6.13%, 03/25/2024	1,067,085
395,000	5.88%, 10/25/2024	400,925
3,035,000	5.63%, 08/01/2033(d)	2,620,116
2,120,000	Old Republic International Corp 4.88%, 10/01/2024	2,277,656
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	647,287
1,060,000	Quicken Loans Inc(b) 5.75%, 05/01/2025	1,113,000
3,514,000	Royal Bank of Canada 1.63%, 04/15/2019	3,502,798
	Royal Bank of Scotland Group PLC
70,000	EUR, 5.25%, Perpetual(l)	83,809
905,000	EUR, 5.50%, Perpetual(l)	1,084,417
620,000	6.10%, 06/10/2023	687,042
1,185,000	6.00%, 12/19/2023	1,317,728
400,000	Royal Bank of Scotland PLC EUR, 6.93%, 04/09/2018	489,365

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$7,800,000	Santander Issuances SAU 5.18%, 11/19/2025	$ 8,393,100
3,560,000	Societe Generale SA(b)(c) 4.75%, 11/24/2025	3,767,706
	Springleaf Finance Corp
1,325,000	5.25%, 12/15/2019	1,379,325
2,545,000	6.00%, 06/01/2020	2,688,156
2,055,000	7.75%, 10/01/2021(c)	2,317,013
	XLIT Ltd
575,000	6.38%, 11/15/2024	672,768
725,000	6.25%, 05/15/2027	858,412
		120,561,544
Industrial — 2.93%
159,000	Agilent Technologies Inc 6.50%, 11/01/2017	159,519
1,650,000	APL Ltd(d) 8.00%, 01/15/2024	1,563,375
1,790,000	Atrium Windows & Doors Inc(b) 7.75%, 05/01/2019	1,807,900
	Bombardier Inc(b)
4,505,000	6.00%, 10/15/2022	4,375,481
1,550,000	CAD, 7.35%, 12/22/2026	1,242,236
425,000	Cleaver-Brooks Inc(b) 8.75%, 12/15/2019	435,625
845,000	Embraer Netherlands Finance BV 5.40%, 02/01/2027	915,135
740,000	Gates Global LLC / Gates Global Co(b) 6.00%, 07/15/2022	760,350
	Masco Corp
466,000	7.75%, 08/01/2029	613,352
431,000	6.50%, 08/15/2032	513,689
1,025,000	Meccanica Holdings USA Inc(b) 6.25%, 01/15/2040	1,158,250
386,000	Missouri Pacific Railroad Co(d) 5.00%, 01/01/2045	371,892
502,000	Owens Corning 7.00%, 12/01/2036	649,096
3,930,000	Rock-Tenn Co 4.00%, 03/01/2023	4,138,140
1,790,000	Sealed Air Corp(b) 5.50%, 09/15/2025	1,969,000
837,000	TransDigm Inc 6.50%, 07/15/2024	864,203
	Westvaco Corp
485,000	8.20%, 01/15/2030	679,228
230,000	7.95%, 02/15/2031	319,461
		22,535,932
Technology — 3.14%
461,000	Advanced Micro Devices Inc 7.00%, 07/01/2024	487,507
1,090,000	Amkor Technology Inc 6.38%, 10/01/2022	1,126,024
	Apple Inc
2,140,000	1.10%, 08/02/2019	2,121,270
Principal Amount(a)		Fair Value
Technology — (continued)
$ 280,000	1.55%, 02/07/2020	$ 278,574
6,395,000	1.80%, 05/11/2020	6,396,772
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(b)
1,240,000	6.02%, 06/15/2026	1,376,587
1,575,000	8.10%, 07/15/2036	1,970,357
1,130,000	8.35%, 07/15/2046	1,443,535
1,250,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	1,324,218
7,770,000	Microsoft Corp 1.10%, 08/08/2019	7,699,108
		24,223,952
Utilities — 1.24%
958,705	Bruce Mansfield Unit 1 2007 Pass Through Trust(d) 6.85%, 06/01/2034	419,434
280,000	DPL Inc 6.75%, 10/01/2019	292,600
820,000	Dynegy Inc(b) 8.13%, 01/30/2026	844,600
2,210,000	EDP Finance BV(b) 4.13%, 01/15/2020	2,292,035
1,900,000	Enel Finance International NV(b) 6.00%, 10/07/2039	2,340,831
	NGL Energy Partners LP / NGL Energy Finance Corp
160,000	6.88%, 10/15/2021	160,000
1,045,000	7.50%, 11/01/2023	1,039,775
2,360,000	6.13%, 03/01/2025(c)	2,194,800
		9,584,075
TOTAL CORPORATE BONDS AND NOTES — 55.47% (Cost $396,295,268)		$ 427,532,495
CONVERTIBLE BONDS
Basic Materials — 0.03%
215,000	RPM International Inc 2.25%, 12/15/2020	247,788
Communications — 0.49%
1,140,000	JDS Uniphase Corp 0.63%, 08/15/2033	1,191,300
54,694	Liberty Interactive LLC 3.50%, 01/15/2031	29,979
2,260,000	Priceline Group Inc(c) 0.90%, 09/15/2021	2,593,350
		3,814,629
Consumer, Cyclical — 0.21%
540,000	CalAtlantic Group Inc 0.25%, 06/01/2019	517,050
155,000	Iconix Brand Group Inc 1.50%, 03/15/2018	153,450

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 935,000	KB Home 1.38%, 02/01/2019	$ 981,166
		1,651,666
Consumer, Non-Cyclical — 0.03%
160,000	Hologic Inc(m) 2.00%, 03/01/2042	194,800
Energy — 0.02%
150,000	Chesapeake Energy Corp(b) 5.50%, 09/15/2026	137,625
Financial — 0.35%
300,000	iStar Financial Inc(b) 3.13%, 09/15/2022	302,625
195,000	Jefferies Group LLC 3.88%, 11/01/2029	195,244
1,730,000	Old Republic International Corp(c) 3.75%, 03/15/2018	2,212,237
		2,710,106
Industrial — 0.02%
95,000	Trinity Industries Inc 3.88%, 06/01/2036	127,359
Technology — 1.50%
1,070,000	Microchip Technology Inc 1.63%, 02/15/2025	1,867,150
	Nuance Communications Inc
3,497,000	1.50%, 11/01/2035	3,483,886
840,000	1.00%, 12/15/2035	786,450
2,435,000	ON Semiconductor Corp 1.00%, 12/01/2020	2,905,259
2,505,000	Rovi Corp 0.50%, 03/01/2020	2,515,960
		11,558,705
TOTAL CONVERTIBLE BONDS — 2.65% (Cost $17,631,519)		$ 20,442,678
FOREIGN GOVERNMENT BONDS AND NOTES
	Canadian Government Bond
8,945,000	CAD, 1.25%, 09/01/2018	7,160,015
3,625,000	CAD, 0.75%, 09/01/2020	2,834,487
17,325,000	Inter-American Development Bank NZD, 6.00%, 12/15/2017	12,611,997
	Mexican Bonos
835,000 (n)	MXP, 6.50%, 06/10/2021	4,556,917
845,500 (n)	MXP, 8.00%, 12/07/2023	4,940,766
1,145,000 (n)	MXP, 10.00%, 12/05/2024	7,445,015
335,000 (n)	MXP, 7.50%, 06/03/2027	1,920,133
85,000 (n)	MXP, 8.50%, 05/31/2029	524,129
115,000 (n)	MXP, 7.75%, 05/29/2031	669,311
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	New South Wales Treasury Corp
$ 8,775,000	AUD, 6.00%, 02/01/2018	$ 6,981,303
10,505,000	AUD, 3.50%, 03/20/2019	8,420,620
12,670,000	New Zealand Government Bond NZD, 5.00%, 03/15/2019	9,550,568
	Norway Government Bond(b)
9,545,000	NOK, 4.50%, 05/22/2019	1,275,024
6,650,000	NOK, 3.75%, 05/25/2021	919,705
	Saudi Government International Bond(b)
1,385,000	2.38%, 10/26/2021	1,366,303
3,075,000	3.25%, 10/26/2026	3,040,868
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 9.63% (Cost $88,146,217)		$ 74,217,161
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.05%
65,618	GS Mortgage Securities Trust Series 2007-GG10 Class AM 5.95%, 08/10/2045	67,016
429,178	Institutional Mortgage Securities Canada Inc(b) Series 2014-5A Class A1 CAD, 2.00%, 07/12/2047	343,081
TOTAL MORTGAGE-BACKED SECURITIES — 0.05% (Cost $465,943)		$ 410,097
MUNICIPAL BONDS AND NOTES
3,485,000	Tobacco Settlement Financing Corp 6.71%, 06/01/2046	3,188,043
TOTAL MUNICIPAL BONDS AND NOTES — 0.41% (Cost $3,471,799)		$ 3,188,043
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
61,865,000	0.75%, 10/31/2017	61,850,771
28,000,000	0.75%, 09/30/2018	27,830,469
50,000,000	1.25%, 03/31/2019	49,867,187
TOTAL U.S. TREASURY BONDS AND NOTES — 18.11% (Cost $139,808,289)		$ 139,548,427

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Consumer, Cyclical — 0.27%
172,110	Ford Motor Co	$ 2,060,157
Energy — 0.02%
42,007	Chesapeake Energy Corp(c)(o)	180,630
Industrial — 0.20%
51,679	Corning Inc	1,546,236
TOTAL COMMON STOCK — 0.49% (Cost $3,378,176)		$ 3,787,023
CONVERTIBLE PREFERRED STOCK
Energy — 0.02%
203	Chesapeake Energy Corp, 5.75%(b)	116,091
TOTAL CONVERTIBLE PREFERRED STOCK — 0.02% (Cost $196,433)		$ 116,091
PREFERRED STOCK
Communications — 0.00%(p)
742	Cincinnati Bell Inc(c)	37,378
Energy — 0.27%
10,011	Chesapeake Energy Corp(c)	561,970
30,000	El Paso Energy Capital Trust I	1,485,000
		2,046,970
Financial — 0.29%
1,484	Bank of America Corp	1,931,055
1,939	iStar Financial Inc	96,174
3,200	Welltower Inc	203,000
		2,230,229
Industrial — 0.19%
37,475	Arconic Inc	1,457,778
Utilities — 0.13%
25,000	Southern California Edison Co	636,750
3,600	Union Electric Co	372,600
		1,009,350
TOTAL PREFERRED STOCK — 0.88% (Cost $5,234,360)		$ 6,781,705
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 5.02%
$18,000,000	Federal Farm Credit Banks Funding Corp 0.71%, 10/02/2017	$ 17,999,300
14,180,000	Federal Home Loan Bank 1.07%, 01/19/2018	14,133,631
6,565,000	Federal National Mortgage Association 1.06%, 10/30/2017	6,559,297
		38,692,228
U.S. Treasury Bonds and Notes — 5.46%
	U.S. Treasury Bills
8,435,000	1.04%, 10/12/2017	8,432,126
22,850,000	1.04%, 11/30/2017	22,810,474
10,820,000	1.04%, 01/02/2018	10,791,035
		42,033,635
Repurchase Agreements — 4.17%
9,376,427	Undivided interest of 17.33% in a repurchase agreement (principal amount/value $44,602,207 with a maturity value of $44,606,221) with Citigroup Global Markets Inc, 1.08%, dated 9/29/17 to be repurchased at $9,376,427 on 10/2/17 collateralized by various U.S. Government Agency securities, 1.90% - 9.00%, 12/1/17 - 6/1/51, with a value of $45,494,252.(q)	9,376,427
4,009,154	Undivided interest of 44.83% in a repurchase agreement (principal amount/value $7,419,623 with a maturity value of $7,420,266) with BNP Paribas Securities Corp, 1.04%, dated 9/29/17 to be repurchased at $4,009,154 on 10/2/17 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 12/7/17 - 4/15/29, with a value of $7,568,016.(q)	4,009,154

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$9,376,427	Undivided interest of 5.26% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $9,376,427 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(q)	$ 9,376,427
9,376,427	Undivided interest of 5.29% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $9,376,427 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(q)	9,376,427
32,138,435
SHORT TERM INVESTMENTS — 14.65% (Cost $112,864,298)		$ 112,864,298
TOTAL INVESTMENTS — 102.57% (Cost $769,092,058)		$ 790,467,954
OTHER ASSETS & LIABILITIES, NET — (2.57)%		$ (19,777,189)
TOTAL NET ASSETS — 100.00%		$ 770,690,765
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 29, 2017, the aggregate cost and fair value of 144A securities was $91,922,562 and $96,876,475, respectively, representing 12.57% of net assets.
(c)	All or a portion of the security is on loan at September 29, 2017.
(d)	Illiquid security; at September 29, 2017, the aggregate cost and fair value of illiquid securities was $17,495,656 and $16,428,103, respectively, representing 2.13% of net assets.
(e)	Security in bankruptcy at September 29, 2017.
(f)	Security in default; no interest payments received during the last 12 months. At September 29, 2017, the aggregate cost and fair value of such securities was $3,151,242 and $1,064,886, respectively, representing 0.14% of net assets.
(g)	Security is fair valued under procedures adopted by the Board of Directors.
(h)	Security is fair valued using significant unobservable inputs.
(i)	Security in default; some interest payments received during the last 12 months. At September 29, 2017, the aggregate cost and fair value of such securities was $1,300,574 and $1,189,305, respectively, representing 0.15% of net assets.
(j)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
(k)	Restricted security; further details of these securities are included in a subsequent table.
(l)	Security has no contractual maturity date and pays an indefinite stream of interest.
(m)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 29, 2017. Maturity date disclosed represents final maturity date.
(n)	Principal amount is stated in 100 Mexican Peso Units.
(o)	Non-income producing security.
(p)	Represents less than 0.005% of net assets.
(q)	Collateral received for securities on loan.
EURIBOR	Euro Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
At September 29, 2017, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
Forethought Financial Group Inc	8.63%	04/15/2021	04/15/2011	$1,900,000	$2,170,305	0.28%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2017

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.

September 29, 2017

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 1,579,936	$ —	$ 1,579,936
Corporate Bonds and Notes	—	426,181,545	1,350,950	427,532,495
Convertible Bonds	—	20,442,678	—	20,442,678
Foreign Government Bonds and Notes	—	74,217,161	—	74,217,161
Mortgage-Backed Securities	—	410,097	—	410,097
Municipal Bonds and Notes	—	3,188,043	—	3,188,043
U.S. Treasury Bonds and Notes	—	139,548,427	—	139,548,427
Common Stock	3,787,023	—	—	3,787,023
Convertible Preferred Stock	—	116,091	—	116,091
Preferred Stock	1,009,350	5,772,355	—	6,781,705
Short Term Investments	—	112,864,298	—	112,864,298
Total Assets	$ 4,796,373	$ 784,320,631	$ 1,350,950	$ 790,467,954
Restricted Securities and Illiquid Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Investments in securities include issues that are illiquid. An illiquid security may have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, the issuer’s financial performance and is valued under methods approved by the Board of Directors reflecting fair value. Illiquid securities are marked with an applicable footnote on the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.04%
58,435	AdvanSix Inc(a)	$ 2,322,791
12,151	Ashland Global Holdings Inc	794,554
23,121	Cabot Corp	1,290,152
24,365	Ingevity Corp(a)	1,522,081
22,901	Minerals Technologies Inc	1,617,956
46,581	US Silica Holdings Inc(b)	1,447,272
		8,994,806
Communications — 6.32%
59,535	1-800-Flowers.com Inc Class A(a)	586,420
35,660	ARRIS International PLC(a)	1,015,953
67,652	EW Scripps Co Class A(a)(b)	1,292,830
50,347	Gray Television Inc(a)	790,448
104,048	Houghton Mifflin Harcourt Co(a)	1,253,778
15,875	Interactive Corp(a)	1,866,582
27,211	John Wiley & Sons Inc Class A	1,455,788
20,051	Liberty Expedia Holdings Inc Class A(a)	1,064,909
42,251	Liberty Ventures Class A(a)(b)	2,431,545
57,994	TiVo Corp	1,151,181
120,445	Viavi Solutions Inc(a)	1,139,410
		14,048,844
Consumer, Cyclical — 10.05%
23,146	Adient PLC	1,944,032
121,139	Caesars Entertainment Corp(a)(b)	1,617,206
39,295	Camping World Holdings Inc Class A(b)	1,600,878
54,018	Carrols Restaurant Group Inc(a)	588,796
12,182	Churchill Downs Inc	2,511,928
26,417	Cooper Tire & Rubber Co(b)	987,996
42,641	Core-Mark Holding Co Inc	1,370,482
4,538	Cracker Barrel Old Country Store Inc(b)	688,052
20,868	Fox Factory Holding Corp(a)	899,411
24,665	Genesco Inc(a)	656,089
76,717	Horizon Global Corp(a)(b)	1,353,288
15,736	HSN Inc	614,491
42,831	Kimball International Inc Class B	846,769
27,476	Knoll Inc	549,520
17,398	LCI Industries	2,015,558
18,948	Marriott Vacations Worldwide Corp	2,359,594
50,093	Nautilus Inc(a)	846,572
45,255	Sally Beauty Holdings Inc(a)	886,093
		22,336,755
Consumer, Non-Cyclical — 15.55%
36,291	Adtalem Global Education Inc	1,301,032
16,924	AMN Healthcare Services Inc(a)	773,427
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
23,150	Booz Allen Hamilton Holding Corp	$ 865,578
41,795	Catalent Inc(a)	1,668,456
79,985	Cott Corp	1,200,575
63,889	Darling Ingredients Inc(a)	1,119,335
29,589	Emerald Expositions Events Inc(b)	687,648
25,396	Euronet Worldwide Inc(a)	2,407,287
39,006	Halyard Health Inc(a)	1,756,440
16,009	Helen of Troy Ltd(a)	1,551,272
20,156	Insperity Inc	1,773,728
4,799	J&J Snack Foods Corp	630,109
49,118	KAR Auction Services Inc	2,344,893
55,907	Korn/Ferry International	2,204,413
58,047	LSC Communications Inc	958,356
21,000	Post Holdings Inc(a)(b)	1,853,670
21,187	Prestige Brands Holdings Inc(a)	1,061,257
17,010	Quanta Services Inc(a)	635,664
44,197	SpartanNash Co	1,165,475
107,431	SunOpta Inc(a)	934,650
54,128	Varex Imaging Corp(a)	1,831,692
43,606	Viad Corp	2,655,605
43,454	VWR Corp(a)	1,438,762
15,567	WEX Inc(a)	1,746,929
		34,566,253
Diversified — 0.40%
57,510	HRG Group Inc(a)	897,731
Energy — 4.97%
18,945	Arch Coal Inc Class A(b)	1,359,114
64,746	C&J Energy Services Inc(a)	1,940,438
60,595	Gulfport Energy Corp(a)	868,932
46,754	Natural Gas Services Group Inc(a)	1,327,814
78,854	QEP Resources Inc(a)	675,779
63,206	RPC Inc(b)	1,566,877
219,912	SRC Energy Inc(a)(b)	2,126,549
52,734	TPI Composites Inc(a)	1,178,077
		11,043,580
Financial — 30.91%
34,569	American Campus Communities Inc REIT	1,526,221
24,439	Atlas Financial Holdings Inc(a)	461,897
64,155	BancorpSouth Inc	2,056,168
25,055	Bank of the Ozarks Inc	1,203,893
49,952	Bryn Mawr Bank Corp	2,187,898
19,218	Carolina Financial Corp(b)	689,542
58,830	Cathay General Bancorp	2,364,966
67,997	CenterState Banks Inc	1,822,320
39,081	Chemical Financial Corp	2,042,373
68,244	CubeSmart REIT	1,771,614
89,076	CVB Financial Corp	2,152,967
26,688	CyrusOne Inc REIT	1,572,724
66,692	Employers Holdings Inc	3,031,151

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
23,541	Federal Agricultural Mortgage Corp Class C	$ 1,712,372
25,860	First American Financial Corp	1,292,224
70,000	First Financial Bancorp	1,830,500
29,133	First Financial Bankshares Inc(b)	1,316,812
63,710	FNFV Group(a)	1,092,627
52,007	Hercules Technology Growth Capital Inc	670,890
56,840	Hersha Hospitality Trust REIT	1,061,203
70,026	Home BancShares Inc(b)	1,766,056
26,489	Iberiabank Corp	2,176,071
112,104	iStar Inc REIT(a)	1,322,827
25,231	JBG Smith REIT(a)	863,153
31,212	LegacyTexas Financial Group Inc	1,245,983
27,664	National Retail Properties Inc REIT	1,152,482
40,338	OceanFirst Financial Corp	1,108,892
41,493	PacWest Bancorp	2,095,811
23,745	Pinnacle Financial Partners Inc	1,589,728
55,319	Popular Inc	1,988,165
45,070	PRA Group Inc(a)	1,291,255
30,897	ProAssurance Corp	1,688,521
30,297	Prosperity Bancshares Inc	1,991,422
14,723	Reinsurance Group of America Inc	2,054,300
117,676	Retail Opportunity Investments Corp REIT	2,237,021
39,058	Rexford Industrial Realty Inc REIT	1,117,840
40,044	Sabra Health Care Inc REIT	878,565
12,391	Signature Bank(a)	1,586,544
37,476	Stifel Financial Corp	2,003,467
23,960	Texas Capital Bancshares Inc(a)	2,055,768
58,994	Triumph Bancorp Inc(a)	1,902,556
35,140	Wintrust Financial Corp	2,751,813
		68,728,602
Industrial — 19.01%
4,891	Advanced Energy Industries Inc(a)	394,997
57,308	Aerojet Rocketdyne Holdings Inc(a)	2,006,353
11,609	Alamo Group Inc	1,246,458
32,203	Albany International Corp Class A	1,848,452
12,934	Altra Industrial Motion Corp	622,125
17,068	Apogee Enterprises Inc	823,702
29,550	Armstrong World Industries Inc(a)	1,514,438
20,812	Belden Inc	1,675,990
39,571	BWX Technologies Inc	2,216,767
18,324	Clean Harbors Inc(a)	1,038,971
43,061	Columbus McKinnon Corp	1,630,720
21,443	EnPro Industries Inc	1,726,805
20,291	Genesee & Wyoming Inc Class A(a)	1,501,737
26,303	Haynes International Inc	944,541
39,304	II-VI Inc(a)	1,617,360
Shares		Fair Value
Industrial — (continued)
19,193	John Bean Technologies Corp	$ 1,940,412
16,098	Kimball Electronics Inc(a)	348,522
14,112	Kirby Corp(a)	930,686
21,155	Littelfuse Inc	4,143,841
17,953	Masonite International Corp(a)	1,242,348
26,829	Methode Electronics Inc	1,136,208
19,554	MYR Group Inc(a)	569,804
20,235	Old Dominion Freight Line Inc	2,228,076
45,401	Raven Industries Inc	1,470,992
13,743	RBC Bearings Inc(a)	1,719,937
11,786	Rogers Corp(a)	1,570,838
18,636	Standex International Corp	1,979,143
18,243	US Concrete Inc(a)(b)	1,391,941
41,486	Vishay Intertechnology Inc	779,937
		42,262,101
Technology — 6.02%
34,098	Commercehub Class C(a)	727,992
82,988	Conduent Inc(a)	1,300,422
32,713	Cray Inc(a)	636,268
21,993	CSG Systems International Inc	881,919
66,442	Digi International Inc(a)	704,285
44,464	Donnelley Financial Solutions Inc(a)	958,644
32,763	DST Systems Inc	1,798,034
37,536	Mellanox Technologies Ltd(a)	1,769,822
25,801	Semtech Corp(a)	968,828
67,321	Teradyne Inc	2,510,400
27,018	Verint Systems Inc(a)	1,130,703
		13,387,317
Utilities — 2.24%
39,270	ALLETE Inc	3,035,178
34,226	NorthWestern Corp	1,948,829
		4,984,007
TOTAL COMMON STOCK — 99.51% (Cost $148,690,008)		$ 221,249,996

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 8.55%
$5,455,925	Undivided interest of 10.09% in a repurchase agreement (principal amount/value $44,602,207 with a maturity value of $44,606,221) with Citigroup Global Markets Inc, 1.08%, dated 9/29/17 to be repurchased at $5,455,925 on 10/2/17 collateralized by various U.S. Government Agency securities, 1.90% - 9.00%, 12/1/17 - 6/1/51, with a value of $45,494,252.(c)	$ 5,455,925
5,455,925	Undivided interest of 3.06% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $5,455,925 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(c)	5,455,925
5,455,925	Undivided interest of 3.08% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $5,455,925 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(c)	5,455,925
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,647,746	Undivided interest of 40.79% in a repurchase agreement (principal amount/value $5,359,875 with a maturity value of $5,360,344) with HSBC Securities (USA) Inc, 1.05%, dated 9/29/17 to be repurchased at $2,647,746 on 10/2/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.50% - 6.50%, 5/1/22 - 8/1/47, with a value of $5,467,099.(c)	$ 2,647,746
SHORT TERM INVESTMENTS — 8.55% (Cost $19,015,521)		$ 19,015,521
TOTAL INVESTMENTS — 108.06% (Cost $167,705,529)		$240,265,517
OTHER ASSETS & LIABILITIES, NET — (8.06)%		$ (17,924,943)
TOTAL NET ASSETS — 100.00%		$222,340,574

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 29, 2017.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 29, 2017

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 221,249,996	$ —	$ —	$ 221,249,996
Short Term Investments	—	19,015,521	—	19,015,521
Total Assets	$ 221,249,996	$ 19,015,521	$ 0	$ 240,265,517
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.42%
68,635	Air Liquide SA(a)	$ 9,152,818
68,129	Akzo Nobel NV(a)	6,283,465
10,615	Linde AG(a)	2,207,355
82,780	Rio Tinto PLC(a)	3,852,776
19,000	Shin-Etsu Chemical Co Ltd(a)	1,700,499
		23,196,913
Communications — 5.17%
24,765	Alibaba Group Holding Ltd Sponsored ADR(b)	4,277,163
9,934	Baidu Inc Sponsored ADR(b)	2,460,553
74,404	ProSiebenSat.1 Media AG(a)	2,539,016
564,804	Singapore Telecommunications Ltd(a)	1,535,378
423,034	WPP PLC(a)	7,844,179
		18,656,289
Consumer, Cyclical — 9.90%
414,660	Compass Group PLC(a)	8,792,495
24,142	Delphi Automotive PLC	2,375,573
115,000	Denso Corp(a)	5,820,193
1,044,400	Global Brands Group Holding Ltd(a)(b)	100,806
141,223	Hennes & Mauritz AB Class B(a)(c)	3,668,443
1,294	Hermes International(a)	652,857
10,747	Luxottica Group SpA(a)	601,394
28,591	LVMH Moet Hennessy Louis Vuitton SE(a)	7,903,572
146,339	Yum China Holdings Inc(b)	5,849,170
		35,764,503
Consumer, Non-Cyclical — 34.59%
520,059	Ambev SA ADR(c)	3,427,189
101,764	Bayer AG(a)	13,901,225
71,894	Beiersdorf AG(a)	7,740,482
23,001	Carlsberg A/S Class B(a)	2,523,990
68,025	Danone SA(a)	5,342,914
201,227	Diageo PLC(a)	6,616,093
127,579	Experian PLC(a)	2,560,923
5,446	Heineken NV(a)	538,892
125,500	Japan Tobacco Inc(a)	4,112,756
48,300	Kao Corp(a)	2,843,583
29,667	Loblaw Cos Ltd	1,619,173
17,260	L'Oreal SA(a)	3,659,853
36,400	Merck KGaA(a)	4,053,963
170,358	Nestle SA(a)	14,300,064
82,797	Novartis AG(a)	7,101,908
128,647	Novo Nordisk A/S Class B(a)	6,185,184
23,435	Pernod Ricard SA(a)	3,241,847
35,369	Qiagen NV(a)	1,118,008
82,920	Randstad Holding NV(a)	5,124,733
85,722	Reckitt Benckiser Group PLC(a)	7,831,092
193,408	RELX NV(a)	4,114,439
39,881	Roche Holding AG(a)	10,194,387
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
172,800	Terumo Corp(a)(c)	$ 6,796,788
		124,949,486
Energy — 2.72%
206,902	Eni SpA(a)(c)	3,426,631
182,366	Suncor Energy Inc	6,391,397
		9,818,028
Financial — 13.27%
1,268,600	AIA Group Ltd(a)	9,391,828
1,026,915	Barclays PLC(a)	2,662,080
398,700	DBS Group Holdings Ltd(a)	6,137,615
433,361	ING Groep NV(a)	7,987,819
47,729	Julius Baer Group Ltd(a)	2,832,245
51,736	KBC Groep NV(a)	4,389,254
113,384	Prudential PLC(a)	2,712,573
495,572	UBS Group AG(a)	8,477,740
10,986	Zurich Insurance Group AG(a)	3,357,096
		47,948,250
Industrial — 16.56%
90,370	Canadian National Railway Co	7,487,154
40,600	Daikin Industries Ltd(a)	4,111,664
20,900	FANUC Corp(a)	4,237,551
196,300	Hoya Corp(a)	10,615,677
203,700	Kubota Corp(a)	3,705,442
10,723	Kuehne + Nagel International AG(a)	1,986,980
74,400	Kyocera Corp(a)	4,617,700
49,541	Legrand SA(a)	3,575,357
15,687	MTU Aero Engines AG(a)	2,505,083
122,107	Orica Ltd(a)	1,900,711
257,540	Rolls-Royce Holdings PLC(a)	3,061,519
111,252	Schneider Electric SE(a)	9,687,887
109,992	Smiths Group PLC(a)	2,324,805
		59,817,530
Technology — 8.35%
86,569	Amadeus IT Holding SA Class A(a)	5,630,308
41,218	Check Point Software Technologies Ltd(b)	4,699,676
29,750	Dassault Systemes(a)	3,009,873
87,646	SAP SE(a)	9,609,915
192,149	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	7,215,195
		30,164,967
Utilities — 1.31%
277,907	GDF Suez(a)(c)	4,719,226
TOTAL COMMON STOCK — 98.29% (Cost $285,316,243)		$355,035,192

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.55%
$2,000,000	Federal Farm Credit Banks Funding Corp 0.71%, 10/02/2017	$ 1,999,922
Repurchase Agreements — 3.17%
3,254,969	Undivided interest of 1.83% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $3,254,969 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(d)	3,254,969
3,254,969	Undivided interest of 1.84% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $3,254,969 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(d)	3,254,969
3,254,969	Undivided interest of 2.87% in a repurchase agreement (principal amount/value $93,605,440 with a maturity value of $93,613,708) with Scotia Capital (USA) Inc, 1.06%, dated 9/29/17 to be repurchased at $3,254,969 on 10/2/17 collateralized by various U.S. Government Agency securities, 3.00%, 7/20/46 - 8/20/47, with a value of $95,485,983.(d)	3,254,969
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,675,143	Undivided interest of 7.26% in a repurchase agreement (principal amount/value $19,355,429 with a maturity value of $19,357,139) with BNP Paribas Securities Corp, 1.06%, dated 9/29/17 to be repurchased at $1,675,143 on 10/2/17 collateralized by various U.S. Government Agency securities, 4.60% - 7.00%, 11/1/18 - 8/20/67, with a value of $19,742,538.(d)	$ 1,675,143
		11,440,050
SHORT TERM INVESTMENTS — 3.72% (Cost $13,439,972)		$ 13,439,972
TOTAL INVESTMENTS — 102.01% (Cost $298,756,215)		$368,475,164
OTHER ASSETS & LIABILITIES, NET — (2.01)%		$ (7,256,540)
TOTAL NET ASSETS — 100.00%		$361,218,624

(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at September 29, 2017.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Summary of Investments by Country as of September 29, 2017.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$ 52,187,624	14.16%
France	50,946,204	13.83
Japan	48,561,853	13.18
Switzerland	48,250,421	13.09
Germany	42,557,038	11.55
Netherlands	21,052,916	5.71
United States	19,289,142	5.23
Canada	15,497,724	4.21
Hong Kong	9,492,634	2.58
Denmark	8,709,175	2.36
Singapore	7,672,993	2.08
Taiwan	7,215,195	1.96
China	6,737,716	1.83
Spain	5,630,308	1.53
Israel	4,699,676	1.28
Belgium	4,389,254	1.19
Italy	4,028,025	1.09
Sweden	3,668,443	1.00
Brazil	3,427,189	0.93
Ireland	2,560,923	0.69
Australia	1,900,711	0.52
Total	$368,475,164	100.00%
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 29, 2017

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 45,802,244	$ 309,232,948	$ —	$ 355,035,192
Short Term Investments	—	13,439,972	—	13,439,972
Total Assets	$ 45,802,244	$ 322,672,920	$ 0	$ 368,475,164
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.54%
157,446	Brenntag AG(a)	$ 8,776,913
14,263	Givaudan SA(a)	31,050,384
221,155	Symrise AG(a)	16,813,236
		56,640,533
Communications — 1.73%
818,300	KDDI Corp(a)	21,570,370
Consumer, Cyclical — 5.84%
665,300	Bunzl PLC(a)	20,202,399
111,864	Cie Financiere Richemont SA(a)	10,239,584
1,470,386	Compass Group PLC(a)	31,178,220
2,506,183	Esprit Holdings Ltd(a)(b)(c)	1,401,075
32,879	Ryanair Holdings PLC(b)	3,466,104
167,300	USS Co Ltd(a)	3,376,611
81,100	Yamaha Corp(a)(c)	2,994,329
		72,858,322
Consumer, Non-Cyclical — 36.16%
105,034	Bayer AG(a)	14,347,915
3,380,285	Brambles Ltd(a)	23,925,803
352,918	British American Tobacco PLC(a)	22,091,592
424,972	Colgate-Palmolive Co	30,959,210
481,819	Danone SA(a)	37,843,699
142,499	Dentsply Sirona Inc	8,522,865
366,446	Experian PLC(a)	7,355,756
220,889	Heineken NV(a)	21,857,399
140,542	Intertek Group PLC(a)(c)	9,392,354
271,800	Ito En Ltd(a)	9,171,870
600,100	Japan Tobacco Inc(a)	19,665,855
469,200	Kao Corp(a)	27,623,377
143,534	Kerry Group PLC Class A(a)	13,773,925
202,900	Kobayashi Pharmaceutical Co Ltd(a)	11,501,167
17,600	Kose Corp(a)(b)	2,017,351
29,030	L'Oreal SA(a)	6,155,592
695,032	Nestle SA(a)	58,341,856
320,200	Nihon Kohden Corp(a)	6,930,399
50,600	Nissin Foods Holdings Co Ltd(a)	3,074,477
412,432	Reckitt Benckiser Group PLC(a)	37,677,527
381,002	RELX NV(a)	8,105,196
628,523	Rentokil Initial PLC(a)	2,531,648
39,580	Roche Holding AG(a)	10,117,445
264,600	Rohto Pharmaceutical Co Ltd(a)	5,974,709
880,100	Santen Pharmaceutical Co Ltd(a)	13,886,151
192,000	Secom Co Ltd(a)	13,982,314
66,000	Sohgo Security Services Co Ltd(a)(b)	3,029,605
235,900	Terumo Corp(a)(c)	9,278,717
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
326,000	Toyo Suisan Kaisha Ltd(a)	$ 11,976,797
		451,112,571
Energy — 0.92%
684,958	Cairn Energy PLC(a)(b)(c)	1,758,803
51,419	Core Laboratories NV(c)	5,075,055
429,900	Inpex Corp(a)	4,579,630
		11,413,488
Financial — 14.92%
418,431	Bank of Ireland(b)	3,427,168
549,000	Chiba Bank Ltd(a)(b)	3,931,674
730,000	Daiwa Securities Group Inc(a)	4,138,233
511,897	Deutsche Wohnen AG(a)	21,754,738
364,981	DNB ASA(a)	7,368,993
27,584	Euler Hermes Group(a)	3,259,196
34,307	Fairfax Financial Holdings Ltd	17,853,388
540,500	Hachijuni Bank Ltd(a)	3,381,859
381,555	Hiscox Ltd(a)	6,542,002
441,296	IG Group Holdings PLC(a)	3,789,801
738,114	ING Groep NV(a)	13,605,102
262,849	Jardine Lloyd Thompson Group PLC(c)	4,307,614
54,605	Julius Baer Group Ltd(a)	3,240,268
68,424	Jyske Bank A/S(a)(b)	3,955,760
76,498	LEG Immobilien AG(a)	7,746,156
907,580	Mebuki Financial Group Inc(a)	3,511,593
807,900	North Pacific Bank Ltd(a)	2,559,480
260,000	Sumitomo Mitsui Financial Group Inc(a)	9,994,187
1,092,402	Svenska Handelsbanken AB Class A(a)(c)	16,504,340
90,732	Sydbank A/S(a)(b)	3,773,581
287,616	TAG Immobilien AG(a)(b)	4,838,355
828,675	UBS Group AG(a)	14,176,127
529,197	Vonovia SE(a)(b)	22,537,187
		186,196,802
Industrial — 13.90%
314,625	GEA Group AG(a)(b)	14,322,755
8,179	Geberit AG(a)	3,872,069
69,400	Glory Ltd(a)(b)	2,460,191
737,342	Halma PLC(a)	11,053,735
90,895	Hirose Electric Co Ltd(a)	12,798,766
715,350	IMI PLC(a)	11,909,600
224,266	Legrand SA(a)	16,185,198
221,500	MISUMI Group Inc(a)	5,838,091
95,975	Nordson Corp	11,373,037
208,000	Omron Corp(a)	10,606,426
461,942	Orica Ltd(a)	7,190,563
24,589	Schindler Holding AG(a)	5,434,079
199,340	Schneider Electric SE(a)	17,358,640
368	Sika AG(a)	2,740,014
187,742	Spectris PLC(a)	6,063,030

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
165,993	Spirax-Sarco Engineering PLC(a)	$ 12,286,922
46,257	Wartsila OYJ Abp(c)	3,274,783
699,000	Yamato Holdings Co Ltd(a)(c)	14,119,733
265,300	Yokogawa Electric Corp(a)	4,520,892
		173,408,524
Technology — 16.13%
421,192	Amadeus IT Holding SA Class A(a)	27,393,647
119,887	Analog Devices Inc	10,330,663
99,144	ANSYS Inc(b)	12,167,943
35,843	ASM International NV(a)	2,266,647
665,926	Cadence Design Systems Inc(b)	26,284,099
66,209	Check Point Software Technologies Ltd(b)	7,549,150
112,912	Dassault Systemes(a)	11,423,557
734,877	Infineon Technologies AG(a)	18,527,913
21,514	Neopost SA(a)	836,252
513,457	Nomura Research Institute Ltd(a)	20,052,054
34,129	NVIDIA Corp	6,101,241
159,000	Obic Co Ltd(a)	10,010,565
857,086	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	32,183,579
180,465	Texas Instruments Inc	16,176,883
		201,304,193
TOTAL COMMON STOCK — 94.14% (Cost $928,857,391)		$ 1,174,504,803
PREFERRED STOCK
Consumer, Non-Cyclical — 2.52%
231,258	Henkel AG & Co KGaA(a)	31,506,991
TOTAL PREFERRED STOCK — 2.52% (Cost $23,419,589)		$ 31,506,991
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.56%
$32,000,000	Federal Farm Credit Banks Funding Corp 0.71%, 10/02/2017	$ 31,998,756
Repurchase Agreements — 2.58%
3,834,958	Undivided interest of 10.53% in a repurchase agreement (principal amount/value $29,577,870 with a maturity value of $29,580,458) with ING Financial Markets LLC, 1.05%, dated 9/29/17 to be repurchased at $3,834,958 on 10/2/17 collateralized by Federal National Mortgage Association securities, 3.00% - 4.00%, 3/1/26 - 11/1/46, with a value of $30,169,697.(d)	3,834,958
9,443,193	Undivided interest of 5.30% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $9,443,193 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(d)	9,443,193
9,443,193	Undivided interest of 5.33% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $9,443,193 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(d)	9,443,193

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$9,443,193	Undivided interest of 8.32% in a repurchase agreement (principal amount/value $93,605,440 with a maturity value of $93,613,708) with Scotia Capital (USA) Inc, 1.06%, dated 9/29/17 to be repurchased at $9,443,193 on 10/2/17 collateralized by various U.S. Government Agency securities, 3.00%, 7/20/46 - 8/20/47, with a value of $95,485,983.(d)	$ 9,443,193
		32,164,537
SHORT TERM INVESTMENTS — 5.14% (Cost $64,163,293)		$ 64,163,293
TOTAL INVESTMENTS — 101.80% (Cost $1,016,440,273)		$1,270,175,087
OTHER ASSETS & LIABILITIES, NET — (1.80)%		$ (22,517,791)
TOTAL NET ASSETS — 100.00%		$1,247,657,296
(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at September 29, 2017.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
At September 29, 2017, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
DB	EUR	5,294,000	USD	6,318,442	February 2018	$(6,956)
DB	USD	24,684,370	JPY	2,660,827,000	February 2018	847,620
MS	EUR	5,294,000	USD	6,302,507	February 2018	8,979
MS	USD	24,679,562	JPY	2,660,827,000	February 2018	842,813
					Net Appreciation	$1,692,456
Counterparty Abbreviations:
DB	Deutsche Bank
MS	Morgan Stanley
Currency Abbreviations
EUR	Euro Dollar
JPY	Japanese Yen
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Summary of Investments by Country as of September 29, 2017.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 278,557,471	21.93%
United States	186,079,235	14.65
United Kingdom	182,348,442	14.36
Germany	161,172,159	12.69
Switzerland	139,211,825	10.96
France	93,062,134	7.33
Netherlands	42,804,204	3.37
Taiwan	32,183,579	2.53
Australia	31,116,366	2.45
Ireland	28,022,953	2.21
Spain	27,393,647	2.16
Canada	17,853,388	1.40
Sweden	16,504,340	1.30
Denmark	7,729,341	0.61
Israel	7,549,150	0.59
Norway	7,368,993	0.58
Bermuda	6,542,002	0.51
Finland	3,274,783	0.26
Hong Kong	1,401,075	0.11
Total	$1,270,175,087	100.00%
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2017

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 199,052,784	$ 975,452,019	$ —	$ 1,174,504,803
Preferred Stock	—	31,506,991	—	31,506,991
Short Term Investments	—	64,163,293	—	64,163,293
Total investments, at fair value:	199,052,784	1,071,122,303	0	1,270,175,087
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,699,412	—	1,699,412
Total Assets	$ 199,052,784	$ 1,072,821,715	$ 0	$ 1,271,874,499
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (6,956)	$ —	$ (6,956)
Total Liabilities	$ 0	$ (6,956)	$ 0	$ (6,956)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
The Fund recognizes transfers between levels as of the beginning of the reporting period. As of September 29, 2017, the following transfers between levels were recognized between valuation levels.

September 29, 2017

Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Consumer, Non-Cyclical	$13,773,925	-
Industrial	-	$3,274,783
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $53,934,873 in forward contracts for the reporting period.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.28%
16,456	Albemarle Corp	$ 2,243,117
36,287	International Flavors & Fragrances Inc	5,185,775
10,846	Sherwin-Williams Co	3,883,302
		11,312,194
Communications — 17.32%
55,484	Alphabet Inc Class C(a)	53,215,259
35,787	Amazon.com Inc(a)	34,403,833
322,650	Comcast Corp Class A	12,415,572
108,247	Facebook Inc Class A(a)	18,496,165
20,014	MercadoLibre Inc	5,182,225
33,655	Netflix Inc(a)	6,103,334
4,884	Priceline Group Inc(a)	8,941,725
74,009	Snap Inc Class A(a)(b)	1,076,091
123,969	Time Warner Inc	12,700,624
		152,534,828
Consumer, Cyclical — 11.08%
168,529	CVS Health Corp	13,704,778
127,207	Delta Air Lines Inc	6,133,922
222,724	Home Depot Inc	36,428,738
23,390	Las Vegas Sands Corp	1,500,702
51,466	Newell Brands Inc	2,196,054
16,511	O'Reilly Automotive Inc(a)	3,555,974
176,157	Ross Stores Inc	11,374,458
93,889	Southwest Airlines Co	5,255,906
136,355	Starbucks Corp	7,323,627
8,871	Tesla Motors Inc(a)(b)	3,025,898
31,573	Ulta Salon Cosmetics & Fragrance Inc(a)	7,137,392
		97,637,449
Consumer, Non-Cyclical — 24.31%
50,522	Allergan PLC	10,354,484
37,416	Becton Dickinson & Co	7,331,665
178,509	Boston Scientific Corp(a)	5,207,108
58,658	Celgene Corp(a)	8,553,510
85,956	Colgate-Palmolive Co	6,261,895
22,768	Constellation Brands Inc Class A	4,541,078
35,201	Cooper Cos Inc	8,346,509
36,707	DexCom Inc(a)(b)	1,795,890
76,269	Ecolab Inc	9,808,956
25,150	Edwards Lifesciences Corp(a)	2,749,146
103,387	Gilead Sciences Inc	8,376,415
55,486	Hershey Co	6,057,407
9,261	Humana Inc	2,256,257
9,941	Illumina Inc(a)	1,980,247
20,020	Incyte Corp(a)	2,337,135
15,893	Intuitive Surgical Inc(a)	16,622,171
76,122	Johnson & Johnson	9,896,621
99,856	Medtronic PLC	7,765,801
101,820	Monster Beverage Corp(a)	5,625,555
295,547	PayPal Holdings Inc(a)	18,923,874
110,549	PepsiCo Inc	12,318,475
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,296	Regeneron Pharmaceuticals Inc(a)	$ 1,026,587
41,750	S&P Global Inc	6,525,942
105,766	Thermo Fisher Scientific Inc	20,010,927
18,908	United Rentals Inc(a)	2,623,296
46,882	UnitedHealth Group Inc	9,181,840
68,448	Vantiv Inc Class A(a)(b)	4,823,531
84,306	Vertex Pharmaceuticals Inc(a)	12,817,884
		214,120,206
Energy — 1.05%
223,600	Cabot Oil & Gas Corp	5,981,300
22,329	Pioneer Natural Resources Co	3,294,421
		9,275,721
Financial — 12.43%
392,007	Charles Schwab Corp	17,146,386
7,592	Equinix Inc REIT	3,388,310
301,437	Intercontinental Exchange Inc	20,708,722
151,452	Marsh & McLennan Cos Inc	12,693,192
279,668	MasterCard Inc Class A	39,489,121
87,551	Morgan Stanley	4,217,332
11,050	SVB Financial Group(a)	2,067,344
92,886	Visa Inc Class A	9,775,323
		109,485,730
Industrial — 6.93%
106,666	Amphenol Corp Class A	9,028,210
15,810	Boeing Co	4,019,060
46,860	Honeywell International Inc	6,641,936
179,485	Masco Corp	7,001,710
13,759	Northrop Grumman Corp	3,958,739
70,606	Raytheon Co	13,173,668
16,158	Rockwell Automation Inc	2,879,517
23,894	Roper Technologies Inc	5,815,800
51,371	United Technologies Corp	5,963,146
21,211	Vulcan Materials Co	2,536,836
		61,018,622
Technology — 23.04%
38,754	Accenture PLC Class A	5,234,503
176,602	Activision Blizzard Inc	11,392,595
132,855	Adobe Systems Inc(a)	19,819,309
343,781	Apple Inc	52,983,528
161,211	Applied Materials Inc	8,397,481
94,940	Broadcom Ltd	23,026,747
103,658	Cognizant Technology Solutions Corp Class A	7,519,351
71,937	Electronic Arts Inc(a)	8,492,882
507,535	Microsoft Corp	37,806,282
93,862	NVIDIA Corp	16,779,710
40,740	Salesforce.com Inc(a)	3,805,931

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Technology — (continued)
65,640	ServiceNow Inc(a)	$ 7,714,669
		202,972,988
TOTAL COMMON STOCK — 97.44% (Cost $660,836,561)		$ 858,357,738
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.84%
$25,000,000	Federal Farm Credit Banks Funding Corp 0.71%, 10/02/2017	24,999,028
Repurchase Agreements — 1.17%
2,438,141	Undivided interest of 1.37% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $2,438,141 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(c)	2,438,141
2,438,141	Undivided interest of 1.38% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $2,438,141 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(c)	2,438,141
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,438,141	Undivided interest of 2.15% in a repurchase agreement (principal amount/value $93,605,440 with a maturity value of $93,613,708) with Scotia Capital (USA) Inc, 1.06%, dated 9/29/17 to be repurchased at $2,438,141 on 10/2/17 collateralized by various U.S. Government Agency securities, 3.00%, 7/20/46 - 8/20/47, with a value of $95,485,983.(c)	$ 2,438,141
2,438,141	Undivided interest of 22.78% in a repurchase agreement (principal amount/value $9,246,672 with a maturity value of $9,247,496) with TD Securities (USA) Inc, 1.07%, dated 9/29/17 to be repurchased at $2,438,141 on 10/2/17 collateralized by various U.S. Government Agency securities, 0.00% - 4.00%, 11/24/17 - 9/1/47, with a value of $9,431,628.(c)	2,438,141
513,075	Undivided interest of 5.74% in a repurchase agreement (principal amount/value $7,419,623 with a maturity value of $7,420,266) with BNP Paribas Securities Corp, 1.04%, dated 9/29/17 to be repurchased at $513,075 on 10/2/17 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 12/7/17 - 4/15/29, with a value of $7,568,016.(c)	513,075
10,265,639
SHORT TERM INVESTMENTS — 4.01% (Cost $35,264,667)		$ 35,264,667
TOTAL INVESTMENTS — 101.45% (Cost $696,101,228)		$ 893,622,405
OTHER ASSETS & LIABILITIES, NET — (1.45)%		$ (12,732,407)
TOTAL NET ASSETS — 100.00%		$ 880,889,998

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 29, 2017.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 29, 2017

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 858,357,738	$ —	$ —	$ 858,357,738
Short Term Investments	—	35,264,667	—	35,264,667
Total Assets	$ 858,357,738	$ 35,264,667	$ 0	$ 893,622,405
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.78%
9,246	Carpenter Technology Corp	$ 444,085
3,333	Ferro Corp(a)	74,326
7,925	Ryerson Holding Corp(a)	85,986
12,444	Steel Dynamics Inc	428,945
		1,033,342
Communications — 5.00%
2,874	8x8 Inc(a)	38,799
11,007	Chegg Inc(a)	163,344
22,011	Ciena Corp(a)	483,582
20,660	Houghton Mifflin Harcourt Co(a)	248,953
13,519	Mimecast Ltd(a)	384,210
5,484	Nexstar Broadcasting Group Inc Class A	341,653
5,431	Okta Inc(a)(b)	153,208
19,379	Pandora Media Inc(a)(b)	149,218
4,444	Shopify Inc Class A(a)	517,682
14,511	Zendesk Inc(a)	422,415
		2,903,064
Consumer, Cyclical — 12.87%
14,528	At Home Group Inc(a)(b)	331,820
4,988	Burlington Stores Inc(a)	476,155
513	Cavco Industries Inc(a)	75,693
18,141	Chico's FAS Inc	162,362
22,244	Copart Inc(a)	764,526
30,361	Del Taco Restaurants Inc(a)	465,738
8,901	Dick's Sporting Goods Inc	240,416
18,402	Eldorado Resorts Inc(a)(b)	472,011
22,823	Extended Stay America Inc	456,460
9,774	Fox Factory Holding Corp(a)(b)	421,259
14,045	G-III Apparel Group Ltd(a)	407,586
11,425	IMAX Corp(a)(b)	258,776
23,962	International Game Technology PLC	588,267
4,027	LGI Homes Inc(a)(b)	195,591
5,501	Lions Gate Entertainment Corp Class A(a)	184,009
8,812	Lions Gate Entertainment Corp Class B(a)	280,134
6,555	Malibu Boats Inc Class A(a)	207,400
24,113	Party City Holdco Inc(a)(b)	326,731
5,727	PETIQ INC(a)	155,087
12,409	REV Group Inc(b)	356,883
1,511	Universal Electronics Inc(a)	95,797
15,834	Wabash National Corp(b)	361,332
14,262	Zoe's Kitchen Inc(a)	180,129
		7,464,162
Consumer, Non-Cyclical — 25.28%
1,231	Acceleron Pharma Inc(a)	45,941
6,198	Achaogen Inc(a)(b)	98,858
1,002	Alarm.com Holdings Inc(a)(b)	45,270
2,768	Alnylam Pharmaceuticals Inc(a)	325,212
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
9,194	AMN Healthcare Services Inc(a)	$ 420,166
9,510	AngioDynamics Inc(a)	162,526
3,869	Ascendis Pharma A/S ADR(a)	140,251
21,274	AtriCure Inc(a)	475,899
5,340	Bioverativ Inc(a)	304,754
1,384	Blueprint Medicines Corp(a)	96,423
9,358	Calithera Biosciences Inc(a)	147,389
12,208	Care.com Inc(a)	193,985
14,897	Central Garden & Pet Co Class A(a)	554,019
49,422	Cerus Corp(a)	134,922
3,395	Chefs' Warehouse Inc(a)(b)	65,524
2,488	Clovis Oncology Inc(a)	205,011
3,019	Corcept Therapeutics Inc(a)	58,267
2,694	Deciphera Pharmaceuticals Inc(a)	51,159
6,919	DexCom Inc(a)(b)	338,512
11,459	Dynavax Technologies Corp(a)	246,368
7,927	Emergent BioSolutions Inc(a)	320,647
9,478	Epizyme Inc(a)(b)	180,556
8,567	Esperion Therapeutics Inc(a)(b)	429,378
1,519	Five Prime Therapeutics Inc(a)	62,142
10,178	Flexion Therapeutics Inc(a)(b)	246,104
7,877	Foundation Medicine Inc(a)(b)	316,655
1,972	Galapagos NV ADR(a)	200,651
9,505	Glaukos Corp(a)(b)	313,665
2,000	Global Blood Therapeutics Inc(a)(b)	62,100
13,301	HealthEquity Inc(a)	672,765
5,227	ICON PLC(a)	595,251
17,020	Immunomedics Inc(a)(b)	237,940
4,134	Inogen Inc(a)	393,143
5,471	Intersect ENT Inc(a)(b)	170,422
10,205	Intrexon Corp(a)(b)	193,997
4,673	iRhythm Technologies Inc(a)	242,435
16,849	K2M Group Holdings Inc(a)	357,367
9,265	KAR Auction Services Inc	442,311
571	Loxo Oncology Inc(a)(b)	52,601
2,838	MGP Ingredients Inc(b)	172,068
5,625	Monro Muffler Brake Inc(b)	315,281
3,078	MyoKardia Inc(a)(b)	131,892
5,200	Nevro Corp(a)	472,576
10,928	Novocure Ltd(a)(b)	216,921
11,738	On Assignment Inc(a)	630,096
12,235	Pacific Biosciences of California Inc(a)(b)	64,234
6,985	Pacira Pharmaceuticals Inc(a)	262,287
20,105	Performance Food Group Co(a)	567,966
1,016	Repligen Corp(a)(b)	38,933
16,345	RPX Corp(a)	217,062
5,305	Sientra Inc(a)	81,697
2,484	SodaStream International Ltd(a)	165,062
531	Spark Therapeutics Inc(a)(b)	47,344
14,926	Tactile Systems Technology Inc(a)	461,960
11,238	Teladoc Inc(a)(b)	372,540

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,062	TESARO Inc(a)(b)	$ 266,204
1,139	Tivity Health Inc(a)	46,471
16,970	Wright Medical Group NV(a)(b)	439,014
3,879	Xencor Inc(a)	88,907
		14,659,101
Energy — 0.85%
2,703	Diamondback Energy Inc(a)(b)	264,786
5,388	Solaris Oilfield Infrastructure Inc Class A(a)(b)	93,913
5,956	TPI Composites Inc(a)	133,057
		491,756
Financial — 9.65%
9,074	Argo Group International Holdings Ltd	558,051
2,053	Bridge Bancorp Inc	69,699
1,884	Bryn Mawr Bank Corp	82,519
4,945	Byline Bancorp Inc(a)	105,131
6,757	CenterState Banks Inc	181,088
15,767	Essent Group Ltd(a)	638,563
8,221	Evercore Partners Inc Class A	659,735
1,846	Greenhill & Co Inc(b)	30,644
2,779	Hamilton Lane Inc Class A	74,616
4,943	Heritage Commerce Corp	70,339
3,057	Live Oak Bancshares Inc(b)	71,687
2,348	Pacific Premier Bancorp Inc(a)	88,637
997	Piper Jaffray Cos	59,172
11,025	QTS Realty Trust Inc REIT Class A	577,269
8,761	ServisFirst Bancshares Inc	340,365
1,324	Signature Bank(a)	169,525
9,720	Stifel Financial Corp	519,631
3,143	SVB Financial Group(a)	588,024
21,303	Virtu Financial Inc Class A(b)	345,109
3,150	Virtus Investment Partners Inc	365,557
		5,595,361
Industrial — 16.82%
1,712	Aerovironment Inc(a)	92,653
6,877	Air Transport Services Group Inc(a)	167,386
9,787	AO Smith Corp	581,641
8,766	Apogee Enterprises Inc	423,047
1,062	Applied Optoelectronics Inc(a)(b)	68,680
19,317	Boise Cascade Co(a)	674,163
2,552	Builders FirstSource Inc(a)	45,911
7,996	Control4 Corp(a)	235,562
7,573	EnPro Industries Inc	609,854
16,893	Gardner Denver Holdings Inc(a)	464,895
23,664	GasLog Ltd(b)	412,937
6,630	Genesee & Wyoming Inc Class A(a)	490,686
10,021	Granite Construction Inc	580,717
Shares		Fair Value
Industrial — (continued)
6,896	Hub Group Inc Class A(a)	$ 296,183
7,847	JELD-WEN Holding Inc(a)	278,725
10,122	Knight-Swift Transportation Holdings Inc(a)(b)	420,569
26,404	Kratos Defense & Security Solutions Inc(a)	345,364
4,894	Masonite International Corp(a)	338,665
440	Mesa Laboratories Inc(b)	65,701
24,578	NCI Building Systems Inc(a)	383,417
5,841	NN Inc	169,389
4,770	NV5 Global Inc(a)(b)	260,681
4,555	OSI Systems Inc(a)	416,190
1,793	Patrick Industries Inc(a)	150,791
21,743	PGT Inc(a)	325,058
19,465	Schneider National Inc Class B	492,465
14,829	SPX Corp(a)	435,083
4,689	Tech Data Corp(a)	416,618
1,432	US Concrete Inc(a)(b)	109,262
		9,752,293
Technology — 25.23%
11,568	2U Inc(a)(b)	648,271
20,924	Acxiom Corp(a)	515,567
4,621	Alteryx Inc Class A(a)(b)	94,130
1,544	Appfolio Inc(a)	74,035
6,296	Appian Corp(a)(b)	179,184
2,490	athenahealth Inc(a)(b)	309,656
13,066	Atlassian Corp PLC Class A(a)	459,270
14,451	Axcelis Technologies Inc(a)	395,235
10,904	Benefitfocus Inc(a)(b)	366,920
17,070	Cadence Design Systems Inc(a)	673,753
3,215	CEVA Inc(a)	137,602
20,757	Cloudera Inc(a)(b)	344,981
2,965	Commercehub Class A(a)(b)	66,920
10,460	Cornerstone OnDemand Inc(a)	424,781
7,200	CyberArk Software Ltd(a)	295,200
42,946	Cypress Semiconductor Corp(b)	645,049
6,949	Everbridge Inc(a)	183,593
26,156	Evolent Health Inc Class A(a)(b)	465,577
9,108	Five9 Inc(a)(b)	217,681
33,939	FormFactor Inc(a)	571,872
19,052	Hortonworks Inc(a)	322,931
1,479	Impinj Inc(a)(b)	61,541
5,543	Instructure Inc(a)(b)	183,750
5,274	MACOM Technology Solutions Holdings Inc(a)(b)	235,273
4,062	Materialise NV ADR(a)	59,143
5,308	Medidata Solutions Inc(a)	414,342
12,059	Microsemi Corp(a)	620,797
10,261	Nanometrics Inc(a)	295,517
9,180	New Relic Inc(a)	457,164
25,294	Nuance Communications Inc(a)	397,622
12,289	PTC Inc(a)	691,625
16,522	RealPage Inc(a)	659,228

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Technology — (continued)
7,428	Silicon Motion Technology Corp ADR(b)	$ 356,767
24,559	SS&C Technologies Holdings Inc	986,044
12,752	Talend SA ADR(a)	522,067
18,169	Teradyne Inc	677,522
1,722	Ultimate Software Group Inc(a)	326,491
9,356	Vocera Communications Inc(a)	293,498
		14,630,599
TOTAL COMMON STOCK — 97.48% (Cost $48,108,143)		$ 56,529,678
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 19.79%
$1,395,431	Repurchase agreement (principal amount/value $1,132,466 with a maturity value of $1,132,565) with JP Morgan Securities, 1.05%, dated 9/29/17 to be repurchased at $1,395,431 on 10/2/17 collateralized by U.S. Treasury securities, 0.88% - 5.25%, 5/31/18 - 8/15/44, with a value of $1,155,118.(c)	1,395,431
3,360,473	Undivided interest of 1.88% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $3,360,473 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(c)	3,360,473
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,360,473	Undivided interest of 1.90% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $3,360,473 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(c)	$ 3,360,473
3,360,473	Undivided interest of 6.21% in a repurchase agreement (principal amount/value $44,602,207 with a maturity value of $44,606,221) with Citigroup Global Markets Inc, 1.08%, dated 9/29/17 to be repurchased at $3,360,473 on 10/2/17 collateralized by various U.S. Government Agency securities, 1.90% - 9.00%, 12/1/17 - 6/1/51, with a value of $45,494,252.(c)	3,360,473
SHORT TERM INVESTMENTS — 19.79% (Cost $11,476,850)		$ 11,476,850
TOTAL INVESTMENTS — 117.27% (Cost $59,584,993)		$ 68,006,528
OTHER ASSETS & LIABILITIES, NET — (17.27)%		$ (10,014,814)
TOTAL NET ASSETS — 100.00%		$ 57,991,714

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 29, 2017.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 29, 2017

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 56,529,678	$ —	$ —	$ 56,529,678
Short Term Investments	—	11,476,850	—	11,476,850
Total Assets	$ 56,529,678	$ 11,476,850	$ 0	$ 68,006,528
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.63%
28,900	Air Products & Chemicals Inc	$ 4,370,258
216,400	Alcoa Corp(a)	10,088,568
101,200	CF Industries Holdings Inc	3,558,192
158,675	DowDuPont Inc	10,985,070
		29,002,088
Communications — 8.03%
6,529	Alphabet Inc Class C(a)	6,262,029
270,900	AT&T Inc	10,611,153
14,703	Charter Communications Inc Class A(a)	5,343,364
170,150	Cisco Systems Inc	5,722,145
363,300	Comcast Corp Class A	13,979,784
31,700	DISH Network Corp Class A(a)	1,719,091
68,956	Verizon Communications Inc	3,412,633
113,981	Vodafone Group PLC Sponsored ADR	3,243,899
		50,294,098
Consumer, Cyclical — 5.73%
62,200	Delphi Automotive PLC	6,120,480
76,300	General Motors Co	3,080,994
71,138	Hilton Worldwide Holdings Inc	4,940,534
26,900	Home Depot Inc	4,399,764
25,000	O'Reilly Automotive Inc(a)	5,384,250
111,500	PulteGroup Inc	3,047,295
98,800	Southwest Airlines Co	5,530,824
43,700	Walgreens Boots Alliance Inc	3,374,514
		35,878,655
Consumer, Non-Cyclical — 17.90%
42,900	Amgen Inc	7,998,705
191,700	AstraZeneca PLC Sponsored ADR(b)	6,494,796
47,184	Becton Dickinson & Co	9,245,705
48,100	Cigna Corp	8,991,814
17,600	Colgate-Palmolive Co	1,282,160
139,004	Coty Inc Class A	2,297,736
53,400	Danaher Corp	4,580,652
58,800	Dr Pepper Snapple Group Inc	5,202,036
68,500	Edgewell Personal Care Co(a)	4,984,745
98,800	Eli Lilly & Co	8,451,352
101,600	Gilead Sciences Inc	8,231,632
99,030	Johnson & Johnson	12,874,890
63,500	Kraft Foods Group Inc	4,924,425
192,600	Kroger Co	3,863,556
126,500	Merck & Co Inc	8,099,795
31,900	Molson Coors Brewing Co Class B	2,604,316
59,900	PepsiCo Inc	6,674,657
148,128	Pfizer Inc	5,288,170
		112,091,142
Energy — 10.29%
94,812	Anadarko Petroleum Corp	4,631,566
Shares		Fair Value
Energy — (continued)
61,900	Cheniere Energy Inc(a)	$ 2,787,976
180,300	ConocoPhillips	9,024,015
55,600	EOG Resources Inc	5,378,744
148,300	Exxon Mobil Corp	12,157,634
106,000	Halliburton Co	4,879,180
572,967	Marathon Oil Corp	7,769,433
11,900	Pioneer Natural Resources Co	1,755,726
103,900	Suncor Energy Inc	3,641,392
27,686	Total SA(c)	1,486,576
79,358	Total SA(a)(c)	4,279,914
86,300	Valero Energy Corp	6,639,059
		64,431,215
Financial — 25.88%
123,200	American International Group Inc	7,563,248
31,800	American Tower Corp REIT	4,346,424
164,300	Assured Guaranty Ltd	6,202,325
744,700	Bank of America Corp	18,870,698
37,600	Boston Properties Inc REIT	4,620,288
49,400	Capital One Financial Corp	4,182,204
214,000	Charles Schwab Corp	9,360,360
35,900	Chubb Ltd	5,117,545
280,953	Citigroup Inc	20,436,521
24,700	Federal Realty Investment Trust REIT	3,067,987
92,700	Gaming & Leisure Properties Inc REIT	3,419,703
24,600	Goldman Sachs Group Inc	5,834,874
99,800	Hartford Financial Services Group Inc	5,531,914
73,100	Invesco Ltd	2,561,424
237,100	JPMorgan Chase & Co	22,645,421
218,500	KeyCorp	4,112,170
253,500	KKR & Co LP	5,153,655
271,683	MFA Financial Inc REIT	2,379,943
91,172	Oportun Financial Corp(a)(c)(d)(e)	257,242
282,339	Radian Group Inc	5,276,916
428,200	Regions Financial Corp	6,521,486
74,320	State Street Corp	7,100,533
135,610	Wells Fargo & Co	7,478,891
		162,041,772
Industrial — 10.96%
99,400	Agilent Technologies Inc	6,381,480
26,514	Airbus Group SE(c)	2,523,991
103,200	Ball Corp(b)	4,262,160
36,850	Fortive Corp	2,608,611
153,100	General Electric Co	3,701,958
29,800	Honeywell International Inc	4,223,852
183,147	Johnson Controls International PLC	7,378,993
65,410	Northrop Grumman Corp	18,819,765
44,800	Raytheon Co	8,358,784
94,800	Sealed Air Corp	4,049,856

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
54,500	Union Pacific Corp	$ 6,320,365
		68,629,815
Technology — 10.43%
70,000	Apple Inc	10,788,400
78,000	Applied Materials Inc	4,063,020
12,300	Broadcom Ltd	2,983,242
81,300	DXC Technology Co	6,982,044
55,800	Fidelity National Information Services Inc	5,211,162
107,600	Intel Corp	4,097,408
237,600	Microsoft Corp	17,698,824
58,711	NXP Semiconductors NV(a)	6,639,627
76,500	Texas Instruments Inc	6,857,460
		65,321,187
Utilities — 4.60%
54,800	American Electric Power Co Inc	3,849,152
269,638	Calpine Corp(a)	3,977,160
55,000	Edison International	4,244,350
140,900	Exelon Corp	5,307,703
18,900	NextEra Energy Inc	2,769,795
206,300	NRG Energy Inc	5,279,217
49,800	PG&E Corp	3,390,882
		28,818,259
TOTAL COMMON STOCK — 98.45% (Cost $478,992,623)		$616,508,231
CONVERTIBLE PREFERRED STOCK
Financial — 0.88%
6,677	American Tower Corp, 5.50%	812,507
16,113	Mandatory Exchangeable Trust, 5.75%(f)	3,160,082
249	Oportun Financial Corp Series A-1, 0.00%(a)(c)(d)(e)	703
4,308	Oportun Financial Corp Series B-1, 0.00%(a)(c)(d)(e)	13,434
6,261	Oportun Financial Corp Series C-1, 0.00%(a)(c)(d)(e)	31,550
9,082	Oportun Financial Corp Series D-1, 0.00%(a)(c)(d)(e)	45,765
4,722	Oportun Financial Corp Series E-1, 0.00%(a)(c)(d)(e)	25,664
10,190	Oportun Financial Corp Series F, 0.00%(a)(c)(d)(e)	77,477
77,015	Oportun Financial Corp Series F-1, 0.00%(a)(c)(d)(e)	217,298
97,385	Oportun Financial Corp Series G-1, 0.00%(a)(c)(d)(e)	274,772
300,220	Oportun Financial Corp Series H, 0.08%(a)(c)(d)(e)	846,260
TOTAL CONVERTIBLE PREFERRED STOCK — 0.88% (Cost $3,758,134)		$ 5,505,512
Shares		Fair Value
PREFERRED STOCK
Industrial — 0.27%
42,995	Arconic Inc	$ 1,672,506
TOTAL PREFERRED STOCK — 0.27% (Cost $2,151,087)		$ 1,672,506
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.01%
$ 100,000	Federal Farm Credit Banks Funding Corp 0.71%, 10/02/2017	99,996
Repurchase Agreements — 1.25%
2,266,719	Undivided interest of 1.27% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $2,266,719 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(g)	2,266,719
2,266,719	Undivided interest of 1.28% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $2,266,719 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(g)	2,266,719
1,022,927	Undivided interest of 15.76% in a repurchase agreement (principal amount/value $5,359,875 with a maturity value of $5,360,344) with HSBC Securities (USA) Inc, 1.05%, dated 9/29/17 to be repurchased at $1,022,927 on 10/2/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.50% - 6.50%, 5/1/22 - 8/1/47, with a value of $5,467,099.(g)	1,022,927

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,266,719	Undivided interest of 21.18% in a repurchase agreement (principal amount/value $9,246,672 with a maturity value of $9,247,496) with TD Securities (USA) Inc, 1.07%, dated 9/29/17 to be repurchased at $2,266,719 on 10/2/17 collateralized by various U.S. Government Agency securities, 0.00% - 4.00%, 11/24/17 - 9/1/47, with a value of $9,431,628.(g)	$ 2,266,719
		7,823,084
SHORT TERM INVESTMENTS — 1.26% (Cost $7,923,080)		$ 7,923,080
TOTAL INVESTMENTS — 100.86% (Cost $492,824,924)		$631,609,329
OTHER ASSETS & LIABILITIES, NET — (0.86)%		$ (5,400,021)
TOTAL NET ASSETS — 100.00%		$626,209,308
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 29, 2017.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Illiquid security; at September 29, 2017, the aggregate cost and fair value of illiquid securities was $1,808,255 and $1,790,165, respectively, representing 0.29% of net assets.
(e)	Security is fair valued using significant unobservable inputs.
(f)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 29, 2017, the aggregate cost and fair value of 144A securities was $1,542,019 and $3,160,082, respectively, representing 0.50% of net assets.
(g)	Collateral received for securities on loan.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
At September 29, 2017, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	3,531,169	CAD	4,328,500	October 2017	$61,661
CIT	USD	7,886,588	EUR	6,564,500	December 2017	90,843
CIT	USD	14,428,030	GBP	11,092,000	December 2017	(474,677)
					Net Depreciation	$(322,173)
Counterparty Abbreviations:
CIT	Citigroup Global Markets
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2017

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 607,960,508	$ 8,290,481	$ 257,242	$ 616,508,231
Convertible Preferred Stock	—	3,972,589	1,532,923	5,505,512
Preferred Stock	—	1,672,506	—	1,672,506
Short Term Investments	—	7,923,080	—	7,923,080
Total investments, at fair value:	607,960,508	21,858,656	1,790,165	631,609,329
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	152,504	—	152,504
Total Assets	$ 607,960,508	$ 22,011,160	$ 1,790,165	$ 631,761,833
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (474,677)	$ —	$ (474,677)
Total Liabilities	$ 0	$ (474,677)	$ 0	$ (474,677)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Illiquid Securities
Investments in securities include issues that are illiquid. An illiquid security may have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, the issuer’s financial performance and is valued under methods approved by the Board of Directors reflecting fair value. Illiquid securities are marked with an applicable footnote on the Schedule of Investments.

September 29, 2017

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $17,121,640 in forward contracts for the reporting period.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 647,470	Academy Ltd(b) 5.27%, 07/01/2022 LIBOR 90 DAY + 400	$ 435,100
334,370	Air Methods TLB(b) 4.80%, 04/22/2024 LIBOR 90 DAY + 350	329,668
120,000	Arclin Inc(b) 10.17%, 02/07/2025 LIBOR 90 DAY + 875	121,050
620,000	Asurion Corp(b) 7.24%, 08/04/2025 LIBOR 90 DAY + 600	633,562
435,177	Avaya Inc(b) 6.56%, 05/29/2020 LIBOR 90 DAY + 525	369,901
1,071,938	Brand Energy(b) 5.52%, 06/21/2024 LIBOR 90 DAY + 425	1,076,201
775,103	Caesars Entertainment Operating Co(b) 11.75%, 09/01/2017 LIBOR 30 DAY + 675	934,968
229,451	Capital Automotive LP(b) 7.24%, 03/24/2025 LIBOR 90 DAY + 600	231,746
265,000	CCC Info(b) 7.99%, 04/28/2025 LIBOR 90 DAY + 675	272,288
990,000	Chesapeake Energy Corp(b) 8.81%, 08/23/2021 LIBOR 90 DAY + 750	1,063,322
456,488	Concordia Healthcare Corp(b) 5.48%, 10/21/2021 LIBOR 90 DAY + 425	350,069
117,331	CPG International Inc(b) 5.05%, 05/05/2024 LIBOR 90 DAY + 375	117,515
250,000	Del Monte Corp(b) 8.69%, 08/18/2021 LIBOR 90 DAY + 725	120,000
269,325	Endo Pharmaceuticals TLB(b) 5.50%, 04/29/2024 LIBOR 90 DAY + 425	271,738
320,000	Energy Transfer Equity LP(b) 3.98%, 02/02/2024 LIBOR 90 DAY + 275	321,257
195,000	Forterra Inc(b) 4.24%, 10/25/2023 LIBOR 90 DAY + 300	164,775
705,000	FTS International Inc(b) 5.99%, 04/16/2021 LIBOR 90 DAY + 475	657,853
202,362	Gates Global TLB(b) 4.55%, 04/01/2024 LIBOR 90 DAY + 325	203,075
512,219	Getty Images Inc(b) 4.80%, 10/18/2019 LIBOR 90 DAY + 350	442,155
403,000	iHeartcommunications Inc(b) 7.99%, 01/30/2019 LIBOR 90 DAY + 675	309,504
673,824	J Crew Group(b) 4.24%, 03/05/2021 LIBOR 90 DAY + 300	381,553
415,000	Kronos Inc(b) 9.56%, 11/01/2024 LIBOR 90 DAY + 825	427,139
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 263,675	MEG Energy Corp(b) 4.73%, 12/31/2023 LIBOR 90 DAY + 350	$ 262,215
1,234,446	Navistar Inc(b) 5.24%, 08/07/2020 LIBOR 60 DAY + 400	1,242,676
100,963	Neiman Marcus Group Inc(b) 4.48%, 10/25/2020 LIBOR 90 DAY + 325	75,091
234,401	Petsmart Inc(b) 4.24%, 03/11/2022 LIBOR 90 DAY + 300	198,487
663,300	Revlon Consumer Products Corp(b) 4.74%, 11/16/2020 LIBOR 90 DAY + 350	593,861
	Robert Shaw(b)(c)(d)
280,000	5.75%,08/10/2024 LIBOR 90 DAY + 450	282,100
165,000	10.25%,02/04/2025 LIBOR 90 DAY + 900	163,763
530,000	Solenis International LP(b) 8.07%, 07/29/2022 LIBOR 90 DAY + 675	527,847
	Talbots Inc(b)
520,394	5.74%,03/19/2020 LIBOR 90 DAY + 450	496,976
264,851	9.74%,03/19/2021 (c)(d) LIBOR 90 DAY+850	250,284
365,000	Traverse TLB(b)(c)(d) 5.00%, 10/31/2024 LIBOR 90 DAY + 400	369,562
435,625	Vertiv TLB(b) 5.24%, 11/30/2023 LIBOR 90 DAY + 500	438,348
280,000	Zuffa LLC(b) 8.74%, 08/18/2024 LIBOR 90 DAY + 750	283,675
TOTAL BANK LOANS — 4.70% (Cost $15,006,494)		$ 14,419,324
CORPORATE BONDS AND NOTES
Basic Materials — 8.32%
475,000	A Schulman Inc 6.88%, 06/01/2023	492,812
320,000	AK Steel Corp 6.38%, 10/15/2025	316,000
	Allegheny Technologies Inc
735,000	9.38%, 06/01/2019	802,987
135,000	5.95%, 01/15/2021	137,700
100,000	7.88%, 08/15/2023	108,375
800,000	Alpha 3 BV / Alpha US Bidco Inc(e) 6.25%, 02/01/2025	814,000
	ArcelorMittal
445,000	6.13%, 06/01/2025(f)	511,750
345,000	7.50%, 10/15/2039	414,000
790,000	Axalta Coating Systems(e) 4.88%, 08/15/2024	823,575
870,000	Big River Steel / BRS Finance Corp(c)(e) 7.25%, 09/01/2025	923,070

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 550,000	Blue Cube Spinco Inc 9.75%, 10/15/2023	$ 668,250
575,000	CF Industries Inc 4.95%, 06/01/2043	533,312
	Chemours Co
300,000	6.63%, 05/15/2023	319,125
670,000	7.00%, 05/15/2025	742,025
390,000	5.38%, 05/15/2027	405,600
1,045,000	Compass Minerals International Inc(e) 4.88%, 07/15/2024	1,026,712
	Constellium NV(e)
500,000	5.75%, 05/15/2024	500,000
305,000	6.63%, 03/01/2025(f)	312,244
	First Quantum Minerals Ltd(e)
1,065,000	7.00%, 02/15/2021	1,095,619
200,000	7.25%, 05/15/2022	205,750
360,000	7.25%, 04/01/2023	370,800
515,000	7.50%, 04/01/2025(f)	526,587
	Freeport-McMoRan Inc
305,000	6.75%, 02/01/2022	317,963
255,000	3.55%, 03/01/2022	251,096
550,000	6.88%, 02/15/2023	599,500
975,000	GCP Applied Technologies Inc(e) 9.50%, 02/01/2023	1,101,750
315,000	Joseph T Ryerson & Son Inc(e) 11.00%, 05/15/2022	352,800
	Kraton Polymers LLC / Kraton Polymers Capital Corp(e)
455,000	10.50%, 04/15/2023	519,837
345,000	7.00%, 04/15/2025	370,013
	Mercer International Inc
920,000	7.75%, 12/01/2022	976,350
710,000	6.50%, 02/01/2024	741,950
	New Gold Inc(e)
485,000	6.25%, 11/15/2022	503,794
170,000	6.38%, 05/15/2025	179,775
	NOVA Chemicals Corp(e)
235,000	4.88%, 06/01/2024	237,938
680,000	5.25%, 06/01/2027	686,800
95,000	Platform Specialty Products Corp(c)(e) 10.38%, 05/01/2021	103,550
890,000	Smurfit Kappa Treasury Funding Ltd 7.50%, 11/20/2025	1,084,554
800,000	SPCM SA(e) 4.88%, 09/15/2025	828,000
	Steel Dynamics Inc
473,000	5.25%, 04/15/2023	490,737
295,000	5.50%, 10/01/2024	315,650
185,000	4.13%, 09/15/2025(c)(e)	186,502
340,000	5.00%, 12/15/2026	362,950
	Teck Resources Ltd
345,000	4.75%, 01/15/2022	364,731
365,000	3.75%, 02/01/2023(f)	369,636
80,000	8.50%, 06/01/2024(e)	91,800
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 430,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc(c)(e) 5.38%, 09/01/2025	$ 442,363
240,000	Tronox Finance PLC(c)(e) 5.75%, 10/01/2025	246,000
245,000	United States Steel Corp 6.88%, 08/15/2025	250,513
595,000	Venator Finance S.a.r.l. / Venator Materials Corp(e) 5.75%, 07/15/2025	618,800
810,000	WR Grace & Co-Conn(e) 5.63%, 10/01/2024	889,987
		25,535,632
Communications — 13.47%
200,000	Altice Financing SA(e) 6.63%, 02/15/2023	212,000
600,000	Altice Finco SA(e)(f) 7.63%, 02/15/2025	633,000
	Altice SA(e)
935,000	7.75%, 05/15/2022	992,269
300,000	7.63%, 02/15/2025(f)	323,625
1,795,000	Avaya Inc(e)(g)(h) 7.00%, 04/01/2019	1,516,775
45,000	Cablevision Systems Corp 8.00%, 04/15/2020	49,894
465,000	CBS Radio Inc(e)(f) 7.25%, 11/01/2024	496,388
	CCO Holdings LLC / CCO Holdings Capital Corp
265,000	5.25%, 09/30/2022	272,950
1,100,000	5.13%, 05/01/2023(c)(e)	1,145,375
1,055,000	5.88%, 04/01/2024(e)	1,119,619
175,000	5.75%, 02/15/2026(e)	183,750
375,000	5.50%, 05/01/2026(e)	388,594
	CenturyLink Inc
55,000	5.63%, 04/01/2020	57,390
380,000	6.75%, 12/01/2023	384,403
	Cequel Communications Holdings I LLC / Cequel Capital Corp(e)
1,400,000	5.13%, 12/15/2021	1,424,499
400,000	7.75%, 07/15/2025	442,000
	Clear Channel Worldwide Holdings Inc
370,000	7.63%, 03/15/2020	365,375
605,000	6.50%, 11/15/2022	623,150
885,000	CommScope Technologies Finance LLC(e) 6.00%, 06/15/2025	945,844
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	419,900
890,000	5.25%, 06/01/2024	900,012
	Digicel Ltd(e)
450,000	8.25%, 09/30/2020	439,596
280,000	6.00%, 04/15/2021(c)	273,319
605,000	6.75%, 03/01/2023(c)	592,900
360,000	DISH DBS Corp 5.88%, 11/15/2024	377,172

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	Frontier Communications Corp
$ 630,000	10.50%, 09/15/2022	$ 549,675
105,000	7.63%, 04/15/2024	79,800
180,000	11.00%, 09/15/2025	153,000
605,000	Gray Television Inc(e) 5.88%, 07/15/2026	623,150
670,000	iHeartCommunications Inc 9.00%, 12/15/2019	510,875
	Intelsat Jackson Holdings SA
105,000	7.50%, 04/01/2021	99,488
1,335,000	9.75%, 07/15/2025(e)	1,348,350
201,000	Intelsat Luxembourg SA 7.75%, 06/01/2021	129,645
	Neptune Finco Corp(e)
1,265,000	10.13%, 01/15/2023	1,459,494
400,000	10.88%, 10/15/2025	494,500
1,085,000	Nexstar Escrow Corp(e)(f) 5.63%, 08/01/2024	1,122,975
	Numericable-SFR SAS(e)
845,000	6.00%, 05/15/2022	883,025
1,160,000	7.38%, 05/01/2026(c)	1,249,900
	Outfront Media Capital LLC / Outfront Media Capital Corp
255,000	5.63%, 02/15/2024	265,838
595,000	5.88%, 03/15/2025	623,262
615,000	Plantronics Inc(e) 5.50%, 05/31/2023	638,062
140,000	Quebecor Media Inc 5.75%, 01/15/2023	152,250
1,389,000	Sinclair Television Group Inc(e) 5.63%, 08/01/2024	1,425,461
	Sirius XM Radio Inc(e)
375,000	6.00%, 07/15/2024	403,594
620,000	5.00%, 08/01/2027	632,400
1,545,000	Sprint Capital Corp 6.88%, 11/15/2028	1,730,400
	Sprint Communications Inc
121,000	9.00%, 11/15/2018(e)	129,924
130,000	7.00%, 08/15/2020	142,041
	Sprint Corp
1,490,000	7.25%, 09/15/2021	1,655,762
1,790,000	7.88%, 09/15/2023	2,076,400
180,000	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(e) 3.36%, 09/20/2021	182,700
	T-Mobile USA Inc
5,000	6.13%, 01/15/2022	5,200
175,000	4.00%, 04/15/2022	181,216
535,000	6.00%, 03/01/2023	563,756
835,000	6.63%, 04/01/2023	878,854
185,000	6.84%, 04/28/2023	195,406
940,000	6.38%, 03/01/2025	1,012,098
325,000	5.38%, 04/15/2027	350,285
130,000	Townsquare Media Inc(c)(e)(f) 6.50%, 04/01/2023	131,950
485,000	Tribune Media Co 5.88%, 07/15/2022	504,400
Principal Amount(a)		Fair Value
Communications — (continued)
$400,000	Unitymedia KabelBW GmbH(c)(e) 6.13%, 01/15/2025	$ 426,500
625,000	Univision Communications Inc(e) 5.13%, 02/15/2025	630,469
630,000	Videotron Ltd 5.00%, 07/15/2022	680,400
310,000	Videotron Ltd / Videotron Ltee(e) 5.13%, 04/15/2027	322,400
770,000	Virgin Media Finance PLC(c)(e) 5.75%, 01/15/2025	796,950
865,000	West Corp(e) 5.38%, 07/15/2022	873,650
620,000	Windstream Services LLC(f) 6.38%, 08/01/2023	438,650
		41,333,954
Consumer, Cyclical — 15.76%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(e)
245,000	4.63%, 01/15/2022	251,431
505,000	4.25%, 05/15/2024	506,894
430,000	5.00%, 10/15/2025(c)	437,525
	Allison Transmission Inc(e)
495,000	5.00%, 10/01/2024	513,736
130,000	4.75%, 10/01/2027(c)	130,813
	AMC Entertainment Holdings Inc(f)
325,000	5.88%, 11/15/2026	318,936
235,000	6.13%, 05/15/2027	232,063
	AMC Entertainment Inc
175,000	5.88%, 02/15/2022	176,313
535,000	5.75%, 06/15/2025	525,638
800,000	American Builders & Contractors Supply Co Inc(e) 5.75%, 12/15/2023	852,000
930,000	American Tire Distributors Inc(e) 10.25%, 03/01/2022	969,804
240,000	Argos Merger Sub Inc(e)(f) 7.13%, 03/15/2023	187,272
865,000	Beacon Roofing Supply Inc 6.38%, 10/01/2023	921,225
600,000	Bon-Ton Department Stores Inc(f) 8.00%, 06/15/2021	216,000
	Boyd Gaming Corp
645,000	6.88%, 05/15/2023	689,750
195,000	6.38%, 04/01/2026	212,794
165,000	Brookfield Residential Properties Inc(e) 6.50%, 12/15/2020	168,919
705,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(e) 6.13%, 07/01/2022	736,725
205,000	CCM Merger Inc(e) 6.00%, 03/15/2022	211,943

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$1,015,000	CEC Entertainment Inc 8.00%, 02/15/2022	$ 1,053,062
	Cinemark USA Inc
365,000	5.13%, 12/15/2022	374,581
275,000	4.88%, 06/01/2023	277,750
1,545,000	ClubCorp Holdings Inc(c)(e) 8.50%, 09/15/2025	1,517,962
825,000	CRC Escrow Issuer LLC / CRC Finco Inc(c)(e) 5.25%, 10/15/2025	825,000
	Diamond Resorts International Inc(e)(f)
860,000	7.75%, 09/01/2023	924,500
730,000	10.75%, 09/01/2024	777,450
740,000	Eldorado Resorts Inc 7.00%, 08/01/2023	801,050
640,000	EMI Music Publishing Group North America Holdings Inc(e) 7.63%, 06/15/2024	712,000
	GLP Capital LP / GLP Financing II Inc
320,000	4.88%, 11/01/2020	338,000
365,000	5.38%, 04/15/2026	398,306
990,000	Golden Nugget Inc(c)(e)(f) 8.75%, 10/01/2025	1,007,325
1,110,000	Great Canadian Gaming Corp(e) CAD, 6.63%, 07/25/2022	921,849
360,000	Hanesbrands Inc(e) 4.63%, 05/15/2024	374,850
675,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.88%, 04/01/2027	708,750
575,000	IHO Verwaltungs GmbH(e)(i) 4.75%, 09/15/2026 PIK rate, 5.50%	585,781
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp(e)
1,485,000	6.75%, 11/15/2021	1,557,394
1,055,000	10.25%, 11/15/2022	1,152,587
365,000	Jacobs Entertainment Inc(e) 7.88%, 02/01/2024	393,288
645,000	Jo-Ann Stores Holdings Inc(e)(f)(i) 9.75%, 10/15/2019 PIK rate, 10.50%	627,262
	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(e)
315,000	5.00%, 06/01/2024	331,931
560,000	5.25%, 06/01/2026	593,600
345,000	4.75%, 06/01/2027	355,350
1,425,000	Landry's Inc(e) 6.75%, 10/15/2024	1,441,031
320,000	Lennar Corp 4.75%, 11/15/2022	338,400
580,000	Lions Gate Entertainment Corp(e) 5.88%, 11/01/2024	609,000
	Mattamy Group Corp(e)
295,000	6.88%, 12/15/2023	308,091
445,000	6.50%, 10/01/2025(c)	456,125
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 455,000	Neiman Marcus Group LLC 7.13%, 06/01/2028	$ 263,900
	Neiman Marcus Group Ltd LLC(e)
1,065,000	8.00%, 10/15/2021(f)	553,800
330,000	8.75%, 10/15/2021(i) PIK rate, 9.50%	155,100
1,510,000	Omega US Sub LLC(e) 8.75%, 07/15/2023	1,600,600
500,000	Penn National Gaming Inc(e)(f) 5.63%, 01/15/2027	518,750
	Penske Automotive Group Inc
690,000	5.75%, 10/01/2022	712,494
440,000	5.38%, 12/01/2024	453,200
425,000	5.50%, 05/15/2026	439,408
	PulteGroup Inc
465,000	5.50%, 03/01/2026	507,036
765,000	7.88%, 06/15/2032	937,354
	Regal Entertainment Group
510,000	5.75%, 06/15/2023	525,300
145,000	5.75%, 02/01/2025	146,813
585,000	Rite Aid Corp(e)(f) 6.13%, 04/01/2023	568,912
935,000	Rivers Pittsburgh LP(e) 6.13%, 08/15/2021	944,350
765,000	Sabre Global Inc(e) 5.38%, 04/15/2023	792,769
	Scientific Games International Inc
945,000	7.00%, 01/01/2022(e)	1,002,881
2,035,000	10.00%, 12/01/2022	2,253,762
	Six Flags Entertainment Corp(e)
835,000	4.88%, 07/31/2024	849,612
925,000	5.50%, 04/15/2027	948,125
475,000	Standard Pacific Corp 5.88%, 11/15/2024	518,938
505,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(e) 5.88%, 05/15/2025	496,163
455,000	Taylor Morrison Communities Inc / Monarch Communities Inc(e) 5.63%, 03/01/2024	473,200
	Tenneco Inc
485,000	5.38%, 12/15/2024	509,250
375,000	5.00%, 07/15/2026	384,375
540,000	TRI Pointe Holdings Inc 5.88%, 06/15/2024	577,800
620,000	Univar USA Inc(e) 6.75%, 07/15/2023	649,450
220,000	Wabash National Corp(c)(e) 5.50%, 10/01/2025	224,400
550,000	WMG Acquisition Corp(e) 5.00%, 08/01/2023	567,875
365,000	Wolverine World Wide(e) 5.00%, 09/01/2026	365,110
415,000	Wyndham Worldwide Corp 4.50%, 04/01/2027	416,297
510,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(e) 5.25%, 05/15/2027	519,557

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 430,000	ZF North America Capital Inc(e) 4.75%, 04/29/2025	$ 453,650
		48,352,287
Consumer, Non-Cyclical — 11.01%
815,000	Air Medical Merger Sub Corp(e) 6.38%, 05/15/2023	784,437
755,000	Amag Pharmaceuticals Inc(e) 7.88%, 09/01/2023	764,437
	Ashtead Capital Inc(c)(e)
675,000	4.13%, 08/15/2025	695,250
570,000	4.38%, 08/15/2027	587,100
345,000	BioScrip Inc(f) 8.88%, 02/15/2021	315,675
620,000	Brand Energy & Infrastructure Services Inc(e) 8.50%, 07/15/2025	671,150
	Centene Corp
440,000	4.75%, 05/15/2022	459,250
730,000	6.13%, 02/15/2024	789,312
155,000	4.75%, 01/15/2025	160,813
1,330,000	Ceridian HCM Holding Inc(e) 11.00%, 03/15/2021	1,411,462
	CHS / Community Health Systems Inc
155,000	8.00%, 11/15/2019(f)	150,931
350,000	7.13%, 07/15/2020(f)	315,875
1,350,000	6.88%, 02/01/2022(f)	1,059,750
645,000	6.25%, 03/31/2023	636,938
950,000	Concordia Healthcare Corp(e) 7.00%, 04/15/2023	154,375
105,000	Concordia International Corp(e)(f) 9.00%, 04/01/2022	81,900
675,000	Crimson Merger Sub Inc(e) 6.63%, 05/15/2022	661,500
640,000	Dean Foods Co(e) 6.50%, 03/15/2023	649,600
565,000	Diamond BC BV(c)(e) EUR, 5.63%, 08/15/2025	676,952
	Endo Finance LLC(e)
495,000	5.38%, 01/15/2023	403,425
1,225,000	6.00%, 07/15/2023	1,010,625
440,000	Fresh Market Inc(c)(e) 9.75%, 05/01/2023	268,400
505,000	Gartner Inc(e) 5.13%, 04/01/2025	532,775
795,000	Great Lakes Dredge & Dock Corp 8.00%, 05/15/2022	824,812
735,000	GW Honos Security Corp(e) 8.75%, 05/15/2025	783,694
280,000	Halyard Health Inc 6.25%, 10/15/2022	292,250
	HCA Inc
950,000	6.50%, 02/15/2020	1,034,312
55,000	7.50%, 02/15/2022	63,095
675,000	5.25%, 06/15/2026	727,312
1,080,000	5.50%, 06/15/2047	1,119,150
555,000	High Ridge Brands Co(e) 8.88%, 03/15/2025	528,638
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 590,000	IHS Markit Ltd(e) 4.75%, 02/15/2025	$ 631,300
710,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(e) 6.38%, 08/01/2023	742,837
390,000	Kinetic Concepts Inc / KCI USA Inc(c)(e) 12.50%, 11/01/2021	433,875
	Lamb Weston Holdings Inc(e)
140,000	4.63%, 11/01/2024	145,950
835,000	4.88%, 11/01/2026	876,750
270,000	Live Nation Entertainment Inc(e) 4.88%, 11/01/2024	279,450
460,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(e)(f) 5.50%, 04/15/2025	414,000
	Molina Healthcare Inc
430,000	5.38%, 11/15/2022	443,158
125,000	4.88%, 06/15/2025(e)	123,125
	Nielsen Co Luxembourg S.a.r.l.(e)
190,000	5.50%, 10/01/2021	195,225
320,000	5.00%, 02/01/2025(f)	333,200
405,000	Nielsen Finance LLC / Nielsen Finance Co(c)(e) 5.00%, 04/15/2022	419,681
330,000	Pilgrim's Pride Corp(e) 5.75%, 03/15/2025	340,725
	Revlon Consumer Products Corp(f)
510,000	5.75%, 02/15/2021	444,975
935,000	6.25%, 08/01/2024	722,288
	Service Corp International
269,000	5.38%, 01/15/2022	276,398
910,000	5.38%, 05/15/2024	966,875
290,000	7.50%, 04/01/2027	347,275
	Spectrum Brands Inc
15,000	6.63%, 11/15/2022	15,638
475,000	6.13%, 12/15/2024	508,844
340,000	5.75%, 07/15/2025	362,100
320,000	Sterigenics-Nordion Holdings LLC(e) 6.50%, 05/15/2023	332,800
	Tenet Healthcare Corp
95,000	4.75%, 06/01/2020	97,850
735,000	6.00%, 10/01/2020	783,297
325,000	8.13%, 04/01/2022	330,688
735,000	TMS International Corp(c)(e) 7.25%, 08/15/2025	751,537
	Valeant Pharmaceuticals International Escrow Inc(e)
175,000	5.38%, 03/15/2020(f)	174,781
670,000	5.88%, 05/15/2023	592,113
1,220,000	6.13%, 04/15/2025(f)	1,070,550
	Valeant Pharmaceuticals International Inc(e)
185,000	5.63%, 12/01/2021	173,206
215,000	6.50%, 03/15/2022	226,825
300,000	5.50%, 03/01/2023	263,250
960,000	7.00%, 03/15/2024	1,022,400

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 305,000	WellCare Health Plans Inc 5.25%, 04/01/2025	$ 321,013
		33,779,174
Energy — 10.39%
1,085,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp(e) 7.88%, 12/15/2024	1,171,800
25,000	Antero Resources Corp 5.63%, 06/01/2023	26,063
740,000	Antero Resources Finance Corp 5.38%, 11/01/2021	759,425
345,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(e) 10.00%, 04/01/2022	370,013
345,000	Calfrac Holdings LP(e) 7.50%, 12/01/2020	331,631
	California Resources Corp
370,000	5.00%, 01/15/2020	231,250
422,000	8.00%, 12/15/2022(e)	274,300
430,000	Cenovus Energy Inc 6.75%, 11/15/2039	494,790
134,575	CHC Group LLC / CHC Finance Ltd(c)(j) 0.00%, 10/01/2020	204,554
	Cheniere Corpus Christi Holdings LLC
1,342,000	5.88%, 03/31/2025	1,444,327
515,000	5.13%, 06/30/2027(e)	531,737
	Chesapeake Energy Corp
377,000	8.00%, 12/15/2022(e)	406,689
350,000	5.75%, 03/15/2023(f)	322,875
380,000	8.00%, 01/15/2025(e)(f)	383,800
185,000	8.00%, 01/15/2025(c)(e)	186,850
220,000	8.00%, 06/15/2027(e)(f)	217,800
	Continental Resources Inc
110,000	5.00%, 09/15/2022	111,788
320,000	4.50%, 04/15/2023(f)	320,800
675,000	3.80%, 06/01/2024(f)	651,375
585,000	4.90%, 06/01/2044(f)	530,887
395,000	Covey Park Energy LLC / Covey Park Finance Corp(e) 7.50%, 05/15/2025	409,319
	Denbury Resources Inc
496,000	9.00%, 05/15/2021(e)	484,220
335,000	6.38%, 08/15/2021	201,000
	Diamondback Energy Inc
80,000	4.75%, 11/01/2024	81,600
965,000	5.38%, 05/31/2025	1,006,012
825,000	Endeavor Energy Resources LP / EER Finance Inc(c)(e) 8.13%, 09/15/2023	886,875
175,000	Energy Transfer Equity LP 5.88%, 01/15/2024	187,906
	EP Energy LLC / Everest Acquisition Finance Inc
855,000	9.38%, 05/01/2020	711,787
190,000	8.00%, 11/29/2024(e)(f)	191,900
Principal Amount(a)		Fair Value
Energy — (continued)
$ 370,000	8.00%, 02/15/2025(e)(f)	$ 288,138
160,000	FTS International Inc(b)(e) 8.82%, 06/15/2020 LIBOR 90 DAY + 750	162,600
155,000	Halcon Resources Corp(c)(e) 12.00%, 02/15/2022	186,775
915,000	Holly Energy Partners LP(e) 6.00%, 08/01/2024	959,606
1,025,000	Jonah Energy LLC / Jonah Energy Finance Corp(c)(e) 7.25%, 10/15/2025	1,032,687
	Kinder Morgan Inc
100,000	7.80%, 08/01/2031	126,756
360,000	7.75%, 01/15/2032	462,362
	Laredo Petroleum Inc
180,000	5.63%, 01/15/2022	181,350
615,000	7.38%, 05/01/2022	636,525
	MEG Energy Corp(e)
170,000	6.38%, 01/30/2023	148,325
145,000	7.00%, 03/31/2024	124,338
430,000	6.50%, 01/15/2025	418,712
425,000	Murphy Oil Corp 5.75%, 08/15/2025	437,792
480,000	Murray Energy Corp(c)(e) 11.25%, 04/15/2021	285,600
	Newfield Exploration Co
230,000	5.75%, 01/30/2022	245,525
385,000	5.63%, 07/01/2024	412,912
670,000	5.38%, 01/01/2026	705,162
650,000	Noble Holding International Ltd(f) 7.75%, 01/15/2024	576,875
	Oasis Petroleum Inc(f)
1,065,000	6.88%, 03/15/2022	1,083,637
250,000	6.88%, 01/15/2023	253,750
	Precision Drilling Corp
525,000	7.75%, 12/15/2023	535,500
25,000	5.25%, 11/15/2024	23,000
1,065,000	Range Resources Corp(c)(e) 5.75%, 06/01/2021	1,107,600
	Rose Rock Midstream LP / Rose Rock Finance Corp
80,000	5.63%, 07/15/2022(f)	78,800
275,000	5.63%, 11/15/2023	267,438
615,000	SemGroup Corp(e) 6.38%, 03/15/2025	602,700
	SESI LLC
240,000	7.13%, 12/15/2021	244,800
235,000	7.75%, 09/15/2024(c)(e)	243,225
	Seven Generations Energy Ltd(e)
490,000	6.75%, 05/01/2023	516,337
405,000	5.38%, 09/30/2025(c)	408,038
	Seventy Seven Energy Inc(g)(k)(l)(m)
225,000	6.63%, 11/15/2019	23
345,000	6.50%, 07/15/2022	35
480,000	Shelf Drilling Holdings Ltd(c)(e) 9.50%, 11/02/2020	485,400
	SM Energy Co
130,000	6.50%, 11/15/2021	131,300

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 500,000	6.13%, 11/15/2022(f)	$ 501,250
240,000	6.50%, 01/01/2023(f)	241,800
275,000	5.00%, 01/15/2024(f)	259,188
290,000	6.75%, 09/15/2026(f)	290,000
240,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(c)(e) 5.50%, 01/15/2028	243,900
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
175,000	5.13%, 02/01/2025	180,198
455,000	5.38%, 02/01/2027	473,769
270,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp 5.25%, 01/15/2025	289,238
	Weatherford International Ltd(f)
130,000	8.25%, 06/15/2023	133,900
235,000	9.88%, 02/15/2024(c)(e)	258,500
	Williams Cos Inc
104,000	7.75%, 06/15/2031	126,610
455,000	8.75%, 03/15/2032	588,087
	WPX Energy Inc
469,000	7.50%, 08/01/2020	510,037
915,000	6.00%, 01/15/2022	945,881
275,000	8.25%, 08/01/2023(f)	308,344
		31,857,698
Financial — 9.22%
560,000	Alliance Data Systems Corp(e) 5.38%, 08/01/2022	576,800
2,040,000	Ally Financial Inc 8.00%, 11/01/2031	2,631,396
630,000	American International Group Inc 8.18%, 05/15/2058	858,375
835,000	ASP AMC Merger Sub Inc(e) 8.00%, 05/15/2025	803,688
400,000	Banco Bilbao Vizcaya Argentaria SA(n) 9.00%, Perpetual	414,000
	Bank of America Corp(n)
275,000	6.10%, Perpetual	303,188
265,000	6.50%, Perpetual	299,616
353,000	CBRE Services Inc 5.00%, 03/15/2023	365,760
	CIT Group Inc
685,000	5.00%, 08/15/2022	741,307
775,000	5.00%, 08/01/2023	835,062
120,000	Citigroup Inc(f)(n) 6.25%, Perpetual	135,000
430,000	CNG Holdings Inc(e) 9.38%, 05/15/2020	376,250
635,000	CNO Financial Group Inc 5.25%, 05/30/2025	676,275
	Credit Acceptance Corp
290,000	6.13%, 02/15/2021	294,350
315,000	7.38%, 03/15/2023	333,113
620,000	Credit Suisse Group AG(e)(n) 6.25%, Perpetual	660,300
Principal Amount(a)		Fair Value
Financial — (continued)
$ 575,000	CSTN Merger Sub Inc(c)(e) 6.75%, 08/15/2024	$ 573,563
430,000	DFC Finance Corp(c)(e) 10.50%, 06/15/2020	238,650
590,000	Dresdner Funding Trust I(e) 8.15%, 06/30/2031	756,748
820,000	ESH Hospitality Inc(e) 5.25%, 05/01/2025	847,675
1,085,000	Howard Hughes Corp(e) 5.38%, 03/15/2025	1,106,700
250,000	Hub Holdings LLC / Hub Holdings Finance Inc(e)(i) 8.13%, 07/15/2019 PIK rate, 8.88%	250,625
590,000	Hub International Ltd(e) 7.88%, 10/01/2021	614,338
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
80,000	6.00%, 08/01/2020	82,556
445,000	5.88%, 02/01/2022	458,350
340,000	6.25%, 02/01/2022	354,450
350,000	6.75%, 02/01/2024	369,250
26,000	Intelsat Connect Finance SA(c)(e)(f) 12.50%, 04/01/2022	25,431
895,000	Iron Mountain Inc(c)(e) 4.88%, 09/15/2027	911,781
	iStar Inc
235,000	6.00%, 04/01/2022	243,225
240,000	5.25%, 09/15/2022	243,600
45,000	Liberty Mutual Group Inc(e) 7.80%, 03/15/2037	56,813
130,000	Lloyds Bank PLC(n) GBP, 13.00%, Perpetual	328,366
393,000	Lloyds Banking Group PLC(n) 7.50%, Perpetual	440,651
825,000	LPL Holdings Inc(e) 5.75%, 09/15/2025	855,937
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc
240,000	5.63%, 05/01/2024	260,059
220,000	4.50%, 01/15/2028(c)(e)	221,936
655,000	Nationstar Mortgage LLC / Nationstar Capital Corp 6.50%, 07/01/2021	668,100
395,000	OneMain Financial Holdings Inc(e) 7.25%, 12/15/2021	412,281
705,000	Provident Funding Associates LP / PFG Finance Corp(e) 6.38%, 06/15/2025	740,250
450,000	Realogy Group LLC / Realogy Co-Issuer Corp(c)(e) 4.88%, 06/01/2023	462,375
	Royal Bank of Scotland Group PLC(n)
495,000	7.50%, Perpetual	518,389
973,000	7.65%, Perpetual	1,236,196
	Springleaf Finance Corp
280,000	8.25%, 12/15/2020	316,400
415,000	6.13%, 05/15/2022	439,506

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 390,000	Stearns Holdings Inc(c)(e) 9.38%, 08/15/2020	$ 407,550
800,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(e) 6.75%, 06/01/2025	808,000
725,000	TMX Finance LLC / TitleMax Finance Corp(e) 8.50%, 09/15/2018	670,625
580,000	USIS Merger Sub Inc(e) 6.88%, 05/01/2025	590,875
560,000	Wayne Merger Sub LLC(e) 8.25%, 08/01/2023	592,082
855,000	Werner FinCo LP / Werner FinCo Inc(e) 8.75%, 07/15/2025	863,550
		28,271,363
Industrial — 13.05%
1,080,000	Advanced Disposal Services Inc(e) 5.63%, 11/15/2024	1,128,600
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(e)
990,000	7.25%, 05/15/2024	1,085,901
440,000	6.00%, 02/15/2025	465,850
615,000	ATS Automation Tooling Systems Inc(e) 6.50%, 06/15/2023	643,444
675,000	Belden Inc(e) 5.25%, 07/15/2024	703,687
10,000	Berry Plastics Corp 5.13%, 07/15/2023	10,450
1,225,000	BlueLine Rental Finance Corp / BlueLine Rental LLC(e) 9.25%, 03/15/2024	1,318,406
1,010,000	BMC East LLC(e) 5.50%, 10/01/2024	1,052,925
1,335,000	Boise Cascade Co(e) 5.63%, 09/01/2024	1,403,419
950,000	Bombardier Inc(e) 8.75%, 12/01/2021	1,018,400
605,000	Briggs & Stratton Corp 6.88%, 12/15/2020	667,013
	Builders FirstSource Inc(e)
689,000	10.75%, 08/15/2023	787,182
1,060,000	5.63%, 09/01/2024	1,120,950
	Building Materials Corp of America(e)
915,000	5.38%, 11/15/2024	972,462
50,000	6.00%, 10/15/2025	54,548
	BWAY Holding Co(e)
510,000	5.50%, 04/15/2024	532,313
1,690,000	7.25%, 04/15/2025	1,740,700
90,000	CD&R Waterworks Merger(c)(e) 6.13%, 08/15/2025	92,952
	Cemex Finance LLC(e)
200,000	9.38%, 10/12/2022	209,500
515,000	6.00%, 04/01/2024	545,900
815,000	Cemex SAB de CV(e) 6.13%, 05/05/2025	880,200
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 350,000	Coveris Holdings SA(e) 7.88%, 11/01/2019	$ 344,750
320,000	CPG Merger Sub LLC(e) 8.00%, 10/01/2021	330,400
651,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	764,925
930,000	Flex Acquisition Co Inc(e) 6.88%, 01/15/2025	965,456
1,547,000	Gates Global LLC / Gates Global Co(e) 6.00%, 07/15/2022	1,589,542
185,000	Grinding Media Inc / MC Grinding Media Canada Inc(e) 7.38%, 12/15/2023	200,725
790,000	Legrand France SA 8.50%, 02/15/2025	1,013,513
940,000	Louisiana-Pacific Corp 4.88%, 09/15/2024	968,538
1,305,000	Manitowoc Foodservice Inc 9.50%, 02/15/2024	1,499,119
920,000	Masonite International Corp(e) 5.63%, 03/15/2023	962,826
950,000	MasTec Inc 4.88%, 03/15/2023	971,375
485,000	Moog Inc(e) 5.25%, 12/01/2022	507,305
940,000	Norbord Inc(e) 6.25%, 04/15/2023	1,029,300
	Novelis Corp(e)
475,000	6.25%, 08/15/2024	495,283
865,000	5.88%, 09/30/2026	877,975
745,000	Oshkosh Corp 5.38%, 03/01/2025	789,700
75,000	Pactiv LLC 8.38%, 04/15/2027	85,500
840,000	Park-Ohio Industries Inc 6.63%, 04/15/2027	905,100
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC(e)
280,000	4.80%, 07/15/2021(b) LIBOR 90 DAY + 350	285,600
565,000	7.00%, 07/15/2024	601,725
	Sealed Air Corp(e)
205,000	5.13%, 12/01/2024	220,631
445,000	6.88%, 07/15/2033	521,763
395,000	Standard Industries Inc(e) 5.00%, 02/15/2027	411,788
130,000	Tennant Co(e) 5.63%, 05/01/2025	134,875
	TransDigm Inc
300,000	6.50%, 07/15/2024	309,750
375,000	6.50%, 05/15/2025	386,250
610,000	6.38%, 06/15/2026	624,872
535,000	TTM Technologies Inc(c)(e) 5.63%, 10/01/2025	541,353
1,025,000	U.S. Concrete Inc 6.38%, 06/01/2024	1,104,437
	USG Corp(e)
410,000	5.50%, 03/01/2025	438,700
715,000	4.88%, 06/01/2027	746,281
930,000	Watco Cos LLC / Watco Finance Corp(e) 6.38%, 04/01/2023	964,875

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 675,000	Weekley Homes LLC / Weekley Finance Corp 6.00%, 02/01/2023	$ 661,500
640,000	Wrangler Buyer Corp(c)(e) 6.00%, 10/01/2025	651,200
615,000	Zekelman Industries Inc(e) 9.88%, 06/15/2023	693,413
		40,035,147
Technology — 3.75%
235,000	Ascend Learning LLC(c)(e) 6.88%, 08/01/2025	247,925
270,000	CDK Global Inc(e) 4.88%, 06/01/2027	277,425
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(e)
105,000	5.88%, 06/15/2021	109,769
685,000	5.45%, 06/15/2023	751,286
1,680,000	7.13%, 06/15/2024(f)	1,855,947
	First Data Corp(e)
215,000	5.38%, 08/15/2023	224,890
1,180,000	7.00%, 12/01/2023	1,260,004
765,000	5.75%, 01/15/2024	800,381
1,435,000	Inception Merger Sub Inc / Rackspace Hosting Inc(e)(f) 8.63%, 11/15/2024	1,530,069
1,495,000	Infor Software Parent LLC / Infor Software Parent Inc(e)(i) 7.13%, 05/01/2021 PIK rate, 7.88%	1,521,611
805,000	Infor US Inc 6.50%, 05/15/2022	834,680
375,000	Micron Technology Inc(c)(e) 5.25%, 01/15/2024	395,591
1,475,000	Solera LLC / Solera Finance Inc(e) 10.50%, 03/01/2024	1,679,214
		11,488,792
Utilities — 3.00%
	AES Corp
765,000	7.38%, 07/01/2021	874,089
1,105,000	5.50%, 04/15/2025	1,161,631
260,000	5.13%, 09/01/2027	266,500
	Calpine Corp
90,000	5.88%, 01/15/2024(e)	93,042
1,125,000	5.75%, 01/15/2025(f)	1,061,719
355,000	5.25%, 06/01/2026(c)(e)	353,225
	Dynegy Inc
450,000	7.38%, 11/01/2022(f)	470,250
1,165,000	7.63%, 11/01/2024(f)	1,207,231
185,000	8.00%, 01/15/2025(c)(e)	191,475
645,000	8.13%, 01/30/2026(c)(e)	664,350
	GenOn Americas Generation LLC(g)(h)
445,000	8.50%, 10/01/2021(f)	408,288
150,000	9.13%, 05/01/2031	136,875
125,000	GenOn Energy Inc(f)(g)(h) 9.88%, 10/15/2020	90,938
Principal Amount(a)		Fair Value
Utilities — (continued)
	NRG Energy Inc
$364,000	7.88%, 05/15/2021(f)	$ 374,465
480,000	7.25%, 05/15/2026	514,800
725,000	6.63%, 01/15/2027	759,437
560,000	Southern Star Central Corp(e) 5.13%, 07/15/2022	577,500
		9,205,815
TOTAL CORPORATE BONDS AND NOTES — 87.97% (Cost $263,007,659)		$ 269,859,862
CONVERTIBLE BONDS
Communications — 0.19%
532,000	DISH Network Corp 3.38%, 08/15/2026	595,175
Technology — 0.17%
422,000	ON Semiconductor Corp 1.00%, 12/01/2020	503,499
TOTAL CONVERTIBLE BONDS — 0.36% (Cost $963,486)		$ 1,098,674
Shares
COMMON STOCK
Communications — 0.17%
1,460	Charter Communications Inc Class A(o)	530,593
Consumer, Cyclical — 0.10%
11,825	Eldorado Resorts Inc(f)(o)	303,311
Consumer, Non-Cyclical — 0.16%
35,200	Community Health Systems Inc(f)(o)	270,336
5,240	Live Nation Entertainment Inc(o)	228,202
		498,538
Energy — 0.46%
32,610	Halcon Resources Corp(o)	221,748
32,987	Keane Group Inc(f)(o)	550,223
70	MWO Holdings LLC(c)(l)(m)(o)	5,670
11,893	SandRidge Energy Inc(f)(o)	238,930
17,520	Seven Generations Energy Ltd(o)	277,175
3,943	Triangle USA Petroleum Corp(l)(m)(o)	54,256

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Energy — (continued)
227	Vantage Drilling International(o)	$ 41,995
		1,389,997
Financial — 0.60%
32,405	Ally Financial Inc	786,145
11,116	CIT Group Inc	545,240
13,624	Gaming & Leisure Properties Inc REIT	502,590
		1,833,975
Industrial — 0.16%
8,690	Berry Plastics Group Inc(o)	492,289
		492,289
TOTAL COMMON STOCK — 1.65% (Cost $6,348,618)		$ 5,048,703
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.18%
729	Allergan PLC, 5.50%	534,448
Energy — 0.03%
101	Triangle USA Petroleum Corp, 0.00%(l)(m)(o)	101,000
Financial — 0.55%
6,185	American Tower Corp, 5.50%	752,637
493	Crown Castle International Corp, 6.88%	522,679
15,268	EPR Properties Series C, 5.75%	422,971
		1,698,287
Industrial — 0.09%
2,525	Belden Inc, 6.75%	272,952
TOTAL CONVERTIBLE PREFERRED STOCK — 0.85% (Cost $2,573,403)		$ 2,606,687
PREFERRED STOCK
Communications — 0.17%
5,180	T-Mobile USA Inc	516,860
Financial — 0.27%
13,425	Federal National Mortgage Association	93,572
16,517	GMAC Capital Trust I	436,049
Shares		Fair Value
Financial — (continued)
6,157	iStar Financial Inc	$ 305,387
		835,008
TOTAL PREFERRED STOCK — 0.44% (Cost $1,406,303)		$ 1,351,868
RIGHTS
Utilities — 0.01%
18,138	Texas Competitive Electric Holdings(l)(m)(o)	22,672
TOTAL RIGHTS — 0.01% (Cost $20,531)		$ 22,672
WARRANTS
Energy — 0.00%(p)
8,858	Halcon Resources Corp(o)	4,872
TOTAL WARRANTS — 0.00%(p) (Cost $31,890)		$ 4,872
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.63%
$5,000,000	Federal Farm Credit Banks Funding Corp 0.71%, 10/02/2017	4,999,806
U.S. Treasury Bonds and Notes — 0.05%
	U.S. Treasury Bills
2,000	1.02%, 12/07/2017	1,996
3,000	1.03%, 12/14/2017	2,994
10,000	1.04%, 01/11/2018(q)	9,971
124,000	1.06%, 01/18/2018(q)	123,605
		138,566
Repurchase Agreements — 9.08%
3,299,527	Undivided interest of 36.89% in a repurchase agreement (principal amount/value $7,419,623 with a maturity value of $7,420,266) with BNP Paribas Securities Corp, 1.04%, dated 9/29/17 to be repurchased at $3,299,527 on 10/2/17 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 12/7/17 - 4/15/29, with a value of $7,568,016.(r)	3,299,527

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$8,188,654	Undivided interest of 4.59% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $8,188,654 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(r)	$ 8,188,654
8,188,654	Undivided interest of 4.62% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $8,188,654 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(r)	8,188,654
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$8,188,654	Undivided interest of 7.21% in a repurchase agreement (principal amount/value $93,605,440 with a maturity value of $93,613,708) with Scotia Capital (USA) Inc, 1.06%, dated 9/29/17 to be repurchased at $8,188,654 on 10/2/17 collateralized by various U.S. Government Agency securities, 3.00%, 7/20/46 - 8/20/47, with a value of $95,485,983.(r)	$ 8,188,654
		27,865,489
SHORT TERM INVESTMENTS — 10.76% (Cost $33,003,861)		$ 33,003,861
TOTAL INVESTMENTS — 106.74% (Cost $322,362,245)		$327,416,523
OTHER ASSETS & LIABILITIES, NET — (6.74)%		$ (20,668,911)
TOTAL NET ASSETS — 100.00%		$306,747,612

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
(c)	Illiquid security; at September 29, 2017, the aggregate cost and fair value of illiquid securities was $27,457,166 and $27,531,064, respectively, representing 8.98% of net assets.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 29, 2017, the aggregate cost and fair value of 144A securities was $158,520,763 and $160,747,162, respectively, representing 52.40% of net assets.
(f)	All or a portion of the security is on loan at September 29, 2017.
(g)	Security in bankruptcy at September 29, 2017.
(h)	Security in default; some interest payments received during the last 12 months. At September 29, 2017, the aggregate cost and fair value of such securities was $2,453,379 and $2,152,876, respectively, representing 0.70% of net assets.
(i)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Security in default; no interest payments received during the last 12 months. At September 29, 2017, the aggregate cost and fair value of such securities was $271 and $58, respectively, representing 0.00% of net assets.
(l)	Security is fair valued under procedures adopted by the Board of Directors.
(m)	Security is fair valued using significant unobservable inputs.
(n)	Security has no contractual maturity date and pays an indefinite stream of interest.
(o)	Non-income producing security.
(p)	Represents less than 0.005% of net assets.
(q)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(r)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TLB	Term Loan B
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
At September 29, 2017, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Bank Loans
Robert Shaw	5.75%	08/10/2024	08/04/2017	$277,924	$282,100	0.09%
Robert Shaw	10.25	02/04/2025	08/04/2017	160,091	163,763	0.05
Talbots Inc	9.74	03/19/2021	06/17/2015-06/22/2017	257,253	250,284	0.08
Traverse TLB	5.00	10/31/2024	09/21/2017	363,175	369,562	0.12
				$1,058,443	$1,065,709	0.34%
At September 29, 2017, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	683,712	EUR	572,700	December 2017	$3,596
CIT	USD	182,020	CAD	235,800	October 2017	(6,985)
HSB	USD	165,566	CAD	214,400	October 2017	(6,287)
JPM	USD	329,212	CAD	426,500	October 2017	(12,650)
JPM	USD	219,841	GBP	168,700	December 2017	(6,816)
SSB	USD	435,504	CAD	564,100	October 2017	(16,650)
WES	USD	29,804	CAD	38,600	October 2017	(1,136)
					Net Depreciation	$(46,928)
At September 29, 2017, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Amount(b)	Value	Upfront Payments/Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Depreciation	Buy/Sell Credit Protection	Payment Frequency
North America High Yield 28	$7,976,000	$0	$588,179	5.00%	June 20, 2022	$(24,394)	Buy	Quarterly
North America High Yield 29	3,988,000	(311,862)	296,868	5.00	December 20, 2022	(14,894)	Sell	Quarterly
					Net Depreciation	$(39,288)
(a) Based on an index of North American bonds with high yield credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations:
BA	Bank of America Corp
CIT	Citigroup Global Markets
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
SSB	State Street Bank
WES	Westpac
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2017

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights, Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.

September 29, 2017

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$ —	$ 14,419,324	$ —	$ 14,419,324
Corporate Bonds and Notes	—	269,859,804	58	269,859,862
Convertible Bonds	—	1,098,674	—	1,098,674
Common Stock	4,946,782	41,995	59,926	5,048,703
Convertible Preferred Stock	—	2,505,687	101,000	2,606,687
Preferred Stock	529,621	822,248	—	1,351,869
Rights	—	—	22,672	22,672
Warrants	4,872	—	—	4,872
Short Term Investments	—	33,003,861	—	33,003,861
Total investments, at fair value:	5,481,275	321,751,593	183,656	327,416,524
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	3,596	—	3,596
Total Assets	$ 5,481,275	$ 321,755,189	$ 183,656	$ 327,420,120
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (50,524)	$ —	$ (50,524)
Credit Default Swaps(a)	—	(39,288)	—	(39,288)
Total Liabilities	$ 0	$ (89,812)	$ 0	$ (89,812)
(a)	Forward Foreign Currency Contracts and Credit Default Swaps are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Restricted Securities and Illiquid Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Investments in securities include issues that are illiquid. An illiquid security may have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, the issuer’s financial performance and is valued under methods approved by the Board of Directors reflecting fair value. Illiquid securities are marked with an applicable footnote on the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $1,814,163 in forward contracts for the reporting period.

September 29, 2017

Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional amount of $4,777,624 in credit default swaps for the reporting period.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 18.15%
66,461	American Campus Communities Inc REIT	$ 2,934,253
110,826	American Homes 4 Rent REIT Class A	2,406,033
76,418	Apartment Investment & Management Co REIT Class A	3,351,694
67,112	AvalonBay Communities Inc REIT	11,974,123
44,809	Camden Property Trust REIT	4,097,783
35,364	Education Realty Trust Inc REIT	1,270,629
178,525	Equity Residential REIT	11,770,153
32,073	Essex Property Trust Inc REIT	8,147,504
40,259	Independence Realty Trust Inc REIT	409,434
45,546	JBG Smith REIT(a)	1,558,129
55,217	Mid-America Apartment Communities Inc REIT	5,901,593
9,218	NexPoint Residential Trust Inc REIT	218,743
130,048	UDR Inc REIT	4,945,725
		58,985,796
Diversified REITS — 10.11%
20,039	American Assets Trust Inc REIT	796,951
204,262	Cousins Properties Inc REIT(b)	1,907,807
99,449	Digital Realty Trust Inc REIT	11,767,800
172,896	Duke Realty Corp REIT	4,982,863
71,654	Liberty Property Trust REIT	2,942,113
9,598	PS Business Parks Inc REIT	1,281,333
112,585	Retail Properties of America Inc REIT Class A	1,478,241
83,798	Vornado Realty Trust REIT	6,442,391
37,699	Washington REIT	1,235,019
		32,834,518
Health Care REITS — 7.35%
227,930	HCP Inc REIT	6,343,292
60,168	Healthcare Realty Trust Inc REIT	1,945,833
19,165	LTC Properties Inc REIT	900,372
45,123	Quality Care Properties Inc REIT(a)	699,406
115,453	Senior Housing Properties Trust REIT	2,257,106
6,102	Universal Health Realty Income Trust REIT	460,640
173,099	Ventas Inc REIT	11,273,938
		23,880,587
Hotels REITS — 11.68%
101,904	Apple Hospitality Inc REIT	1,927,005
15,157	Ashford Hospitality Prime Inc REIT	143,992
42,650	Ashford Hospitality Trust Inc REIT	284,475
Shares		Fair Value
Hotels REITS — (continued)
29,412	Chesapeake Lodging Trust REIT	$ 793,242
97,533	DiamondRock Hospitality Co REIT	1,067,986
18,915	Hersha Hospitality Trust REIT	353,143
79,839	Hospitality Properties Trust REIT	2,274,613
359,687	Host Hotels & Resorts Inc REIT	6,650,613
55,159	LaSalle Hotel Properties REIT	1,600,714
69,943	Park Hotels & Resorts Inc REIT	1,927,629
33,373	Pebblebrook Hotel Trust REIT(b)	1,206,100
84,946	RLJ Lodging Trust REIT	1,868,812
24,967	Ryman Hospitality Properties Inc REIT(b)	1,560,188
51,305	Summit Hotel Properties Inc REIT	820,367
110,151	Sunstone Hotel Investors Inc REIT	1,770,126
179,286	Welltower Inc REIT	12,600,220
52,336	Xenia Hotels & Resorts Inc REIT	1,101,673
		37,950,898
Manufactured Homes REITS — 2.12%
42,308	Equity LifeStyle Properties Inc REIT	3,599,564
38,454	Sun Communities Inc REIT	3,294,739
		6,894,303
Office Property REITS — 15.19%
45,505	Alexandria Real Estate Equities Inc REIT	5,413,730
75,003	Boston Properties Inc REIT	9,216,369
84,737	Brandywine Realty Trust REIT	1,482,050
59,215	Columbia Property Trust Inc REIT	1,289,111
48,444	Corporate Office Properties Trust REIT	1,590,416
74,158	Douglas Emmett Inc REIT	2,923,308
18,725	Easterly Government Properties Inc REIT(b)	387,046
60,622	Equity Commonwealth REIT(a)	1,842,909
28,973	First Potomac Realty Trust REIT	322,759
129,896	Forest City Realty Trust Inc REIT Class A	3,313,647
53,105	Franklin Street Properties Corp REIT	563,975
49,995	Highwoods Properties Inc REIT	2,604,240
75,322	Hudson Pacific Properties Inc REIT	2,525,547
47,896	Kilroy Realty Corp REIT	3,406,363
43,911	Mack-Cali Realty Corp REIT	1,041,130
26,492	NorthStar Realty Europe Corp REIT	339,362
98,922	Paramount Group Inc REIT(b)	1,582,752
20,861	Parkway Inc REIT	480,429

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
71,151	Piedmont Office Realty Trust Inc REIT Class A	$ 1,434,404
48,101	SL Green Realty Corp REIT	4,873,593
62,361	Starwood Waypoint Homes REIT	2,268,070
23,362	Tier Inc REIT	450,887
		49,352,097
Regional Malls REITS — 11.45%
83,670	CBL & Associates Properties Inc REIT(b)	701,991
304,362	GGP Inc REIT	6,321,599
52,752	Macerich Co REIT(b)	2,899,778
33,170	Pennsylvania REIT(b)	347,953
151,075	Simon Property Group Inc REIT	24,324,586
46,525	Tanger Factory Outlet Centers Inc REIT(b)	1,136,141
29,642	Taubman Centers Inc REIT	1,473,207
		37,205,255
Shopping Centers REITS — 7.85%
40,940	Acadia Realty Trust REIT	1,171,703
147,700	Brixmor Property Group Inc REIT	2,776,760
39,452	Cedar Realty Trust Inc REIT	221,720
149,039	DDR Corp REIT	1,365,197
35,118	Federal Realty Investment Trust REIT	4,362,007
206,881	Kimco Realty Corp REIT	4,044,523
40,761	Kite Realty Group Trust REIT	825,410
37,851	Ramco-Gershenson Properties Trust REIT	492,441
71,917	Regency Centers Corp REIT	4,461,731
52,857	Retail Opportunity Investments Corp REIT	1,004,811
5,804	Saul Centers Inc REIT	359,326
12,201	Seritage Growth Properties REIT(b)	562,100
51,581	Urban Edge Properties REIT	1,244,134
91,217	Washington Prime Group Inc REIT	759,838
58,340	Weingarten Realty Investors REIT	1,851,712
		25,503,413
Single Tenant REITS — 0.27%
38,143	Invitation Homes Inc REIT(b)	863,939
Storage REITS — 7.73%
87,569	CubeSmart REIT	2,273,291
61,197	Extra Space Storage Inc REIT	4,890,864
22,679	Life Storage Inc REIT(b)	1,855,369
21,359	National Storage Affiliates Trust REIT	517,742
Shares		Fair Value
Storage REITS — (continued)
72,731	Public Storage REIT	$ 15,563,707
		25,100,973
Warehouse/Industry REITS — 7.15%
45,386	DCT Industrial Trust Inc REIT	2,628,757
16,581	EastGroup Properties Inc REIT	1,461,118
58,296	First Industrial Realty Trust Inc REIT	1,754,127
258,501	Prologis Inc REIT	16,404,473
34,584	Rexford Industrial Realty Inc REIT	989,794
		23,238,269
TOTAL COMMON STOCK — 99.05% (Cost $300,999,005)		$321,810,048
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.12%
$2,945,272	Undivided interest of 1.65% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $2,945,272 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(c)	2,945,272
2,945,272	Undivided interest of 1.66% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $2,945,272 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(c)	2,945,272

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,318,900	Undivided interest of 20.32% in a repurchase agreement (principal amount/value $5,359,875 with a maturity value of $5,360,344) with HSBC Securities (USA) Inc, 1.05%, dated 9/29/17 to be repurchased at $1,318,900 on 10/2/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.50% - 6.50%, 5/1/22 - 8/1/47, with a value of $5,467,099.(c)	$ 1,318,900
2,945,272	Undivided interest of 27.52% in a repurchase agreement (principal amount/value $9,246,672 with a maturity value of $9,247,496) with TD Securities (USA) Inc, 1.07%, dated 9/29/17 to be repurchased at $2,945,272 on 10/2/17 collateralized by various U.S. Government Agency securities, 0.00% - 4.00%, 11/24/17 - 9/1/47, with a value of $9,431,628.(c)	2,945,272
SHORT TERM INVESTMENTS — 3.12% (Cost $10,154,716)		$ 10,154,716
TOTAL INVESTMENTS — 102.17% (Cost $311,153,721)		$331,964,764
OTHER ASSETS & LIABILITIES, NET — (2.17)%		$ (7,058,517)
TOTAL NET ASSETS — 100.00%		$324,906,247
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 29, 2017.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 29, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation
S&P 500® Emini Long Futures	22	2,767,710	December 2017	$12,775
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

September 29, 2017

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 321,810,048	$ —	$ —	$ 321,810,048
Short Term Investments	—	10,154,716	—	10,154,716
Total investments, at fair value:	321,810,048	10,154,716	0	331,964,764
Other Financial Investments:
Futures Contracts(a)	12,775	—	—	12,775
Total Assets	$ 321,822,823	$ 10,154,716	$ 0	$ 331,977,539
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 21 futures contracts for the reporting period.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.42%
35	AdvanSix Inc(a)	$ 1,391
31,470	Air Products & Chemicals Inc	4,758,893
16,237	Albemarle Corp	2,213,266
34,057	CF Industries Holdings Inc	1,197,444
339,080	DowDuPont Inc	23,474,509
21,488	Eastman Chemical Co	1,944,449
18,772	FMC Corp	1,676,527
194,853	Freeport-McMoRan Inc(a)	2,735,736
11,370	International Flavors & Fragrances Inc	1,624,887
58,977	International Paper Co	3,351,073
47,167	LyondellBasell Industries NV Class A	4,671,891
63,630	Monsanto Co	7,624,147
51,541	Mosaic Co	1,112,770
76,789	Newmont Mining Corp	2,880,355
47,106	Nucor Corp	2,639,820
37,492	PPG Industries Inc	4,073,881
41,748	Praxair Inc	5,833,866
11,779	Sherwin-Williams Co	4,217,353
		76,032,258
Communications — 13.45%
43,278	Alphabet Inc Class A(a)	42,140,654
43,868	Alphabet Inc Class C(a)	42,074,237
57,944	Amazon.com Inc(a)	55,704,464
893,711	AT&T Inc	35,006,660
53,646	CBS Corp Class B	3,111,468
78,173	CenturyLink Inc(b)	1,477,470
29,232	Charter Communications Inc Class A(a)	10,623,493
725,727	Cisco Systems Inc	24,406,199
683,603	Comcast Corp Class A	26,305,043
21,810	Discovery Communications Inc Class A(a)(b)	464,335
30,483	Discovery Communications Inc Class C(a)	617,586
33,310	DISH Network Corp Class A(a)	1,806,401
144,656	eBay Inc(a)	5,563,470
17,755	Expedia Inc	2,555,655
9,167	F5 Networks Inc(a)	1,105,173
344,471	Facebook Inc Class A(a)	58,859,760
56,791	Interpublic Group of Cos Inc	1,180,685
56,449	Juniper Networks Inc	1,570,976
42,295	Level 3 Communications Inc(a)	2,253,901
23,370	Motorola Solutions Inc	1,983,412
62,744	Netflix Inc(a)	11,378,624
56,166	News Corp Class A	744,761
13,531	News Corp Class B	184,698
34,435	Omnicom Group Inc	2,550,600
7,130	Priceline Group Inc(a)	13,053,747
13,380	Scripps Networks Interactive Inc Class A	1,149,208
89,785	Symantec Corp	2,945,846
113,035	Time Warner Inc	11,580,436
16,826	TripAdvisor Inc(a)(b)	681,958
Shares		Fair Value
Communications — (continued)
154,081	Twenty-First Century Fox Inc Class A	$ 4,064,657
63,825	Twenty-First Century Fox Inc Class B	1,646,047
13,106	VeriSign Inc(a)(b)	1,394,347
592,843	Verizon Communications Inc	29,339,800
50,268	Viacom Inc Class B	1,399,461
224,308	Walt Disney Co	22,110,040
		423,035,272
Consumer, Cyclical — 8.56%
10,583	Advance Auto Parts Inc	1,049,834
17,595	Alaska Air Group Inc	1,341,971
62,990	American Airlines Group Inc	2,991,395
4,149	AutoZone Inc(a)	2,469,111
38,665	Best Buy Co Inc	2,202,358
29,299	BorgWarner Inc	1,500,988
27,358	CarMax Inc(a)(b)	2,074,010
59,268	Carnival Corp	3,826,935
3,646	Chipotle Mexican Grill Inc(a)(b)	1,122,348
39,881	Coach Inc	1,606,407
63,575	Costco Wholesale Corp	10,444,737
148,131	CVS Health Corp	12,046,013
18,273	Darden Restaurants Inc	1,439,547
38,907	Delphi Automotive PLC	3,828,449
96,803	Delta Air Lines Inc	4,667,841
36,961	Dollar General Corp	2,995,689
34,112	Dollar Tree Inc(a)	2,961,604
48,664	DR Horton Inc	1,943,153
42,788	Fastenal Co	1,950,277
19,890	Foot Locker Inc	700,526
566,480	Ford Motor Co	6,780,766
30,318	Gap Inc	895,291
190,593	General Motors Co	7,696,145
20,958	Genuine Parts Co	2,004,633
36,817	Goodyear Tire & Rubber Co	1,224,165
53,324	Hanesbrands Inc(b)	1,313,903
24,953	Harley-Davidson Inc	1,202,984
16,082	Hasbro Inc	1,570,729
29,939	Hilton Worldwide Holdings Inc	2,079,264
171,313	Home Depot Inc	28,019,954
24,478	Kohl's Corp	1,117,421
35,280	L Brands Inc(b)	1,468,001
19,676	Leggett & Platt Inc	939,135
29,529	Lennar Corp Class A	1,559,131
45,215	LKQ Corp(a)	1,627,288
122,688	Lowe's Cos Inc	9,807,679
45,380	Macy's Inc	990,192
45,354	Marriott International Inc Class A	5,000,732
50,190	Mattel Inc(b)	776,941
117,714	McDonald's Corp	18,443,429
75,231	MGM Resorts International	2,451,778
22,489	Michael Kors Holdings Ltd(a)	1,076,099
8,952	Mohawk Industries Inc(a)	2,215,709
71,224	Newell Brands Inc	3,039,128
190,951	NIKE Inc Class B	9,900,809

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
15,734	Nordstrom Inc(b)	$ 741,858
12,791	O'Reilly Automotive Inc(a)	2,754,798
50,313	PACCAR Inc	3,639,642
42,608	PulteGroup Inc	1,164,477
11,420	PVH Corp	1,439,605
7,869	Ralph Lauren Corp	694,754
57,110	Ross Stores Inc	3,687,593
25,005	Royal Caribbean Cruises Ltd	2,964,093
8,787	Signet Jewelers Ltd(b)	584,775
80,028	Southwest Airlines Co	4,479,967
210,297	Starbucks Corp	11,295,052
80,096	Target Corp	4,726,465
14,838	Tiffany & Co	1,361,832
92,467	TJX Cos Inc	6,817,592
18,610	Tractor Supply Co	1,177,827
8,302	Ulta Salon Cosmetics & Fragrance Inc(a)	1,876,750
27,387	Under Armour Inc Class A(a)(b)	451,338
26,045	Under Armour Inc Class C(a)(b)	391,196
37,580	United Continental Holdings Inc(a)	2,287,870
46,907	VF Corp	2,981,878
133,741	Walgreens Boots Alliance Inc	10,327,480
212,718	Wal-Mart Stores Inc	16,621,784
10,606	Whirlpool Corp	1,956,171
7,788	WW Grainger Inc(b)	1,399,893
15,533	Wyndham Worldwide Corp	1,637,333
11,390	Wynn Resorts Ltd	1,696,199
50,104	Yum! Brands Inc	3,688,155
		269,210,876
Consumer, Non-Cyclical — 22.44%
252,002	Abbott Laboratories	13,446,827
231,341	AbbVie Inc	20,556,961
48,306	Aetna Inc	7,681,137
32,348	Alexion Pharmaceuticals Inc(a)	4,538,101
10,483	Align Technology Inc(a)	1,952,668
48,712	Allergan PLC	9,983,524
278,818	Altria Group Inc	17,682,638
23,809	AmerisourceBergen Corp	1,970,195
106,041	Amgen Inc	19,771,344
38,243	Anthem Inc	7,261,581
82,963	Archer-Daniels-Midland Co	3,526,757
65,108	Automatic Data Processing Inc	7,117,607
12,468	Avery Dennison Corp	1,226,103
72,849	Baxter International Inc	4,571,275
33,045	Becton Dickinson & Co	6,475,168
30,727	Biogen Inc(a)	9,621,238
199,405	Boston Scientific Corp(a)	5,816,644
239,393	Bristol-Myers Squibb Co	15,258,910
28,458	Brown-Forman Corp Class B	1,545,269
27,657	Campbell Soup Co	1,294,901
46,200	Cardinal Health Inc	3,091,704
113,570	Celgene Corp(a)	16,560,777
24,613	Centene Corp(a)	2,381,800
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
36,488	Church & Dwight Co Inc	$ 1,767,844
36,590	Cigna Corp	6,840,135
12,200	Cintas Corp	1,760,216
18,372	Clorox Co	2,423,451
558,982	Coca-Cola Co	25,159,780
128,104	Colgate-Palmolive Co	9,332,376
59,621	ConAgra Foods Inc	2,011,613
24,984	Constellation Brands Inc Class A	4,983,059
7,100	Cooper Cos Inc	1,683,481
70,246	Coty Inc Class A	1,161,166
10,519	CR Bard Inc	3,371,339
88,929	Danaher Corp	7,628,330
22,566	DaVita HealthCare Partners Inc(a)	1,340,195
33,092	Dentsply Sirona Inc	1,979,233
26,964	Dr Pepper Snapple Group Inc	2,385,505
38,167	Ecolab Inc	4,908,658
30,575	Edwards Lifesciences Corp(a)	3,342,153
141,261	Eli Lilly & Co	12,083,466
16,354	Envision Healthcare Corp(a)	735,112
17,564	Equifax Inc	1,861,608
32,534	Estee Lauder Cos Inc Class A	3,508,467
83,933	Express Scripts Holding Co(a)	5,314,638
13,115	Gartner Inc(a)	1,631,637
83,376	General Mills Inc(b)	4,315,542
189,907	Gilead Sciences Inc	15,386,265
22,396	Global Payments Inc	2,128,292
30,715	H&R Block Inc	813,333
41,392	HCA Holdings Inc(a)	3,294,389
23,212	Henry Schein Inc(a)	1,903,152
19,926	Hershey Co	2,175,321
41,051	Hologic Inc(a)	1,506,161
39,963	Hormel Foods Corp	1,284,411
21,002	Humana Inc	5,116,717
13,053	IDEXX Laboratories Inc(a)	2,029,611
52,792	IHS Markit Ltd(a)	2,327,071
21,190	Illumina Inc(a)	4,221,048
24,540	Incyte Corp(a)	2,864,800
5,418	Intuitive Surgical Inc(a)	5,666,578
16,908	JM Smucker Co	1,774,156
390,054	Johnson & Johnson	50,710,921
36,113	Kellogg Co	2,252,368
51,589	Kimberly-Clark Corp	6,070,993
86,946	Kraft Foods Group Inc	6,742,662
133,180	Kroger Co	2,671,591
15,179	Laboratory Corp of America Holdings(a)	2,291,574
16,958	McCormick & Co Inc	1,740,569
30,604	McKesson Corp	4,701,080
196,857	Medtronic PLC	15,309,569
397,360	Merck & Co Inc	25,442,961
26,134	Molson Coors Brewing Co Class B	2,133,580
220,328	Mondelez International Inc Class A	8,958,536
60,276	Monster Beverage Corp(a)	3,330,249

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
24,187	Moody's Corp	$ 3,367,072
77,936	Mylan NV(a)	2,444,852
48,474	Nielsen Holdings PLC	2,009,247
12,864	Patterson Cos Inc	497,194
164,255	PayPal Holdings Inc(a)	10,517,248
207,608	PepsiCo Inc	23,133,759
19,274	Perrigo Co PLC	1,631,544
866,778	Pfizer Inc	30,943,975
225,789	Philip Morris International Inc	25,064,837
370,582	Procter & Gamble Co	33,715,550
20,442	Quanta Services Inc(a)	763,918
20,127	Quest Diagnostics Inc	1,884,692
22,027	Quintiles Transnational Holdings Inc(a)	2,094,107
11,104	Regeneron Pharmaceuticals Inc(a)	4,964,820
20,728	ResMed Inc	1,595,227
17,967	Robert Half International Inc	904,459
37,520	S&P Global Inc	5,864,751
46,751	Stryker Corp	6,639,577
71,265	Sysco Corp	3,844,747
58,160	Thermo Fisher Scientific Inc	11,003,872
24,365	Total System Services Inc	1,595,908
41,619	Tyson Foods Inc Class A	2,932,059
11,829	United Rentals Inc(a)	1,641,155
140,510	UnitedHealth Group Inc	27,518,883
13,360	Universal Health Services Inc Class B	1,482,158
13,377	Varian Medical Systems Inc(a)	1,338,503
22,353	Verisk Analytics Inc(a)	1,859,546
36,251	Vertex Pharmaceuticals Inc(a)	5,511,602
68,397	Western Union Co	1,313,222
29,064	Zimmer Biomet Holdings Inc	3,403,104
71,539	Zoetis Inc	4,561,327
		705,753,006
Diversified — 0.04%
45,248	Leucadia National Corp	1,142,512
Energy — 6.08%
80,908	Anadarko Petroleum Corp	3,952,356
20,978	Andeavor Corp	2,163,881
56,006	Apache Corp	2,565,075
60,903	Baker Hughes	2,230,268
68,802	Cabot Oil & Gas Corp	1,840,454
131,966	Chesapeake Energy Corp(a)(b)	567,454
275,197	Chevron Corp	32,335,648
13,878	Cimarex Energy Co	1,577,512
21,620	Concho Resources Inc(a)	2,847,786
176,854	ConocoPhillips	8,851,543
76,978	Devon Energy Corp	2,825,862
83,829	EOG Resources Inc	8,109,617
25,041	EQT Corp(b)	1,633,675
615,953	Exxon Mobil Corp	50,495,827
125,144	Halliburton Co	5,760,378
Shares		Fair Value
Energy — (continued)
15,522	Helmerich & Payne Inc(b)	$ 808,851
39,053	Hess Corp	1,831,195
280,438	Kinder Morgan Inc	5,378,801
125,913	Marathon Oil Corp	1,707,380
73,572	Marathon Petroleum Corp	4,125,918
55,567	National Oilwell Varco Inc	1,985,409
28,618	Newfield Exploration Co(a)	849,096
70,708	Noble Energy Inc	2,005,279
111,013	Occidental Petroleum Corp	7,128,145
56,178	ONEOK Inc	3,112,823
62,442	Phillips 66	5,720,312
24,691	Pioneer Natural Resources Co	3,642,910
32,815	Range Resources Corp(b)	642,190
202,202	Schlumberger Ltd	14,105,611
63,826	TechnipFMC PLC(a)	1,782,022
64,865	Valero Energy Corp	4,990,064
119,937	Williams Cos Inc	3,599,309
		191,172,651
Financial — 18.78%
7,835	Affiliated Managers Group Inc	1,487,318
57,930	Aflac Inc	4,714,923
13,606	Alexandria Real Estate Equities Inc REIT	1,618,706
7,015	Alliance Data Systems Corp	1,554,173
52,890	Allstate Corp	4,861,120
106,626	American Express Co	9,645,388
131,288	American International Group Inc	8,059,770
62,370	American Tower Corp REIT	8,524,732
21,791	Ameriprise Financial Inc	3,236,181
36,962	Aon PLC	5,400,148
23,480	Apartment Investment & Management Co REIT Class A	1,029,833
25,315	Arthur J Gallagher & Co	1,558,138
8,055	Assurant Inc	769,414
19,781	AvalonBay Communities Inc REIT	3,529,326
1,425,940	Bank of America Corp	36,133,320
151,447	Bank of New York Mellon Corp	8,029,720
118,746	BB&T Corp	5,573,937
279,630	Berkshire Hathaway Inc Class B(a)	51,261,772
18,014	BlackRock Inc	8,053,879
22,092	Boston Properties Inc REIT	2,714,665
14,356	Brighthouse Financial Inc(a)	872,845
69,510	Capital One Financial Corp	5,884,717
16,389	CBOE Holdings Inc	1,763,948
42,567	CBRE Group Inc Class A(a)	1,612,438
173,201	Charles Schwab Corp	7,575,812
67,962	Chubb Ltd	9,687,983
21,979	Cincinnati Financial Corp	1,682,932
395,949	Citigroup Inc	28,801,330
73,328	Citizens Financial Group Inc	2,776,931
49,300	CME Group Inc	6,689,024
24,625	Comerica Inc	1,877,902

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
58,957	Crown Castle International Corp REIT	$ 5,894,521
29,736	Digital Realty Trust Inc REIT	3,518,661
55,265	Discover Financial Services	3,563,487
51,953	Duke Realty Corp REIT	1,497,285
40,757	E*TRADE Financial Corp(a)	1,777,413
11,357	Equinix Inc REIT	5,068,629
52,421	Equity Residential REIT	3,456,117
9,574	Essex Property Trust Inc REIT	2,432,083
6,138	Everest Re Group Ltd	1,401,858
18,453	Extra Space Storage Inc REIT	1,474,764
10,435	Federal Realty Investment Trust REIT	1,296,131
109,263	Fifth Third Bancorp	3,057,179
47,819	Franklin Resources Inc	2,128,424
91,006	GGP Inc REIT	1,890,195
52,287	Goldman Sachs Group Inc	12,401,954
53,494	Hartford Financial Services Group Inc	2,965,172
68,843	HCP Inc REIT	1,915,901
104,993	Host Hotels & Resorts Inc REIT	1,941,321
154,236	Huntington Bancshares Inc	2,153,135
86,208	Intercontinental Exchange Inc	5,922,490
59,281	Invesco Ltd	2,077,206
38,423	Iron Mountain Inc REIT	1,494,655
511,397	JPMorgan Chase & Co	48,843,527
157,007	KeyCorp	2,954,872
62,190	Kimco Realty Corp REIT	1,215,815
33,140	Lincoln National Corp	2,435,127
40,936	Loews Corp	1,959,197
22,459	M&T Bank Corp	3,616,797
15,824	Macerich Co REIT	869,845
74,483	Marsh & McLennan Cos Inc	6,242,420
135,701	MasterCard Inc Class A	19,160,981
154,462	MetLife Inc	8,024,301
16,505	Mid-America Apartment Communities Inc REIT	1,764,054
205,515	Morgan Stanley	9,899,658
16,999	NASDAQ OMX Group Inc	1,318,612
42,119	Navient Corp	632,627
30,495	Northern Trust Corp	2,803,405
47,443	People's United Financial Inc	860,616
69,641	PNC Financial Services Group Inc	9,385,518
38,224	Principal Financial Group Inc	2,459,332
83,629	Progressive Corp	4,049,316
76,994	Prologis Inc REIT	4,886,039
62,283	Prudential Financial Inc	6,621,929
21,871	Public Storage REIT	4,680,175
18,521	Raymond James Financial Inc	1,561,876
39,902	Realty Income Corp REIT	2,281,995
21,816	Regency Centers Corp REIT	1,353,465
176,920	Regions Financial Corp	2,694,492
17,491	SBA Communications Corp REIT(a)	2,519,579
Shares		Fair Value
Financial — (continued)
45,172	Simon Property Group Inc REIT	$ 7,273,144
14,896	SL Green Realty Corp REIT	1,509,263
54,345	State Street Corp	5,192,121
69,747	SunTrust Banks Inc	4,168,778
108,648	Synchrony Financial	3,373,520
35,297	T Rowe Price Group Inc	3,199,673
15,716	Torchmark Corp	1,258,694
40,647	Travelers Cos Inc	4,980,070
39,323	UDR Inc REIT	1,495,454
33,152	Unum Group	1,695,062
230,306	US Bancorp	12,342,099
52,180	Ventas Inc REIT	3,398,483
265,855	Visa Inc Class A	27,978,580
25,081	Vornado Realty Trust REIT	1,928,227
649,248	Wells Fargo & Co	35,806,027
52,769	Welltower Inc REIT	3,708,605
109,579	Weyerhaeuser Co REIT	3,728,973
19,516	Willis Towers Watson PLC	3,009,953
37,988	XL Group Ltd	1,498,627
30,134	Zions Bancorporation	1,421,722
		590,373,551
Industrial — 10.20%
86,962	3M Co	18,253,324
6,391	Acuity Brands Inc(b)	1,094,651
47,177	Agilent Technologies Inc	3,028,763
14,019	Allegion PLC	1,212,223
34,236	AMETEK Inc	2,260,946
44,822	Amphenol Corp Class A	3,793,734
21,523	AO Smith Corp	1,279,112
56,402	Arconic Inc	1,403,282
50,256	Ball Corp	2,075,573
80,746	Boeing Co	20,526,441
85,985	Caterpillar Inc	10,723,189
21,160	CH Robinson Worldwide Inc(b)	1,610,276
131,256	Corning Inc	3,927,180
132,728	CSX Corp	7,201,821
22,898	Cummins Inc	3,847,551
46,484	Deere & Co	5,837,926
22,596	Dover Corp	2,065,048
64,848	Eaton Corp PLC	4,979,678
93,704	Emerson Electric Co	5,888,359
26,335	Expeditors International of Washington Inc	1,576,413
35,681	FedEx Corp	8,048,920
20,078	FLIR Systems Inc	781,235
17,880	Flowserve Corp	761,509
20,170	Fluor Corp	849,157
44,368	Fortive Corp	3,140,811
22,953	Fortune Brands Home & Security Inc	1,543,130
16,829	Garmin Ltd(b)	908,261
40,473	General Dynamics Corp	8,320,439
1,258,224	General Electric Co	30,423,856
17,743	Harris Corp	2,336,398
110,835	Honeywell International Inc	15,709,753
45,290	Illinois Tool Works Inc	6,701,108

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
36,865	Ingersoll-Rand PLC	$ 3,287,252
18,474	Jacobs Engineering Group Inc	1,076,480
12,505	JB Hunt Transport Services Inc	1,389,055
135,043	Johnson Controls International PLC	5,440,883
15,625	Kansas City Southern	1,698,125
11,325	L3 Technologies Inc	2,133,970
36,412	Lockheed Martin Corp	11,298,280
8,991	Martin Marietta Materials Inc	1,854,214
47,206	Masco Corp	1,841,506
3,702	Mettler-Toledo International Inc(a)	2,318,044
42,105	Norfolk Southern Corp	5,567,965
25,468	Northrop Grumman Corp	7,327,653
13,763	Packaging Corp of America	1,578,341
19,219	Parker-Hannifin Corp	3,363,709
24,212	Pentair PLC	1,645,448
15,823	PerkinElmer Inc	1,091,312
42,486	Raytheon Co	7,927,038
33,990	Republic Services Inc	2,245,379
18,625	Rockwell Automation Inc	3,319,161
23,696	Rockwell Collins Inc	3,097,304
14,855	Roper Technologies Inc	3,615,707
27,676	Sealed Air Corp	1,182,319
8,560	Snap-on Inc	1,275,526
21,832	Stanley Black & Decker Inc	3,295,977
12,460	Stericycle Inc(a)	892,385
51,356	TE Connectivity Ltd	4,265,629
38,297	Textron Inc	2,063,442
7,093	TransDigm Group Inc	1,813,326
116,317	Union Pacific Corp	13,489,283
100,096	United Parcel Service Inc Class B	12,020,529
108,171	United Technologies Corp	12,556,490
18,945	Vulcan Materials Co	2,265,822
59,043	Waste Management Inc	4,621,296
11,597	Waters Corp(a)	2,081,893
37,421	Westrock Co	2,122,893
26,428	Xylem Inc	1,655,186
		320,828,889
Technology — 14.69%
90,233	Accenture PLC Class A	12,187,771
109,710	Activision Blizzard Inc	7,077,392
71,705	Adobe Systems Inc(a)	10,696,952
111,739	Advanced Micro Devices Inc(a)(b)	1,424,672
25,394	Akamai Technologies Inc(a)	1,237,196
52,896	Analog Devices Inc	4,558,048
12,522	ANSYS Inc(a)	1,536,825
750,642	Apple Inc	115,688,945
154,989	Applied Materials Inc	8,073,377
31,854	Autodesk Inc(a)	3,575,930
59,090	Broadcom Ltd	14,331,689
45,916	CA Inc	1,532,676
40,721	Cadence Design Systems Inc(a)	1,607,258
45,778	Cerner Corp(a)	3,264,887
Shares		Fair Value
Technology — (continued)
20,918	Citrix Systems Inc(a)	$ 1,606,921
86,141	Cognizant Technology Solutions Corp Class A	6,248,668
23,757	CSRA Inc	766,638
41,115	DXC Technology Co	3,530,956
44,929	Electronic Arts Inc(a)	5,304,318
48,308	Fidelity National Information Services Inc	4,511,484
30,883	Fiserv Inc(a)	3,982,672
243,317	Hewlett Packard Enterprise Co	3,579,193
243,945	HP Inc	4,869,142
683,451	Intel Corp	26,025,814
125,955	International Business Machines Corp	18,273,551
35,289	Intuit Inc	5,015,978
22,498	KLA-Tencor Corp	2,384,788
23,597	Lam Research Corp	4,366,389
33,548	Microchip Technology Inc(b)	3,011,963
161,903	Micron Technology Inc(a)	6,367,645
1,119,338	Microsoft Corp	83,379,488
39,160	NetApp Inc	1,713,642
87,196	NVIDIA Corp	15,588,029
438,852	Oracle Corp	21,218,494
46,151	Paychex Inc	2,767,214
18,880	Qorvo Inc(a)(b)	1,334,438
214,827	QUALCOMM Inc	11,136,632
25,773	Red Hat Inc(a)	2,857,195
99,224	Salesforce.com Inc(a)	9,269,506
43,954	Seagate Technology PLC(b)	1,457,954
26,701	Skyworks Solutions Inc	2,720,832
21,839	Synopsys Inc(a)	1,758,695
143,878	Texas Instruments Inc	12,897,224
42,539	Western Digital Corp	3,675,370
31,662	Xerox Corp	1,054,028
36,166	Xilinx Inc	2,561,638
		462,030,117
Utilities — 3.11%
97,500	AES Corp	1,074,450
33,579	Alliant Energy Corp	1,395,879
35,893	Ameren Corp	2,076,051
71,298	American Electric Power Co Inc	5,007,972
25,847	American Water Works Co Inc	2,091,281
61,125	CenterPoint Energy Inc	1,785,461
41,196	CMS Energy Corp	1,908,199
44,929	Consolidated Edison Inc	3,624,872
93,385	Dominion Resources Inc	7,184,108
26,315	DTE Energy Co	2,825,178
102,078	Duke Energy Corp	8,566,386
47,015	Edison International	3,628,148
26,578	Entergy Corp	2,029,496
46,454	Eversource Energy	2,807,680
139,526	Exelon Corp	5,255,944
65,922	FirstEnergy Corp	2,032,375
67,988	NextEra Energy Inc	9,963,641
47,546	NiSource Inc	1,216,702
43,690	NRG Energy Inc	1,118,027

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Utilities — (continued)
74,526	PG&E Corp	$ 5,074,475
15,856	Pinnacle West Capital Corp	1,340,783
99,837	PPL Corp	3,788,814
72,762	Public Service Enterprise Group Inc	3,365,243
21,085	SCANA Corp	1,022,412
36,164	Sempra Energy	4,127,397
144,138	Southern Co	7,082,941
45,000	WEC Energy Group Inc	2,825,100
72,805	Xcel Energy Inc	3,445,133
		97,664,148
TOTAL COMMON STOCK — 99.77% (Cost $1,845,408,388)		$ 3,137,243,280
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.00%
$ 200,000	Federal Farm Credit Banks Funding Corp 0.71%, 10/02/2017	199,992
Repurchase Agreements — 0.98%
4,735,340	Undivided interest of 20.51% in a repurchase agreement (principal amount/value $19,355,429 with a maturity value of $19,357,139) with BNP Paribas Securities Corp, 1.06%, dated 9/29/17 to be repurchased at $4,735,340 on 10/2/17 collateralized by various U.S. Government Agency securities, 4.60% - 7.00%, 11/1/18 - 8/20/67, with a value of $19,742,538.(c)	4,735,340
8,674,721	Undivided interest of 4.87% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $8,674,721 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(c)	8,674,721
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$8,674,721	Undivided interest of 4.89% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $8,674,721 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(c)	$ 8,674,721
8,674,721	Undivided interest of 7.64% in a repurchase agreement (principal amount/value $93,605,440 with a maturity value of $93,613,708) with Scotia Capital (USA) Inc, 1.06%, dated 9/29/17 to be repurchased at $8,674,721 on 10/2/17 collateralized by various U.S. Government Agency securities, 3.00%, 7/20/46 - 8/20/47, with a value of $95,485,983.(c)	8,674,721
		30,759,503
SHORT TERM INVESTMENTS — 0.98% (Cost $30,959,495)		$ 30,959,495
TOTAL INVESTMENTS — 100.75% (Cost $1,876,367,883)		$3,168,202,775
OTHER ASSETS & LIABILITIES, NET — (0.75)%		$ (23,707,714)
TOTAL NET ASSETS — 100.00%		$3,144,495,061

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 29, 2017.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 29, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation
S&P 500® Emini Long Futures	58	7,296,690	December 2017	$71,653
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 29, 2017

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 3,137,243,280	$ —	$ —	$ 3,137,243,280
Short Term Investments	—	30,959,495	—	30,959,495
Total investments, at fair value:	3,137,243,280	30,959,495	0	3,168,202,775
Other Financial Investments:
Futures Contracts(a)	71,653	—	—	71,653
Total Assets	$ 3,137,314,933	$ 30,959,495	$ 0	$ 3,168,274,428
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 256 futures contracts for the reporting period.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.16%
52,339	Allegheny Technologies Inc(a)(b)	$ 1,250,902
30,300	Ashland Global Holdings Inc	1,981,317
30,217	Cabot Corp	1,686,109
22,560	Carpenter Technology Corp	1,083,557
89,734	Chemours Co	4,541,438
56,536	Commercial Metals Co	1,075,880
16,158	Compass Minerals International Inc(b)	1,048,654
30,391	Domtar Corp	1,318,665
16,840	Minerals Technologies Inc	1,189,746
4,489	NewMarket Corp	1,911,192
80,730	Olin Corp	2,765,002
38,726	PolyOne Corp	1,550,202
34,964	Reliance Steel & Aluminum Co	2,663,208
31,302	Royal Gold Inc	2,693,224
64,841	RPM International Inc	3,328,937
20,906	Sensient Technologies Corp	1,608,090
116,475	Steel Dynamics Inc	4,014,893
84,810	United States Steel Corp(b)	2,176,225
98,301	Valvoline Inc	2,305,158
52,281	Versum Materials Inc	2,029,548
		42,221,947
Communications — 2.96%
24,871	AMC Networks Inc Class A(a)	1,454,207
85,710	ARRIS International PLC(a)	2,441,878
2,254	Cable One Inc	1,627,659
35,000	Cars.com Inc(a)(b)	931,350
67,679	Ciena Corp(a)	1,486,908
19,048	FactSet Research Systems Inc	3,430,735
38,170	Frontier Communications Corp	450,024
16,343	InterDigital Inc	1,205,296
21,660	John Wiley & Sons Inc Class A	1,158,810
25,241	LogMeIn Inc	2,777,772
19,168	Meredith Corp(b)	1,063,824
61,040	New York Times Co Class A	1,196,384
15,699	Plantronics Inc	694,210
101,300	Tegna Inc	1,350,329
45,050	Telephone & Data Systems Inc	1,256,445
26,197	ViaSat Inc(a)(b)	1,684,991
		24,210,822
Consumer, Cyclical — 11.42%
81,671	American Eagle Outfitters Inc(b)	1,167,895
32,000	AutoNation Inc(a)(b)	1,518,720
69,980	Bed Bath & Beyond Inc	1,642,431
20,736	Big Lots Inc(b)	1,110,827
23,400	Brinker International Inc(b)	745,524
42,947	Brunswick Corp	2,403,744
7,893	Buffalo Wild Wings Inc(a)	834,290
37,419	CalAtlantic Group Inc	1,370,658
Shares		Fair Value
Consumer, Cyclical — (continued)
23,325	Carter's Inc	$ 2,303,344
18,433	Casey's General Stores Inc(b)	2,017,492
21,165	Cheesecake Factory Inc(b)	891,470
6,248	Churchill Downs Inc	1,288,338
51,464	Cinemark Holdings Inc(b)	1,863,511
24,964	Cooper Tire & Rubber Co	933,654
98,298	Copart Inc(a)	3,378,502
11,574	Cracker Barrel Old Country Store Inc(b)	1,754,850
69,231	Dana Holding Corp	1,935,699
15,476	Deckers Outdoor Corp(a)	1,058,713
41,130	Dick's Sporting Goods Inc	1,110,921
9,953	Dillard's Inc Class A(b)	558,065
23,431	Domino's Pizza Inc	4,652,225
44,074	Dunkin' Brands Group Inc	2,339,448
47,590	GameStop Corp Class A(b)	983,209
28,174	Herman Miller Inc	1,011,447
20,738	HNI Corp	860,005
15,032	HSN Inc	587,000
51,556	ILG Inc	1,378,092
11,927	International Speedway Corp Class A	429,372
14,059	Jack in the Box Inc	1,432,893
158,404	JetBlue Airways Corp(a)	2,935,226
40,277	KB Home	971,481
53,608	Michaels Cos Inc(a)	1,150,964
21,900	MSC Industrial Direct Co Inc Class A	1,654,983
24,068	Nu Skin Enterprises Inc Class A	1,479,701
1,691	NVR Inc(a)	4,827,805
246,852	Office Depot Inc	1,120,708
12,569	Papa John's International Inc(b)	918,417
28,055	Polaris Industries Inc(b)	2,935,395
19,713	Pool Corp	2,132,355
64,125	Sally Beauty Holdings Inc(a)	1,255,567
19,854	Scotts Miracle-Gro Co	1,932,588
39,000	Six Flags Entertainment Corp	2,376,660
64,103	Skechers U.S.A. Inc Class A(a)	1,608,344
22,617	Tempur Sealy International Inc(a)(b)	1,459,249
31,732	Texas Roadhouse Inc	1,559,310
23,747	Thor Industries Inc	2,989,985
73,867	Toll Brothers Inc	3,063,264
52,401	Toro Co	3,252,006
76,307	Tri Pointe Group Inc(a)	1,053,800
24,705	Tupperware Brands Corp	1,527,263
39,465	Urban Outfitters Inc(a)	943,213
14,752	Watsco Inc	2,376,105
90,010	Wendy's Co	1,397,855
38,703	Williams-Sonoma Inc(b)	1,929,732
33,327	World Fuel Services Corp	1,130,118
		93,544,433
Consumer, Non-Cyclical — 14.79%
30,505	Aaron's Inc	1,330,933
20,344	ABIOMED Inc(a)	3,429,998
39,662	Acadia Healthcare Co Inc(a)(b)	1,894,257

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
30,142	Adtalem Global Education Inc	$ 1,080,591
45,492	Akorn Inc(a)	1,509,879
35,317	Avis Budget Group Inc(a)(b)	1,344,165
210,294	Avon Products Inc(a)	489,985
9,766	Bio-Rad Laboratories Inc Class A(a)	2,170,201
17,977	Bio-Techne Corp	2,173,240
51,855	Bioverativ Inc(a)	2,959,365
4,526	Boston Beer Co Inc Class A(a)(b)	706,961
24,512	Brink's Co	2,065,136
64,017	Catalent Inc(a)	2,555,559
23,110	Charles River Laboratories International Inc(a)	2,496,342
40,400	CoreLogic Inc(a)	1,867,288
42,860	Dean Foods Co	466,317
23,174	Deluxe Corp	1,690,775
27,663	Edgewell Personal Care Co(a)	2,013,036
93,565	Endo International PLC(a)	801,384
89,739	Flowers Foods Inc(b)	1,687,991
33,815	Globus Medical Inc Class A(a)	1,004,982
2,186	Graham Holdings Co Class B	1,279,029
50,352	Hain Celestial Group Inc(a)	2,071,985
22,770	Halyard Health Inc(a)	1,025,333
47,524	HealthSouth Corp	2,202,737
13,165	Helen of Troy Ltd(a)	1,275,688
31,990	Hill-Rom Holdings Inc	2,367,260
26,800	INC Research Holdings Inc Class A(a)	1,401,640
34,806	Ingredion Inc	4,198,996
70,976	Lamb Weston Holdings Inc	3,328,065
9,311	Lancaster Colony Corp	1,118,437
19,509	LifePoint Health Inc(a)	1,129,571
21,054	LivaNova PLC(a)	1,475,043
65,061	Live Nation Entertainment Inc(a)	2,833,407
46,669	Mallinckrodt PLC(a)	1,744,021
32,404	ManpowerGroup Inc	3,817,839
18,251	MarketAxess Holdings Inc	3,367,492
23,203	Masimo Corp(a)	2,008,452
45,434	MEDNAX Inc(a)	1,959,114
21,356	Molina Healthcare Inc(a)(b)	1,468,439
24,669	NuVasive Inc(a)	1,368,143
28,619	Owens & Minor Inc	835,675
24,820	PAREXEL International Corp(a)	2,186,146
32,124	Post Holdings Inc(a)(b)	2,835,585
25,342	Prestige Brands Holdings Inc(a)	1,269,381
46,149	Rollins Inc	2,129,315
101,274	Sabre Corp	1,833,059
9,500	Sanderson Farms Inc(b)	1,534,440
90,914	Service Corp International	3,136,533
41,903	Snyder's-Lance Inc	1,598,180
18,158	Sotheby's (a)	837,265
61,498	Sprouts Farmers Market Inc(a)	1,154,317
41,241	STERIS Corp	3,645,704
21,869	Teleflex Inc	5,291,642
37,918	Tenet Healthcare Corp(a)(b)	622,993
8,668	Tootsie Roll Industries Inc(b)	329,384
27,769	TreeHouse Foods Inc(a)(b)	1,880,794
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
24,889	United Natural Foods Inc(a)	$ 1,035,134
21,095	United Therapeutics Corp(a)	2,472,123
21,612	WellCare Health Plans Inc(a)	3,711,645
35,933	West Pharmaceutical Services Inc	3,458,911
19,375	WEX Inc(a)	2,174,262
		121,151,564
Energy — 4.36%
94,533	Callon Petroleum Co(a)	1,062,551
100,535	CONSOL Energy Inc(a)	1,703,063
21,000	Core Laboratories NV(b)	2,072,700
32,787	Diamond Offshore Drilling Inc(a)(b)	475,411
18,152	Dril-Quip Inc(a)	801,411
46,546	Energen Corp(a)	2,545,135
149,045	Ensco PLC Class A(b)	889,799
39,547	First Solar Inc(a)	1,814,416
77,360	Gulfport Energy Corp(a)	1,109,342
86,081	HollyFrontier Corp	3,096,334
44,292	Matador Resources Co(a)(b)	1,202,528
78,768	Murphy Oil Corp	2,092,078
16,158	Murphy USA Inc(a)	1,114,902
135,504	Nabors Industries Ltd	1,093,517
52,369	NOW Inc(a)	723,216
47,767	Oceaneering International Inc	1,254,839
103,596	Patterson-UTI Energy Inc	2,169,300
53,000	PBF Energy Inc Class A(b)	1,463,330
114,371	QEP Resources Inc(a)	980,159
55,169	Rowan Cos PLC Class A(a)	708,922
46,909	SM Energy Co	832,166
247,236	Southwestern Energy Co(a)	1,510,612
73,409	Superior Energy Services Inc(a)	784,008
185,664	Transocean Ltd(a)(b)	1,997,745
193,186	WPX Energy Inc(a)	2,221,639
		35,719,123
Financial — 24.94%
21,617	Alexander & Baldwin Inc	1,001,516
7,497	Alleghany Corp(a)	4,153,413
66,245	American Campus Communities Inc REIT	2,924,717
33,338	American Financial Group Inc	3,448,816
28,254	Aspen Insurance Holdings Ltd	1,141,462
71,955	Associated Banc-Corp	1,744,909
41,107	BancorpSouth Inc	1,317,479
20,391	Bank of Hawaii Corp	1,699,794
58,108	Bank of the Ozarks Inc	2,792,089
56,347	Brown & Brown Inc	2,715,362
44,769	Camden Property Trust REIT	4,094,125
35,835	Cathay General Bancorp	1,440,567
34,545	Chemical Financial Corp	1,805,322
80,800	CNO Financial Group Inc	1,885,872
43,421	Commerce Bancshares Inc	2,508,431
57,384	CoreCivic Inc REIT	1,536,170
16,500	CoreSite Realty Corp REIT	1,846,350

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
48,059	Corporate Office Properties Trust REIT	$ 1,577,777
200,860	Cousins Properties Inc REIT	1,876,032
28,381	Cullen/Frost Bankers Inc	2,693,925
44,329	CyrusOne Inc REIT	2,612,308
45,196	DCT Industrial Trust Inc REIT	2,617,752
73,749	Douglas Emmett Inc REIT	2,907,186
70,157	East West Bancorp Inc	4,193,985
55,076	Eaton Vance Corp	2,719,102
35,542	Education Realty Trust Inc REIT	1,277,024
31,118	EPR Properties REIT	2,170,169
45,243	Federated Investors Inc Class B	1,343,717
53,763	First American Financial Corp	2,686,537
111,997	First Horizon National Corp	2,144,743
58,193	First Industrial Realty Trust Inc REIT	1,751,027
156,949	FNB Corp	2,201,994
83,359	Fulton Financial Corp	1,562,981
239,401	Genworth Financial Inc Class A(a)	921,694
58,902	GEO Group Inc REIT	1,584,464
41,149	Hancock Holding Co	1,993,669
20,291	Hanover Insurance Group Inc	1,966,807
58,965	Healthcare Realty Trust Inc REIT	1,906,928
50,128	Highwoods Properties Inc REIT	2,611,168
76,448	Home BancShares Inc(b)	1,928,019
79,763	Hospitality Properties Trust REIT	2,272,448
26,300	International Bancshares Corp	1,054,630
86,579	Janus Henderson Group PLC	3,016,412
45,342	JBG Smith REIT(a)	1,551,150
21,707	Jones Lang LaSalle Inc	2,680,814
22,987	Kemper Corp	1,218,311
47,763	Kilroy Realty Corp REIT	3,396,905
40,600	Lamar Advertising Co REIT Class A	2,782,318
54,218	LaSalle Hotel Properties REIT	1,573,406
42,267	Legg Mason Inc	1,661,516
70,647	Liberty Property Trust REIT	2,900,766
22,260	Life Storage Inc REIT(b)	1,821,091
42,862	Mack-Cali Realty Corp REIT	1,016,258
40,707	MB Financial Inc	1,832,629
176,788	Medical Properties Trust Inc REIT	2,321,226
17,892	Mercury General Corp(b)	1,014,297
72,463	National Retail Properties Inc REIT	3,018,809
235,011	New York Community Bancorp Inc(b)	3,029,292
119,076	Old Republic International Corp	2,344,606
95,774	Omega Healthcare Investors Inc REIT(b)	3,056,148
57,571	PacWest Bancorp	2,907,911
35,818	Pinnacle Financial Partners Inc	2,398,015
19,780	Potlatch Corp REIT	1,008,780
Shares		Fair Value
Financial — (continued)
21,499	Primerica Inc	$ 1,753,243
33,742	Prosperity Bancshares Inc	2,217,862
44,450	Quality Care Properties Inc REIT(a)	688,975
62,590	Rayonier Inc REIT	1,808,225
31,316	Reinsurance Group of America Inc	4,369,521
19,560	RenaissanceRe Holdings Ltd	2,643,338
84,975	Sabra Health Care Inc REIT	1,864,352
63,166	SEI Investments Co	3,856,916
113,830	Senior Housing Properties Trust REIT	2,225,377
26,694	Signature Bank(a)	3,417,900
209,546	SLM Corp(a)	2,403,493
109,000	Sterling Bancorp	2,686,850
33,192	Stifel Financial Corp	1,774,444
25,586	SVB Financial Group(a)	4,786,885
58,658	Synovus Financial Corp	2,701,787
45,284	Tanger Factory Outlet Centers Inc REIT(b)	1,105,835
29,477	Taubman Centers Inc REIT	1,465,007
81,564	TCF Financial Corp	1,389,851
23,593	Texas Capital Bancshares Inc(a)	2,024,279
31,958	Trustmark Corp	1,058,449
20,953	UMB Financial Corp	1,560,789
106,927	Umpqua Holdings Corp	2,086,146
50,001	United Bankshares Inc	1,857,537
80,081	Uniti Group Inc REIT(a)(b)	1,173,987
50,082	Urban Edge Properties REIT	1,207,978
125,006	Valley National Bancorp	1,506,322
42,188	Washington Federal Inc	1,419,626
88,703	Washington Prime Group Inc REIT	738,896
44,121	Webster Financial Corp	2,318,559
57,991	Weingarten Realty Investors REIT	1,840,634
27,100	Wintrust Financial Corp	2,122,201
46,063	WR Berkley Corp	3,074,245
		204,332,649
Industrial — 18.99%
76,094	AECOM (a)	2,801,020
31,990	AGCO Corp	2,359,902
30,457	AptarGroup Inc	2,628,744
42,857	Arrow Electronics Inc(a)	3,446,131
58,880	Avnet Inc	2,313,984
20,539	Belden Inc	1,654,006
43,481	Bemis Co Inc	1,981,429
31,047	Carlisle Cos Inc	3,113,704
25,023	Clean Harbors Inc(a)	1,418,804
42,037	Cognex Corp	4,635,840
11,960	Coherent Inc(a)	2,812,633
24,214	Crane Co	1,936,878
46,467	Cree Inc(a)(b)	1,309,905
21,432	Curtiss-Wright Corp	2,240,501
63,460	Donaldson Co Inc	2,915,352
14,604	Dycom Industries Inc(a)	1,254,192
23,549	Eagle Materials Inc	2,512,678
28,736	EMCOR Group Inc	1,993,704

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
30,024	Energizer Holdings Inc	$ 1,382,605
21,074	EnerSys	1,457,689
12,808	Esterline Technologies Corp(a)	1,154,641
18,488	GATX Corp(b)	1,138,121
29,874	Genesee & Wyoming Inc Class A(a)	2,210,975
137,838	Gentex Corp	2,729,192
27,190	Graco Inc	3,363,131
19,438	Granite Construction Inc	1,126,432
12,302	Greif Inc Class A	720,159
26,562	Hubbell Inc	3,081,723
22,049	Huntington Ingalls Industries Inc	4,992,776
37,110	IDEX Corp	4,507,752
42,022	ITT Inc	1,860,314
87,461	Jabil Circuit Inc	2,497,012
69,883	KBR Inc	1,249,508
39,172	Kennametal Inc	1,580,198
90,009	Keysight Technologies Inc(a)	3,749,775
25,890	Kirby Corp(a)	1,707,446
24,325	KLX Inc(a)	1,287,522
61,000	Knight-Swift Transportation Holdings Inc(a)	2,534,550
42,389	Knowles Corp(a)	647,280
20,358	Landstar System Inc	2,028,675
18,434	Lennox International Inc	3,299,133
29,660	Lincoln Electric Holdings Inc	2,719,229
10,917	Littelfuse Inc	2,138,422
70,309	Louisiana-Pacific Corp(a)	1,903,968
16,503	MSA Safety Inc	1,312,154
51,958	National Instruments Corp	2,191,069
24,652	Nordson Corp	2,921,262
32,869	Old Dominion Freight Line Inc	3,619,206
27,617	Orbital ATK Inc	3,677,480
36,335	Oshkosh Corp	2,999,091
77,604	Owens-Illinois Inc(a)	1,952,517
21,216	Regal Beloit Corp	1,676,064
25,327	Ryder System Inc	2,141,398
35,766	Silgan Holdings Inc	1,052,593
47,554	Sonoco Products Co	2,399,099
13,963	SYNNEX Corp	1,766,459
16,651	Tech Data Corp(a)	1,479,441
17,157	Teledyne Technologies Inc(a)	2,731,051
41,239	Terex Corp	1,856,580
33,543	Timken Co	1,628,513
122,922	Trimble Navigation Ltd(a)	4,824,688
72,126	Trinity Industries Inc	2,300,819
10,795	Valmont Industries Inc	1,706,690
63,514	Vishay Intertechnology Inc	1,194,063
40,930	Wabtec Corp(b)	3,100,447
20,968	Werner Enterprises Inc	766,380
26,796	Woodward Inc	2,079,638
21,734	Worthington Industries Inc	999,764
Shares		Fair Value
Industrial — (continued)
25,788	Zebra Technologies Corp Class A(a)	$ 2,800,061
		155,574,162
Technology — 11.28%
55,263	3D Systems Corp(a)(b)	739,972
57,127	ACI Worldwide Inc(a)	1,301,353
37,357	Acxiom Corp(a)	920,476
86,414	Allscripts Healthcare Solutions Inc(a)	1,229,671
23,337	Blackbaud Inc	2,048,989
56,557	Broadridge Financial Solutions Inc	4,570,937
200,902	Brocade Communications Systems Inc	2,400,779
63,955	CDK Global Inc	4,034,921
30,865	Cirrus Logic Inc(a)	1,645,722
19,941	CommVault Systems Inc(a)	1,212,413
45,330	Convergys Corp(b)	1,173,594
161,446	Cypress Semiconductor Corp(b)	2,424,919
35,512	Diebold Inc(b)	811,449
28,930	DST Systems Inc	1,587,678
17,945	Dun & Bradstreet Corp	2,088,977
14,628	Fair Isaac Corp	2,055,234
73,396	Fortinet Inc(a)	2,630,513
63,775	Integrated Device Technology Inc(a)(b)	1,695,140
18,295	IPG Photonics Corp(a)	3,385,673
23,470	j2 Global Inc(b)	1,733,964
37,602	Jack Henry & Associates Inc	3,865,110
68,850	Leidos Holdings Inc	4,077,297
32,699	Manhattan Associates Inc(a)	1,359,297
31,201	MAXIMUS Inc	2,012,464
28,408	Medidata Solutions Inc(a)	2,217,528
55,344	Microsemi Corp(a)	2,849,109
18,487	Monolithic Power Systems Inc	1,969,790
43,730	MSCI Inc	5,112,037
58,997	NCR Corp(a)	2,213,567
43,306	NetScout Systems Inc(a)	1,400,949
87,888	Pitney Bowes Inc	1,231,311
56,136	PTC Inc(a)	3,159,334
21,022	Science Applications International Corp	1,405,321
20,659	Silicon Laboratories Inc(a)	1,650,654
16,082	Synaptics Inc(a)(b)	630,093
51,727	Take-Two Interactive Software Inc(a)	5,288,051
61,863	Teradata Corp(a)	2,090,351
96,061	Teradyne Inc	3,582,115
16,845	Tyler Technologies Inc(a)	2,936,420
13,759	Ultimate Software Group Inc(a)(b)	2,608,706
52,907	VeriFone Systems Inc(a)	1,072,954
		92,424,832
Utilities — 5.44%
85,227	Aqua America Inc	2,828,684
51,502	Atmos Energy Corp	4,317,928

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Utilities — (continued)
25,405	Black Hills Corp	$ 1,749,642
103,535	Great Plains Energy Inc	3,137,111
51,701	Hawaiian Electric Industries Inc	1,725,262
24,468	IDACORP Inc	2,151,471
93,634	MDU Resources Group Inc	2,429,802
41,520	National Fuel Gas Co	2,350,447
41,252	New Jersey Resources Corp	1,738,772
23,536	NorthWestern Corp	1,340,140
96,970	OGE Energy Corp	3,493,829
25,198	ONE Gas Inc	1,855,581
38,797	PNM Resources Inc	1,563,519
23,105	Southwest Gas Corp	1,793,410
84,185	UGI Corp	3,944,909
39,731	Vectren Corp	2,613,108
68,973	Westar Energy Inc	3,421,061
24,870	WGL Holdings Inc	2,094,054
		44,548,730
TOTAL COMMON STOCK — 99.34% (Cost $665,863,478)		$ 813,728,262
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.61%
$ 5,000,000	Federal Farm Credit Banks Funding Corp 0.71%, 10/02/2017	4,999,806
Repurchase Agreements — 7.36%
17,644,537	Undivided interest of 15.55% in a repurchase agreement (principal amount/value $93,605,440 with a maturity value of $93,613,708) with Scotia Capital (USA) Inc, 1.06%, dated 9/29/17 to be repurchased at $17,644,537 on 10/2/17 collateralized by various U.S. Government Agency securities, 3.00%, 7/20/46 - 8/20/47, with a value of $95,485,983.(c)	17,644,537
7,368,358	Undivided interest of 20.22% in a repurchase agreement (principal amount/value $29,577,870 with a maturity value of $29,580,458) with ING Financial Markets LLC, 1.05%, dated 9/29/17 to be repurchased at $7,368,358 on 10/2/17 collateralized by Federal National Mortgage Association securities, 3.00% - 4.00%, 3/1/26 - 11/1/46, with a value of $30,169,697.(c)	7,368,358
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$17,644,537	Undivided interest of 9.90% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $17,644,537 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(c)	$ 17,644,537
17,644,537	Undivided interest of 9.95% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $17,644,537 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(c)	17,644,537
60,301,969
SHORT TERM INVESTMENTS — 7.97% (Cost $65,301,775)		$ 65,301,775
TOTAL INVESTMENTS — 107.31% (Cost $731,165,253)		$ 879,030,037
OTHER ASSETS & LIABILITIES, NET — (7.31)%		$ (59,853,697)
TOTAL NET ASSETS — 100.00%		$ 819,176,340

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 29, 2017.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 29, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation
S&P Mid 400® Emini Long Futures	48	8,619,360	December 2017	$369,140
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 29, 2017

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 813,728,262	$ —	$ —	$ 813,728,262
Short Term Investments	—	65,301,775	—	65,301,775
Total investments, at fair value:	813,728,262	65,301,775	0	879,030,037
Other Financial Investments:
Futures Contracts(a)	369,140	—	—	369,140
Total Assets	$ 814,097,402	$ 65,301,775	$ 0	$ 879,399,177
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 75 futures contracts for the reporting period.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.57%
38,179	A Schulman Inc	$ 1,303,813
39,931	Aceto Corp	448,425
38,079	AdvanSix Inc(a)	1,513,640
393,891	AK Steel Holding Corp(a)(b)	2,201,851
32,254	American Vanguard Corp	738,617
39,984	Balchem Corp	3,250,299
66,227	Calgon Carbon Corp	1,417,258
62,209	Century Aluminum Co(a)	1,031,425
20,485	Clearwater Paper Corp(a)	1,008,886
13,769	Deltic Timber Corp	1,217,593
12,694	Hawkins Inc	517,915
63,216	HB Fuller Co	3,670,321
52,666	Ingevity Corp(a)	3,290,045
24,358	Innophos Holdings Inc	1,198,170
30,209	Innospec Inc	1,862,385
21,168	Kaiser Aluminum Corp	2,183,267
25,894	Koppers Holdings Inc(a)	1,195,008
38,902	Kraton Performance Polymers Inc(a)	1,573,197
24,984	Materion Corp	1,078,060
21,031	Neenah Paper Inc	1,799,202
54,011	PH Glatfelter Co	1,050,514
16,647	Quaker Chemical Corp	2,462,924
52,893	Rayonier Advanced Materials Inc(b)	724,634
38,378	Schweitzer-Mauduit International Inc	1,591,152
24,708	Stepan Co	2,067,071
101,617	US Silica Holdings Inc(b)	3,157,240
		43,552,912
Communications — 5.30%
115,185	8x8 Inc(a)	1,554,998
59,741	ADTRAN Inc	1,433,784
13,818	ATN International Inc	728,209
19,131	Black Box Corp	62,176
56,363	Blucora Inc(a)	1,425,984
44,219	CalAmp Corp(a)	1,028,092
54,852	Cincinnati Bell Inc(a)	1,088,812
51,733	Cogent Communications Holdings Inc	2,529,744
31,457	Comtech Telecommunications Corp	645,812
80,558	Consolidated Communications Holdings Inc	1,537,047
62,575	DHI Group Inc(a)	162,695
17,732	ePlus Inc(a)	1,639,323
68,952	EW Scripps Co Class A(a)(b)	1,317,673
23,931	FTD Cos Inc(a)	312,060
141,806	Gannett Co Inc(b)	1,276,254
33,061	General Communication Inc Class A(a)	1,348,558
46,834	Gigamon Inc(a)	1,974,053
109,711	Harmonic Inc(a)	334,619
33,490	HealthStream Inc(a)	782,661
103,848	Iridium Communications Inc(a)(b)	1,069,634
29,652	Liquidity Services Inc(a)	174,947
Shares		Fair Value
Communications — (continued)
32,059	Lumos Networks Corp(a)(b)	$ 574,497
39,580	NETGEAR Inc(a)	1,884,008
66,209	New Media Investment Group Inc	979,231
82,934	NIC Inc	1,422,318
211,122	Oclaro Inc(a)(b)	1,821,983
43,873	Perficient Inc(a)	862,982
43,221	QuinStreet Inc(a)	317,674
34,594	Scholastic Corp	1,286,897
41,712	Shutterfly Inc(a)	2,022,198
22,922	Shutterstock Inc(a)(b)	763,073
24,531	Spok Holdings Inc	376,551
19,669	Stamps.com Inc(a)(b)	3,985,923
123,600	Time Inc	1,668,600
152,577	TiVo Corp	3,028,653
40,492	VASCO Data Security International Inc(a)	487,929
284,688	Viavi Solutions Inc(a)	2,693,148
258,861	Vonage Holdings Corp(a)	2,107,129
50,104	World Wrestling Entertainment Inc Class A(b)	1,179,949
31,202	XO Group Inc(a)	613,743
		50,503,621
Consumer, Cyclical — 15.65%
84,135	Abercrombie & Fitch Co Class A(b)	1,214,909
15,684	Allegiant Travel Co	2,065,583
104,093	American Axle & Manufacturing Holdings Inc(a)(b)	1,829,955
18,420	American Woodmark Corp(a)	1,772,925
36,199	Anixter International Inc(a)	3,076,915
22,981	Asbury Automotive Group Inc(a)	1,404,139
226,580	Ascena Retail Group Inc(a)	555,121
53,361	Barnes & Noble Education Inc(a)	347,380
75,436	Barnes & Noble Inc	573,314
104,483	Belmond Ltd Class A(a)	1,426,193
21,984	Big 5 Sporting Goods Corp(b)	168,178
1,294	Biglari Holdings Inc(a)	431,277
23,884	BJ's Restaurants Inc(a)	727,268
102,975	Boyd Gaming Corp	2,682,499
37,289	Buckle Inc(b)	628,320
53,429	Caleres Inc	1,630,653
117,448	Callaway Golf Co	1,694,775
28,650	Cato Corp Class A	379,039
10,481	Cavco Industries Inc(a)	1,546,472
158,600	Chico's FAS Inc	1,419,470
22,067	Children's Place Inc(b)	2,607,216
22,470	Chuy's Holdings Inc(a)	472,993
19,739	Cooper-Standard Holding Inc(a)	2,289,132
57,644	Core-Mark Holding Co Inc	1,852,678
88,728	Crocs Inc(a)	860,662
48,570	Daktronics Inc	513,385
52,636	Dave & Buster's Entertainment Inc(a)	2,762,337

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
22,061	DineEquity Inc(b)	$ 948,182
37,946	Dorman Products Inc(a)	2,717,693
90,223	DSW Inc Class A	1,937,990
30,288	El Pollo Loco Holdings Inc(a)	367,999
49,787	Essendant Inc	655,695
31,314	Ethan Allen Interiors Inc	1,014,574
102,795	Express Inc(a)	694,894
66,139	EZCORP Inc Class A(a)	628,320
35,670	Fiesta Restaraunt Group(a)(b)	677,730
48,225	Finish Line Inc Class A(b)	580,147
59,709	FirstCash Inc	3,770,623
69,058	Five Below Inc(a)	3,789,903
56,634	Fossil Group Inc(a)(b)	528,395
46,539	Fox Factory Holding Corp(a)	2,005,831
49,466	Francesca's Holdings Corp(a)	364,070
49,956	Fred's Inc Class A(b)	321,717
51,324	G-III Apparel Group Ltd(a)	1,489,422
25,652	Genesco Inc(a)	682,343
45,976	Gentherm Inc(a)	1,708,008
24,290	Group 1 Automotive Inc	1,760,053
74,058	Guess? Inc(b)	1,261,208
25,930	Haverty Furniture Cos Inc	678,069
67,000	Hawaiian Holdings Inc(a)(b)	2,515,850
28,544	Hibbett Sports Inc(a)(b)	406,752
76,409	Iconix Brand Group Inc(a)	434,767
26,121	Installed Building Products Inc(a)	1,692,641
76,922	Interface Inc	1,684,592
34,634	iRobot Corp(a)(b)	2,668,896
386,675	JC Penney Co Inc(a)(b)	1,473,232
19,450	Kirkland's Inc(a)	222,314
59,857	La-Z-Boy Inc	1,610,153
31,185	LCI Industries	3,612,782
22,539	LGI Homes Inc(a)(b)	1,094,719
30,068	Lithia Motors Inc Class A	3,617,481
34,744	Lumber Liquidators Holdings Inc(a)(b)	1,354,321
31,007	M/I Homes Inc(a)	828,817
24,940	Marcus Corp	690,838
31,516	MarineMax Inc(a)	521,590
30,099	Marriott Vacations Worldwide Corp	3,748,228
51,573	MDC Holdings Inc	1,712,739
47,152	Meritage Homes Corp(a)	2,093,549
55,295	Mobile Mini Inc	1,904,913
13,526	Monarch Casino & Resort Inc(a)	534,683
24,706	Motorcar Parts of America Inc(a)	727,839
19,565	Movado Group Inc	547,820
37,967	Nautilus Inc(a)	641,642
61,200	Ollie's Bargain Outlet Holdings Inc(a)	2,839,680
20,860	Oxford Industries Inc	1,325,444
104,743	Penn National Gaming Inc(a)	2,449,939
15,641	Perry Ellis International Inc(a)	370,066
25,585	PetMed Express Inc(b)	848,143
16,060	Red Robin Gourmet Burgers Inc(a)	1,076,020
Shares		Fair Value
Consumer, Cyclical — (continued)
42,939	Regis Corp(a)	$ 612,740
23,300	RH (a)(b)	1,638,456
73,500	Ruby Tuesday Inc(a)	157,290
36,426	Ruth's Hospitality Group Inc	763,125
31,456	ScanSource Inc(a)	1,373,054
65,813	Scientific Games Corp Class A(a)	3,017,526
50,703	Select Comfort Corp(a)	1,574,328
22,415	Shake Shack Inc Class A(a)(b)	744,850
13,377	Shoe Carnival Inc	299,377
64,873	SkyWest Inc	2,847,925
33,033	Sonic Automotive Inc Class A	673,873
51,942	Sonic Corp(b)	1,321,924
26,569	Standard Motor Products Inc	1,281,954
66,586	Steven Madden Ltd(a)	2,883,174
30,787	Superior Industries International Inc	512,604
63,921	Tailored Brands Inc(b)	923,019
44,135	Tile Shop Holdings Inc	560,514
63,484	Titan International Inc	644,363
22,339	Unifi Inc(a)	795,939
19,289	UniFirst Corp	2,922,283
17,965	Universal Electronics Inc(a)	1,138,981
23,664	Vera Bradley Inc(a)	208,480
15,117	Veritiv Corp(a)	491,302
71,058	Vista Outdoor Inc(a)	1,630,071
31,740	Vitamin Shoppe Inc(a)	169,809
73,751	Wabash National Corp(b)	1,682,998
30,465	William Lyon Homes Class A(a)(b)	700,390
36,128	Wingstop Inc(b)	1,201,256
35,689	Winnebago Industries Inc	1,597,083
120,869	Wolverine World Wide Inc	3,487,071
23,674	Zumiez Inc(a)	428,499
		149,050,362
Consumer, Non-Cyclical — 19.77%
28,275	Abaxis Inc	1,262,479
69,785	ABM Industries Inc	2,910,732
58,216	Acorda Therapeutics Inc(a)	1,376,808
16,019	Almost Family Inc(a)	860,220
45,893	AMAG Pharmaceuticals Inc(a)	846,726
35,437	Amedisys Inc(a)	1,983,055
20,791	American Public Education Inc(a)	437,651
59,992	AMN Healthcare Services Inc(a)	2,741,634
43,637	Amphastar Pharmaceuticals Inc(a)	779,793
15,535	Analogic Corp	1,301,056
32,770	Andersons Inc	1,122,373
45,385	AngioDynamics Inc(a)	775,630
10,825	ANI Pharmaceuticals Inc(a)	568,204
18,270	Anika Therapeutics Inc(a)	1,059,660
83,114	B&G Foods Inc(b)	2,647,181
38,325	Biotelemetry Inc(a)	1,264,725
24,949	Bob Evans Farms Inc	1,933,797

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
20,328	Calavo Growers Inc(b)	$ 1,488,010
37,002	Cal-Maine Foods Inc(a)(b)	1,520,782
40,943	Cambrex Corp(a)	2,251,865
44,373	Cantel Medical Corp	4,178,605
14,335	Capella Education Co	1,005,600
57,113	Cardtronics PLC Class A(a)	1,314,170
85,690	Career Education Corp(a)	890,319
13,514	Central Garden & Pet Co(a)(b)	524,884
44,569	Central Garden & Pet Co Class A(a)	1,657,521
19,999	Chemed Corp	4,040,798
5,779	Coca-Cola Bottling Co Consolidated	1,246,819
149,193	Community Health Systems Inc(a)(b)	1,145,802
31,040	CONMED Corp	1,628,669
12,477	CorVel Corp(a)	678,749
48,665	Cross Country Healthcare Inc(a)	692,503
41,575	CryoLife Inc(a)	943,752
62,903	Cytokinetics Inc(a)	912,094
206,050	Darling Ingredients Inc(a)	3,609,996
83,415	Depomed Inc(a)(b)	482,973
59,649	Diplomat Pharmacy Inc(a)	1,235,331
10,614	Eagle Pharmaceuticals Inc(a)(b)	633,019
43,791	Emergent BioSolutions Inc(a)	1,771,346
18,785	Enanta Pharmaceuticals Inc(a)	879,138
59,676	Ensign Group Inc	1,348,081
12,564	Forrester Research Inc	525,803
49,494	FTI Consulting Inc(a)	1,756,047
56,819	Green Dot Corp Class A(a)	2,817,086
65,827	Haemonetics Corp(a)	2,953,657
91,563	Healthcare Services Group Inc	4,941,655
63,774	HealthEquity Inc(a)	3,225,689
24,932	Heidrick & Struggles International Inc	527,312
8,500	Heska Corp(a)	748,765
105,152	HMS Holdings Corp(a)	2,088,319
18,740	ICU Medical Inc(a)	3,482,829
92,936	Impax Laboratories Inc(a)	1,886,601
92,880	Innoviva Inc(a)(b)	1,311,466
21,259	Inogen Inc(a)	2,021,731
23,195	Insperity Inc	2,041,160
35,096	Integer Holdings Corp(a)	1,795,160
79,126	Integra LifeSciences Holdings Corp(a)	3,994,280
22,482	Inter Parfums Inc	927,382
43,047	Invacare Corp(b)	677,990
18,727	J&J Snack Foods Corp	2,458,855
11,471	John B Sanfilippo & Son Inc	772,113
38,525	Kelly Services Inc Class A	966,592
105,801	Kindred Healthcare Inc	719,447
72,354	Korn/Ferry International	2,852,918
11,865	Landauer Inc	798,515
38,254	Lannett Co Inc(a)(b)	705,786
36,361	Lantheus Holdings Inc(a)	647,226
18,425	LeMaitre Vascular Inc	689,464
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
9,425	Lendingtree Inc(a)(b)	$ 2,303,941
20,279	LHC Group Inc(a)	1,438,187
26,167	Ligand Pharmaceuticals Inc(a)(b)	3,562,637
46,010	LSC Communications Inc	759,625
53,408	Luminex Corp	1,085,785
29,635	Magellan Health Inc(a)	2,557,500
40,267	Matthews International Corp Class A	2,506,621
79,943	Medicines Co(a)(b)	2,961,089
13,839	Medifast Inc	821,621
55,163	Meridian Bioscience Inc	788,831
62,731	Merit Medical Systems Inc(a)	2,656,658
129,353	MiMedx Group Inc(a)(b)	1,536,714
95,233	Momenta Pharmaceuticals Inc(a)	1,761,810
40,638	Monro Muffler Brake Inc(b)	2,277,760
85,673	Myriad Genetics Inc(a)	3,099,649
41,438	Natus Medical Inc(a)	1,553,925
58,370	Navigant Consulting Inc(a)	987,620
195,636	Nektar Therapeutics(a)	4,695,264
47,795	Neogen Corp(a)	3,702,201
37,320	Nutrisystem Inc	2,086,188
62,164	On Assignment Inc(a)	3,336,964
74,330	OraSure Technologies Inc(a)	1,672,425
23,356	Orthofix International NV(a)	1,103,571
38,773	PharMerica Corp(a)	1,136,049
24,705	Phibro Animal Health Corp Class A	915,320
86,758	Progenics Pharmaceuticals Inc(a)(b)	638,539
14,121	Providence Service Corp(a)	763,664
38,072	Quorum Health Corp(a)	197,213
70,548	Rent-A-Center Inc(b)	809,891
46,731	Repligen Corp(a)	1,790,732
34,001	Resources Connection Inc	472,614
86,555	RR Donnelley & Sons Co	891,517
64,685	SciClone Pharmaceuticals Inc(a)	724,472
133,023	Select Medical Holdings Corp(a)	2,554,042
8,812	Seneca Foods Corp Class A(a)	304,014
46,360	SpartanNash Co	1,222,513
97,001	Spectrum Pharmaceuticals Inc(a)(b)	1,364,804
13,140	Strayer Education Inc	1,146,728
32,203	Sucampo Pharmaceuticals Inc Class A(a)(b)	379,995
63,459	Supernus Pharmaceuticals Inc(a)	2,538,360
47,445	SUPERVALU INC(a)	1,031,929
16,699	SurModics Inc(a)	517,669
39,431	Team Inc(a)(b)	526,404
42,357	Tivity Health Inc(a)	1,728,166
52,465	TrueBlue Inc(a)	1,177,839
31,515	Universal Corp	1,805,809
15,683	US Physical Therapy Inc	963,720
46,926	Varex Imaging Corp(a)	1,587,976
25,530	Viad Corp	1,554,777

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
17,480	WD-40 Co(b)	$ 1,956,012
		188,243,752
Energy — 3.24%
88,788	Archrock Inc	1,114,289
98,476	Atwood Oceanics Inc(a)(b)	924,690
95,768	Bill Barrett Corp(a)	410,845
43,766	Bristow Group Inc(b)	409,212
26,131	CARBO Ceramics Inc(a)(b)	225,510
97,055	Carrizo Oil & Gas Inc(a)(b)	1,662,552
95,198	Cloud Peak Energy Inc(a)	348,425
26,662	Contango Oil & Gas Co(a)	134,110
529,497	Denbury Resources Inc(a)	709,526
24,732	Era Group Inc(a)	276,751
39,698	Exterran Corp(a)	1,254,854
73,511	Flotek Industries Inc(a)(b)	341,826
31,615	FutureFuel Corp	497,620
19,112	Geospace Technologies Corp(a)	340,576
49,152	Green Plains Inc	990,413
15,971	Gulf Island Fabrication Inc	202,832
172,081	Helix Energy Solutions Group Inc(a)	1,271,679
35,612	Matrix Service Co(a)	541,302
355,288	McDermott International Inc(a)	2,582,944
106,877	Newpark Resources Inc(a)	1,068,770
306,038	Noble Corp PLC(a)(b)	1,407,775
65,000	Oil States International Inc(a)	1,647,750
82,432	PDC Energy Inc(a)	4,041,641
95,241	Pioneer Energy Services Corp(a)	242,865
7,575	REX American Resources Corp(a)	710,762
21,238	SEACOR Holdings Inc(a)(b)	979,284
44,050	SolarEdge Technologies Inc(a)	1,257,627
251,285	SRC Energy Inc(a)(b)	2,429,926
83,621	SunCoke Energy Inc(a)	764,296
59,671	Tesco Corp(a)	325,207
140,808	TETRA Technologies Inc(a)	402,711
66,163	Unit Corp(a)	1,361,634
		30,880,204
Financial — 21.29%
104,677	Acadia Realty Trust REIT	2,995,856
35,853	Agree Realty Corp REIT	1,759,665
51,865	American Assets Trust Inc REIT	2,062,671
111,241	American Equity Investment Life Holding Co	3,234,888
46,457	Ameris Bancorp	2,229,936
23,804	AMERISAFE Inc	1,385,393
119,422	Apollo Commercial Real Estate Finance Inc REIT(b)	2,162,732
55,896	Armada Hoffler Properties Inc REIT	771,924
51,064	ARMOUR Residential Inc REIT(b)	1,373,622
56,004	Banc of California Inc(b)	1,162,083
Shares		Fair Value
Financial — (continued)
57,925	Bank Mutual Corp	$ 587,939
41,532	Banner Corp	2,545,081
69,482	BofI Holding Inc(a)(b)	1,978,153
105,091	Boston Private Financial Holdings Inc	1,739,256
95,039	Brookline Bancorp Inc	1,473,104
119,035	Capstead Mortgage Corp REIT	1,148,688
94,972	CareTrust Inc REIT	1,808,267
214,082	CBL & Associates Properties Inc REIT(b)	1,796,148
104,427	Cedar Realty Trust Inc REIT	586,880
37,492	Central Pacific Financial Corp	1,206,493
49,024	Chatham Lodging Trust REIT	1,045,192
75,215	Chesapeake Lodging Trust REIT	2,028,549
19,342	City Holding Co	1,390,883
73,034	Columbia Banking System Inc	3,075,462
63,244	Community Bank System Inc	3,494,231
37,903	Customers Bancorp Inc(a)	1,236,396
128,148	CVB Financial Corp	3,097,337
250,581	DiamondRock Hospitality Co REIT	2,743,862
41,298	Dime Community Bancshares Inc	887,907
42,944	EastGroup Properties Inc REIT	3,784,225
21,399	eHealth Inc(a)	511,222
40,150	Employers Holdings Inc	1,824,817
29,204	Encore Capital Group Inc(a)(b)	1,293,737
44,401	Enova International Inc(a)	597,194
49,115	Evercore Partners Inc Class A	3,941,479
27,936	Fidelity Southern Corp	660,407
78,960	Financial Engines Inc	2,743,860
224,434	First BanCorp(a)	1,149,102
120,996	First Commonwealth Financial Corp	1,709,673
77,375	First Financial Bancorp	2,023,356
82,778	First Financial Bankshares Inc(b)	3,741,566
128,548	First Midwest Bancorp Inc	3,010,594
76,356	Four Corners Property Trust Inc REIT	1,902,792
134,514	Franklin Street Properties Corp REIT	1,428,539
40,919	Getty Realty Corp REIT	1,170,693
97,668	Glacier Bancorp Inc	3,687,944
120,377	Government Properties Income Trust REIT	2,259,476
73,422	Great Western Bancorp Inc	3,030,860
36,897	Greenhill & Co Inc(b)	612,490
39,993	Hanmi Financial Corp	1,237,783
10,961	HCI Group Inc	419,258
48,426	Hersha Hospitality Trust REIT	904,113
45,851	HFF Inc Class A	1,813,866
35,160	HomeStreet Inc(a)	949,320

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
160,945	Hope Bancorp Inc	$ 2,850,336
50,647	Horace Mann Educators Corp	1,992,959
105,149	Independence Realty Trust Inc REIT	1,069,365
34,326	Independent Bank Corp	2,562,436
13,626	Infinity Property & Casualty Corp	1,283,569
89,381	Interactive Brokers Group Inc Class A	4,025,720
19,813	International FCStone Inc(a)	759,234
43,666	Investment Technology Group Inc	966,765
104,547	Kite Realty Group Trust REIT	2,117,077
52,585	LegacyTexas Financial Group Inc	2,099,193
270,940	Lexington Realty Trust REIT	2,769,007
49,492	LTC Properties Inc REIT	2,325,134
97,306	Maiden Holdings Ltd	773,583
10,593	Meta Financial Group Inc	830,491
32,858	National Bank Holdings Corp Class A	1,172,702
54,878	National Storage Affiliates Trust REIT	1,330,243
27,813	Navigators Group Inc	1,622,889
54,167	NBT Bancorp Inc	1,989,012
57,116	Northfield Bancorp Inc	990,963
127,421	Northwest Bancshares Inc	2,200,561
60,051	OFG Bancorp	549,467
169,535	Old National Bancorp	3,102,490
24,665	Opus Bank(a)	591,960
52,320	Oritani Financial Corp	878,976
56,223	Parkway Inc REIT	1,294,816
90,665	Pennsylvania REIT(b)	951,076
18,535	Piper Jaffray Cos	1,100,052
56,431	PRA Group Inc(a)	1,616,748
66,796	ProAssurance Corp	3,650,401
75,423	Provident Financial Services Inc	2,011,531
24,872	PS Business Parks Inc REIT	3,320,412
99,282	Ramco-Gershenson Properties Trust REIT	1,291,659
22,139	RE/MAX Holdings Inc Class A	1,406,933
137,275	Retail Opportunity Investments Corp REIT	2,609,598
48,521	RLI Corp	2,783,165
43,279	S&T Bancorp Inc	1,712,983
18,812	Safety Insurance Group Inc	1,435,356
15,418	Saul Centers Inc REIT	954,528
73,018	Selective Insurance Group Inc	3,932,019
55,914	ServisFirst Bancshares Inc	2,172,259
40,307	Simmons First National Corp Class A(b)	2,333,775
36,133	Southside Bancshares Inc	1,313,796
29,171	Stewart Information Services Corp	1,101,497
130,419	Summit Hotel Properties Inc REIT	2,085,400
78,000	Third Point Reinsurance Ltd(a)	1,216,800
Shares		Fair Value
Financial — (continued)
15,228	Tompkins Financial Corp	$ 1,311,740
127,236	TrustCo Bank Corp NY	1,132,400
91,349	United Community Banks Inc	2,607,100
26,235	United Fire Group Inc	1,202,088
25,213	United Insurance Holdings Corp	410,972
15,622	Universal Health Realty Income Trust REIT	1,179,305
39,921	Universal Insurance Holdings Inc	918,183
37,136	Urstadt Biddle Properties Inc REIT Class A	805,851
9,515	Virtus Investment Partners Inc	1,104,216
104,003	Waddell & Reed Financial Inc Class A(b)	2,087,340
49,673	WageWorks Inc(a)	3,015,151
35,271	Walker & Dunlop Inc(a)	1,845,731
32,716	Westamerica Bancorporation(b)	1,947,911
48,324	Whitestone REIT(b)	630,628
142,700	WisdomTree Investments Inc(b)	1,452,686
7,196	World Acceptance Corp(a)(b)	596,476
		202,813,678
Industrial — 18.28%
50,694	AAON Inc	1,747,676
40,259	AAR Corp	1,520,985
74,616	Actuant Corp Class A	1,910,170
49,978	Advanced Energy Industries Inc(a)	4,036,223
41,242	Aegion Corp(a)	960,114
93,999	Aerojet Rocketdyne Holdings Inc(a)	3,290,905
27,267	Aerovironment Inc(a)	1,475,690
11,915	Alamo Group Inc	1,279,314
36,168	Albany International Corp Class A	2,076,043
36,083	Apogee Enterprises Inc	1,741,366
48,848	Applied Industrial Technologies Inc	3,214,198
24,156	Applied Optoelectronics Inc(a)(b)	1,562,169
32,205	ArcBest Corp	1,077,257
23,792	Astec Industries Inc	1,332,590
31,619	Atlas Air Worldwide Holdings Inc(a)	2,080,530
66,107	Axon Enterprise Inc(a)(b)	1,498,646
32,530	AZZ Inc	1,584,211
36,440	Badger Meter Inc	1,785,560
61,975	Barnes Group Inc	4,365,519
12,746	Bel Fuse Inc Class B	397,675
62,478	Benchmark Electronics Inc(a)	2,133,624
48,167	Boise Cascade Co(a)	1,681,028
59,743	Brady Corp Class A	2,267,247
53,417	Briggs & Stratton Corp	1,255,299
38,486	Chart Industries Inc(a)	1,509,806
20,621	CIRCOR International Inc	1,122,401
46,619	Comfort Systems USA Inc	1,664,298

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
25,000	Control4 Corp(a)	$ 736,500
41,060	CTS Corp	989,546
31,194	Cubic Corp	1,590,894
20,275	DXP Enterprises Inc(a)	638,460
32,965	Echo Global Logistics Inc(a)	621,390
41,315	Electro Scientific Industries Inc(a)	575,105
25,961	Encore Wire Corp	1,162,404
26,682	EnPro Industries Inc	2,148,701
32,327	ESCO Technologies Inc	1,938,004
32,243	Exponent Inc	2,382,758
46,717	Fabrinet (a)	1,731,332
20,402	FARO Technologies Inc(a)	780,377
75,021	Federal Signal Corp	1,596,447
37,918	Forward Air Corp	2,170,047
48,295	Franklin Electric Co Inc	2,166,031
62,074	General Cable Corp	1,170,095
41,243	Gibraltar Industries Inc(a)	1,284,719
35,630	Greenbrier Cos Inc(b)	1,715,584
37,747	Griffon Corp	837,983
100,527	Harsco Corp(a)	2,101,014
16,591	Haynes International Inc	595,783
62,540	Heartland Express Inc	1,568,503
78,820	Hillenbrand Inc	3,062,157
41,836	Hub Group Inc Class A(a)	1,796,856
69,712	II-VI Inc(a)	2,868,649
23,589	Insteel Industries Inc	615,909
42,632	Itron Inc(a)	3,301,848
39,559	John Bean Technologies Corp	3,999,415
34,908	Kaman Corp	1,947,168
109,070	KapStone Paper & Packaging Corp	2,343,914
60,000	Kemet Corp(a)	1,267,800
13,256	Lindsay Corp(b)	1,218,226
26,888	LSB Industries Inc(a)(b)	213,491
21,554	Lydall Inc(a)	1,235,044
47,711	Marten Transport Ltd	980,461
53,849	Matson Inc	1,517,465
46,068	Methode Electronics Inc	1,950,980
40,407	Moog Inc Class A(a)	3,371,156
72,090	Mueller Industries Inc	2,519,545
17,275	Multi-Color Corp	1,415,686
26,696	Myers Industries Inc	559,281
21,641	MYR Group Inc(a)	630,619
6,599	National Presto Industries Inc(b)	702,464
11,248	Olympic Steel Inc	247,456
34,828	Orion Marine Group Inc(a)	228,472
21,957	OSI Systems Inc(a)	2,006,211
25,660	Park Electrochemical Corp	474,710
19,902	Patrick Industries Inc(a)	1,673,758
61,943	PGT Inc(a)	926,048
42,016	Plexus Corp(a)	2,356,257
11,706	Powell Industries Inc	351,063
30,991	Proto Labs Inc(a)	2,488,577
42,788	Quanex Building Products Corp	981,985
45,172	Raven Industries Inc	1,463,573
Shares		Fair Value
Industrial — (continued)
38,003	Roadrunner Transportation Systems Inc(a)	$ 362,169
22,730	Rogers Corp(a)	3,029,454
31,838	Saia Inc(a)	1,994,651
94,276	Sanmina Corp(a)	3,502,353
52,644	Simpson Manufacturing Co Inc	2,581,662
53,034	SPX Corp(a)	1,556,018
52,934	SPX Flow Inc(a)	2,041,135
15,988	Standex International Corp	1,697,926
21,795	Sturm Ruger & Co Inc(b)	1,126,801
22,279	Tennant Co	1,474,870
70,767	Tetra Tech Inc	3,294,204
48,606	TimkenSteel Corp(a)(b)	801,999
44,472	TopBuild Corp(a)	2,898,240
32,424	Tredegar Corp	583,632
36,787	Trex Company Inc(a)	3,313,405
62,115	Triumph Group Inc	1,847,921
114,670	TTM Technologies Inc(a)(b)	1,762,478
25,546	Universal Forest Products Inc	2,507,595
19,426	US Concrete Inc(a)(b)	1,482,204
27,310	US Ecology Inc	1,469,278
22,515	Vicor Corp(a)	531,354
34,793	Watts Water Technologies Inc Class A	2,407,676
		174,055,490
Technology — 8.44%
22,497	Agilysys Inc(a)	268,839
50,000	Barracuda Networks Inc(a)	1,211,500
45,228	Bottomline Technologies Inc(a)	1,439,607
87,288	Brooks Automation Inc	2,650,064
31,662	Cabot Microelectronics Corp	2,530,744
30,601	CACI International Inc Class A(a)	4,264,249
28,414	CEVA Inc(a)	1,216,119
36,320	Cohu Inc	865,869
14,705	Computer Programs & Systems Inc	434,533
49,707	Cray Inc(a)	966,801
41,995	CSG Systems International Inc	1,683,999
36,698	Digi International Inc(a)	388,999
47,977	Diodes Inc(a)	1,435,952
42,753	Donnelley Financial Solutions Inc(a)	921,755
27,442	DSP Group Inc(a)	356,746
27,613	Ebix Inc(b)	1,801,748
58,129	Electronics For Imaging Inc(a)	2,480,946
22,636	Engility Holdings Inc(a)	785,016
42,126	ExlService Holdings Inc(a)	2,456,788
44,778	Insight Enterprises Inc(a)	2,056,206
77,600	Kopin Corp(a)(b)	323,592
88,980	Kulicke & Soffa Industries Inc(a)	1,919,299
67,727	LivePerson Inc(a)	917,701
76,926	Lumentum Holdings Inc(a)(b)	4,180,928

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Technology — (continued)
32,150	ManTech International Corp Class A	$ 1,419,422
75,784	MaxLinear Inc(a)	1,799,870
60,171	Mercury Systems Inc(a)	3,121,671
11,772	MicroStrategy Inc Class A(a)	1,503,402
67,907	MKS Instruments Inc	6,413,816
51,689	Monotype Imaging Holdings Inc	995,013
21,213	MTS Systems Corp	1,133,835
33,074	Nanometrics Inc(a)	952,531
46,752	Omnicell Inc(a)	2,386,690
37,233	Power Integrations Inc	2,725,456
60,408	Progress Software Corp	2,305,773
58,011	Quality Systems Inc(a)	912,513
39,444	Qualys Inc(a)	2,043,199
136,608	Rambus Inc(a)	1,823,717
38,933	Rudolph Technologies Inc(a)	1,023,938
82,842	Semtech Corp(a)	3,110,717
21,541	SPS Commerce Inc(a)	1,221,590
47,465	Super Micro Computer Inc(a)	1,048,977
49,665	Sykes Enterprises Inc(a)	1,448,231
52,381	Synchronoss Technologies Inc(a)	488,715
18,082	TeleTech Holdings Inc	754,924
60,566	Veeco Instruments Inc(a)	1,296,112
34,001	Virtusa Corp(a)	1,284,558
61,922	Xperi Corp	1,566,627
		80,339,297
Utilities — 2.80%
63,623	ALLETE Inc	4,917,422
45,855	American States Water Co	2,258,359
80,576	Avista Corp	4,171,419
60,027	California Water Service Group	2,290,030
50,785	El Paso Electric Co	2,805,871
35,865	Northwest Natural Gas Co	2,309,706
99,420	South Jersey Industries Inc	3,432,973
60,369	Spire Inc	4,506,546
		26,692,326
TOTAL COMMON STOCK — 99.34% (Cost $733,623,944)		$ 946,131,642
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 10.35%
$28,898,932	Undivided interest of 16.21% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $28,898,932 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(c)	$ 28,898,932
28,898,932	Undivided interest of 16.30% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $28,898,932 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(c)	28,898,932
28,898,932	Undivided interest of 25.46% in a repurchase agreement (principal amount/value $93,605,440 with a maturity value of $93,613,708) with Scotia Capital (USA) Inc, 1.06%, dated 9/29/17 to be repurchased at $28,898,932 on 10/2/17 collateralized by various U.S. Government Agency securities, 3.00%, 7/20/46 - 8/20/47, with a value of $95,485,983.(c)	28,898,932

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$11,892,160	Undivided interest of 32.64% in a repurchase agreement (principal amount/value $29,577,870 with a maturity value of $29,580,458) with ING Financial Markets LLC, 1.05%, dated 9/29/17 to be repurchased at $11,892,160 on 10/2/17 collateralized by Federal National Mortgage Association securities, 3.00% - 4.00%, 3/1/26 - 11/1/46, with a value of $30,169,697.(c)	$ 11,892,160
SHORT TERM INVESTMENTS — 10.35% (Cost $98,588,956)		$ 98,588,956
TOTAL INVESTMENTS — 109.69% (Cost $832,212,900)		$1,044,720,598
OTHER ASSETS & LIABILITIES, NET — (9.69)%		$ (92,256,553)
TOTAL NET ASSETS — 100.00%		$ 952,464,045
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 29, 2017.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 29, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation
Russell 2000 Mini Long Futures	89	6,643,405	December 2017	$194,528
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 29, 2017

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 946,131,642	$ —	$ —	$ 946,131,642
Short Term Investments	—	98,588,956	—	98,588,956
Total investments, at fair value:	946,131,642	98,588,956	0	1,044,720,598
Other Financial Investments:
Futures Contracts(a)	194,528	—	—	194,528
Total Assets	$ 946,326,170	$ 98,588,956	$ 0	$ 1,044,915,126
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 237 futures contracts for the reporting period.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 1.43%
$ 154,026	Aegis Asset Backed Securities Trust Mortgage Pass Through Certificates(a) Series 2004-3 Class A1 1.96%, 09/25/2034 LIBOR 30 DAY + 72	$ 154,116
312,459	Asset Backed Funding Certificates Trust(a)(b) Series 2004-OPT4 Class A1 1.86%, 04/25/2034 LIBOR 30 DAY + 62	313,020
8,022	Centex Home Equity Loan Trust(b) Series 2004-A Class AF6 4.27%, 01/25/2034	8,079
268,740	GMACM Home Equity Loan Trust(b) Series 2007-HE2 Class A3 6.19%, 12/25/2037	263,052
71,848	Structured Receivables Finance 3 LLC(b)(c) Series 2006-A Class A 5.55%, 01/15/2030	74,821
440,536	Towd Point Mortgage Trust(c) Series 2015-2 Class 1AE2 2.75%, 11/25/2060	442,419
951,285	Trinity Rail Leasing LP(c) Series 2012-1A Class A1 2.27%, 01/15/2043	938,046
1,000,000	Upland Ltd(a)(c) Series 2016-1A Class A2A 3.71%, 04/20/2028 LIBOR 90 DAY + 240	1,003,048
		3,196,601
U.S. Government Agency — 0.01%
13,989	Federal National Mortgage Association(b)(d) Series 2003-T4 Class 2A6 4.76%, 07/26/2033	14,729
TOTAL ASSET-BACKED SECURITIES — 1.44% (Cost $3,123,469)		$ 3,211,330
BANK LOANS
558,597	Allison Transmission Inc(a) 3.24%, 09/23/2022 LIBOR 30 DAY + 200	560,423
	Asurion LLC(a)
977,550	3.98%,08/04/2022 LIBOR 30 DAY + 275	983,484
997,494	4.24%,11/03/2023 LIBOR 30 DAY + 300	1,001,769
989,394	Caliber Collision(a) 4.24%, 01/25/2024 LIBOR 30 DAY + 300	994,753
995,000	Casella Waste System Inc(a) 3.98%, 10/17/2023 LIBOR 30 DAY + 275	997,487
Principal Amount		Fair Value
Bank Loans — (continued)
$ 997,500	CityCenter Holdings LLC(a) 3.74%, 04/18/2024 LIBOR 30 DAY + 250	$ 1,000,773
1,492,500	Doosan Bobcat Inc(a) 4.07%, 05/12/2024 LIBOR 90 DAY + 275	1,499,652
1,371,562	Eagleclaw (a) 5.57%, 06/07/2024 LIBOR 90 DAY + 425	1,380,707
2,000,000	Multi-Color Corp 3.57%, 09/20/2024	2,006,250
2,000,000	Parexel International Corp 4.31%, 08/11/2024	2,014,000
992,500	Pinnacle Foods Finance LLC(a) 3.23%, 01/30/2024 LIBOR 30 DAY + 200	994,113
1,654,167	Quickrete Holdings Inc(a) 4.00%, 11/15/2023 LIBOR 30 DAY + 275	1,651,237
1,995,012	Rackspace Hosting(a) 4.81%, 11/03/2023 LIBOR 90 DAY + 350	1,990,382
2,000,000	United Site Services(a) 5.06%, 08/10/2024 LIBOR 90 DAY + 375	2,020,000
1,000,000	Virgin Media Bristol LLC(a) 3.98%, 01/31/2025 LIBOR 30 DAY + 275	1,003,594
714,963	Zayo Group LLC(a) 3.74%, 01/19/2024 LIBOR 30 DAY + 250	715,499
TOTAL BANK LOANS — 9.34% (Cost $20,730,246)		$ 20,814,123
CORPORATE BONDS AND NOTES
Basic Materials — 6.44%
1,000,000	CF Industries Inc 7.13%, 05/01/2020	1,110,000
2,000,000	Chevron Phillips Chemical Co(c) 2.45%, 05/01/2020	2,014,828
2,000,000	EI du Pont de Nemours & Co 2.20%, 05/01/2020	2,012,528
3,000,000	Georgia-Pacific LLC(c) 2.54%, 11/15/2019	3,024,114
2,974,000	Potash Corp of Saskatchewan Inc 6.50%, 05/15/2019	3,167,014
3,000,000	Sherwin-Williams Co 2.25%, 05/15/2020	3,011,354
		14,339,838
Communications — 3.51%
2,000,000	AT&T Inc 2.45%, 06/30/2020	2,013,903
2,500,000	Deutsche Telekom International Finance BV(c) 2.23%, 01/17/2020	2,502,864
1,000,000	Discovery Communications LLC 2.20%, 09/20/2019	1,003,200

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$2,297,000	NBCUniversal Enterprise Inc(c) 1.97%, 04/15/2019	$ 2,304,426
		7,824,393
Consumer, Cyclical — 0.23%
500,000	American Axle & Manufacturing Inc(c)(e) 6.25%, 04/01/2025	510,000
Consumer, Non-Cyclical — 24.38%
	Abbott Laboratories
3,000,000	2.00%, 09/15/2018	3,007,680
2,000,000	2.35%, 11/22/2019	2,016,026
245,000	2.00%, 03/15/2020	244,438
2,000,000	Actavis Funding SCS 3.00%, 03/12/2020	2,041,566
1,085,000	Actavis Inc 6.13%, 08/15/2019	1,166,595
2,000,000	Altria Group Inc 2.63%, 01/14/2020	2,030,599
3,000,000	Anheuser-Busch InBev Worldwide Inc 5.00%, 04/15/2020	3,221,786
2,000,000	Bard Inc 1.38%, 01/15/2018	1,998,143
3,000,000	BAT Capital Corp(c) 2.30%, 08/14/2020	3,008,928
3,000,000	Bayer US Finance LLC(c) 2.38%, 10/08/2019	3,016,985
3,000,000	Constellation Brands Inc 3.88%, 11/15/2019	3,112,890
3,000,000	Danone SA(c) 1.69%, 10/30/2019	2,979,800
3,000,000	Dr Pepper Snapple Group Inc 2.00%, 01/15/2020	2,988,620
1,642,000	Edwards Lifesciences Corp 2.88%, 10/15/2018	1,659,386
1,000,000	HCA Inc 3.75%, 03/15/2019	1,021,250
3,000,000	Kraft Heinz Foods Co(a) 2.13%, 08/10/2022 LIBOR 90 DAY + 82	3,002,749
2,270,000	Laboratory Corp of America Holdings 2.50%, 11/01/2018	2,279,734
2,361,000	Life Technologies Corp 6.00%, 03/01/2020	2,564,758
1,250,000	McCormick & Co Inc 3.90%, 07/15/2021	1,311,054
2,700,000	Mondelez International Holdings Netherlands BV(c) 1.63%, 10/28/2019	2,678,986
	Reckitt Benckiser Treasury Services PLC(c)
1,000,000	2.13%, 09/21/2018	1,004,323
2,000,000	1.89%, 06/24/2022(a) LIBOR 90 DAY + 56	2,007,360
1,500,000	Thermo Fisher Scientific Inc 2.40%, 02/01/2019	1,510,116
1,265,000	Zimmer Biomet Holdings Inc 4.63%, 11/30/2019	1,327,023
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$3,000,000	Zoetis Inc 3.45%, 11/13/2020	$ 3,101,098
		54,301,893
Energy — 6.83%
1,280,000	Buckeye Partners LP 2.65%, 11/15/2018	1,285,206
2,000,000	Columbia Pipeline Group Inc 2.45%, 06/01/2018	2,006,858
800,000	Concho Resources Inc 4.38%, 01/15/2025	842,000
	EQT Corp
3,000,000	8.13%, 06/01/2019	3,291,616
2,000,000	2.50%, 10/01/2020	2,007,061
3,000,000	Kinder Morgan Inc(a) 2.58%, 01/15/2023 LIBOR 90 DAY + 128	3,004,702
1,250,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/2021	1,354,528
1,350,000	Southern Natural Gas Co LLC / Southern Natural Issuing Corp 4.40%, 06/15/2021	1,429,933
		15,221,904
Financial — 20.94%
	American Express Credit Corp
1,000,000	1.88%, 11/05/2018	1,000,915
1,000,000	2.13%, 03/18/2019	1,005,350
	Bank of America Corp
2,000,000	2.65%, 04/01/2019	2,017,815
2,000,000	2.25%, 04/21/2020	2,004,118
2,000,000	2.37%, 07/21/2021	1,999,780
2,000,000	Bank of Montreal 1.50%, 07/18/2019	1,987,094
3,000,000	Citibank NA 2.10%, 06/12/2020	3,004,600
2,000,000	Citigroup Inc 2.05%, 06/07/2019	2,001,335
2,000,000	Citizens Bank NA 2.20%, 05/26/2020	1,999,338
1,000,000	Fifth Third Bank 1.63%, 09/27/2019	993,727
	Goldman Sachs Group Inc
1,635,000	2.90%, 07/19/2018	1,649,892
3,000,000	2.60%, 12/27/2020	3,022,324
1,000,000	Iron Mountain Inc(c) 4.88%, 09/15/2027	1,018,750
	JPMorgan Chase & Co
1,000,000	2.35%, 01/28/2019	1,007,395
2,000,000	2.75%, 06/23/2020	2,037,616
2,250,000	JPMorgan Chase Bank NA 1.65%, 09/23/2019	2,241,467
250,000	Lehman Brothers Holdings Inc Escrow Account(b)(f)(g) 0.00%, 10/15/2020	15,625
2,000,000	Metropolitan Life Global Funding I(c)(e) 2.05%, 06/12/2020	1,997,677
	Morgan Stanley
1,000,000	6.63%, 04/01/2018	1,024,432

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$2,000,000	2.50%, 01/24/2019	$ 2,016,548
2,000,000	2.65%, 01/27/2020	2,022,615
3,000,000	PNC Bank NA 2.00%, 05/19/2020	2,997,463
	Pricoa Global Funding I(c)
1,000,000	1.90%, 09/21/2018	1,001,949
2,000,000	1.45%, 09/13/2019	1,979,980
570,000	Royal Bank of Canada 2.15%, 03/15/2019	573,042
2,000,000	Wells Fargo & Co 2.60%, 07/22/2020	2,027,700
2,000,000	Wells Fargo Bank NA 1.75%, 05/24/2019	1,998,414
		46,646,961
Industrial — 9.99%
278,290	Federal Express Corp 1998 Pass Through Trust(b) 6.85%, 01/15/2019	286,639
2,050,000	Fortive Corp 1.80%, 06/15/2019	2,047,899
2,000,000	JB Hunt Transport Services Inc 2.40%, 03/15/2019	2,009,804
1,706,000	Molex Electronic Technologies LLC(c) 2.88%, 04/15/2020	1,716,757
3,770,000	Pentair Finance SA 2.90%, 09/15/2018	3,799,375
2,855,000	PerkinElmer Inc 5.00%, 11/15/2021	3,093,901
2,555,000	Rockwell Automation Inc 2.05%, 03/01/2020	2,544,287
3,000,000	Siemens Financieringsmaatschappij NV(c) 1.30%, 09/13/2019	2,965,041
1,050,000	Textron Inc 5.60%, 12/01/2017	1,056,392
2,395,000	Tyco Electronics Group SA 2.38%, 12/17/2018	2,408,410
250,000	Union Pacific Corp 2.25%, 06/19/2020	251,666
74,406	Union Pacific Railroad Co 1999 Pass Through Trust(b) 7.60%, 01/02/2020	81,149
		22,261,320
Technology — 3.70%
1,000,000	Diamond 1 Finance Corp / Diamond 2 Finance Corp(c) 3.48%, 06/01/2019	1,019,130
2,185,000	Fiserv Inc 2.70%, 06/01/2020	2,209,890
2,000,000	NetApp Inc 2.00%, 09/27/2019	1,999,041
3,000,000	VMware Inc 2.30%, 08/21/2020	3,008,213
		8,236,274
Utilities — 2.88%
500,000	Commonwealth Edison Co 2.15%, 01/15/2019	502,369
Principal Amount		Fair Value
Utilities — (continued)
$ 2,276,000	Dominion Gas Holdings LLC 2.80%, 11/15/2020	$ 2,313,004
2,000,000	ONE Gas Inc 2.07%, 02/01/2019	2,002,742
1,603,285	Southern California Edison Co 1.85%, 02/01/2022	1,586,228
		6,404,343
TOTAL CORPORATE BONDS AND NOTES — 78.90% (Cost $175,622,473)		$175,746,926
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.00%
4,152	CHL Mortgage Pass Through Trust(a) Series 2003-15 Class 1A1 1.74%, 06/25/2018 LIBOR 30 DAY + 50	4,121
U.S. Government Agency — 0.46%
1,000,000	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(c) Series 2011-K704 Class B 4.69%, 10/25/2030	1,017,330
TOTAL MORTGAGE-BACKED SECURITIES — 0.46% (Cost $1,016,607)		$ 1,021,451
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
10,000,000	1.38%, 02/28/2019	9,992,969
5,000,000	1.75%, 09/30/2019(e)	5,025,000
TOTAL U.S. TREASURY BONDS AND NOTES — 6.74% (Cost $15,027,100)		$ 15,017,969
Shares
EXCHANGE TRADED FUNDS
300,000	PowerShares Senior Loan Portfolio	6,948,000

EXCHANGE TRADED FUNDS — 3.12% (Cost $6,977,700)		$ 6,948,000

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 4.10%
$2,900,000	Repurchase agreement (principal amount/value $2,900,000 with a maturity value of $2,900,259 with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $2,900,259 on 10/2/17 collateralized by Federal Home Loan Mortgage Corp securities, 1.60% - 2.00%, 9/28/20 - 9/28/22, with a value of $2,958,674.	$ 2,900,000
1,479,070	Undivided interest of 0.83% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $1,479,070 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(h)	1,479,070
1,479,070	Undivided interest of 0.83% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $1,479,070 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(h)	1,479,070
1,479,070	Undivided interest of 2.73% in a repurchase agreement (principal amount/value $44,602,207 with a maturity value of $44,606,221) with Citigroup Global Markets Inc, 1.08%, dated 9/29/17 to be repurchased at $1,479,070 on 10/2/17 collateralized by various U.S. Government Agency securities, 1.90% - 9.00%, 12/1/17 - 6/1/51, with a value of $45,494,252.(h)	1,479,070
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,479,070	Undivided interest of 25.00% in a repurchase agreement (principal amount/value $5,268,274 with a maturity value of $5,268,735) with Bank of Montreal, 1.05%, dated 9/29/17 to be repurchased at $1,479,070 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 3.50%, 12/31/18 - 9/20/45, with a value of $5,373,639.(h)	$ 1,479,070
311,221	Undivided interest of 3.48% in a repurchase agreement (principal amount/value $7,419,623 with a maturity value of $7,420,266) with BNP Paribas Securities Corp, 1.04%, dated 9/29/17 to be repurchased at $311,221 on 10/2/17 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 12/7/17 - 4/15/29, with a value of $7,568,016.(h)	311,221
SHORT TERM INVESTMENTS — 4.10% (Cost $9,127,501)		$ 9,127,501
TOTAL INVESTMENTS — 104.10% (Cost $231,625,096)		$231,887,300
OTHER ASSETS & LIABILITIES, NET — (4.10)%		$ (9,129,779)
TOTAL NET ASSETS — 100.00%		$222,757,521

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
(b)	Illiquid security; at September 29, 2017, the aggregate cost and fair value of illiquid securities was $962,701 and $1,057,114, respectively, representing 0.47% of net assets.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 29, 2017, the aggregate cost and fair value of 144A securities was $40,211,432 and $40,227,562, respectively, representing 18.06% of net assets.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 29, 2017. Maturity date disclosed represents final maturity date.
(e)	All or a portion of the security is on loan at September 29, 2017.
(f)	Security in bankruptcy at September 29, 2017.
(g)	Security in default; some interest payments received during the last 12 months. At September 29, 2017, the aggregate cost and fair value of such securities was $0 and $15,625, respectively, representing 0.01% of net assets.
(h)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

September 29, 2017

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 3,211,330	$ —	$ 3,211,330
Bank Loans	—	20,814,123	—	20,814,123
Corporate Bonds and Notes	—	175,746,926	—	175,746,926
Mortgage-Backed Securities	—	1,021,451	—	1,021,451
U.S. Treasury Bonds and Notes	—	15,017,969	—	15,017,969
Exchange Traded Funds	6,948,000	—	—	6,948,000
Short Term Investments	—	9,127,501	—	9,127,501
Total Assets	$ 6,948,000	$ 224,939,300	$ 0	$ 231,887,300
Illiquid Securities
Investments in securities include issues that are illiquid. An illiquid security may have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, the issuer’s financial performance and is valued under methods approved by the Board of Directors reflecting fair value. Illiquid securities are marked with an applicable footnote on the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Technology — 0.17%
$1,225,000	Western Digital Corp 10.50%, 04/01/2024	$ 1,439,375
TOTAL CORPORATE BONDS AND NOTES — 0.17% (Cost $1,219,580)		$ 1,439,375
Shares
COMMON STOCK
Basic Materials — 4.56%
19,868	Akzo Nobel NV(a)	1,832,405
237,000	CF Industries Holdings Inc	8,332,920
230,775	DowDuPont Inc	15,976,553
151,583	International Paper Co	8,612,946
85,300	Nucor Corp	4,780,212
		39,535,036
Communications — 8.02%
153,971	CenturyLink Inc(b)	2,910,052
351,900	Cisco Systems Inc	11,834,397
279,300	Comcast Corp Class A	10,747,464
514,500	News Corp Class A	6,822,270
323,158	Telefonica SA(a)	3,511,760
3,733	Time Warner Inc	382,446
443,000	Twenty-First Century Fox Inc Class B	11,424,970
344,292	Verizon Communications Inc	17,039,011
795,408	Vodafone Group PLC(a)	2,226,755
26,300	Walt Disney Co	2,592,391
		69,491,516
Consumer, Cyclical — 5.23%
71,878	Adient PLC	6,037,033
61,000	Delta Air Lines Inc	2,941,420
224,000	Ford Motor Co	2,681,280
136,000	Kohl's Corp(b)	6,208,400
47,000	L Brands Inc(b)	1,955,670
130,947	Las Vegas Sands Corp	8,401,560
56,000	Macy's Inc	1,221,920
256,300	Mattel Inc(b)	3,967,524
57,600	Southwest Airlines Co	3,224,448
110,800	Wal-Mart Stores Inc	8,657,912
		45,297,167
Consumer, Non-Cyclical — 16.82%
71,687	Anthem Inc	13,611,928
184,700	Archer-Daniels-Midland Co	7,851,597
33,500	Becton Dickinson & Co	6,564,325
127,200	Bristol-Myers Squibb Co	8,107,728
219,844	Coty Inc Class A	3,634,021
122,388	Diageo PLC(a)	4,023,965
122,800	Gilead Sciences Inc	9,949,256
290,535	GlaxoSmithKline PLC(a)	5,806,014
64,000	GlaxoSmithKline PLC(b)	2,598,400
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
7,000	Hershey Co	$ 764,190
129,200	Johnson & Johnson	16,797,292
51,700	Kellogg Co	3,224,529
51,900	Kimberly-Clark Corp	6,107,592
123,900	Medtronic PLC	9,635,703
127,300	Merck & Co Inc	8,151,019
79,700	PepsiCo Inc	8,880,971
381,688	Pfizer Inc	13,626,262
50,400	Philip Morris International Inc	5,594,904
153,500	Tyson Foods Inc Class A	10,814,075
		145,743,771
Energy — 9.84%
150,541	Apache Corp	6,894,778
103,000	Canadian Natural Resources Ltd	3,449,470
82,644	Chevron Corp	9,710,670
18,820	EQT Corp(b)	1,227,817
280,296	Exxon Mobil Corp	22,978,666
203,600	Hess Corp	9,546,804
158,000	Occidental Petroleum Corp	10,145,180
34,000	Royal Dutch Shell PLC Sponsored ADR Class A	2,059,720
317,333	Total SA(a)	17,038,924
44,600	TransCanada Corp	2,204,578
		85,256,607
Financial — 28.36%
34,000	American Express Co	3,075,640
144,400	American International Group Inc	8,864,716
63,400	Ameriprise Financial Inc	9,415,534
87,837	Bank of America Corp	2,225,790
144,500	Bank of New York Mellon Corp	7,661,390
64,001	Brighthouse Financial Inc(c)	3,891,261
42,149	Chubb Ltd	6,008,340
194,600	Citigroup Inc	14,155,204
82,700	Equity Residential REIT	5,452,411
398,400	Fifth Third Bancorp	11,147,232
330,705	JPMorgan Chase & Co	31,585,634
349,700	KeyCorp	6,581,354
268,600	Loews Corp	12,855,196
70,200	Marsh & McLennan Cos Inc	5,883,462
248,400	MetLife Inc	12,904,380
390,200	Morgan Stanley	18,795,934
78,100	Northern Trust Corp	7,179,733
62,800	PNC Financial Services Group Inc	8,463,556
238,696	Rayonier Inc REIT	6,895,927
244,072	Royal Bank of Scotland Group PLC(a)(c)	878,284
161,300	State Street Corp	15,410,602
226,000	US Bancorp	12,111,340
407,000	Wells Fargo & Co	22,446,050
175,413	Weyerhaeuser Co REIT	5,969,304
21,978	Willis Towers Watson PLC	3,389,667

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
62,900	XL Group Ltd	$ 2,481,405
		245,729,346
Industrial — 11.67%
56,800	Boeing Co	14,439,128
18,200	CH Robinson Worldwide Inc(b)	1,385,020
134,600	Emerson Electric Co	8,458,264
103,356	Flowserve Corp(b)	4,401,932
347,900	General Electric Co	8,412,222
109,400	Harris Corp	14,405,792
54,200	Illinois Tool Works Inc	8,019,432
338,980	Johnson Controls International PLC	13,657,505
79,800	Pentair PLC	5,423,208
15,600	Stericycle Inc(c)	1,117,272
42,300	TE Connectivity Ltd	3,513,438
88,800	United Parcel Service Inc Class B	10,663,992
9,200	United Technologies Corp	1,067,936
51,800	Vulcan Materials Co	6,195,280
		101,160,421
Technology — 6.36%
26,600	Analog Devices Inc	2,292,122
16,400	Apple Inc	2,527,568
162,800	Applied Materials Inc	8,480,252
43,700	CA Inc	1,458,706
85,900	Hewlett Packard Enterprise Co	1,263,589
227,400	Microsoft Corp	16,939,026
256,000	QUALCOMM Inc	13,271,040
60,800	Texas Instruments Inc	5,450,112
40,300	Western Digital Corp	3,481,920
		55,164,335
Utilities — 5.71%
102,900	Edison International	7,940,793
171,400	Exelon Corp	6,456,638
340,700	NiSource Inc	8,718,513
164,600	PG&E Corp	11,207,614
266,453	Southern Co	13,093,501
3,004	Westar Energy Inc	148,998
40,151	Xcel Energy Inc	1,899,945
		49,466,002
TOTAL COMMON STOCK — 96.57% (Cost $664,717,245)		$ 836,844,201
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.69%
108,869	Becton Dickinson & Co, 6.13%	5,982,351
Utilities — 0.88%
26,535	DTE Energy Co, 6.50%	1,430,502
Shares		Fair Value
Utilities — (continued)
113,545	NextEra Energy Inc, 6.12%	$ 6,244,975
		7,675,477
TOTAL CONVERTIBLE PREFERRED STOCK — 1.57% (Cost $12,327,929)		$ 13,657,828
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.98%
$8,500,000	Federal Farm Credit Banks Funding Corp 0.71%, 10/02/2017	8,499,670
Repurchase Agreements — 2.17%
5,267,444	Undivided interest of 2.95% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $5,267,444 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(d)	5,267,444
5,267,444	Undivided interest of 2.97% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $5,267,444 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(d)	5,267,444

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,831,706	Undivided interest of 7.08% in a repurchase agreement (principal amount/value $44,602,207 with a maturity value of $44,606,221) with Citigroup Global Markets Inc, 1.08%, dated 9/29/17 to be repurchased at $3,831,706 on 10/2/17 collateralized by various U.S. Government Agency securities, 1.90% - 9.00%, 12/1/17 - 6/1/51, with a value of $45,494,252.(d)	$ 3,831,706
4,436,047	Undivided interest of 75.00% in a repurchase agreement (principal amount/value $5,268,274 with a maturity value of $5,268,735) with Bank of Montreal, 1.05%, dated 9/29/17 to be repurchased at $4,436,047 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 3.50%, 12/31/18 - 9/20/45, with a value of $5,373,639.(d)	4,436,047
18,802,641
SHORT TERM INVESTMENTS — 3.15% (Cost $27,302,311)		$ 27,302,311
TOTAL INVESTMENTS — 101.46% (Cost $705,567,065)		$ 879,243,715
OTHER ASSETS & LIABILITIES, NET — (1.46)%		$ (12,673,529)
TOTAL NET ASSETS — 100.00%		$ 866,570,186
(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at September 29, 2017.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2017

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Corporate Bonds and Notes	$ —	$ 1,439,375	$ —	$ 1,439,375
Common Stock	801,526,093	35,318,108	—	836,844,201
Convertible Preferred Stock	—	13,657,828	—	13,657,828
Short Term Investments	—	27,302,311	—	27,302,311
Total Assets	$ 801,526,093	$ 77,717,622	$ 0	$ 879,243,715
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.57%
89,000	Air Products & Chemicals Inc	$ 13,458,580
71,000	Ashland Global Holdings Inc	4,642,690
101,000	Franco-Nevada Corp(a)	7,825,480
178,000	RPM International Inc	9,138,520
494,000	Valvoline Inc	11,584,300
		46,649,570
Communications — 3.25%
200,000	DigitalGlobe Inc(b)	7,050,000
13,000	FactSet Research Systems Inc	2,341,430
89,000	Interactive Corp(b)	10,464,620
110,000	Match Group Inc(a)(b)	2,550,900
111,000	Symantec Corp	3,641,910
67,000	TripAdvisor Inc(a)(b)	2,715,510
112,000	VeriSign Inc(a)(b)	11,915,680
22,000	Zillow Group Inc Class A(b)	883,300
22,000	Zillow Group Inc Class C(a)(b)	884,620
		42,447,970
Consumer, Cyclical — 14.51%
200,000	Aramark	8,122,000
7,000	AutoZone Inc(b)	4,165,770
67,000	Burlington Stores Inc(b)	6,395,820
142,000	CarMax Inc(a)(b)	10,765,020
67,000	Casey's General Stores Inc(a)	7,333,150
470,000	Coach Inc	18,931,600
247,000	Dollar General Corp	20,019,350
45,000	Ferrari NV(a)	4,971,600
260,000	HD Supply Holdings Inc(b)	9,378,200
111,000	L Brands Inc(a)	4,618,710
146,000	Marriott International Inc Class A	16,097,960
320,000	MGM Resorts International	10,428,800
333,000	Michaels Cos Inc(b)	7,149,510
381,000	Norwegian Cruise Line Holdings Ltd(b)	20,593,050
49,000	O'Reilly Automotive Inc(b)	10,553,130
41,000	PVH Corp	5,168,460
45,000	Royal Caribbean Cruises Ltd	5,334,300
111,000	United Continental Holdings Inc(b)	6,757,680
34,000	Vail Resorts Inc	7,756,080
34,000	WABCO Holdings Inc(b)	5,032,000
		189,572,190
Consumer, Non-Cyclical — 26.82%
122,000	Acadia Healthcare Co Inc(a)(b)	5,826,720
247,000	Alkermes PLC(b)	12,557,480
74,000	Alnylam Pharmaceuticals Inc(a)(b)	8,694,260
31,000	Bioverativ Inc(b)	1,769,170
411,500	Bruker Corp	12,242,125
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
269,000	Catalent Inc(b)	$ 10,738,480
142,000	ConAgra Foods Inc	4,791,080
83,000	Cooper Cos Inc	19,680,130
229,000	CoreLogic Inc(b)	10,584,380
21,900	Costar Group Inc(b)	5,874,675
120,000	Dentsply Sirona Inc	7,177,200
303,000	Envision Healthcare Corp(b)	13,619,850
78,626	Equifax Inc	8,333,570
45,000	FleetCor Technologies Inc(b)	6,964,650
45,000	Gartner Inc(b)	5,598,450
146,000	Global Payments Inc	13,874,380
112,000	Henry Schein Inc(b)	9,182,880
515,000	Hologic Inc(b)	18,895,350
16,000	IDEXX Laboratories Inc(b)	2,487,840
233,262	IHS Markit Ltd(b)	10,282,189
36,000	Illumina Inc(b)	7,171,200
47,000	Incyte Corp(b)	5,486,780
5,000	Intuitive Surgical Inc(b)	5,229,400
178,000	KAR Auction Services Inc	8,497,720
21,000	Kite Pharma Inc(b)	3,776,010
88,000	MacDonald Dettwiler & Associates Ltd(a)	5,006,003
187,000	MEDNAX Inc(b)	8,063,440
80,000	Quintiles Transnational Holdings Inc(b)	7,605,600
60,882	Sabre Corp	1,101,964
129,000	ServiceMaster Global Holdings Inc(b)	6,028,170
266,000	Sprouts Farmers Market Inc(b)	4,992,820
123,000	Teleflex Inc	29,762,310
17,000	TESARO Inc(a)(b)	2,194,700
186,151	TransUnion (b)	8,797,496
147,000	TreeHouse Foods Inc(a)(b)	9,956,310
224,000	Vantiv Inc Class A(a)(b)	15,785,280
138,000	Verisk Analytics Inc(b)	11,480,220
35,000	Vertex Pharmaceuticals Inc(b)	5,321,400
67,000	West Pharmaceutical Services Inc	6,449,420
134,000	Zoetis Inc	8,543,840
		350,424,942
Energy — 1.15%
178,000	Arc Resources Ltd	2,452,270
43,000	Centennial Resource Development Inc(b)(c)(d)(e)	734,074
166,000	Centennial Resource Development Inc Class A(a)(b)	2,983,020
67,000	Concho Resources Inc(b)	8,825,240
		14,994,604
Financial — 9.01%
185,000	CBOE Holdings Inc	19,911,550
225,000	Fifth Third Bancorp	6,295,500
493,000	FNF Group	23,397,780
44,000	Oaktree Capital Group LLC LP	2,070,200

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
347,000	Progressive Corp	$ 16,801,740
19,000	SBA Communications Corp REIT(b)	2,736,950
399,000	SLM Corp(b)	4,576,530
370,000	TD Ameritrade Holding Corp	18,056,000
70,000	Webster Financial Corp	3,678,500
131,000	Willis Towers Watson PLC	20,204,130
		117,728,880
Industrial — 21.21%
31,000	Acuity Brands Inc(a)	5,309,680
314,000	Agilent Technologies Inc	20,158,800
134,000	Allegion PLC	11,586,980
24,000	Ardagh Group SA	513,840
403,000	Ball Corp	16,643,900
65,000	BWX Technologies Inc	3,641,300
11,000	Coherent Inc(b)	2,586,870
100,000	Colfax Corp(b)	4,164,000
169,000	Fortive Corp	11,963,510
111,000	Gardner Denver Holdings Inc(b)	3,054,720
134,000	Harris Corp	17,645,120
175,000	IDEX Corp	21,257,250
56,000	JB Hunt Transport Services Inc	6,220,480
78,000	Kansas City Southern	8,477,040
448,000	Keysight Technologies Inc(b)	18,663,680
34,000	Martin Marietta Materials Inc	7,011,820
28,000	Middleby Corp(b)	3,588,760
82,000	National Instruments Corp	3,457,940
111,000	Rockwell Collins Inc	14,508,810
89,000	Roper Technologies Inc	21,662,600
421,000	Sensata Technologies Holding NV(a)(b)	20,237,470
530,000	Textron Inc	28,556,400
224,000	Waste Connections Inc	15,671,040
169,000	Xylem Inc	10,584,470
		277,166,480
Technology — 14.08%
19,000	athenahealth Inc(b)	2,362,840
155,000	Atlassian Corp PLC Class A(b)	5,448,250
33,000	Black Knight Financial Services Inc Class A(a)(b)	1,420,650
102,000	CDK Global Inc	6,435,180
270,000	CSRA Inc	8,712,900
85,000	Electronic Arts Inc(b)	10,035,100
78,000	Fidelity National Information Services Inc	7,284,420
179,000	Fiserv Inc(b)	23,083,840
54,000	Guidewire Software Inc(b)	4,204,440
67,000	KLA-Tencor Corp	7,102,000
422,000	Marvell Technology Group Ltd	7,553,800
269,000	Microchip Technology Inc(a)	24,150,820
78,000	Microsemi Corp(b)	4,015,440
58,000	MSCI Inc	6,780,200
144,000	Red Hat Inc(b)	15,963,840
Shares		Fair Value
Technology — (continued)
22,000	ServiceNow Inc(b)	$ 2,585,660
99,000	Splunk Inc(b)	6,576,570
178,000	SS&C Technologies Holdings Inc	7,146,700
81,000	Tableau Software Inc Class A(b)	6,066,090
45,000	Veeva Systems Inc Class A(b)	2,538,450
25,050	WeWork Class A(b)(c)(d)(e)(f)	1,297,841
82,000	Workday Inc Class A(b)	8,641,980
206,317	Xilinx Inc	14,613,433
		184,020,444
TOTAL COMMON STOCK — 93.60% (Cost $897,019,446)		$ 1,223,005,080
CONVERTIBLE PREFERRED STOCK
Communications — 0.14%
5,230	Roofoods Ltd Series F, 0.00%(b)(c)(d)(e)(f)	1,849,171
Technology — 0.40%
20,098	Dropbox Series A, 0.00%(b)(c)(d)(e)(f)	188,921
98,726	Dropbox Series A-1, 0.00%(b)(c)(d)(e)(f)	928,025
44,193	WeWork Series D-1, 0.00%(b)(c)(d)(e)(f)	2,289,639
34,723	WeWork Series D-2, 0.00%(b)(c)(d)(e)(f)	1,798,999
		5,205,584
TOTAL CONVERTIBLE PREFERRED STOCK — 0.54% (Cost $4,238,470)		$ 7,054,755
PREFERRED STOCK
Technology — 0.01%
16,184	Dropbox Inc(c)(d)(e)(f)	152,130
TOTAL PREFERRED STOCK — 0.01% (Cost $146,451)		$ 152,130

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 5.74%
$75,000,000	Federal Home Loan Mortgage Corp 0.96%, 10/02/2017	$ 74,996,042
Repurchase Agreements — 7.44%
27,570,992	Undivided interest of 15.46% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $27,570,992 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(g)	27,570,992
27,570,992	Undivided interest of 15.55% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $27,570,992 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(g)	27,570,992
27,570,992	Undivided interest of 24.29% in a repurchase agreement (principal amount/value $93,605,440 with a maturity value of $93,613,708) with Scotia Capital (USA) Inc, 1.06%, dated 9/29/17 to be repurchased at $27,570,992 on 10/2/17 collateralized by various U.S. Government Agency securities, 3.00%, 7/20/46 - 8/20/47, with a value of $95,485,983.(g)	27,570,992
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$14,486,717	Undivided interest of 62.76% in a repurchase agreement (principal amount/value $19,355,429 with a maturity value of $19,357,139) with BNP Paribas Securities Corp, 1.06%, dated 9/29/17 to be repurchased at $14,486,717 on 10/2/17 collateralized by various U.S. Government Agency securities, 4.60% - 7.00%, 11/1/18 - 8/20/67, with a value of $19,742,538.(g)	$ 14,486,717
		97,199,693
SHORT TERM INVESTMENTS — 13.18% (Cost $172,195,735)		$ 172,195,735
TOTAL INVESTMENTS — 107.33% (Cost $1,073,600,102)		$1,402,407,700
OTHER ASSETS & LIABILITIES, NET — (7.33)%		$ (95,731,943)
TOTAL NET ASSETS — 100.00%		$1,306,675,757

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
(a)	All or a portion of the security is on loan at September 29, 2017.
(b)	Non-income producing security.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Illiquid security; at September 29, 2017, the aggregate cost and fair value of illiquid securities was $5,385,462 and $9,238,800, respectively, representing 0.71% of net assets.
(e)	Restricted security; further details of these securities are included in a subsequent table.
(f)	Security is fair valued using significant unobservable inputs.
(g)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
At September 29, 2017, the Fund held the following restricted securities:
Security	Coupon	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Centennial Resource Development Inc	N/A%	06/08/2017	$623,500	$734,074	0.06%
WeWork Class A	N/A	12/09/2014-05/26/2015	377,041	1,297,841	0.10
Convertible Preferred Stock
Dropbox Series A	0.00	05/01/2012	181,869	188,921	0.01
Dropbox Series A-1	0.00	05/01/2012	893,381	928,025	0.07
Roofoods Ltd Series F	0.00	09/12/2017	1,849,174	1,849,171	0.14
WeWork Series D-1	0.00	12/09/2014	735,866	2,289,639	0.18
WeWork Series D-2	0.00	12/09/2014	578,180	1,798,999	0.14
Preferred Stock
Dropbox Inc	N/A	05/01/2012	146,451	152,130	0.01
			$5,385,462	$9,238,800	0.71%
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.

September 29, 2017

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 1,220,973,165	$ 734,074	$ 1,297,841	$ 1,223,005,080
Convertible Preferred Stock	—	—	7,054,755	7,054,755
Preferred Stock	—	—	152,130	152,130
Short Term Investments	—	172,195,735	—	172,195,735
Total Assets	$ 1,220,973,165	$ 172,929,809	$ 8,504,726	$ 1,402,407,700
Restricted Securities and Illiquid Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Investments in securities include issues that are illiquid. An illiquid security may have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, the issuer’s financial performance and is valued under methods approved by the Board of Directors reflecting fair value. Illiquid securities are marked with an applicable footnote on the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount(a)		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
	Argentine Bonos del Tesoro
289,000	ARS, 22.75%, 03/05/2018	$ 16,493
4,875,000	ARS, 21.20%, 09/19/2018	280,302
89,466,000	ARS, 18.20%, 10/03/2021(b)	5,320,649
3,215,000	ARS, 21.69%, 04/03/2022(c) BADLARPP + 200	183,266
27,319,000	ARS, 16.00%, 10/17/2023	1,628,104
130,304,000	ARS, 15.50%, 10/17/2026	7,989,848
	Brazil Letras do Tesouro Nacional(e)
22,700 (d)	BRL, 0.00%, 07/01/2019	6,308,423
12,537 (d)	BRL, 0.00%, 07/01/2020	3,170,472
2,240 (d)	BRL, 0.00%, 07/01/2021	510,929
	Brazil Notas do Tesouro Nacional Series B, Index Linked(f)
161 (d)	BRL, 6.00%, 05/15/2019	159,669
1,247 (d)	BRL, 6.00%, 08/15/2022	1,259,695
1,384 (d)	BRL, 6.00%, 05/15/2023	1,401,576
250 (d)	BRL, 6.00%, 08/15/2024	255,545
	Brazil Notas do Tesouro Nacional Series F
2,120 (d)	BRL, 10.00%, 01/01/2019	690,302
31,320 (d)	BRL, 10.00%, 01/01/2021	10,236,034
41,897 (d)	BRL, 10.00%, 01/01/2023	13,603,020
27,055 (d)	BRL, 10.00%, 01/01/2025	8,737,968
8,299 (d)	BRL, 10.00%, 01/01/2027	2,659,465
	Colombia Government International Bond
266,000,000	COP, 7.75%, 04/14/2021	96,479
41,000,000	COP, 4.38%, 03/21/2023	13,334
64,000,000	COP, 9.85%, 06/28/2027	27,313
813,000,000	Colombian Titulos De Tesoreria COP, 7.00%, 06/30/2032	276,725
	Colombian Treasury Bond
572,000,000	COP, 11.25%, 10/24/2018	207,788
327,000,000	COP, 5.00%, 11/21/2018	111,250
454,000,000	COP, 7.00%, 09/11/2019	159,308
1,035,000,000	COP, 11.00%, 07/24/2020	399,851
1,189,000,000	COP, 7.00%, 05/04/2022	419,723
4,456,000,000	COP, 10.00%, 07/24/2024	1,820,234
8,723,200,000	COP, 7.50%, 08/26/2026	3,153,833
4,621,700,000	COP, 6.00%, 04/28/2028	1,499,361
15,835,100,000	COP, 7.75%, 09/18/2030	5,867,626
	Ghana Government Bond
50,000	GHC, 21.50%, 03/09/2020	12,112
50,000	GHC, 24.75%, 03/01/2021	13,347
50,000	GHC, 24.50%, 06/21/2021	13,394
50,000	GHC, 24.75%, 07/19/2021	13,531
1,930,000	GHC, 18.75%, 01/24/2022	453,570
1,930,000	GHC, 19.75%, 03/25/2024	471,872
5,790,000	GHC, 19.00%, 11/02/2026	1,408,015
5,790,000	GHC, 19.75%, 03/15/2032	1,414,431
	India Government Bond
182,000,000	INR, 8.79%, 11/08/2021	3,001,373
147,000,000	INR, 8.20%, 02/15/2022	2,382,253
484,000,000	INR, 8.15%, 06/11/2022	7,837,347
329,000,000	INR, 8.08%, 08/02/2022	5,312,252
25,000,000	INR, 6.84%, 12/19/2022	386,574
362,000,000	INR, 8.83%, 11/25/2023	6,087,901
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
361,000,000	INR, 7.68%, 12/15/2023	$ 5,783,583
	Indonesia Treasury Bond
10,000,000,000	IDR, 11.50%, 09/15/2019	818,284
26,549,000,000	IDR, 11.00%, 11/15/2020	2,253,097
515,000,000	IDR, 12.80%, 06/15/2021	46,925
8,357,000,000	IDR, 8.25%, 07/15/2021	663,898
2,198,000,000	IDR, 7.00%, 05/15/2022	168,902
3,887,000,000	IDR, 12.90%, 06/15/2022	363,752
257,000,000	IDR, 10.25%, 07/15/2022	22,017
2,419,000,000	IDR, 5.63%, 05/15/2023	174,551
52,449,000,000	IDR, 8.38%, 03/15/2024	4,307,526
145,011,000,000	IDR, 8.38%, 09/15/2026	12,122,901
2,400,000,000	IDR, 12.00%, 09/15/2026	241,920
10,314,000,000	IDR, 7.00%, 05/15/2027	795,245
212,000,000	IDR, 10.00%, 02/15/2028	19,420
635,000,000	IDR, 6.13%, 05/15/2028	45,913
8,099,000,000	IDR, 9.00%, 03/15/2029	706,093
1,440,000,000	IDR, 10.50%, 08/15/2030	139,636
17,784,000,000	IDR, 8.75%, 05/15/2031	1,529,652
18,670,000,000	IDR, 8.38%, 03/15/2034	1,526,156
42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024	2,380,669
	Korea Treasury Bond
1,152,000,000	KRW, 3.00%, 03/10/2023	1,049,331
6,566,000,000	KRW, 3.38%, 09/10/2023	6,099,529
4,303,000,000	KRW, 3.50%, 03/10/2024	4,036,002
5,805,000,000	KRW, 3.00%, 09/10/2024	5,298,875
	Mexican Bonos
636,000 (g)	MXP, 7.75%, 12/14/2017	3,494,298
2,200,300 (g)	MXP, 4.75%, 06/14/2018	11,892,857
261,500 (g)	MXP, 8.50%, 12/13/2018	1,459,819
2,625,700 (g)	MXP, 5.00%, 12/11/2019	13,902,368
	Mexican Udibonos, Index Linked(f)
10,480 (h)	MXP, 3.50%, 12/14/2017	336,593
7,210 (h)	MXP, 4.00%, 06/13/2019	233,841
5,670 (h)	MXP, 2.50%, 12/10/2020	177,993
9,220,000	Peru Government Bond PEN, 7.84%, 08/12/2020	3,140,669
	Philippines Government Bond
9,260,000	PHP, 5.88%, 01/31/2018	184,396
106,499,000	PHP, 2.13%, 05/23/2018	2,087,889
37,900,000	PHP, 5.00%, 08/18/2018	759,574
422,060,000	PHP, 3.88%, 11/22/2019	8,346,152
2,130,000	PHP, 3.38%, 08/20/2020	41,523
	Republic of Serbia(i)
410,000	5.25%, 11/21/2017	411,569
610,000	4.88%, 02/25/2020	637,560
3,780,000	7.25%, 09/28/2021	4,364,010
	Republic of South Africa Government Bond
11,196,000	ZAR, 10.50%, 12/21/2026	927,616
15,836,000	ZAR, 8.00%, 01/31/2030	1,074,007
11,344,000	ZAR, 7.00%, 02/28/2031	697,807
20,368,000	ZAR, 8.25%, 03/31/2032	1,375,161
8,942,000	ZAR, 8.88%, 02/28/2035	624,054
10,065,000	ZAR, 6.25%, 03/31/2036	535,612
4,841,000	ZAR, 8.50%, 01/31/2037	321,917

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
520,000,000	Thailand Government Bond THB, 3.88%, 06/13/2019	$ 16,221,723
4,316,000	Ukraine Government International Bond(i) 0.00%, 05/31/2040	2,324,166
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 63.66% (Cost $221,095,053)		$233,439,608
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 6.51%
	Colombian TES Corto Plazo
312,000,000	COP, 5.55%, 12/12/2017	105,062
356,000,000	COP, 5.50%, 03/13/2018	118,287
	Mexico Cetes
3,218,930 (g)	MXP, 7.00%, 10/12/2017	1,763,217
4,218,370 (g)	MXP, 7.01%, 10/26/2017	2,304,397
7,863,380 (g)	MXP, 7.13%, 11/09/2017	4,283,880
5,563,660 (g)	MXP, 7.05%, 11/23/2017	3,022,739
3,508,980 (g)	MXP, 7.17%, 12/07/2017	1,901,189
10,373,030 (g)	MXP, 7.10%, 01/04/2018	5,589,474
326,940 (g)	MXP, 7.12%, 02/01/2018	175,206
1,669,770 (g)	MXP, 7.19%, 03/01/2018	889,948
7,030,060 (g)	MXP, 7.15%, 04/26/2018	3,706,668
		23,860,067
U.S. Government Agency Bonds and Notes — 8.02%
29,415,000	Federal Home Loan Bank 0.71%, 10/02/2017	29,413,856
Repurchase Agreements — 1.82%
$ 1,965,058	Undivided interest of 1.10% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $1,965,058 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(j)	1,965,058
Principal Amount(a)		Fair Value
Repurchase Agreements — (continued)
$1,965,058	Undivided interest of 1.11% in a repurchase agreement (principal amount/value $146,241,285 with a maturity value of $146,254,081) with RBC Capital Markets Corp, 1.05%, dated 9/29/17 to be repurchased at $1,965,058 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.00%, 2/8/18 - 8/20/47, with a value of $149,166,112.(j)
		$ 1,965,058
1,965,058	Undivided interest of 3.63% in a repurchase agreement (principal amount/value $44,602,207 with a maturity value of $44,606,221) with Citigroup Global Markets Inc, 1.08%, dated 9/29/17 to be repurchased at $1,965,058 on 10/2/17 collateralized by various U.S. Government Agency securities, 1.90% - 9.00%, 12/1/17 - 6/1/51, with a value of $45,494,252.(j)	1,965,058
796,809	Undivided interest of 8.91% in a repurchase agreement (principal amount/value $7,419,623 with a maturity value of $7,420,266) with BNP Paribas Securities Corp, 1.04%, dated 9/29/17 to be repurchased at $796,809 on 10/2/17 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 12/7/17 - 4/15/29, with a value of $7,568,016.(j)	796,809
		6,691,983
SHORT TERM INVESTMENTS — 16.35% (Cost $59,747,511)		$ 59,965,906
TOTAL INVESTMENTS — 80.01% (Cost $280,842,564)		$293,405,514
OTHER ASSETS & LIABILITIES, NET — 19.99%		$ 73,323,135
TOTAL NET ASSETS — 100.00%		$366,728,649

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of the security is on loan at September 29, 2017.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
(d)	Principal amount is stated in 1,000 Brazilian Real Units.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(f)	Principal amount of the security is adjusted for inflation.
(g)	Principal amount is stated in 100 Mexican Peso Units.
(h)	Principal amount is stated in 100 Unidad de Inversion Units.
(i)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 29, 2017, the aggregate cost and fair value of 144A securities was $7,359,452 and $7,737,305, respectively, representing 2.11% of net assets.
(j)	Collateral received for securities on loan.
BADLARPP	Argentina Deposit Rate is the interest rate banks charge each other for short-term loans.
At September 29, 2017, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	12,115,150	EUR	10,302,894	October 2017	$(75,921)
BA	USD	7,876,168	EUR	6,637,850	November 2017	7,886
BA	USD	858,514	EUR	717,348	December 2017	7,470
BA	USD	649,217	JPY	70,490,000	April 2018	15,843
BA	USD	4,487,852	JPY	493,336,325	May 2018	46,421
BB	USD	3,328,909	EUR	2,826,237	October 2017	(16,760)
BB	USD	1,167,595	EUR	974,263	November 2017	12,231
BB	USD	2,036,565	JPY	220,321,700	October 2017	76,862
BB	USD	332,874	JPY	36,253,000	November 2017	9,805
BB	USD	5,535,477	JPY	623,970,000	January 2018	(43,211)
BB	USD	3,815,735	JPY	416,570,000	February 2018	84,986
BB	USD	1,635,423	JPY	179,821,410	March 2018	22,190
CIT	INR	4,940,000	USD	75,236	December 2017	(298)
CIT	MXP	167,000,000	JPY	975,273,320	December 2017	42,595
CIT	USD	6,868,230	AUD	9,224,800	March 2018	(353,133)
CIT	USD	6,769,675	EUR	5,779,814	October 2017	(73,577)
CIT	USD	5,648,069	EUR	4,790,945	November 2017	(28,778)
CIT	USD	34,175	EUR	28,380	December 2017	488
CIT	USD	3,850,978	JPY	416,256,258	November 2017	142,706
CIT	USD	3,599,639	JPY	398,324,000	December 2017	46,315
CIT	USD	1,297,317	JPY	143,750,000	January 2018	11,606
CIT	USD	2,567,405	JPY	282,178,000	February 2018	40,905
CIT	USD	1,279,224	JPY	141,415,000	March 2018	10,475
CIT	USD	113,244	JPY	12,300,000	April 2018	2,757
CIT	USD	1,422,446	JPY	158,569,300	May 2018	(4,860)
CIT	USD	1,481,919	JPY	161,870,000	June 2018	22,081
CIT	USD	3,340,085	KRW	3,780,000,000	November 2017	37,949
CIT	USD	914,815	KRW	1,046,000,000	January 2018	222
CIT	USD	616,569	KRW	697,000,000	March 2018	6,552
DB	INR	42,419,000	USD	650,965	October 2017	(3,406)
DB	INR	18,408,000	USD	285,972	December 2017	(6,568)
DB	INR	48,853,500	USD	742,680	February 2018	(5,732)
DB	USD	24,215,212	EUR	20,716,858	October 2017	(311,318)
DB	USD	10,366,995	EUR	8,768,462	November 2017	(22,532)
DB	USD	3,301,570	EUR	2,747,131	December 2017	40,488
DB	USD	652,003	JPY	69,943,000	November 2017	28,782
DB	USD	1,941,350	JPY	216,473,441	January 2018	5,446
DB	USD	1,693,193	JPY	184,977,000	February 2018	36,141
DB	USD	1,226,923	JPY	134,000,000	March 2018	25,222
DB	USD	1,217,659	JPY	132,200,000	April 2018	30,152
DB	USD	4,928,055	JPY	537,430,000	June 2018	81,056
DB	USD	2,014,182	KRW	2,244,000,000	December 2017	52,931
DB	USD	3,126,398	KRW	3,495,000,000	February 2018	68,486
DB	USD	2,016,383	KRW	2,240,000,000	May 2018	53,796
GS	USD	1,807,491	EUR	1,533,816	October 2017	(7,386)
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
GS	USD	1,562,332	EUR	1,325,000	November 2017	$(7,826)
GS	USD	709,953	JPY	78,890,000	October 2017	7,751
GS	USD	642,969	JPY	72,750,000	November 2017	(5,105)
GS	USD	516,080	JPY	58,269,000	January 2018	(4,717)
GS	USD	1,558,128	JPY	168,946,270	February 2018	45,206
HSB	INR	107,921,500	USD	1,671,252	November 2017	(27,833)
HSB	INR	749,059,000	USD	11,378,255	January 2018	(50,505)
HSB	USD	5,623,006	EUR	4,876,318	October 2017	(144,203)
HSB	USD	1,915,910	EUR	1,623,934	November 2017	(8,371)
HSB	USD	2,407,273	JPY	264,800,000	October 2017	52,416
HSB	USD	165,617	JPY	18,251,000	November 2017	2,953
HSB	USD	3,302,800	JPY	359,550,000	December 2017	95,116
HSB	USD	4,724,981	JPY	523,943,132	January 2018	37,405
HSB	USD	3,319,964	JPY	365,444,000	February 2018	46,321
HSB	USD	1,359,619	JPY	149,738,000	March 2018	17,665
HSB	USD	1,556,747	JPY	171,317,700	May 2018	14,540
HSB	USD	2,504,891	JPY	268,900,000	June 2018	80,078
HSB	USD	4,194,009	KRW	4,704,000,000	October 2017	85,530
HSB	USD	12,004,530	KRW	13,471,000,000	November 2017	237,195
HSB	USD	2,965,548	KRW	3,339,000,000	December 2017	48,048
HSB	USD	3,281,534	KRW	3,706,000,902	January 2018	41,403
HSB	USD	5,442,204	KRW	6,147,999,098	March 2018	61,291
HSB	USD	6,513,786	KRW	7,442,000,000	April 2018	(2,852)
JPM	IDR	23,720,000,000	AUD	2,367,502	November 2017	(127,770)
JPM	IDR	55,542,800,000	USD	4,086,132	October 2017	27,775
JPM	IDR	19,419,555,300	USD	1,449,870	March 2018	(35,336)
JPM	IDR	47,000,000,000	USD	3,386,167	May 2018	18,201
JPM	INR	58,901,000	USD	908,310	October 2017	(9,015)
JPM	INR	4,324,000	USD	66,076	November 2017	(139)
JPM	INR	31,722,000	USD	486,832	February 2018	(8,675)
JPM	USD	2,993,485	AUD	4,061,000	November 2017	(189,514)
JPM	USD	19,597,719	AUD	26,284,000	March 2018	(976,996)
JPM	USD	22,608,416	EUR	19,671,523	October 2017	(660,977)
JPM	USD	6,636,898	EUR	5,617,585	November 2017	(20,308)
JPM	USD	3,968,534	JPY	422,425,000	October 2017	211,349
JPM	USD	1,073,424	JPY	116,715,000	November 2017	33,684
JPM	USD	1,968,298	JPY	219,790,000	December 2017	7,128
JPM	USD	6,688,908	JPY	747,795,000	January 2018	2,660
JPM	USD	9,738,632	JPY	1,063,053,000	February 2018	219,042
JPM	USD	1,009,167	JPY	112,634,000	March 2018	(562)
JPM	USD	10,432,302	JPY	1,119,350,600	April 2018	371,103
JPM	USD	575,774	JPY	62,827,000	May 2018	10,126
MS	USD	1,914,931	EUR	1,604,500	October 2017	16,636
MS	USD	1,165,182	EUR	968,000	November 2017	17,369
MS	USD	262,624	JPY	28,500,000	December 2017	8,260
MS	USD	344,378	JPY	38,040,000	March 2018	3,036
SAH	USD	481,356	EUR	420,000	October 2017	(15,545)
SAH	USD	2,752,654	EUR	2,313,692	November 2017	9,210
SAH	USD	386,835	JPY	42,690,000	October 2017	7,173
SAH	USD	876,611	JPY	96,686,500	November 2017	15,034
SAH	USD	539,887	JPY	59,860,000	January 2018	4,555
SAH	USD	1,892,725	JPY	207,930,000	February 2018	31,499
SAH	USD	485,618	JPY	54,379,000	May 2018	(3,769)
UBS	USD	3,908,838	EUR	3,381,838	October 2017	(92,147)
UBS	USD	1,730,238	EUR	1,466,990	November 2017	(8,343)
UBS	USD	130,261	EUR	109,008	December 2017	919
					Net Depreciation	$(395,466)
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
At September 29, 2017, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Value and Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	2.79%	LIBOR 90 DAY	$ 8,350,000	March 31, 2024	$(349,036)	Quarterly
Receive	2.73%	LIBOR 90 DAY	3,630,000	July 07, 2024	(140,704)	Quarterly
Receive	1.91%	LIBOR 90 DAY	8,650,000	January 22, 2025	137,737	Quarterly
Receive	1.97%	LIBOR 90 DAY	10,820,000	January 23, 2025	131,846	Quarterly
Receive	1.97%	LIBOR 90 DAY	6,380,000	January 27, 2025	76,651	Quarterly
Receive	1.94%	LIBOR 90 DAY	1,600,000	January 29, 2025	23,121	Quarterly
Receive	1.94%	LIBOR 90 DAY	1,350,000	January 30, 2025	19,146	Quarterly
Receive	1.82%	LIBOR 90 DAY	2,130,000	February 03, 2025	48,572	Quarterly
Receive	1.99%	LIBOR 90 DAY	3,050,000	March 27, 2025	36,607	Quarterly
Receive	1.98%	LIBOR 90 DAY	3,050,000	March 27, 2025	38,150	Quarterly
Receive	3.49%	LIBOR 90 DAY	3,970,000	March 31, 2044	(743,360)	Quarterly
Receive	2.38%	LIBOR 90 DAY	10,200,000	November 18, 2046	321,961	Quarterly
Receive	2.79%	LIBOR 90 DAY	7,200,000	March 13, 2047	(396,107)	Quarterly
Receive	2.54%	LIBOR 90 DAY	10,800,000	April 13, 2047	(15,093)	Quarterly
Receive	0.00%	LIBOR 90 DAY	4,500,000	July 27, 2047	(53,965)	Quarterly
				Net Depreciation	$(864,474)
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
MS	Morgan Stanley
SAH	Standard Chartered Bank
UBS	UBS AG
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro Dollar
GHC	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Summary of Investments by Country as of September 29, 2017.
Country	Fair Value	Percentage of Fund Investments
Mexico	$ 55,134,487	18.79%
Brazil	48,993,100	16.70
United States	38,486,508	13.12
India	30,791,283	10.49
Indonesia	25,945,889	8.84
South Korea	16,483,736	5.62
Thailand	16,221,723	5.53
Argentina	15,418,661	5.26
Columbia	14,262,839	4.86
Philippines	11,432,869	3.90
South Africa	5,556,174	1.89
Serbia	5,413,139	1.84
Ghana	3,800,271	1.30
Peru	3,140,669	1.07
Ukraine	2,324,166	0.79
Total	$293,405,514	100.00%
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.

September 29, 2017

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $355,345,071 in forward contracts for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $83,774,000 in interest rate swaps for the reporting period.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 3.55%
$1,500,000	Ares XLIII Ltd(a)(b) Series 2017-43A Class C 3.80%, 10/15/2029 LIBOR 90 DAY + 250	$ 1,499,958
2,000,000	Atrium VIII(a)(b) Series 8A Class CR 3.81%, 10/23/2024 LIBOR 90 DAY + 250	2,021,522
1,500,000	CIFC Funding Ltd(a)(b) Series 2017-1A Class C 3.76%, 04/23/2029 LIBOR 90 DAY + 245	1,509,169
99,710	Citicorp Residential Mortgage Trust(c)(d) Series 2006-2 Class A6 5.58%, 09/25/2036	103,322
1,500,000	Dryden Senior Loan(a)(b) Series 2017-50A Class C 3.55%, 07/15/2030 LIBOR 90 DAY + 225	1,507,839
1,500,000	Octagon Investment Partners 30 Ltd(a)(b) Series 2017-1A Class B 3.66%, 03/17/2030 LIBOR 90 DAY + 235	1,506,874
1,500,000	Race Point VIII Ltd(a)(b) Series 2013-8A Class CR 3.82%, 02/20/2030 LIBOR 90 DAY + 250	1,516,869
1,500,000	Shackleton Ltd(a)(b) Series 2017-10A Class C 3.71%, 04/20/2029 LIBOR 90 DAY + 240	1,506,870
	Towd Point Mortgage Trust(a)
	Series 2015-4 Class A1B
599,003	2.75%, 04/25/2055	601,953
	Series 2015-5 Class A1B
632,042	2.75%, 05/25/2055	635,331
951,284	Trinity Rail Leasing LP(a) Series 2012-1A Class A1 2.27%, 01/15/2043	938,046
		13,347,753
U.S. Government Agency — 0.04%
152,794	Federal Home Loan Mortgage Corp Structured Pass-Through Certificates(b)(c) Series T-34 Class A1V 1.48%, 07/25/2031 LIBOR 30 DAY + 24	145,388
TOTAL ASSET-BACKED SECURITIES — 3.59% (Cost $13,394,128)		$ 13,493,141
BANK LOANS
1,496,241	Asurion LLC(b) 4.24%, 11/03/2023 LIBOR 30 DAY + 300	1,502,653
Principal Amount		Fair Value
Bank Loans — (continued)
$ 997,500	Casella Waste System Inc(b) 3.98%, 10/17/2023 LIBOR 30 DAY + 275	$ 999,994
997,500	CityCenter Holdings LLC(b) 3.74%, 04/18/2024 LIBOR 30 DAY + 250	1,000,773
1,492,500	Doosan Bobcat Inc(b) 4.07%, 05/12/2024 LIBOR 90 DAY + 275	1,499,652
2,000,000	Parexel International Corp 4.31%, 08/11/2024	2,014,000
1,654,167	Quickrete Holdings Inc(b) 4.00%, 11/15/2023 LIBOR 30 DAY + 275	1,651,237
2,000,000	United Site Services(b) 5.06%, 08/10/2024 LIBOR 90 DAY + 375	2,020,000
714,962	Zayo Group LLC(b) 3.74%, 01/19/2024 LIBOR 30 DAY + 250	715,499
TOTAL BANK LOANS — 3.03% (Cost $11,365,767)		$ 11,403,808
CORPORATE BONDS AND NOTES
Financial — 0.26%
977,385	Caledonia Generating LLC(a)(c) 1.95%, 02/28/2022	969,577
Utilities — 0.23%
848,706	New Valley Generation V Pass Through Trust(c) 4.93%, 01/15/2021	890,686
TOTAL CORPORATE BONDS AND NOTES — 0.49% (Cost $1,887,358)		$ 1,860,263
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.57%
5,000,000	Houston Galleria(a) Series 2015-HGLR Class A1A2 3.09%, 03/05/2037	4,955,130
939,071	Mill City Mortgage Loan Trust(a) Series 2017-2 Class A1 2.75%, 07/25/2059	943,775
		5,898,905
U.S. Government Agency — 84.26%
1,057,887	Federal Deposit Insurance Corp Trust(a)(c) Series 2013-R1 Class A 1.15%, 03/25/2033	1,049,406
	Federal Home Loan Mortgage Corp
17,500,000	3.50%, TBA	18,012,012
3,250,000	4.50%, TBA	3,483,594

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 10,905	11.00%, 07/01/2020	$ 11,013
29,073	11.00%, 08/01/2020	29,702
48,867	5.50%, 04/01/2022	51,369
119,797	4.50%, 03/01/2024	127,038
439,500	4.50%, 04/01/2024	466,890
242,495	4.50%, 05/01/2024	257,177
267,579	4.50%, 12/01/2024	284,337
5,962	9.50%, 04/01/2025	6,573
285,808	4.00%, 03/01/2026	299,331
2,395,950	3.00%, 12/01/2026	2,464,506
937,880	3.00%, 04/01/2027	964,339
1,159,508	3.00%, 07/01/2029	1,194,240
1,195,705	3.50%, 02/01/2032	1,249,430
23,268	7.50%, 03/01/2032	23,337
56,699	7.00%, 09/01/2032	62,647
196,009	5.50%, 05/01/2033	219,041
138,983	5.50%, 06/01/2033	155,305
108,340	5.50%, 08/01/2033	120,998
86,495	5.50%, 01/01/2034	96,679
1,113,628	4.00%, 05/01/2034	1,184,573
198,855	5.50%, 10/01/2034	220,759
175,597	5.00%, 08/01/2035	192,607
596,835	5.00%, 09/01/2035	652,758
103,812	5.50%, 09/01/2035	116,372
449,038	5.00%, 12/01/2035	492,284
30,599	5.00%, 01/01/2036	33,451
395,789	6.00%, 01/01/2036	449,565
194,136	6.00%, 03/01/2036	219,868
185,450	6.00%, 07/01/2036	212,642
2,441,038	3.00%, 09/01/2036	2,488,715
41,883	5.50%, 05/01/2038	46,572
34,693	6.00%, 05/01/2038	39,302
131,697	5.00%, 06/01/2038	144,332
833,178	4.50%, 02/01/2040	901,707
1,200,649	5.00%, 03/01/2040	1,318,382
714,411	4.00%, 10/01/2040	754,934
924,515	4.00%, 01/01/2041	976,945
530,498	4.00%, 02/01/2041	560,601
591,673	3.50%, 02/01/2042	613,149
690,926	4.00%, 03/01/2042	730,217
2,103,512	3.50%, 06/01/2042	2,179,860
3,445,160	3.50%, 08/01/2042	3,568,136
1,330,426	3.50%, 09/01/2042	1,378,722
1,281,164	3.00%, 11/01/2042	1,292,574
420,281	3.50%, 11/01/2042	435,518
2,223,604	3.00%, 04/01/2043	2,243,929
1,742,797	3.00%, 06/01/2043	1,756,669
895,863	4.00%, 06/01/2043	951,701
1,780,122	3.00%, 07/01/2043	1,793,508
846,682	4.50%, 11/01/2043	910,350
1,372,573	4.00%, 01/01/2044	1,447,916
2,370,673	4.00%, 05/01/2044	2,515,923
2,305,859	3.50%, 10/01/2045	2,379,544
1,703,390	3.50%, 12/01/2045	1,757,822
4,633,273	3.00%, 10/01/2046	4,652,223
6,610,100	3.00%, 11/01/2046	6,638,318
4,054,701	3.00%, 12/01/2046	4,070,027
5,259,439	4.50%, 03/01/2047	5,636,305
937,926	4.50%, 04/01/2047	1,005,293
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,198,707	4.00%, 05/01/2047	$ 1,262,162
1,495,823	4.00%, 07/01/2047	1,575,006
	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)
	Series 2012-K705 Class B
1,410,000	4.30%, 09/25/2044	1,433,891
	Series 2013-K27 Class B
2,250,000	3.62%, 01/25/2046	2,303,062
	Series 2011-K12 Class B
2,500,000	4.49%, 01/25/2046	2,632,554
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K504 Class A2
1,000,000	2.57%, 09/25/2020	1,013,622
	Series K010 Class A2
5,500,000	4.33%, 10/25/2020	5,847,574
	Series K013 Class A2
4,000,000	3.97%, 01/25/2021	4,232,307
	Series KJ09 Class A1
3,784,893	2.02%, 04/25/2022	3,780,267
	Series K722 Class A2
6,000,000	2.41%, 03/25/2023	6,025,608
	Series K056 Class A1
1,659,029	2.20%, 07/25/2025	1,639,045
	Series K058 Class A1
647,324	2.34%, 07/25/2026	642,061
	Federal National Mortgage Association
1,300,000	3.50%, TBA	1,339,660
25,192	5.50%, 04/01/2018	25,295
37,352	5.00%, 05/01/2018	38,216
4,679	5.00%, 06/01/2018	4,787
86,646	5.00%, 08/01/2018	88,653
54,176	5.00%, 06/01/2023	57,400
5,122	8.50%, 08/01/2024	5,657
1,054,024	4.00%, 01/01/2025	1,110,589
349,303	4.00%, 07/01/2025	367,181
338,581	4.00%, 09/01/2025	355,967
1,157,932	3.50%, 11/01/2025	1,205,785
286,493	4.00%, 12/01/2025	301,178
28,013	8.50%, 11/01/2026	28,298
465,261	3.00%, 06/01/2027	479,236
1,977,288	3.00%, 08/01/2029	2,035,407
255,853	4.50%, 02/01/2030	275,343
254,071	4.50%, 03/01/2030	273,429
1,168,302	3.00%, 10/01/2030	1,202,698
70,301	7.00%, 02/01/2031	77,174
93,311	7.00%, 09/01/2031	108,779
196,162	6.50%, 12/01/2031	217,367
123,239	7.00%, 12/01/2031	133,896
433,166	6.50%, 01/01/2032	479,988
46,240	7.00%, 01/01/2032	47,003
262,793	6.50%, 02/01/2032	293,235
3,126,061	3.00%, 05/01/2032	3,214,082
496,793	3.00%, 08/01/2032	510,643
162,605	6.00%, 02/01/2033	169,663
258,296	6.00%, 03/01/2033	297,546
240,370	5.50%, 07/01/2033	269,001

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 444,768	5.00%, 09/01/2033	$ 490,008
125,464	5.50%, 09/01/2033	140,451
81,010	5.00%, 11/01/2033	89,256
287,155	5.50%, 11/01/2033	323,776
101,023	5.50%, 12/01/2033	113,309
150,664	5.50%, 03/01/2034	168,704
106,429	5.50%, 10/01/2034	119,064
199,676	5.50%, 12/01/2034	223,809
174,132	5.50%, 01/01/2035	194,803
373,729	5.50%, 02/01/2035	418,851
783,558	3.00%, 03/01/2035	800,646
935,888	3.50%, 04/01/2035	977,851
178,854	5.50%, 05/01/2035	200,465
28,235	5.00%, 08/01/2035	31,089
211,077	5.00%, 09/01/2035	232,595
501,080	5.00%, 10/01/2035	552,285
169,734	5.50%, 10/01/2035	190,224
359,748	6.00%, 12/01/2035	410,720
190,326	5.50%, 01/01/2036	212,835
202,119	6.00%, 01/01/2036	230,906
69,155	6.00%, 02/01/2036	78,474
79,706	6.00%, 03/01/2036	90,889
305,319	5.50%, 05/01/2036	340,073
49,047	6.00%, 12/01/2036	55,707
102,139	6.00%, 05/01/2037	116,104
173,333	5.00%, 07/01/2037	190,967
399,960	5.50%, 03/01/2038	445,312
399,704	5.50%, 06/01/2038	446,374
219,125	4.50%, 02/01/2039	238,320
342,006	5.00%, 04/01/2039	376,976
798,943	4.50%, 05/01/2039	871,854
378,419	4.50%, 06/01/2039	412,573
947,865	4.50%, 08/01/2039	1,023,648
912,483	5.00%, 11/01/2039	1,012,297
447,028	5.00%, 12/01/2039	495,441
191,430	4.50%, 03/01/2040	206,937
538,157	5.00%, 06/01/2040	592,578
1,438,832	4.50%, 08/01/2040	1,556,667
215,941	4.50%, 09/01/2040	234,166
925,223	5.00%, 09/01/2040	1,010,217
505,966	4.50%, 11/01/2040	547,305
630,379	5.00%, 01/01/2041	696,783
527,083	4.50%, 02/01/2041	573,813
150,387	4.00%, 03/01/2041	158,970
2,889,533	4.50%, 03/01/2041	3,128,564
730,869	4.50%, 04/01/2041	790,965
1,262,777	4.50%, 08/01/2041	1,364,247
717,538	4.00%, 09/01/2041	761,731
753,589	4.50%, 10/01/2041	817,466
2,207,203	3.50%, 12/01/2041	2,284,953
2,440,000	4.00%, 12/01/2041	2,591,684
1,401,768	4.00%, 07/01/2042	1,492,815
412,495	3.00%, 09/01/2042	415,904
1,357,134	3.50%, 09/01/2042	1,384,786
1,111,339	3.50%, 10/01/2042	1,149,872
579,288	3.50%, 11/01/2042	599,874
777,470	3.00%, 12/01/2042	783,896
2,313,001	3.00%, 03/01/2043	2,332,024
2,330,758	3.00%, 05/01/2043	2,349,971
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,682,886	3.50%, 05/01/2043	$ 1,744,539
1,440,657	3.00%, 07/01/2043	1,439,178
1,233,306	3.00%, 08/01/2043	1,243,234
916,303	3.50%, 08/01/2043	948,931
846,764	3.00%, 09/01/2043	853,735
1,723,535	4.00%, 10/01/2043	1,835,517
945,656	4.00%, 07/01/2045	996,016
1,349,384	3.50%, 08/01/2045	1,391,567
7,821,657	3.50%, 12/01/2045	8,066,170
7,363,608	3.50%, 01/01/2046	7,593,801
3,447,144	4.00%, 01/01/2046	3,629,543
1,664,638	3.50%, 02/01/2046	1,716,677
2,489,159	3.50%, 03/01/2046	2,566,973
7,814,297	3.50%, 07/01/2046	8,058,580
1,088,361	3.50%, 09/01/2046	1,125,170
7,530,957	3.00%, 10/01/2046	7,567,715
4,495,560	4.00%, 10/01/2046	4,734,299
3,078,625	3.00%, 11/01/2046	3,089,235
1,683,859	3.50%, 12/01/2046	1,736,498
4,906,142	3.50%, 01/01/2047	5,059,513
1,901,327	4.00%, 03/01/2047	2,002,104
1,959,142	4.00%, 04/01/2047	2,062,845
1,937,702	4.00%, 06/01/2047	2,040,409
2,220,409	3.50%, 07/01/2047	2,289,821
2,492,675	4.00%, 07/01/2047	2,624,804
4,572,650	3.50%, 08/01/2047	4,715,595
7,988,178	4.00%, 08/01/2047	8,411,599
5,876,780	3.00%, 09/01/2047	5,897,033
2,495,110	3.00%, 02/01/2057	2,478,610
	Government National Mortgage Association
2,190	9.50%, 05/20/2022	2,199
5,418	8.00%, 11/20/2023	5,849
2,590	7.50%, 10/20/2028	2,871
2,296	7.50%, 12/20/2028	2,520
229,650	5.00%, 10/20/2033(e)	253,230
184,018	5.00%, 02/20/2034	201,103
193,884	5.50%, 11/20/2034	216,478
157,231	5.50%, 04/20/2035	174,791
150,409	5.00%, 12/20/2035	164,382
96,484	5.50%, 05/20/2039	106,549
2,338,274	4.00%, 12/15/2040	2,481,688
1,223,844	4.00%, 01/15/2041	1,296,676
1,743,025	4.50%, 02/20/2041	1,904,244
1,335,144	4.00%, 03/20/2041	1,415,600
413,484	4.00%, 05/20/2041	438,394
1,630,928	4.00%, 07/20/2041	1,729,181
1,000,352	4.00%, 09/15/2041	1,061,625
725,931	3.50%, 08/15/2042(e)	757,391
3,026,011	3.50%, 08/20/2045(e)	3,162,807
2,489,432	3.50%, 12/20/2045(e)	2,591,584
1,586,601	3.00%, 01/20/2046	1,610,019
1,780,500	3.50%, 01/20/2046	1,853,425
1,468,857	3.50%, 03/20/2046	1,528,905
1,230,164	3.00%, 04/20/2046	1,248,322
1,829,599	3.50%, 04/20/2046	1,904,255
1,853,800	3.00%, 09/20/2046	1,881,162
723,065	3.00%, 10/20/2046	733,738
2,945,865	4.00%, 05/20/2047	3,106,386

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,236,397	3.50%, 06/20/2047	$ 1,286,605
	Seasoned Credit Risk Transfer Trust(c)
	Series 2016-1 Class MT
2,875,416	3.00%, 09/25/2055	2,845,154
	Series 2017-1 Class MT
1,125,416	3.00%, 01/25/2056	1,095,676
	Vendee Mortgage Trust
	Series 1993-3 Class 1
414,398	5.58%, 09/15/2023	437,630
	Series 1996-3 Class 1Z
984,597	6.75%, 09/15/2026	1,085,091
	Series 2011-2 Class V
1,408,057	3.75%, 02/15/2028	1,424,701
	Series 2002-1 Class 1A
519,174	6.00%, 10/15/2031	578,060
	Series 2008-1 Class GD
1,475,661	5.25%, 01/15/2032	1,557,430
		317,201,628
TOTAL MORTGAGE-BACKED SECURITIES — 85.83% (Cost $322,713,404)		$ 323,100,533
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	3.13%, 12/11/2020	1,563,828
500,000	5.75%, 06/12/2026	624,300
2,000,000	Tennessee Valley Authority 2.88%, 09/15/2024	2,070,300
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.13% (Cost $4,200,346)		$ 4,258,428
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
1,000,000	1.00%, 11/30/2019(f)	989,297
3,000,000	2.00%, 11/15/2021	3,022,266
6,000,000	1.63%, 02/15/2026(e)	5,701,640
2,500,000	2.00%, 11/15/2026(e)	2,435,156
2,000,000	2.38%, 05/15/2027	2,007,422
1,000,000	4.75%, 02/15/2037(e)	1,327,265
5,000,000	2.88%, 05/15/2043(e)	5,036,719
1,900,000	2.50%, 02/15/2045(e)	1,771,008
3,000,000	2.50%, 02/15/2046(e)	2,788,594
TOTAL U.S. TREASURY BONDS AND NOTES — 6.66% (Cost $24,936,226)		$ 25,079,367
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 7.33%
$26,600,000	Repurchase agreement (principal amount/value $26,600,000 with a maturity value of $26,602,372 with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $26,602,372 on 10/2/17 collateralized by U.S. Treasury securities, 0.88% - 2.25, 5/15/18 - 2/15/27, with a value of $27,132,051.	$ 26,600,000
14,099	Undivided interest of 0.15% in a repurchase agreement (principal amount/value $7,419,623 with a maturity value of $7,420,266) with BNP Paribas Securities Corp, 1.04%, dated 9/29/17 to be repurchased at $14,099 on 10/2/17 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 12/7/17 - 4/15/29, with a value of $7,568,016.(g)	14,099
999,651	Undivided interest of 0.56% in a repurchase agreement (principal amount/value $147,241,285 with a maturity value of $147,254,414) with Daiwa Capital Markets America Inc, 1.07%, dated 9/29/17 to be repurchased at $999,651 on 10/2/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/12/17 - 12/1/51, with a value of $150,186,111.(g)	999,651
SHORT TERM INVESTMENTS — 7.33% (Cost $27,613,750)		$ 27,613,750
TOTAL INVESTMENTS — 108.06% (Cost $406,110,979)		$ 406,809,290
OTHER ASSETS & LIABILITIES, NET — (8.06)%		$ (30,346,851)
TOTAL NET ASSETS — 100.00%		$ 376,462,439

See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 29, 2017, the aggregate cost and fair value of 144A securities was $27,569,405 and $27,531,826, respectively, representing 7.31% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
(c)	Illiquid security; at September 29, 2017, the aggregate cost and fair value of illiquid securities was $7,065,045 and $7,099,209, respectively, representing 1.89% of net assets.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 29, 2017. Maturity date disclosed represents final maturity date.
(e)	All or a portion of the security has been segregated to cover TBA commitments.
(f)	All or a portion of the security is on loan at September 29, 2017.
(g)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
TBA	To Be Announced
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

September 29, 2017

U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Illiquid Securities
Investments in securities include issues that are illiquid. An illiquid security may have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, the issuer’s financial performance and is valued under methods approved by the Board of Directors reflecting fair value. Illiquid securities are marked with an applicable footnote on the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

September 29, 2017

Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,607,014	Great-West Core Bond Fund Institutional Class(a)	$54,724,457
7,330,563	Great-West Loomis Sayles Bond Fund Institutional Class(a)	71,399,689
3,695,847	Great-West Putnam High Yield Bond Institutional Class(a)	36,514,963
4,522,527	Great-West Short Duration Bond Fund Institutional Class(a)	44,863,467
7,244,172	Great-West Templeton Global Bond Fund Institutional Class(a)	67,733,006
5,685,840	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	54,697,782

TOTAL BOND MUTUAL FUNDS — 47.42% (Cost $331,056,011)		$329,933,364
EQUITY MUTUAL FUNDS
2,764,370	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	29,164,097
451,769	Great-West Invesco Small Cap Value Fund Institutional Class(a)	4,748,095
491,040	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,728,718
1,346,290	Great-West MFS International Growth Fund Institutional Class(a)	13,732,162
3,035,662	Great-West MFS International Value Fund Institutional Class(a)	34,272,623
2,034,312	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	21,706,111
Shares		Fair Value
Equity Mutual Funds — (continued)
326,286	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 3,807,759
2,662,732	Great-West Putnam Equity Income Fund Institutional Class(a)	27,106,606
3,770,247	Great-West Real Estate Index Fund Institutional Class(a)	34,837,083
2,882,035	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	27,062,310
889,839	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	8,382,285

TOTAL EQUITY MUTUAL FUNDS — 30.12% (Cost $193,932,558)		$209,547,849
Account Balance
FIXED INTEREST CONTRACT
156,501,777 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	156,501,777

TOTAL FIXED INTEREST CONTRACT — 22.50% (Cost $156,501,777)		$156,501,777
TOTAL INVESTMENTS — 100.04% (Cost $681,490,346)		$695,982,990
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (271,380)
TOTAL NET ASSETS — 100.00%		$695,711,610

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,378,283	Great-West Core Bond Fund Institutional Class(a)	$23,212,045
3,106,831	Great-West Loomis Sayles Bond Fund Institutional Class(a)	30,260,529
1,567,901	Great-West Putnam High Yield Bond Institutional Class(a)	15,490,863
287,317	Great-West Short Duration Bond Fund Institutional Class(a)	2,850,187
3,076,357	Great-West Templeton Global Bond Fund Institutional Class(a)	28,763,936
2,411,725	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	23,200,789

TOTAL BOND MUTUAL FUNDS — 32.98% (Cost $123,217,864)		$123,778,349
EQUITY MUTUAL FUNDS
2,410,843	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	25,434,393
390,158	Great-West Invesco Small Cap Value Fund Institutional Class(a)	4,100,565
424,633	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,089,216
1,172,311	Great-West MFS International Growth Fund Institutional Class(a)	11,957,572
2,648,201	Great-West MFS International Value Fund Institutional Class(a)	29,898,189
1,774,625	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	18,935,250
Shares		Fair Value
Equity Mutual Funds — (continued)
282,100	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 3,292,104
2,322,934	Great-West Putnam Equity Income Fund Institutional Class(a)	23,647,464
1,826,666	Great-West Real Estate Index Fund Institutional Class(a)	16,878,397
2,516,624	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	23,631,101
774,003	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,291,109

TOTAL EQUITY MUTUAL FUNDS — 45.07% (Cost $155,068,899)		$169,155,360
Account Balance
FIXED INTEREST CONTRACT
82,539,461 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	82,539,461

TOTAL FIXED INTEREST CONTRACT — 21.99% (Cost $82,539,461)		$ 82,539,461
TOTAL INVESTMENTS — 100.04% (Cost $360,826,224)		$375,473,170
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (140,314)
TOTAL NET ASSETS — 100.00%		$375,332,856

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,046,054	Great-West Core Bond Fund Institutional Class(a)	$ 68,769,485
9,188,958	Great-West Loomis Sayles Bond Fund Institutional Class(a)	89,500,450
4,645,965	Great-West Putnam High Yield Bond Institutional Class(a)	45,902,130
847,374	Great-West Short Duration Bond Fund Institutional Class(a)	8,405,946
9,083,528	Great-West Templeton Global Bond Fund Institutional Class(a)	84,930,992
7,144,057	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	68,725,834

TOTAL BOND MUTUAL FUNDS — 23.91% (Cost $370,815,742)		$ 366,234,837
EQUITY MUTUAL FUNDS
13,639,679	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	143,898,608
2,234,006	Great-West Invesco Small Cap Value Fund Institutional Class(a)	23,479,406
2,425,242	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	23,355,078
6,586,946	Great-West MFS International Growth Fund Institutional Class(a)	67,186,852
14,931,669	Great-West MFS International Value Fund Institutional Class(a)	168,578,542
10,011,498	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	106,822,682
Shares		Fair Value
Equity Mutual Funds — (continued)
1,599,075	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 18,661,205
13,136,982	Great-West Putnam Equity Income Fund Institutional Class(a)	133,734,478
6,610,548	Great-West Real Estate Index Fund Institutional Class(a)	61,081,466
14,220,815	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	133,533,450
4,370,044	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	41,165,817

TOTAL EQUITY MUTUAL FUNDS — 60.16% (Cost $846,373,418)		$ 921,497,584
Account Balance
FIXED INTEREST CONTRACT
244,484,680 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	244,484,680

TOTAL FIXED INTEREST CONTRACT — 15.96% (Cost $244,484,680)		$ 244,484,680
TOTAL INVESTMENTS — 100.03% (Cost $1,461,673,840)		$ 1,532,217,101
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (522,653)
TOTAL NET ASSETS — 100.00%		$ 1,531,694,448

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,199,658	Great-West Core Bond Fund Institutional Class(a)	$21,468,663
2,870,900	Great-West Loomis Sayles Bond Fund Institutional Class(a)	27,962,569
1,453,147	Great-West Putnam High Yield Bond Institutional Class(a)	14,357,095
1,552,610	Great-West Short Duration Bond Fund Institutional Class(a)	15,401,890
2,841,277	Great-West Templeton Global Bond Fund Institutional Class(a)	26,565,942
2,230,129	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	21,453,835

TOTAL BOND MUTUAL FUNDS — 17.93% (Cost $127,997,454)		$127,209,994
EQUITY MUTUAL FUNDS
7,825,906	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	82,563,308
1,283,791	Great-West Invesco Small Cap Value Fund Institutional Class(a)	13,492,643
1,392,930	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	13,413,917
3,788,858	Great-West MFS International Growth Fund Institutional Class(a)	38,646,351
8,583,013	Great-West MFS International Value Fund Institutional Class(a)	96,902,219
5,772,326	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	61,590,723
Shares		Fair Value
Equity Mutual Funds — (continued)
920,824	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$10,746,011
7,540,813	Great-West Putnam Equity Income Fund Institutional Class(a)	76,765,473
2,674,609	Great-West Real Estate Index Fund Institutional Class(a)	24,713,386
8,159,249	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	76,615,350
2,505,005	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	23,597,148

TOTAL EQUITY MUTUAL FUNDS — 73.15% (Cost $474,329,824)		$519,046,529
Account Balance
FIXED INTEREST CONTRACT
63,560,248 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	63,560,248

TOTAL FIXED INTEREST CONTRACT — 8.96% (Cost $63,560,248)		$ 63,560,248
TOTAL INVESTMENTS — 100.04% (Cost $665,887,526)		$709,816,771
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (252,609)
TOTAL NET ASSETS — 100.00%		$709,564,162

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
11,941,275	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	$125,980,450
1,947,345	Great-West Invesco Small Cap Value Fund Institutional Class(a)	20,466,593
2,117,775	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	20,394,178
5,765,304	Great-West MFS International Growth Fund Institutional Class(a)	58,806,105
13,078,323	Great-West MFS International Value Fund Institutional Class(a)	147,654,271
8,752,782	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	93,392,184
1,398,661	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	16,322,375
11,504,514	Great-West Putnam Equity Income Fund Institutional Class(a)	117,115,951
Shares		Fair Value
Equity Mutual Funds — (continued)
2,501,360	Great-West Real Estate Index Fund Institutional Class(a)	$23,112,565
12,456,749	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	116,968,869
3,825,839	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	36,039,400

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $716,320,792)		$776,252,941
TOTAL INVESTMENTS — 100.04% (Cost $716,320,792)		$776,252,941
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (273,829)
TOTAL NET ASSETS — 100.00%		$775,979,112

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended September 29, 2017:
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund	Great-West Moderately Aggressive Profile Fund
Beginning Balance, January 01, 2017	$120,632,413	$56,512,577	$188,695,779	$42,133,828
Total interest received	1,951,164	1,081,661	3,458,007	1,165,325
Purchases*	41,900,006	32,383,859	67,178,099	24,496,967
Sales	(7,981,806)	(7,438,636)	(14,847,205)	(4,235,872)
Ending Balance, September 29, 2017	$156,501,777	$82,539,461	$244,484,680	$63,560,248
* Includes assets received as part of the Fund's reorganization.
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of September 29, 2017, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.

September 29, 2017

Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended September 29, 2017, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	5,607,014	$42,259,514	$15,686,910	$3,566,005	$(128,907)	$344,038	$1,228,076	$54,724,457	7.87%
Great-West Loomis Sayles Bond Fund Institutional Class	7,330,563	55,146,856	18,961,867	5,113,995	(299,713)	2,404,961	1,366,674	71,399,689	10.26
Great-West Putnam High Yield Bond Institutional Class	3,695,847	25,639,515	12,316,447	2,494,336	(7,821)	1,053,337	800,124	36,514,963	5.25
Great-West Short Duration Bond Fund Institutional Class	4,522,527	34,029,151	12,916,142	2,434,996	(68,006)	353,170	620,194	44,863,467	6.45
Great-West Templeton Global Bond Fund Institutional Class	7,244,172	55,030,573	20,143,722	9,830,030	(1,199,866)	2,388,741	1,074,772	67,733,006	9.73
Great-West U.S. Government Mortgage Securities Fund Institutional Class	5,685,840	42,337,024	15,645,594	3,481,914	(127,536)	197,078	1,031,969	54,697,782	7.86
					(1,831,849)	6,741,325	6,121,809	329,933,364	47.42
EQUITY MUTUAL FUNDS
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,764,370	24,282,120	8,586,780	5,143,220	134,122	1,438,417	512,188	29,164,097	4.19
Great-West Invesco Small Cap Value Fund Institutional Class	451,769	3,728,110	1,953,412	979,303	31,895	45,876	14,141	4,748,095	0.68
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	491,040	3,737,767	1,858,080	978,510	(35,457)	111,381	20,437	4,728,718	0.68
Great-West MFS International Growth Fund Institutional Class	1,346,290	11,313,052	2,818,284	3,094,163	(194,946)	2,694,989	-	13,732,162	1.97
Great-West MFS International Value Fund Institutional Class	3,035,662	22,731,635	11,560,280	3,893,689	835,977	3,874,397	119,861	34,272,623	4.93

September 29, 2017

Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	2,034,312	$17,358,141	$5,106,479	$4,171,056	$100,361	$3,412,547	$47,050	$21,706,111	3.12%
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	326,286	2,978,451	1,074,469	704,203	60,384	459,042	-	3,807,759	0.55
Great-West Putnam Equity Income Fund Institutional Class	2,662,732	20,486,236	7,639,884	3,031,482	(30,413)	2,011,968	244,125	27,106,606	3.90
Great-West Real Estate Index Fund Institutional Class	3,770,247	27,108,721	11,983,083	4,805,205	(432,503)	550,484	455,239	34,837,083	5.01
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,882,035	20,482,638	8,066,689	3,410,340	(373,281)	1,923,323	352,101	27,062,310	3.89
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	889,839	6,507,054	2,081,679	1,347,223	(80,085)	1,140,775	20,561	8,382,285	1.20
					16,054	17,663,199	1,785,703	209,547,849	30.12
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(b)(c)	156,501,777	120,632,413	41,900,006	7,981,806	-	-	1,951,164	156,501,777	22.50
					0	0	1,951,164	156,501,777	22.50
				Total	$(1,815,795)	$24,404,524	$9,858,676	$695,982,990	100.04%
(a) Includes assets received as part of the Fund's reorganization.
(b) Security is fair valued using significant unobservable inputs.
(c) Security is fair valued under procedures adopted by the Board of Directors.
Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,378,283	$15,979,805	$9,309,913	$2,141,836	$1,370	$64,163	$489,197	$23,212,045	6.19%
Great-West Loomis Sayles Bond Fund Institutional Class	3,106,831	20,797,548	11,450,470	3,043,147	(248,338)	1,055,658	516,482	30,260,529	8.06
Great-West Putnam High Yield Bond Institutional Class	1,567,901	9,687,246	6,824,076	1,468,824	(34,910)	448,365	303,332	15,490,863	4.13
Great-West Short Duration Bond Fund Institutional Class	287,317	1,722,975	1,360,819	250,319	(1,590)	16,712	36,680	2,850,187	0.76
Great-West Templeton Global Bond Fund Institutional Class	3,076,357	20,681,751	11,776,606	4,652,421	(513,672)	958,000	405,599	28,763,936	7.66
Great-West U.S. Government Mortgage Securities Fund Institutional Class	2,411,725	16,009,177	9,370,678	2,229,183	(33,376)	50,117	408,608	23,200,789	6.18
					(830,516)	2,593,015	2,159,898	123,778,349	32.98
EQUITY MUTUAL FUNDS
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,410,843	18,827,116	9,585,511	4,107,120	86,009	1,128,886	430,621	25,434,393	6.78

September 29, 2017

Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
Great-West Invesco Small Cap Value Fund Institutional Class	390,158	$2,870,248	$1,994,124	$783,866	$43,457	$20,059	$10,921	$4,100,565	1.09%
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	424,633	2,903,161	1,877,227	772,892	(19,263)	81,720	16,046	4,089,216	1.09
Great-West MFS International Growth Fund Institutional Class	1,172,311	8,777,880	3,802,154	2,737,360	(152,189)	2,114,898	-	11,957,572	3.19
Great-West MFS International Value Fund Institutional Class	2,648,201	17,665,416	12,734,526	3,589,875	565,413	3,088,122	102,536	29,898,189	7.96
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,774,625	13,528,187	6,305,974	3,541,867	91,098	2,642,956	37,049	18,935,250	5.04
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	282,100	2,284,383	1,214,843	573,309	49,096	366,187	-	3,292,104	0.88
Great-West Putnam Equity Income Fund Institutional Class	2,322,934	15,851,884	8,792,645	2,655,777	(91,970)	1,658,712	195,715	23,647,464	6.30
Great-West Real Estate Index Fund Institutional Class	1,826,666	11,895,134	7,463,953	2,851,132	(305,481)	370,442	196,798	16,878,397	4.50
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,516,624	15,920,374	9,046,720	2,806,910	(237,361)	1,470,917	276,190	23,631,101	6.30
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	774,003	5,062,262	2,465,957	1,132,644	(74,488)	895,534	17,643	7,291,109	1.94
					(45,679)	13,838,433	1,283,519	169,155,360	45.07
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(b)(c)	82,539,461	56,512,577	32,383,859	7,438,636	-	-	1,081,661	82,539,461	21.99
					0	0	1,081,661	82,539,461	21.99
				Total	$(876,195)	$16,431,448	$4,525,078	$375,473,170	100.04%
(a) Includes assets received as part of the Fund's reorganization.
(b) Security is fair valued using significant unobservable inputs.
(c) Security is fair valued under procedures adopted by the Board of Directors.
Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	7,046,054	$53,151,948	$20,079,644	$4,950,680	$(219,499)	$488,573	$1,498,324	$68,769,485	4.49%
Great-West Loomis Sayles Bond Fund Institutional Class	9,188,958	69,252,413	24,062,838	6,845,306	(402,328)	3,030,505	1,588,270	89,500,450	5.84
Great-West Putnam High Yield Bond Institutional Class	4,645,965	32,211,855	15,602,145	3,263,019	(30,182)	1,351,149	932,381	45,902,130	3.00
Great-West Short Duration Bond Fund Institutional Class	847,374	5,897,700	2,955,992	501,935	(3,114)	54,189	112,148	8,405,946	0.55
Great-West Templeton Global Bond Fund Institutional Class	9,083,528	69,164,142	24,142,549	11,133,121	(1,283,541)	2,757,422	1,248,662	84,930,992	5.54

September 29, 2017

Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
Great-West U.S. Government Mortgage Securities Fund Institutional Class	7,144,057	$53,191,335	$20,200,717	$4,986,740	$(230,428)	$320,522	$1,253,502	$68,725,834	4.49%
					(2,169,092)	8,002,360	6,633,287	366,234,837	23.91
EQUITY MUTUAL FUNDS
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	13,639,679	119,551,248	38,439,912	21,338,174	152,298	7,245,622	2,475,049	143,898,608	9.39
Great-West Invesco Small Cap Value Fund Institutional Class	2,234,006	18,198,026	8,163,369	3,383,407	(170,321)	501,418	64,213	23,479,406	1.53
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,425,242	18,312,144	7,940,304	3,671,837	(435,043)	774,467	93,978	23,355,078	1.52
Great-West MFS International Growth Fund Institutional Class	6,586,946	55,673,370	14,622,737	14,005,224	987,794	10,895,969	-	67,186,852	4.39
Great-West MFS International Value Fund Institutional Class	14,931,669	111,939,387	58,421,902	16,265,261	7,827,686	14,482,514	586,508	168,578,542	11.01
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	10,011,498	85,641,739	24,766,463	18,547,242	1,720,940	14,961,722	216,869	106,822,682	6.97
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	1,599,075	14,589,015	4,453,994	2,620,345	212,200	2,238,541	-	18,661,205	1.22
Great-West Putnam Equity Income Fund Institutional Class	13,136,982	100,714,850	35,334,065	7,920,917	3,868,759	5,606,480	1,138,273	133,734,478	8.73
Great-West Real Estate Index Fund Institutional Class	6,610,548	47,555,204	20,477,010	6,434,873	720,113	(515,875)	741,102	61,081,466	3.99
Great-West T. Rowe Price Equity Income Fund Institutional Class	14,220,815	100,722,489	37,019,413	9,778,897	1,824,332	5,570,445	1,614,285	133,533,450	8.72
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,370,044	31,969,436	9,929,944	5,571,736	171,417	4,838,173	100,783	41,165,817	2.69
					16,880,175	66,599,476	7,031,060	921,497,584	60.16
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(b)(c)	244,484,680	188,695,779	67,178,099	14,847,205	-	-	3,458,007	244,484,680	15.96
					0	0	3,458,007	244,484,680	15.96
				Total	$14,711,083	$74,601,836	$17,122,354	$1,532,217,101	100.03%
(a) Includes assets received as part of the Fund's reorganization.
(b) Security is fair valued using significant unobservable inputs.
(c) Security is fair valued under procedures adopted by the Board of Directors.

September 29, 2017

Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,199,658	$14,263,817	$8,546,047	$1,393,352	$9,500	$52,151	$441,495	$21,468,663	3.03%
Great-West Loomis Sayles Bond Fund Institutional Class	2,870,900	18,605,909	10,461,206	1,968,137	(122,964)	863,591	442,991	27,962,569	3.94
Great-West Putnam High Yield Bond Institutional Class	1,453,147	8,622,611	6,317,097	998,139	(28,088)	415,526	261,003	14,357,095	2.02
Great-West Short Duration Bond Fund Institutional Class	1,552,610	10,025,924	6,215,805	929,369	(5,621)	89,530	191,517	15,401,890	2.17
Great-West Templeton Global Bond Fund Institutional Class	2,841,277	18,542,457	10,733,744	3,472,312	(369,453)	762,053	347,753	26,565,942	3.75
Great-West U.S. Government Mortgage Securities Fund Institutional Class	2,230,129	14,274,902	8,560,280	1,414,050	(12,019)	32,703	365,939	21,453,835	3.02
					(528,645)	2,215,554	2,050,698	127,209,994	17.93
EQUITY MUTUAL FUNDS
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	7,825,906	58,965,285	30,615,130	10,776,657	(60,710)	3,759,550	1,387,483	82,563,308	11.64
Great-West Invesco Small Cap Value Fund Institutional Class	1,283,791	9,011,602	6,154,984	1,906,934	(48,882)	232,991	32,816	13,492,643	1.90
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,392,930	9,057,184	5,985,440	1,986,372	(175,967)	357,665	48,846	13,413,917	1.89
Great-West MFS International Growth Fund Institutional Class	3,788,858	27,460,443	12,846,845	8,374,445	(588,402)	6,713,508	-	38,646,351	5.45
Great-West MFS International Value Fund Institutional Class	8,583,013	55,172,894	42,647,789	8,937,810	3,255,214	8,019,346	335,966	96,902,219	13.66
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	5,772,326	42,228,942	21,052,447	9,745,517	419,005	8,054,851	113,087	61,590,723	8.68
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	920,824	7,187,148	3,867,273	1,478,728	125,310	1,170,318	-	10,746,011	1.51
Great-West Putnam Equity Income Fund Institutional Class	7,540,813	49,672,734	28,560,351	6,039,710	295,330	4,572,098	602,872	76,765,473	10.82
Great-West Real Estate Index Fund Institutional Class	2,674,609	16,538,422	10,552,072	2,674,243	(212,101)	297,135	267,140	24,713,386	3.48
Great-West T. Rowe Price Equity Income Fund Institutional Class	8,159,249	49,705,284	29,331,384	6,865,861	(616,765)	4,444,543	832,234	76,615,350	10.80
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,505,005	15,755,378	8,249,309	3,150,955	(221,150)	2,743,416	57,392	23,597,148	3.32
					2,170,882	40,365,421	3,677,836	519,046,529	73.15
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(b)(c)	63,560,248	42,133,828	$24,496,967	4,235,872	-	-	1,165,325	63,560,248	8.96
					0	0	1,165,325	63,560,248	8.96
				Total	$1,642,237	$42,580,975	$6,893,859	$709,816,771	100.04%
(a) Includes assets received as part of the Fund's reorganization.
(b) Security is fair valued using significant unobservable inputs.
(c) Security is fair valued under procedures adopted by the Board of Directors.

September 29, 2017

Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	11,941,275	$107,112,870	$30,121,587	$17,649,300	$189,419	$6,395,293	$2,168,317	$125,980,450	16.24%
Great-West Invesco Small Cap Value Fund Institutional Class	1,947,345	16,308,298	6,620,123	2,861,616	(124,847)	399,788	57,408	20,466,593	2.64
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,117,775	16,390,623	6,240,873	2,871,599	(347,742)	634,281	83,678	20,394,178	2.63
Great-West MFS International Growth Fund Institutional Class	5,765,304	49,729,277	12,193,947	12,971,257	741,579	9,854,138	-	58,806,105	7.58
Great-West MFS International Value Fund Institutional Class	13,078,323	99,951,910	50,986,573	15,684,844	7,580,513	12,400,632	511,560	147,654,271	19.03
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	8,752,782	76,768,723	20,623,782	17,561,165	1,374,751	13,560,844	192,807	93,392,184	12.04
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	1,398,661	13,049,920	3,640,159	2,345,737	188,068	1,978,033	-	16,322,375	2.10
Great-West Putnam Equity Income Fund Institutional Class	11,504,514	90,238,118	28,021,910	9,158,826	437,426	8,014,749	1,009,308	117,115,951	15.09
Great-West Real Estate Index Fund Institutional Class	2,501,360	18,308,956	7,972,328	3,295,450	(49,382)	126,731	286,986	23,112,565	2.98
Great-West T. Rowe Price Equity Income Fund Institutional Class	12,456,749	90,304,228	29,424,964	10,075,875	(747,264)	7,315,552	1,439,225	116,968,869	15.07
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,825,839	28,656,227	8,095,364	4,937,489	262,275	4,225,298	87,434	36,039,400	4.64
					9,504,796	64,905,339	5,836,723	776,252,941	100.04
				Total	$9,504,796	$64,905,339	$5,836,723	$776,252,941	100.04%
(a) Includes assets received as part of the Fund's reorganization.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
860,544	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 8,880,810
1,590,966	Great-West Bond Index Fund Institutional Class(a)	15,575,555
785,571	Great-West Core Bond Fund Institutional Class(a)	7,667,169
675,314	Great-West Loomis Sayles Bond Fund Institutional Class(a)	6,577,560
596,277	Great-West Putnam High Yield Bond Institutional Class(a)	5,891,216
541,085	Great-West Short Duration Bond Fund Institutional Class(a)	5,367,564
374,838	Great-West Templeton Global Bond Fund Institutional Class(a)	3,504,740
591,930	Oppenheimer International Bond Fund Class I	3,516,062
806,624	PIMCO Real Return Fund Institutional Class	8,880,934

TOTAL BOND MUTUAL FUNDS — 59.24% (Cost $65,814,517)		$ 65,861,610
EQUITY MUTUAL FUNDS
14,168	AllianzGI NFJ Small-Cap Value Fund Class R6	392,588
33,126	American Century Real Estate Fund Class R6	955,671
54,274	DFA International Real Estate Securities Portfolio Institutional Class	277,339
25,354	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	279,402
104,575	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,103,263
343,239	Great-West International Index Fund Institutional Class(a)	3,583,413
40,832	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	393,214
78,504	Great-West MFS International Growth Fund Institutional Class(a)	800,739
174,042	Great-West MFS International Value Fund Institutional Class(a)	1,964,934
291,398	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	3,109,217
Shares		Fair Value
Equity Mutual Funds — (continued)
159,153	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 1,620,182
103,408	Great-West Real Estate Index Fund Institutional Class(a)	955,494
575,553	Great-West S&P 500® Index Fund Institutional Class(a)	6,325,330
266,482	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,718,120
146,731	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,531,874
172,281	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,617,723
141,078	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,328,959
20,941	Invesco Global Real Estate Fund Class R6	277,258
21,804	Invesco International Growth Fund Class R6	800,849
12,775	Invesco Small Cap Discovery Fund Class R6	145,759
20,603	Janus Triton Fund Class N	593,363
84,737	Northern Emerging Markets Equity Index Fund	1,036,333
25,235	Oppenheimer Developing Markets Fund Class A	1,038,158

TOTAL EQUITY MUTUAL FUNDS — 29.54% (Cost $29,283,838)		$ 32,849,182
Account Balance
FIXED INTEREST CONTRACT
12,521,877 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	12,521,877

TOTAL FIXED INTEREST CONTRACT — 11.26% (Cost $12,521,877)		$ 12,521,877
TOTAL INVESTMENTS — 100.04% (Cost $107,620,232)		$111,232,669
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (45,405)
TOTAL NET ASSETS — 100.00%		$111,187,264

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
17,890	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 184,625
45,770	Great-West Bond Index Fund Institutional Class(a)	448,091
22,477	Great-West Core Bond Fund Institutional Class(a)	219,378
19,052	Great-West Loomis Sayles Bond Fund Institutional Class(a)	185,561
15,944	Great-West Putnam High Yield Bond Institutional Class(a)	157,525
11,490	Great-West Short Duration Bond Fund Institutional Class(a)	113,982
10,091	Great-West Templeton Global Bond Fund Institutional Class(a)	94,353
15,953	Oppenheimer International Bond Fund Class I	94,763
16,772	PIMCO Real Return Fund Institutional Class	184,656

TOTAL BOND MUTUAL FUNDS — 56.78% (Cost $1,676,926)		$ 1,682,934
EQUITY MUTUAL FUNDS
458	AllianzGI NFJ Small-Cap Value Fund Class R6	12,691
913	American Century Real Estate Fund Class R6	26,346
1,506	DFA International Real Estate Securities Portfolio Institutional Class	7,696
755	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	8,319
3,178	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	33,530
10,989	Great-West International Index Fund Institutional Class(a)	114,730
1,327	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	12,782
2,527	Great-West MFS International Growth Fund Institutional Class(a)	25,777
5,595	Great-West MFS International Value Fund Institutional Class(a)	63,164
8,814	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	94,049
Shares		Fair Value
Equity Mutual Funds — (continued)
4,788	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 48,744
2,852	Great-West Real Estate Index Fund Institutional Class(a)	26,349
17,402	Great-West S&P 500® Index Fund Institutional Class(a)	191,246
8,095	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	82,574
4,860	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	50,733
5,179	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	48,630
4,259	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	40,116
581	Invesco Global Real Estate Fund Class R6	7,696
702	Invesco International Growth Fund Class R6	25,782
421	Invesco Small Cap Discovery Fund Class R6	4,797
675	Janus Triton Fund Class N	19,430
2,901	Northern Emerging Markets Equity Index Fund	35,480
863	Oppenheimer Developing Markets Fund Class A	35,502

TOTAL EQUITY MUTUAL FUNDS — 34.28% (Cost $957,563)		$ 1,016,163
Account Balance
FIXED INTEREST CONTRACT
266,090 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	266,090

TOTAL FIXED INTEREST CONTRACT — 8.98% (Cost $266,090)		$ 266,090
TOTAL INVESTMENTS — 100.04% (Cost $2,900,579)		$ 2,965,187
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,222)
TOTAL NET ASSETS — 100.00%		$ 2,963,965

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
969,345	American Century Short Duration Inflation Protection Bond Fund Class R2	$10,003,639
3,456,937	Great-West Bond Index Fund Institutional Class(a)	33,843,412
1,704,105	Great-West Core Bond Fund Institutional Class(a)	16,632,069
1,428,281	Great-West Loomis Sayles Bond Fund Institutional Class(a)	13,911,460
1,146,337	Great-West Putnam High Yield Bond Institutional Class(a)	11,325,814
643,130	Great-West Short Duration Bond Fund Institutional Class(a)	6,379,850
728,199	Great-West Templeton Global Bond Fund Institutional Class(a)	6,808,659
1,149,543	Oppenheimer International Bond Fund Class I	6,828,283
908,204	PIMCO Real Return Fund Institutional Class	9,999,326

TOTAL BOND MUTUAL FUNDS — 53.10% (Cost $115,774,718)		$115,732,512
EQUITY MUTUAL FUNDS
41,172	AllianzGI NFJ Small-Cap Value Fund Class R6	1,140,871
68,718	American Century Real Estate Fund Class R6	1,982,520
119,298	DFA International Real Estate Securities Portfolio Institutional Class	609,615
63,492	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	699,677
266,910	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,815,904
985,407	Great-West International Index Fund Institutional Class(a)	10,287,650
118,621	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,142,317
227,046	Great-West MFS International Growth Fund Institutional Class(a)	2,315,873
500,421	Great-West MFS International Value Fund Institutional Class(a)	5,649,755
743,984	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	7,938,305
Shares		Fair Value
Equity Mutual Funds — (continued)
404,141	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 4,114,160
214,395	Great-West Real Estate Index Fund Institutional Class(a)	1,981,006
1,468,192	Great-West S&P 500® Index Fund Institutional Class(a)	16,135,430
678,238	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,918,027
430,059	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,489,812
437,516	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,108,279
359,833	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,389,623
45,974	Invesco Global Real Estate Fund Class R6	608,691
62,978	Invesco International Growth Fund Class R6	2,313,182
38,478	Invesco Small Cap Discovery Fund Class R6	439,040
60,857	Janus Triton Fund Class N	1,752,678
269,747	Northern Emerging Markets Equity Index Fund	3,299,003
80,374	Oppenheimer Developing Markets Fund Class A	3,306,591

TOTAL EQUITY MUTUAL FUNDS — 40.12% (Cost $78,036,036)		$ 87,438,009
Account Balance
FIXED INTEREST CONTRACT
14,869,870 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	14,869,870

TOTAL FIXED INTEREST CONTRACT — 6.82% (Cost $14,869,870)		$ 14,869,870
TOTAL INVESTMENTS — 100.04% (Cost $208,680,624)		$218,040,391
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (89,293)
TOTAL NET ASSETS — 100.00%		$217,951,098

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
12,816	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 132,260
66,446	Great-West Bond Index Fund Institutional Class(a)	650,513
32,703	Great-West Core Bond Fund Institutional Class(a)	319,183
27,139	Great-West Loomis Sayles Bond Fund Institutional Class(a)	264,331
21,043	Great-West Putnam High Yield Bond Institutional Class(a)	207,906
8,906	Great-West Short Duration Bond Fund Institutional Class(a)	88,349
13,445	Great-West Templeton Global Bond Fund Institutional Class(a)	125,709
21,266	Oppenheimer International Bond Fund Class I	126,318
12,006	PIMCO Real Return Fund Institutional Class	132,183

TOTAL BOND MUTUAL FUNDS — 47.13% (Cost $2,033,011)		$ 2,046,752
EQUITY MUTUAL FUNDS
1,040	AllianzGI NFJ Small-Cap Value Fund Class R6	28,813
1,397	American Century Real Estate Fund Class R6	40,296
2,544	DFA International Real Estate Securities Portfolio Institutional Class	12,997
1,504	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	16,571
6,231	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	65,734
24,284	Great-West International Index Fund Institutional Class(a)	253,528
3,013	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	29,012
5,574	Great-West MFS International Growth Fund Institutional Class(a)	56,858
12,372	Great-West MFS International Value Fund Institutional Class(a)	139,684
17,340	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	185,019
Shares		Fair Value
Equity Mutual Funds — (continued)
9,420	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 95,900
4,361	Great-West Real Estate Index Fund Institutional Class(a)	40,299
34,222	Great-West S&P 500® Index Fund Institutional Class(a)	376,103
15,972	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	162,911
10,950	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	114,313
10,188	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	95,666
8,421	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	79,320
981	Invesco Global Real Estate Fund Class R6	12,991
1,549	Invesco International Growth Fund Class R6	56,909
963	Invesco Small Cap Discovery Fund Class R6	10,991
1,522	Janus Triton Fund Class N	43,839
7,097	Northern Emerging Markets Equity Index Fund	86,799
2,113	Oppenheimer Developing Markets Fund Class A	86,936

TOTAL EQUITY MUTUAL FUNDS — 48.17% (Cost $1,937,948)		$ 2,091,489
Account Balance
FIXED INTEREST CONTRACT
205,959 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	205,959

TOTAL FIXED INTEREST CONTRACT — 4.74% (Cost $205,959)		$ 205,959
TOTAL INVESTMENTS — 100.04% (Cost $4,176,918)		$ 4,344,200
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,856)
TOTAL NET ASSETS — 100.00%		$ 4,342,344

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
304,808	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 3,145,620
2,485,670	Great-West Bond Index Fund Institutional Class(a)	24,334,705
1,224,969	Great-West Core Bond Fund Institutional Class(a)	11,955,699
1,009,612	Great-West Loomis Sayles Bond Fund Institutional Class(a)	9,833,621
758,553	Great-West Putnam High Yield Bond Institutional Class(a)	7,494,499
229,875	Great-West Short Duration Bond Fund Institutional Class(a)	2,280,364
487,443	Great-West Templeton Global Bond Fund Institutional Class(a)	4,557,594
769,408	Oppenheimer International Bond Fund Class I	4,570,285
285,377	PIMCO Real Return Fund Institutional Class	3,141,998

TOTAL BOND MUTUAL FUNDS — 38.40% (Cost $71,264,612)		$ 71,314,385
EQUITY MUTUAL FUNDS
56,727	AllianzGI NFJ Small-Cap Value Fund Class R6	1,571,891
60,945	American Century Real Estate Fund Class R6	1,758,271
119,160	DFA International Real Estate Securities Portfolio Institutional Class	608,906
76,235	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	840,105
318,221	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,357,233
1,309,409	Great-West International Index Fund Institutional Class(a)	13,670,228
164,164	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,580,897
301,568	Great-West MFS International Growth Fund Institutional Class(a)	3,075,996
666,669	Great-West MFS International Value Fund Institutional Class(a)	7,526,696
881,332	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	9,403,811
Shares		Fair Value
Equity Mutual Funds — (continued)
482,679	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 4,913,674
190,497	Great-West Real Estate Index Fund Institutional Class(a)	1,760,193
1,746,336	Great-West S&P 500® Index Fund Institutional Class(a)	19,192,231
813,702	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,299,764
595,433	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,216,319
522,062	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,902,158
430,230	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,052,770
45,962	Invesco Global Real Estate Fund Class R6	608,540
83,667	Invesco International Growth Fund Class R6	3,073,100
52,752	Invesco Small Cap Discovery Fund Class R6	601,897
82,793	Janus Triton Fund Class N	2,384,452
398,687	Northern Emerging Markets Equity Index Fund	4,875,942
118,817	Oppenheimer Developing Markets Fund Class A	4,888,123

TOTAL EQUITY MUTUAL FUNDS — 58.77% (Cost $97,693,946)		$109,163,197
Account Balance
FIXED INTEREST CONTRACT
5,334,110 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	5,334,110

TOTAL FIXED INTEREST CONTRACT — 2.87% (Cost $5,334,110)		$ 5,334,110
TOTAL INVESTMENTS — 100.04% (Cost $174,292,668)		$185,811,692
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (76,572)
TOTAL NET ASSETS — 100.00%		$185,735,120

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
994	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 10,256
15,198	Great-West Bond Index Fund Institutional Class(a)	148,787
7,486	Great-West Core Bond Fund Institutional Class(a)	73,059
6,131	Great-West Loomis Sayles Bond Fund Institutional Class(a)	59,721
4,490	Great-West Putnam High Yield Bond Institutional Class(a)	44,364
892	Great-West Short Duration Bond Fund Institutional Class(a)	8,847
2,925	Great-West Templeton Global Bond Fund Institutional Class(a)	27,346
4,623	Oppenheimer International Bond Fund Class I	27,463
931	PIMCO Real Return Fund Institutional Class	10,253

TOTAL BOND MUTUAL FUNDS — 28.66% (Cost $407,771)		$ 410,096
EQUITY MUTUAL FUNDS
535	AllianzGI NFJ Small-Cap Value Fund Class R6	14,828
480	American Century Real Estate Fund Class R6	13,847
977	DFA International Real Estate Securities Portfolio Institutional Class	4,994
675	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,442
2,834	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	29,898
12,367	Great-West International Index Fund Institutional Class(a)	129,114
1,548	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	14,903
2,842	Great-West MFS International Growth Fund Institutional Class(a)	28,992
6,297	Great-West MFS International Value Fund Institutional Class(a)	71,088
7,877	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	84,050
Shares		Fair Value
Equity Mutual Funds — (continued)
4,287	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 43,644
1,499	Great-West Real Estate Index Fund Institutional Class(a)	13,848
15,613	Great-West S&P 500® Index Fund Institutional Class(a)	171,585
7,246	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	73,907
5,647	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	58,949
4,643	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	43,598
3,827	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	36,053
377	Invesco Global Real Estate Fund Class R6	4,994
790	Invesco International Growth Fund Class R6	29,017
493	Invesco Small Cap Discovery Fund Class R6	5,623
784	Janus Triton Fund Class N	22,569
4,007	Northern Emerging Markets Equity Index Fund	49,004
1,192	Oppenheimer Developing Markets Fund Class A	49,048

TOTAL EQUITY MUTUAL FUNDS — 69.95% (Cost $936,792)		$ 1,000,995
Account Balance
FIXED INTEREST CONTRACT
20,528 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	20,528

TOTAL FIXED INTEREST CONTRACT — 1.43% (Cost $20,528)		$ 20,528
TOTAL INVESTMENTS — 100.04% (Cost $1,365,091)		$ 1,431,619
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (632)
TOTAL NET ASSETS — 100.00%		$ 1,430,987

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
15,417	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 159,103
932,722	Great-West Bond Index Fund Institutional Class(a)	9,131,348
459,345	Great-West Core Bond Fund Institutional Class(a)	4,483,212
374,856	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,651,097
268,530	Great-West Putnam High Yield Bond Institutional Class(a)	2,653,078
27,531	Great-West Short Duration Bond Fund Institutional Class(a)	273,106
175,923	Great-West Templeton Global Bond Fund Institutional Class(a)	1,644,885
277,731	Oppenheimer International Bond Fund Class I	1,649,719
14,438	PIMCO Real Return Fund Institutional Class	158,964

TOTAL BOND MUTUAL FUNDS — 20.86% (Cost $23,739,187)		$ 23,804,512
EQUITY MUTUAL FUNDS
49,259	AllianzGI NFJ Small-Cap Value Fund Class R6	1,364,966
38,997	American Century Real Estate Fund Class R6	1,125,064
82,199	DFA International Real Estate Securities Portfolio Institutional Class	420,036
59,105	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	651,336
248,080	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,617,246
1,136,984	Great-West International Index Fund Institutional Class(a)	11,870,115
142,365	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,370,978
261,143	Great-West MFS International Growth Fund Institutional Class(a)	2,663,655
578,198	Great-West MFS International Value Fund Institutional Class(a)	6,527,852
685,437	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	7,313,611
Shares		Fair Value
Equity Mutual Funds — (continued)
374,288	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 3,810,252
121,848	Great-West Real Estate Index Fund Institutional Class(a)	1,125,873
1,358,969	Great-West S&P 500® Index Fund Institutional Class(a)	14,935,067
630,599	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,432,113
517,977	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,407,684
404,993	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,802,886
333,891	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,145,253
31,704	Invesco Global Real Estate Fund Class R6	419,764
72,498	Invesco International Growth Fund Class R6	2,662,865
45,342	Invesco Small Cap Discovery Fund Class R6	517,349
72,526	Janus Triton Fund Class N	2,088,753
384,537	Northern Emerging Markets Equity Index Fund	4,702,883
114,522	Oppenheimer Developing Markets Fund Class A	4,711,431

TOTAL EQUITY MUTUAL FUNDS — 78.61% (Cost $80,121,864)		$ 89,687,032
Account Balance
FIXED INTEREST CONTRACT
648,304 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	648,304

TOTAL FIXED INTEREST CONTRACT — 0.57% (Cost $648,304)		$ 648,304
TOTAL INVESTMENTS — 100.04% (Cost $104,509,355)		$114,139,848
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (46,705)
TOTAL NET ASSETS — 100.00%		$114,093,143

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,387	Great-West Bond Index Fund Institutional Class(a)	$ 62,524
3,151	Great-West Core Bond Fund Institutional Class(a)	30,755
2,559	Great-West Loomis Sayles Bond Fund Institutional Class(a)	24,926
1,822	Great-West Putnam High Yield Bond Institutional Class(a)	18,003
123	Great-West Short Duration Bond Fund Institutional Class(a)	1,219
1,242	Great-West Templeton Global Bond Fund Institutional Class(a)	11,615
1,964	Oppenheimer International Bond Fund Class I	11,668

TOTAL BOND MUTUAL FUNDS — 17.08% (Cost $160,319)		$ 160,710
EQUITY MUTUAL FUNDS
437	AllianzGI NFJ Small-Cap Value Fund Class R6	12,105
329	American Century Real Estate Fund Class R6	9,476
716	DFA International Real Estate Securities Portfolio Institutional Class	3,661
495	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	5,453
2,075	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	21,888
10,058	Great-West International Index Fund Institutional Class(a)	105,000
1,266	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	12,188
2,311	Great-West MFS International Growth Fund Institutional Class(a)	23,576
5,113	Great-West MFS International Value Fund Institutional Class(a)	57,727
5,759	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	61,451
3,131	Great-West Putnam Equity Income Fund Institutional Class(a)	31,871
Shares		Fair Value
Equity Mutual Funds — (continued)
1,025	Great-West Real Estate Index Fund Institutional Class(a)	$ 9,474
11,407	Great-West S&P 500® Index Fund Institutional Class(a)	125,367
5,277	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	53,826
4,607	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	48,097
3,391	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	31,845
2,784	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	26,220
276	Invesco Global Real Estate Fund Class R6	3,660
642	Invesco International Growth Fund Class R6	23,596
407	Invesco Small Cap Discovery Fund Class R6	4,638
642	Janus Triton Fund Class N	18,482
3,605	Northern Emerging Markets Equity Index Fund	44,092
1,072	Oppenheimer Developing Markets Fund Class A	44,116

TOTAL EQUITY MUTUAL FUNDS — 82.65% (Cost $736,296)		$ 777,809
Account Balance
FIXED INTEREST CONTRACT
2,905 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	2,905

TOTAL FIXED INTEREST CONTRACT — 0.31% (Cost $2,905)		$ 2,905
TOTAL INVESTMENTS — 100.04% (Cost $899,520)		$ 941,424
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (412)
TOTAL NET ASSETS — 100.00%		$ 941,012

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
260,921	Great-West Bond Index Fund Institutional Class(a)	$2,554,415
128,704	Great-West Core Bond Fund Institutional Class(a)	1,256,156
104,598	Great-West Loomis Sayles Bond Fund Institutional Class(a)	1,018,780
74,353	Great-West Putnam High Yield Bond Institutional Class(a)	734,606
5,224	Great-West Short Duration Bond Fund Institutional Class(a)	51,827
53,982	Great-West Templeton Global Bond Fund Institutional Class(a)	504,728
85,270	Oppenheimer International Bond Fund Class I	506,505

TOTAL BOND MUTUAL FUNDS — 15.29% (Cost $6,565,436)		$ 6,627,017
EQUITY MUTUAL FUNDS
21,060	AllianzGI NFJ Small-Cap Value Fund Class R6	583,570
15,420	American Century Real Estate Fund Class R6	444,862
35,502	DFA International Real Estate Securities Portfolio Institutional Class	181,413
22,411	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	246,969
94,436	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	996,296
482,360	Great-West International Index Fund Institutional Class(a)	5,035,842
60,945	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	586,904
111,081	Great-West MFS International Growth Fund Institutional Class(a)	1,133,027
245,565	Great-West MFS International Value Fund Institutional Class(a)	2,772,430
262,119	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,796,807
142,714	Great-West Putnam Equity Income Fund Institutional Class(a)	1,452,830
Shares		Fair Value
Equity Mutual Funds — (continued)
48,130	Great-West Real Estate Index Fund Institutional Class(a)	$ 444,723
517,225	Great-West S&P 500® Index Fund Institutional Class(a)	5,684,302
240,618	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,454,303
221,092	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,308,201
154,536	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,451,092
126,996	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,196,302
13,698	Invesco Global Real Estate Fund Class R6	181,365
30,868	Invesco International Growth Fund Class R6	1,133,771
19,544	Invesco Small Cap Discovery Fund Class R6	222,996
30,867	Janus Triton Fund Class N	888,982
180,344	Northern Emerging Markets Equity Index Fund	2,205,608
53,676	Oppenheimer Developing Markets Fund Class A	2,208,250

TOTAL EQUITY MUTUAL FUNDS — 84.47% (Cost $32,634,188)		$ 36,610,845
Account Balance
FIXED INTEREST CONTRACT
120,909 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	120,909

TOTAL FIXED INTEREST CONTRACT — 0.28% (Cost $120,909)		$ 120,909
TOTAL INVESTMENTS — 100.04% (Cost $39,320,533)		$ 43,358,771
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (17,878)
TOTAL NET ASSETS — 100.00%		$ 43,340,893

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended September 29, 2017:
Great-West Lifetime Conservative 2015 Fund
Beginning Balance, January 01, 2017	$11,581,560
Total interest received	126,410
Purchases	2,277,747
Sales	(1,463,840)
Ending Balance, September 29, 2017	$12,521,877
Great-West Lifetime Conservative 2020 Fund
Beginning Balance, January 01, 2017	$ 53,775
Total interest received	1,677
Purchases	237,345
Sales	(26,707)
Ending Balance, September 29, 2017	$266,090

September 29, 2017

Great-West Lifetime Conservative 2025 Fund
Beginning Balance, January 01, 2017	$12,578,900
Total interest received	138,579
Purchases	3,966,264
Sales	(1,813,873)
Ending Balance, September 29, 2017	$14,869,870
Great-West Lifetime Conservative 2030 Fund
Beginning Balance, January 01, 2017	$ 55,309
Total interest received	1,353
Purchases	187,360
Sales	(38,063)
Ending Balance, September 29, 2017	$205,959
Great-West Lifetime Conservative 2035 Fund
Beginning Balance, January 01, 2017	$3,549,436
Total interest received	40,578
Purchases	2,359,668
Sales	(615,572)
Ending Balance, September 29, 2017	$5,334,110
Great-West Lifetime Conservative 2040 Fund
Beginning Balance, January 01, 2017	$ 3,218
Total interest received	88
Purchases	20,653
Sales	(3,431)
Ending Balance, September 29, 2017	$20,528
Great-West Lifetime Conservative 2045 Fund
Beginning Balance, January 01, 2017	$ 97,007
Total interest received	1,312
Purchases	567,124
Sales	(17,139)
Ending Balance, September 29, 2017	$648,304
Great-West Lifetime Conservative 2050 Fund
Beginning Balance, January 01, 2017	$ —
Total interest received	1
Purchases	3,146
Sales	(242)
Ending Balance, September 29, 2017	$2,905
Great-West Lifetime Conservative 2055 Fund
Beginning Balance, January 01, 2017	$ —
Total interest received	43
Purchases	121,528
Sales	(662)
Ending Balance, September 29, 2017	$120,909

September 29, 2017

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of September 29, 2017, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended September 29, 2017, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,590,966	$16,291,259	$1,547,342	$2,450,635	$16,475	$187,589	$271,990	$15,575,555	14.01%
Great-West Core Bond Fund Institutional Class	785,571	8,005,172	788,976	1,162,254	17,595	35,275	188,913	7,667,169	6.89
Great-West Loomis Sayles Bond Fund Institutional Class	675,314	7,145,350	558,181	1,482,733	(102,931)	356,762	147,688	6,577,560	5.92
Great-West Putnam High Yield Bond Institutional Class	596,277	7,238,479	587,227	2,242,345	(66,059)	307,855	170,892	5,891,216	5.30
Great-West Short Duration Bond Fund Institutional Class	541,085	4,960,526	1,039,924	680,589	(9,706)	47,703	76,153	5,367,564	4.83
Great-West Templeton Global Bond Fund Institutional Class	374,838	4,087,736	515,136	1,259,199	(62,751)	161,067	69,933	3,504,740	3.15
					(207,377)	1,096,251	925,569	44,583,804	40.10
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	25,354	313,401	35,260	84,274	10,140	15,015	-	279,402	0.25
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	104,575	1,265,455	131,364	358,067	13,288	64,511	22,195	1,103,263	0.99
Great-West International Index Fund Institutional Class	343,239	3,834,135	211,828	1,169,460	7,458	706,910	151	3,583,413	3.22

September 29, 2017

Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	40,832	$557,501	$98,635	$265,546	$664	$2,624	$2,602	$393,214	0.35%
Great-West MFS International Growth Fund Institutional Class	78,504	859,805	41,146	282,229	(5,285)	182,017	-	800,739	0.72
Great-West MFS International Value Fund Institutional Class	174,042	2,114,685	144,461	604,462	37,519	310,250	7,207	1,964,934	1.77
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	291,398	3,041,487	415,600	910,960	11,771	563,090	7,046	3,109,217	2.80
Great-West Putnam Equity Income Fund Institutional Class	159,153	1,857,530	173,267	581,638	(14,155)	171,023	17,635	1,620,182	1.46
Great-West Real Estate Index Fund Institutional Class	103,408	1,011,810	172,101	243,635	(12,336)	15,218	14,311	955,494	0.86
Great-West S&P 500® Index Fund Institutional Class	575,553	6,733,299	524,257	1,442,756	258,328	510,530	81,835	6,325,330	5.69
Great-West S&P Mid Cap 400® Index Fund Institutional Class	266,482	2,890,959	318,880	657,878	28,436	166,159	23,109	2,718,120	2.44
Great-West S&P Small Cap 600® Index Fund Institutional Class	146,731	1,706,530	248,299	521,385	3,600	98,430	12,763	1,531,874	1.38
Great-West T. Rowe Price Equity Income Fund Institutional Class	172,281	1,857,589	206,448	620,492	(53,683)	174,178	25,991	1,617,723	1.46
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	141,078	1,300,247	181,179	391,434	(43,761)	238,967	3,130	1,328,959	1.20
					241,984	3,218,922	217,975	27,331,864	24.59
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	12,521,877	11,581,560	2,277,747	1,463,840	-	-	126,410	12,521,877	11.26
					0	0	126,410	12,521,877	11.26
				Total	$34,607	$4,315,173	$1,269,954	$84,437,545	75.95%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.
Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	45,770	$105,178	$396,864	$57,587	$(1,025)	$3,636	$6,326	$448,091	15.12%
Great-West Core Bond Fund Institutional Class	22,477	51,483	194,746	26,544	(178)	(307)	4,454	219,378	7.40
Great-West Loomis Sayles Bond Fund Institutional Class	19,052	45,753	166,567	29,424	202	2,665	3,397	185,561	6.26
Great-West Putnam High Yield Bond Institutional Class	15,944	44,715	161,882	51,133	723	2,061	3,790	157,525	5.31

September 29, 2017

Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
Great-West Short Duration Bond Fund Institutional Class	11,490	$23,115	$102,301	$11,596	$(77)	$162	$1,307	$113,982	3.85%
Great-West Templeton Global Bond Fund Institutional Class	10,091	24,371	93,438	22,508	1,368	(948)	1,523	94,353	3.18
					1,013	7,269	20,797	1,218,890	41.12
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	755	2,146	7,997	1,986	203	162	-	8,319	0.28
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	3,178	8,830	31,575	7,543	477	668	614	33,530	1.13
Great-West International Index Fund Institutional Class	10,989	28,287	94,017	18,735	2,420	11,161	5	114,730	3.87
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,327	4,278	16,055	7,796	(165)	245	71	12,782	0.43
Great-West MFS International Growth Fund Institutional Class	2,527	6,348	21,093	4,313	687	2,649	-	25,777	0.87
Great-West MFS International Value Fund Institutional Class	5,595	15,510	53,230	10,437	1,156	4,861	217	63,164	2.13
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	8,814	21,041	77,572	11,981	1,376	7,417	178	94,049	3.17
Great-West Putnam Equity Income Fund Institutional Class	4,788	12,796	45,655	11,253	825	1,546	453	48,744	1.64
Great-West Real Estate Index Fund Institutional Class	2,852	6,761	23,933	4,747	(322)	402	320	26,349	0.89
Great-West S&P 500® Index Fund Institutional Class	17,402	46,937	161,331	27,080	2,060	10,058	2,041	191,246	6.45
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,095	20,520	72,616	13,295	472	2,733	582	82,574	2.79
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,860	13,113	47,468	12,652	200	2,804	352	50,733	1.71
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,179	13,147	45,858	12,160	198	1,785	649	48,630	1.64
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,259	9,344	32,949	4,985	191	2,808	89	40,116	1.35
					9,778	49,299	5,571	840,743	28.35
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	266,090	53,775	237,345	26,707	-	-	1,677	266,090	8.98
					0	0	1,677	266,090	8.98
				Total	$10,791	$56,568	$28,045	$2,325,723	78.45%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.

September 29, 2017

Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,456,937	$34,299,117	$4,841,903	$5,681,349	$39,234	$383,741	$580,190	$33,843,412	15.53%
Great-West Core Bond Fund Institutional Class	1,704,105	16,819,382	2,413,752	2,671,050	40,132	69,985	401,641	16,632,069	7.63
Great-West Loomis Sayles Bond Fund Institutional Class	1,428,281	14,675,393	1,398,938	2,909,588	(218,454)	746,717	302,896	13,911,460	6.38
Great-West Putnam High Yield Bond Institutional Class	1,146,337	13,864,407	1,346,023	4,475,965	(118,971)	591,349	327,175	11,325,814	5.20
Great-West Short Duration Bond Fund Institutional Class	643,130	5,378,879	1,778,159	827,972	(11,135)	50,784	85,636	6,379,850	2.93
Great-West Templeton Global Bond Fund Institutional Class	728,199	7,646,585	1,025,173	2,266,856	(221,318)	403,757	130,727	6,808,659	3.12
					(490,512)	2,246,333	1,828,265	88,901,264	40.79
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	63,492	809,091	91,050	244,621	21,118	44,157	-	699,677	0.32
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	266,910	3,215,266	361,941	971,297	(10,040)	209,994	56,703	2,815,904	1.29
Great-West International Index Fund Institutional Class	985,407	10,893,552	733,414	3,476,288	(87,360)	2,136,972	432	10,287,650	4.72
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	118,621	1,642,127	344,005	873,035	(19,577)	29,220	7,686	1,142,317	0.52
Great-West MFS International Growth Fund Institutional Class	227,046	2,453,197	142,119	852,246	(62,934)	572,803	-	2,315,873	1.06
Great-West MFS International Value Fund Institutional Class	500,421	5,986,165	559,835	1,778,184	114,285	881,939	20,480	5,649,755	2.59
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	743,984	7,641,772	1,118,127	2,147,200	133,587	1,325,606	17,713	7,938,305	3.64
Great-West Putnam Equity Income Fund Institutional Class	404,141	4,676,131	517,723	1,470,389	8,436	390,695	44,504	4,114,160	1.89
Great-West Real Estate Index Fund Institutional Class	214,395	2,052,486	411,529	507,458	(18,005)	24,449	28,969	1,981,006	0.91
Great-West S&P 500® Index Fund Institutional Class	1,468,192	17,017,090	1,472,641	3,405,805	911,940	1,051,504	206,734	16,135,430	7.40
Great-West S&P Mid Cap 400® Index Fund Institutional Class	678,238	7,286,342	951,009	1,684,905	133,500	365,581	58,324	6,918,027	3.18
Great-West S&P Small Cap 600® Index Fund Institutional Class	430,059	5,059,112	923,769	1,779,212	17,992	286,143	37,893	4,489,812	2.06
Great-West T. Rowe Price Equity Income Fund Institutional Class	437,516	4,677,238	589,176	1,634,537	(169,765)	476,402	65,528	4,108,279	1.89
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	359,833	3,283,343	492,908	974,360	(89,630)	587,732	7,956	3,389,623	1.56
					883,547	8,383,197	552,922	71,985,818	33.03

September 29, 2017

Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	14,869,870	$12,578,900	$3,966,264	$1,813,873	$-	$-	$138,579	$14,869,870	6.82%
					0	0	138,579	14,869,870	6.82
				Total	$393,035	$10,629,530	$2,519,766	$175,756,952	80.64%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.
Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	66,446	$221,893	$575,719	$152,981	$(1,427)	$5,882	$9,506	$650,513	14.98%
Great-West Core Bond Fund Institutional Class	32,703	108,890	284,203	73,636	213	(274)	6,648	319,183	7.35
Great-West Loomis Sayles Bond Fund Institutional Class	27,139	94,171	229,122	64,256	256	5,294	5,214	264,331	6.09
Great-West Putnam High Yield Bond Institutional Class	21,043	86,895	211,458	94,551	905	4,104	5,494	207,906	4.79
Great-West Short Duration Bond Fund Institutional Class	8,906	23,777	80,803	16,471	(62)	240	996	88,349	2.03
Great-West Templeton Global Bond Fund Institutional Class	13,445	47,125	117,617	38,888	1,934	(145)	2,174	125,709	2.89
					1,819	15,101	30,032	1,655,991	38.13
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,504	6,380	15,741	6,047	447	497	-	16,571	0.38
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	6,231	25,733	62,259	24,700	732	2,442	1,258	65,734	1.52
Great-West International Index Fund Institutional Class	24,284	92,735	198,033	65,529	6,854	28,289	10	253,528	5.84
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,013	14,364	37,174	23,452	(501)	926	180	29,012	0.67
Great-West MFS International Growth Fund Institutional Class	5,574	20,885	43,703	14,483	1,920	6,753	-	56,858	1.31
Great-West MFS International Value Fund Institutional Class	12,372	50,857	111,010	35,188	3,151	13,005	487	139,684	3.22
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	17,340	61,495	148,222	43,731	3,328	19,033	386	185,019	4.26
Great-West Putnam Equity Income Fund Institutional Class	9,420	37,420	89,458	35,580	1,703	4,602	969	95,900	2.21
Great-West Real Estate Index Fund Institutional Class	4,361	14,880	36,231	11,716	(712)	904	541	40,299	0.93
Great-West S&P 500® Index Fund Institutional Class	34,222	136,459	314,564	101,219	4,699	26,299	4,460	376,103	8.66

September 29, 2017

Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
Great-West S&P Mid Cap 400® Index Fund Institutional Class	15,972	$58,936	$142,456	$46,422	$252	$7,941	$1,263	$162,911	3.75%
Great-West S&P Small Cap 600® Index Fund Institutional Class	10,950	43,978	109,449	46,874	(268)	7,760	885	114,313	2.63
Great-West T. Rowe Price Equity Income Fund Institutional Class	10,188	37,762	90,058	37,536	(254)	5,382	1,414	95,666	2.20
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	8,421	26,689	63,931	18,913	19	7,613	178	79,320	1.83
					21,370	131,446	12,031	1,710,918	39.41
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	205,959	55,309	187,360	38,063	-	-	1,353	205,959	4.74
					0	0	1,353	205,959	4.74
				Total	$23,189	$146,547	$43,416	$3,572,868	82.28%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.
Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,485,670	$22,920,129	$5,315,072	$4,174,045	$10,227	$273,549	$407,095	$24,334,705	13.10%
Great-West Core Bond Fund Institutional Class	1,224,969	11,207,708	2,676,842	1,987,476	10,176	58,625	280,573	11,955,699	6.44
Great-West Loomis Sayles Bond Fund Institutional Class	1,009,612	9,651,826	1,564,849	1,880,014	(147,503)	496,960	208,260	9,833,621	5.30
Great-West Putnam High Yield Bond Institutional Class	758,553	8,709,475	1,312,998	2,899,531	(71,826)	371,557	214,620	7,494,499	4.04
Great-West Short Duration Bond Fund Institutional Class	229,875	1,516,077	1,025,151	273,197	(2,781)	12,333	27,120	2,280,364	1.23
Great-West Templeton Global Bond Fund Institutional Class	487,443	4,730,504	812,044	1,228,423	(133,862)	243,469	84,496	4,557,594	2.45
					(335,569)	1,456,493	1,222,164	60,456,482	32.56
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	76,235	923,475	129,920	264,266	23,750	50,976	-	840,105	0.45
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	318,221	3,695,465	574,241	1,148,280	(3,143)	235,807	67,703	3,357,233	1.81
Great-West International Index Fund Institutional Class	1,309,409	14,015,747	1,310,937	4,256,292	100,084	2,599,836	577	13,670,228	7.36
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	164,164	2,181,683	561,680	1,240,821	(67,208)	78,355	10,632	1,580,897	0.85

September 29, 2017

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
Great-West MFS International Growth Fund Institutional Class	301,568	$3,143,540	$277,892	$1,079,836	$(65,105)	$734,400	$-	$3,075,996	1.66%
Great-West MFS International Value Fund Institutional Class	666,669	7,710,819	920,291	2,236,690	178,734	1,132,276	27,402	7,526,696	4.05
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	881,332	8,829,659	1,454,768	2,442,178	157,318	1,561,562	21,405	9,403,811	5.06
Great-West Putnam Equity Income Fund Institutional Class	482,679	5,394,503	755,474	1,673,067	30,062	436,764	53,483	4,913,674	2.65
Great-West Real Estate Index Fund Institutional Class	190,497	1,763,146	419,953	440,527	(12,380)	17,621	25,961	1,760,193	0.95
Great-West S&P 500® Index Fund Institutional Class	1,746,336	19,619,639	2,178,737	3,671,236	1,236,486	1,065,091	249,017	19,192,231	10.33
Great-West S&P Mid Cap 400® Index Fund Institutional Class	813,702	8,409,166	1,344,933	1,866,764	167,527	412,429	70,180	8,299,764	4.47
Great-West S&P Small Cap 600® Index Fund Institutional Class	595,433	6,726,845	1,471,267	2,365,014	27,210	383,221	52,586	6,216,319	3.35
Great-West T. Rowe Price Equity Income Fund Institutional Class	522,062	5,396,593	848,245	1,899,518	(197,235)	556,838	78,788	4,902,158	2.64
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	430,230	3,789,335	670,877	1,091,409	(98,709)	683,967	9,523	4,052,770	2.18
					1,477,391	9,949,143	667,257	88,792,075	47.81
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	5,334,110	3,549,436	2,359,668	615,572	-	-	40,578	5,334,110	2.87
					0	0	40,578	5,334,110	2.87
				Total	$1,141,822	$11,405,636	$1,929,999	$154,582,667	83.24%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.
Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	15,198	$41,606	$144,777	$38,817	$(425)	$1,221	$1,896	$148,787	10.40%
Great-West Core Bond Fund Institutional Class	7,486	20,395	71,416	18,652	25	(100)	1,354	73,059	5.10
Great-West Loomis Sayles Bond Fund Institutional Class	6,131	17,462	56,978	15,700	131	981	962	59,721	4.17
Great-West Putnam High Yield Bond Institutional Class	4,490	15,509	48,819	20,664	352	700	980	44,364	3.10
Great-West Short Duration Bond Fund Institutional Class	892	1,374	8,946	1,476	(2)	3	75	8,847	0.62

September 29, 2017

Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
Great-West Templeton Global Bond Fund Institutional Class	2,925	$8,337	$26,896	$7,769	$452	$(118)	$381	$27,346	1.91%
					533	2,687	5,648	362,124	25.30
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	675	2,430	7,807	2,947	220	152	-	7,442	0.52
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,834	9,903	31,066	11,791	552	720	565	29,898	2.09
Great-West International Index Fund Institutional Class	12,367	39,557	116,313	38,740	3,672	11,984	5	129,114	9.02
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,548	6,320	20,865	12,625	(151)	343	80	14,903	1.04
Great-West MFS International Growth Fund Institutional Class	2,842	8,899	26,031	8,683	1,031	2,745	-	28,992	2.02
Great-West MFS International Value Fund Institutional Class	6,297	21,735	65,518	21,428	1,617	5,263	255	71,088	4.97
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	7,877	23,573	75,929	22,480	1,713	7,028	151	84,050	5.87
Great-West Putnam Equity Income Fund Institutional Class	4,287	14,379	44,495	16,897	1,001	1,667	393	43,644	3.05
Great-West Real Estate Index Fund Institutional Class	1,499	4,408	13,816	4,711	(253)	335	157	13,848	0.97
Great-West S&P 500® Index Fund Institutional Class	15,613	52,533	158,534	49,830	2,625	10,348	1,705	171,585	11.99
Great-West S&P Mid Cap 400® Index Fund Institutional Class	7,246	22,742	71,394	23,243	392	3,014	491	73,907	5.16
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,647	19,456	62,846	26,705	306	3,352	402	58,949	4.12
Great-West T. Rowe Price Equity Income Fund Institutional Class	4,643	14,608	44,665	17,606	234	1,931	547	43,598	3.05
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,827	10,348	32,921	10,149	34	2,933	84	36,053	2.52
					12,993	51,815	4,835	807,071	56.39
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	20,528	3,218	20,653	3,431	-	-	88	20,528	1.43
					0	0	88	20,528	1.43
				Total	$13,526	$54,502	$10,571	$1,189,723	83.12%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.

September 29, 2017

Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	932,722	$8,250,649	$2,282,407	$1,515,054	$(9,962)	$113,346	$150,984	$9,131,348	8.00%
Great-West Core Bond Fund Institutional Class	459,345	4,054,393	1,123,362	723,179	(4,341)	28,636	104,409	4,483,212	3.93
Great-West Loomis Sayles Bond Fund Institutional Class	374,856	3,449,438	674,173	658,506	(59,844)	185,992	76,922	3,651,097	3.20
Great-West Putnam High Yield Bond Institutional Class	268,530	3,007,710	555,487	1,039,930	(25,500)	129,811	76,559	2,653,078	2.32
Great-West Short Duration Bond Fund Institutional Class	27,531	43,118	238,400	7,886	(27)	(526)	1,845	273,106	0.24
Great-West Templeton Global Bond Fund Institutional Class	175,923	1,627,254	379,029	446,916	(47,870)	85,518	30,020	1,644,885	1.44
					(147,544)	542,777	440,739	21,836,726	19.13
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	59,105	657,163	122,927	167,540	15,655	38,786	-	651,336	0.57
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	248,080	2,650,557	475,432	671,579	7,108	162,836	50,166	2,617,246	2.29
Great-West International Index Fund Institutional Class	1,136,984	11,167,253	1,397,425	2,847,901	37,404	2,153,338	475	11,870,115	10.40
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	142,365	1,789,300	493,755	991,971	(69,597)	79,894	8,997	1,370,978	1.20
Great-West MFS International Growth Fund Institutional Class	261,143	2,511,702	298,993	740,780	(49,185)	593,740	-	2,663,655	2.34
Great-West MFS International Value Fund Institutional Class	578,198	6,144,691	959,374	1,511,293	128,952	935,080	22,576	6,527,852	5.72
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	685,437	6,313,335	1,456,509	1,607,805	96,247	1,151,572	15,805	7,313,611	6.41
Great-West Putnam Equity Income Fund Institutional Class	374,288	3,867,917	654,953	1,027,665	26,734	315,047	39,582	3,810,252	3.34
Great-West Real Estate Index Fund Institutional Class	121,848	1,069,313	325,121	279,889	(7,267)	11,328	16,296	1,125,873	0.99
Great-West S&P 500® Index Fund Institutional Class	1,358,969	14,070,938	2,012,191	2,102,436	724,217	954,374	184,513	14,935,067	13.09
Great-West S&P Mid Cap 400® Index Fund Institutional Class	630,599	6,023,407	1,162,642	1,060,073	120,662	306,137	51,893	6,432,113	5.64
Great-West S&P Small Cap 600® Index Fund Institutional Class	517,977	5,505,972	1,382,298	1,818,650	14,499	338,064	44,470	5,407,684	4.74
Great-West T. Rowe Price Equity Income Fund Institutional Class	404,993	3,868,277	719,703	1,162,247	(113,453)	377,153	58,286	3,802,886	3.33
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	333,891	2,704,552	660,784	719,629	(73,691)	499,546	7,011	3,145,253	2.76
					858,285	7,916,895	500,070	71,673,921	62.82

September 29, 2017

Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	648,304	$97,007	$567,124	$17,139	$-	$-	$1,312	$648,304	0.57%
					0	0	1,312	648,304	0.57
				Total	$710,741	$8,459,672	$942,121	$94,158,951	82.52%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.
Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	6,387	$11,316	$63,270	$12,373	$(3)	$311	$803	$62,524	6.65%
Great-West Core Bond Fund Institutional Class	3,151	5,555	31,336	6,009	34	(127)	574	30,755	3.27
Great-West Loomis Sayles Bond Fund Institutional Class	2,559	4,727	24,793	4,850	70	256	410	24,926	2.65
Great-West Putnam High Yield Bond Institutional Class	1,822	4,117	21,173	7,467	137	180	410	18,003	1.91
Great-West Short Duration Bond Fund Institutional Class	123	-	1,325	101	-	(5)	7	1,219	0.13
Great-West Templeton Global Bond Fund Institutional Class	1,242	2,318	12,328	2,957	147	(74)	167	11,615	1.23
					385	541	2,371	149,042	15.84
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	495	1,112	5,721	1,461	111	81	-	5,453	0.58
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,075	4,494	22,837	5,789	319	346	397	21,888	2.33
Great-West International Index Fund Institutional Class	10,058	19,994	94,152	17,558	2,571	8,412	4	105,000	11.16
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,266	3,265	17,236	8,560	(204)	247	65	12,188	1.29
Great-West MFS International Growth Fund Institutional Class	2,311	4,489	21,108	3,958	720	1,937	-	23,576	2.50
Great-West MFS International Value Fund Institutional Class	5,113	10,993	53,598	10,231	1,323	3,367	199	57,727	6.13
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	5,759	10,712	57,860	10,831	1,463	3,710	108	61,451	6.53
Great-West Putnam Equity Income Fund Institutional Class	3,131	6,558	33,319	8,898	605	892	280	31,871	3.39
Great-West Real Estate Index Fund Institutional Class	1,025	1,924	9,630	2,175	(92)	95	108	9,474	1.01
Great-West S&P 500® Index Fund Institutional Class	11,407	23,848	118,842	22,923	1,871	5,600	1,220	125,367	13.32

September 29, 2017

Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
Great-West S&P Mid Cap 400® Index Fund Institutional Class	5,277	$10,338	$52,370	$10,396	$327	$1,514	$352	$53,826	5.72%
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,607	10,053	51,168	15,476	306	2,352	326	48,097	5.11
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,391	6,649	33,143	8,918	279	971	392	31,845	3.38
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,784	4,708	24,822	4,793	260	1,483	59	26,220	2.79
					9,859	31,007	3,510	613,983	65.24
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	2,905	-	3,146	242	-	-	1	2,905	0.31
					0	0	1	2,905	0.31
				Total	$10,244	$31,548	$5,882	$765,930	81.39%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.
Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	260,921	$2,126,749	$838,136	$448,456	$(10,008)	$37,986	$41,759	$2,554,415	5.89%
Great-West Core Bond Fund Institutional Class	128,704	1,042,690	421,504	216,755	(2,848)	8,717	28,921	1,256,156	2.90
Great-West Loomis Sayles Bond Fund Institutional Class	104,598	889,907	286,259	199,345	(8,520)	41,959	21,617	1,018,780	2.35
Great-West Putnam High Yield Bond Institutional Class	74,353	774,509	248,726	318,723	(2,271)	30,094	21,509	734,606	1.70
Great-West Short Duration Bond Fund Institutional Class	5,224	-	52,428	395	(2)	(206)	265	51,827	0.12
Great-West Templeton Global Bond Fund Institutional Class	53,982	465,207	158,822	136,429	(6,487)	17,128	9,358	504,728	1.16
					(30,136)	135,678	123,429	6,120,512	14.12
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	22,411	226,964	63,617	55,925	6,974	12,313	-	246,969	0.57
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	94,436	911,753	264,466	234,691	6,244	54,768	18,855	996,296	2.30
Great-West International Index Fund Institutional Class	482,360	4,259,602	952,401	1,083,735	(25,002)	907,574	198	5,035,842	11.62
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	60,945	696,221	276,723	389,022	1,768	2,982	3,832	586,904	1.35

September 29, 2017

Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
Great-West MFS International Growth Fund Institutional Class	111,081	$957,027	$207,315	$265,755	$(15,601)	$234,440	$-	$1,133,027	2.61%
Great-West MFS International Value Fund Institutional Class	245,565	2,342,190	602,146	558,800	38,378	386,894	9,408	2,772,430	6.40
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	262,119	2,172,696	704,454	523,546	5,255	443,203	5,929	2,796,807	6.45
Great-West Putnam Equity Income Fund Institutional Class	142,714	1,328,374	359,478	367,040	(9,021)	132,018	14,858	1,452,830	3.35
Great-West Real Estate Index Fund Institutional Class	48,130	384,630	155,218	103,320	(6,827)	8,195	6,384	444,723	1.03
Great-West S&P 500® Index Fund Institutional Class	517,225	4,822,167	1,174,739	773,495	140,558	460,891	68,904	5,684,302	13.11
Great-West S&P Mid Cap 400® Index Fund Institutional Class	240,618	2,069,292	626,028	378,846	15,574	137,829	19,481	2,454,303	5.66
Great-West S&P Small Cap 600® Index Fund Institutional Class	221,092	2,143,675	753,670	729,957	7,993	140,813	18,875	2,308,201	5.33
Great-West T. Rowe Price Equity Income Fund Institutional Class	154,536	1,328,620	392,525	406,065	(40,457)	136,012	21,895	1,451,092	3.35
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	126,996	930,459	319,224	229,391	(23,110)	176,010	2,641	1,196,302	2.76
					102,726	3,233,942	191,260	28,560,028	65.89
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	120,909	-	121,528	662	-	-	43	120,909	0.28
					0	0	43	120,909	0.28
				Total	$72,590	$3,369,620	$314,732	$34,801,449	80.29%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,153,905	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 63,508,303
11,280,326	Great-West Bond Index Fund Institutional Class(a)	110,434,392
5,611,549	Great-West Core Bond Fund Institutional Class(a)	54,768,717
4,829,119	Great-West Loomis Sayles Bond Fund Institutional Class(a)	47,035,618
4,267,184	Great-West Putnam High Yield Bond Institutional Class(a)	42,159,776
3,869,621	Great-West Short Duration Bond Fund Institutional Class(a)	38,386,642
2,688,361	Great-West Templeton Global Bond Fund Institutional Class(a)	25,136,176
4,248,805	Oppenheimer International Bond Fund Class I	25,237,899
5,768,633	PIMCO Real Return Fund Institutional Class	63,512,653

TOTAL BOND MUTUAL FUNDS — 46.15% (Cost $468,416,036)		$ 470,180,176
EQUITY MUTUAL FUNDS
174,389	AllianzGI NFJ Small-Cap Value Fund Class R6	4,832,331
441,153	American Century Real Estate Fund Class R6	12,727,267
717,343	DFA International Real Estate Securities Portfolio Institutional Class	3,665,622
351,467	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	3,873,167
1,468,149	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	15,488,969
5,018,560	Great-West International Index Fund Institutional Class(a)	52,393,772
503,468	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,848,396
1,158,734	Great-West MFS International Growth Fund Institutional Class(a)	11,819,087
2,554,967	Great-West MFS International Value Fund Institutional Class(a)	28,845,573
4,075,853	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	43,489,347
Shares		Fair Value
Equity Mutual Funds — (continued)
2,224,719	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 22,647,643
1,377,378	Great-West Real Estate Index Fund Institutional Class(a)	12,726,976
8,059,040	Great-West S&P 500® Index Fund Institutional Class(a)	88,568,848
3,739,148	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	38,139,313
1,813,583	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	18,933,802
2,409,409	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	22,624,352
1,980,925	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	18,660,316
276,844	Invesco Global Real Estate Fund Class R6	3,665,414
321,883	Invesco International Growth Fund Class R6	11,822,780
161,691	Invesco Small Cap Discovery Fund Class R6	1,844,889
255,707	Janus Triton Fund Class N	7,364,358
1,246,745	Northern Emerging Markets Equity Index Fund	15,247,690
370,839	Oppenheimer Developing Markets Fund Class A	15,256,302

TOTAL EQUITY MUTUAL FUNDS — 45.10% (Cost $408,076,702)		$ 459,486,214
Account Balance
FIXED INTEREST CONTRACT
89,498,506 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	89,498,506

TOTAL FIXED INTEREST CONTRACT — 8.79% (Cost $89,498,506)		$ 89,498,506
TOTAL INVESTMENTS — 100.04% (Cost $965,991,244)		$ 1,019,164,896
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (442,871)
TOTAL NET ASSETS — 100.00%		$ 1,018,722,025

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
357,244	American Century Short Duration Inflation Protection Bond Fund Class R2	$3,686,759
907,386	Great-West Bond Index Fund Institutional Class(a)	8,883,309
448,646	Great-West Core Bond Fund Institutional Class(a)	4,378,788
380,343	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,704,544
318,827	Great-West Putnam High Yield Bond Institutional Class(a)	3,150,013
229,518	Great-West Short Duration Bond Fund Institutional Class(a)	2,276,816
201,791	Great-West Templeton Global Bond Fund Institutional Class(a)	1,886,744
318,835	Oppenheimer International Bond Fund Class I	1,893,878
334,905	PIMCO Real Return Fund Institutional Class	3,687,306

TOTAL BOND MUTUAL FUNDS — 42.26% (Cost $33,476,391)		$ 33,548,157
EQUITY MUTUAL FUNDS
16,375	AllianzGI NFJ Small-Cap Value Fund Class R6	453,742
34,924	American Century Real Estate Fund Class R6	1,007,570
59,034	DFA International Real Estate Securities Portfolio Institutional Class	301,662
30,291	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	333,805
127,241	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,342,390
456,318	Great-West International Index Fund Institutional Class(a)	4,763,961
47,152	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	454,073
105,189	Great-West MFS International Growth Fund Institutional Class(a)	1,072,931
232,453	Great-West MFS International Value Fund Institutional Class(a)	2,624,390
352,455	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	3,760,693
Shares		Fair Value
Equity Mutual Funds — (continued)
192,123	Great-West Putnam Equity Income Fund Institutional Class(a)	$1,955,816
109,026	Great-West Real Estate Index Fund Institutional Class(a)	1,007,397
697,666	Great-West S&P 500® Index Fund Institutional Class(a)	7,667,345
322,736	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,291,907
170,306	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,777,991
208,141	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,954,440
171,276	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,613,422
22,767	Invesco Global Real Estate Fund Class R6	301,434
29,237	Invesco International Growth Fund Class R6	1,073,885
15,352	Invesco Small Cap Discovery Fund Class R6	175,170
24,026	Janus Triton Fund Class N	691,964
119,899	Northern Emerging Markets Equity Index Fund	1,466,363
35,652	Oppenheimer Developing Markets Fund Class A	1,466,745

TOTAL EQUITY MUTUAL FUNDS — 51.09% (Cost $38,614,102)		$ 40,559,096
Account Balance
FIXED INTEREST CONTRACT
5,306,757 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	5,306,757

TOTAL FIXED INTEREST CONTRACT — 6.69% (Cost $5,306,757)		$ 5,306,757
TOTAL INVESTMENTS — 100.04% (Cost $77,397,250)		$ 79,414,010
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (29,035)
TOTAL NET ASSETS — 100.00%		$ 79,384,975

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,553,789	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 57,315,103
19,846,797	Great-West Bond Index Fund Institutional Class(a)	194,300,140
9,779,449	Great-West Core Bond Fund Institutional Class(a)	95,447,422
8,203,601	Great-West Loomis Sayles Bond Fund Institutional Class(a)	79,903,072
6,584,034	Great-West Putnam High Yield Bond Institutional Class(a)	65,050,262
3,685,854	Great-West Short Duration Bond Fund Institutional Class(a)	36,563,673
4,170,822	Great-West Templeton Global Bond Fund Institutional Class(a)	38,997,185
6,583,191	Oppenheimer International Bond Fund Class I	39,104,154
5,199,168	PIMCO Real Return Fund Institutional Class	57,242,838

TOTAL BOND MUTUAL FUNDS — 35.90% (Cost $663,498,868)		$ 663,923,849
EQUITY MUTUAL FUNDS
480,035	AllianzGI NFJ Small-Cap Value Fund Class R6	13,301,772
825,610	American Century Real Estate Fund Class R6	23,818,834
1,476,829	DFA International Real Estate Securities Portfolio Institutional Class	7,546,595
808,217	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	8,906,555
3,377,045	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	35,627,823
12,742,466	Great-West International Index Fund Institutional Class(a)	133,031,344
1,385,110	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	13,338,613
2,934,884	Great-West MFS International Growth Fund Institutional Class(a)	29,935,812
6,486,446	Great-West MFS International Value Fund Institutional Class(a)	73,231,976
9,385,232	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	100,140,428
Shares		Fair Value
Equity Mutual Funds — (continued)
5,127,471	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 52,197,656
2,578,905	Great-West Real Estate Index Fund Institutional Class(a)	23,829,084
18,469,193	Great-West S&P 500® Index Fund Institutional Class(a)	202,976,437
8,623,644	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	87,961,173
4,999,500	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	52,194,780
5,548,800	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	52,103,228
4,553,047	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	42,889,699
569,406	Invesco Global Real Estate Fund Class R6	7,538,937
814,851	Invesco International Growth Fund Class R6	29,929,459
441,160	Invesco Small Cap Discovery Fund Class R6	5,033,636
698,113	Janus Triton Fund Class N	20,105,651
3,485,271	Northern Emerging Markets Equity Index Fund	42,624,870
1,038,696	Oppenheimer Developing Markets Fund Class A	42,731,964

TOTAL EQUITY MUTUAL FUNDS — 59.53% (Cost $976,623,367)		$ 1,100,996,326
Account Balance
FIXED INTEREST CONTRACT
85,239,653 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	85,239,653

TOTAL FIXED INTEREST CONTRACT — 4.61% (Cost $85,239,653)		$ 85,239,653
TOTAL INVESTMENTS — 100.04% (Cost $1,725,361,888)		$ 1,850,159,828
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (786,327)
TOTAL NET ASSETS — 100.00%		$ 1,849,373,501

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
128,285	American Century Short Duration Inflation Protection Bond Fund Class R2	$1,323,897
664,456	Great-West Bond Index Fund Institutional Class(a)	6,505,027
327,179	Great-West Core Bond Fund Institutional Class(a)	3,193,269
271,958	Great-West Loomis Sayles Bond Fund Institutional Class(a)	2,648,869
210,381	Great-West Putnam High Yield Bond Institutional Class(a)	2,078,565
89,602	Great-West Short Duration Bond Fund Institutional Class(a)	888,852
135,076	Great-West Templeton Global Bond Fund Institutional Class(a)	1,262,958
213,362	Oppenheimer International Bond Fund Class I	1,267,369
120,200	PIMCO Real Return Fund Institutional Class	1,323,404

TOTAL BOND MUTUAL FUNDS — 27.17% (Cost $20,415,909)		$ 20,492,210
EQUITY MUTUAL FUNDS
24,472	AllianzGI NFJ Small-Cap Value Fund Class R6	678,108
34,206	American Century Real Estate Fund Class R6	986,841
63,319	DFA International Real Estate Securities Portfolio Institutional Class	323,559
38,349	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	422,606
158,810	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,675,444
627,759	Great-West International Index Fund Institutional Class(a)	6,553,809
70,773	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	681,550
144,749	Great-West MFS International Growth Fund Institutional Class(a)	1,476,440
319,463	Great-West MFS International Value Fund Institutional Class(a)	3,606,737
440,623	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	4,701,448
Shares		Fair Value
Equity Mutual Funds — (continued)
240,336	Great-West Putnam Equity Income Fund Institutional Class(a)	$2,446,623
106,801	Great-West Real Estate Index Fund Institutional Class(a)	986,843
867,703	Great-West S&P 500® Index Fund Institutional Class(a)	9,536,052
404,455	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,125,443
255,522	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,667,651
260,310	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,444,312
214,005	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,015,931
24,443	Invesco Global Real Estate Fund Class R6	323,622
40,237	Invesco International Growth Fund Class R6	1,477,897
22,625	Invesco Small Cap Discovery Fund Class R6	258,152
35,761	Janus Triton Fund Class N	1,029,919
183,474	Northern Emerging Markets Equity Index Fund	2,243,884
54,595	Oppenheimer Developing Markets Fund Class A	2,246,040

TOTAL EQUITY MUTUAL FUNDS — 70.14% (Cost $49,940,499)		$ 52,908,911
Account Balance
FIXED INTEREST CONTRACT
2,062,104 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	2,062,104

TOTAL FIXED INTEREST CONTRACT — 2.73% (Cost $2,062,104)		$ 2,062,104
TOTAL INVESTMENTS — 100.04% (Cost $72,418,512)		$ 75,463,225
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (27,147)
TOTAL NET ASSETS — 100.00%		$ 75,436,078

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,285,588	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 13,267,272
10,422,101	Great-West Bond Index Fund Institutional Class(a)	102,032,366
5,137,609	Great-West Core Bond Fund Institutional Class(a)	50,143,061
4,244,642	Great-West Loomis Sayles Bond Fund Institutional Class(a)	41,342,811
3,197,396	Great-West Putnam High Yield Bond Institutional Class(a)	31,590,270
971,079	Great-West Short Duration Bond Fund Institutional Class(a)	9,633,103
2,052,326	Great-West Templeton Global Bond Fund Institutional Class(a)	19,189,243
3,237,297	Oppenheimer International Bond Fund Class I	19,229,547
1,203,392	PIMCO Real Return Fund Institutional Class	13,249,350

TOTAL BOND MUTUAL FUNDS — 17.99% (Cost $298,542,866)		$ 299,677,023
EQUITY MUTUAL FUNDS
657,867	AllianzGI NFJ Small-Cap Value Fund Class R6	18,229,503
758,724	American Century Real Estate Fund Class R6	21,889,196
1,488,497	DFA International Real Estate Securities Portfolio Institutional Class	7,606,219
939,883	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	10,357,509
3,956,379	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	41,739,803
16,337,419	Great-West International Index Fund Institutional Class(a)	170,562,659
1,899,365	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	18,290,886
3,746,860	Great-West MFS International Growth Fund Institutional Class(a)	38,217,971
8,321,951	Great-West MFS International Value Fund Institutional Class(a)	93,954,831
10,937,424	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	116,702,309
Shares		Fair Value
Equity Mutual Funds — (continued)
5,978,441	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 60,860,530
2,371,485	Great-West Real Estate Index Fund Institutional Class(a)	21,912,517
21,541,280	Great-West S&P 500® Index Fund Institutional Class(a)	236,738,670
10,068,503	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	102,698,733
6,868,764	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	71,709,891
6,468,884	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	60,742,818
5,322,537	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	50,138,303
573,570	Invesco Global Real Estate Fund Class R6	7,594,061
1,039,756	Invesco International Growth Fund Class R6	38,190,221
603,467	Invesco Small Cap Discovery Fund Class R6	6,885,559
960,656	Janus Triton Fund Class N	27,666,884
4,947,292	Northern Emerging Markets Equity Index Fund	60,505,385
1,475,924	Oppenheimer Developing Markets Fund Class A	60,719,520

TOTAL EQUITY MUTUAL FUNDS — 80.70% (Cost $1,192,234,649)		$ 1,343,913,978
Account Balance
FIXED INTEREST CONTRACT
22,411,040 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	22,411,040

TOTAL FIXED INTEREST CONTRACT — 1.35% (Cost $22,411,040)		$ 22,411,040
TOTAL INVESTMENTS — 100.04% (Cost $1,513,188,555)		$ 1,666,002,041
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (718,063)
TOTAL NET ASSETS — 100.00%		$ 1,665,283,978

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
13,443	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 138,734
201,072	Great-West Bond Index Fund Institutional Class(a)	1,968,490
99,156	Great-West Core Bond Fund Institutional Class(a)	967,760
81,077	Great-West Loomis Sayles Bond Fund Institutional Class(a)	789,692
59,138	Great-West Putnam High Yield Bond Institutional Class(a)	584,288
11,592	Great-West Short Duration Bond Fund Institutional Class(a)	114,993
38,877	Great-West Templeton Global Bond Fund Institutional Class(a)	363,496
61,397	Oppenheimer International Bond Fund Class I	364,699
12,597	PIMCO Real Return Fund Institutional Class	138,692

TOTAL BOND MUTUAL FUNDS — 11.32% (Cost $5,418,574)		$ 5,430,844
EQUITY MUTUAL FUNDS
21,470	AllianzGI NFJ Small-Cap Value Fund Class R6	594,946
22,255	American Century Real Estate Fund Class R6	642,050
44,966	DFA International Real Estate Securities Portfolio Institutional Class	229,778
28,737	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	316,677
120,538	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,271,679
523,054	Great-West International Index Fund Institutional Class(a)	5,460,689
62,013	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	597,183
120,226	Great-West MFS International Growth Fund Institutional Class(a)	1,226,306
265,950	Great-West MFS International Value Fund Institutional Class(a)	3,002,572
335,019	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	3,574,652
Shares		Fair Value
Equity Mutual Funds — (continued)
182,471	Great-West Putnam Equity Income Fund Institutional Class(a)	$1,857,550
69,484	Great-West Real Estate Index Fund Institutional Class(a)	642,035
661,206	Great-West S&P 500® Index Fund Institutional Class(a)	7,266,651
306,829	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,129,652
225,673	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,356,021
197,674	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,856,159
162,441	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,530,198
17,356	Invesco Global Real Estate Fund Class R6	229,799
33,413	Invesco International Growth Fund Class R6	1,227,277
19,842	Invesco Small Cap Discovery Fund Class R6	226,396
31,727	Janus Triton Fund Class N	913,742
169,751	Northern Emerging Markets Equity Index Fund	2,076,057
50,469	Oppenheimer Developing Markets Fund Class A	2,076,283

TOTAL EQUITY MUTUAL FUNDS — 88.15% (Cost $40,142,308)		$ 42,304,352
Account Balance
FIXED INTEREST CONTRACT
272,833 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	272,833

TOTAL FIXED INTEREST CONTRACT — 0.57% (Cost $272,833)		$ 272,833
TOTAL INVESTMENTS — 100.04% (Cost $45,833,715)		$ 48,008,029
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (18,049)
TOTAL NET ASSETS — 100.00%		$ 47,989,980

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
54,630	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 563,782
2,987,309	Great-West Bond Index Fund Institutional Class(a)	29,245,755
1,475,646	Great-West Core Bond Fund Institutional Class(a)	14,402,307
1,197,446	Great-West Loomis Sayles Bond Fund Institutional Class(a)	11,663,126
858,586	Great-West Putnam High Yield Bond Institutional Class(a)	8,482,827
94,930	Great-West Short Duration Bond Fund Institutional Class(a)	941,706
561,082	Great-West Templeton Global Bond Fund Institutional Class(a)	5,246,118
884,825	Oppenheimer International Bond Fund Class I	5,255,862
51,100	PIMCO Real Return Fund Institutional Class	562,605

TOTAL BOND MUTUAL FUNDS — 8.08% (Cost $76,035,121)		$ 76,364,088
EQUITY MUTUAL FUNDS
463,839	AllianzGI NFJ Small-Cap Value Fund Class R6	12,852,978
443,021	American Century Real Estate Fund Class R6	12,781,141
934,542	DFA International Real Estate Securities Portfolio Institutional Class	4,775,508
576,210	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	6,349,837
2,406,982	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	25,393,664
10,884,764	Great-West International Index Fund Institutional Class(a)	113,636,941
1,340,064	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	12,904,815
2,501,084	Great-West MFS International Growth Fund Institutional Class(a)	25,511,058
5,544,823	Great-West MFS International Value Fund Institutional Class(a)	62,601,047
6,644,605	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	70,897,932
Shares		Fair Value
Equity Mutual Funds — (continued)
3,643,980	Great-West Putnam Equity Income Fund Institutional Class(a)	$37,095,719
1,384,809	Great-West Real Estate Index Fund Institutional Class(a)	12,795,635
13,143,462	Great-West S&P 500® Index Fund Institutional Class(a)	144,446,649
6,137,129	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	62,598,720
4,851,981	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	50,654,687
3,941,877	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	37,014,228
3,241,115	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	30,531,300
360,312	Invesco Global Real Estate Fund Class R6	4,770,530
693,946	Invesco International Growth Fund Class R6	25,488,646
426,258	Invesco Small Cap Discovery Fund Class R6	4,863,602
677,688	Janus Triton Fund Class N	19,517,406
3,638,177	Northern Emerging Markets Equity Index Fund	44,494,901
1,085,355	Oppenheimer Developing Markets Fund Class A	44,651,495

TOTAL EQUITY MUTUAL FUNDS — 91.74% (Cost $773,360,671)		$866,628,439
Account Balance
FIXED INTEREST CONTRACT
2,069,532 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	2,069,532

TOTAL FIXED INTEREST CONTRACT — 0.22% (Cost $2,069,532)		$ 2,069,532
TOTAL INVESTMENTS — 100.04% (Cost $851,465,324)		$945,062,059
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (406,430)
TOTAL NET ASSETS — 100.00%		$944,655,629

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
80,077	Great-West Bond Index Fund Institutional Class(a)	$ 783,955
39,463	Great-West Core Bond Fund Institutional Class(a)	385,157
32,176	Great-West Loomis Sayles Bond Fund Institutional Class(a)	313,392
22,826	Great-West Putnam High Yield Bond Institutional Class(a)	225,521
1,664	Great-West Short Duration Bond Fund Institutional Class(a)	16,507
15,573	Great-West Templeton Global Bond Fund Institutional Class(a)	145,606
24,596	Oppenheimer International Bond Fund Class I	146,103

TOTAL BOND MUTUAL FUNDS — 7.33% (Cost $2,010,406)		$ 2,016,241
EQUITY MUTUAL FUNDS
13,988	AllianzGI NFJ Small-Cap Value Fund Class R6	387,594
13,065	American Century Real Estate Fund Class R6	376,924
28,502	DFA International Real Estate Securities Portfolio Institutional Class	145,647
16,487	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	181,692
68,383	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	721,437
324,362	Great-West International Index Fund Institutional Class(a)	3,386,341
40,434	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	389,375
74,661	Great-West MFS International Growth Fund Institutional Class(a)	761,546
165,017	Great-West MFS International Value Fund Institutional Class(a)	1,863,043
189,449	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,021,421
103,326	Great-West Putnam Equity Income Fund Institutional Class(a)	1,051,859
Shares		Fair Value
Equity Mutual Funds — (continued)
40,798	Great-West Real Estate Index Fund Institutional Class(a)	$ 376,975
374,378	Great-West S&P 500® Index Fund Institutional Class(a)	4,114,413
173,580	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,770,514
146,682	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,531,357
111,968	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,051,380
92,039	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	867,005
11,002	Invesco Global Real Estate Fund Class R6	145,667
20,740	Invesco International Growth Fund Class R6	761,777
13,050	Invesco Small Cap Discovery Fund Class R6	148,905
20,571	Janus Triton Fund Class N	592,457
116,231	Northern Emerging Markets Equity Index Fund	1,421,501
34,567	Oppenheimer Developing Markets Fund Class A	1,422,084

TOTAL EQUITY MUTUAL FUNDS — 92.58% (Cost $24,147,706)		$ 25,490,914
Account Balance
FIXED INTEREST CONTRACT
35,739 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	35,739

TOTAL FIXED INTEREST CONTRACT — 0.13% (Cost $35,739)		$ 35,739
TOTAL INVESTMENTS — 100.04% (Cost $26,193,851)		$ 27,542,894
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (9,701)
TOTAL NET ASSETS — 100.00%		$ 27,533,193

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
952,710	Great-West Bond Index Fund Institutional Class(a)	$ 9,327,033
469,161	Great-West Core Bond Fund Institutional Class(a)	4,579,008
383,637	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,736,622
272,603	Great-West Putnam High Yield Bond Institutional Class(a)	2,693,323
17,626	Great-West Short Duration Bond Fund Institutional Class(a)	174,848
197,472	Great-West Templeton Global Bond Fund Institutional Class(a)	1,846,362
311,518	Oppenheimer International Bond Fund Class I	1,850,421

TOTAL BOND MUTUAL FUNDS — 6.90% (Cost $24,026,538)		$ 24,207,617
EQUITY MUTUAL FUNDS
185,510	AllianzGI NFJ Small-Cap Value Fund Class R6	5,140,492
167,227	American Century Real Estate Fund Class R6	4,824,493
382,362	DFA International Real Estate Securities Portfolio Institutional Class	1,953,868
204,122	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,249,430
848,789	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	8,954,726
4,201,296	Great-West International Index Fund Institutional Class(a)	43,861,525
535,526	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	5,157,117
966,010	Great-West MFS International Growth Fund Institutional Class(a)	9,853,298
2,140,163	Great-West MFS International Value Fund Institutional Class(a)	24,162,444
2,352,339	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	25,099,458
1,284,987	Great-West Putnam Equity Income Fund Institutional Class(a)	13,081,172
Shares		Fair Value
Equity Mutual Funds — (continued)
522,210	Great-West Real Estate Index Fund Institutional Class(a)	$ 4,825,220
4,638,426	Great-West S&P 500® Index Fund Institutional Class(a)	50,976,305
2,162,221	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	22,054,654
1,949,065	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	20,348,239
1,390,596	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	13,057,696
1,141,733	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,755,122
147,334	Invesco Global Real Estate Fund Class R6	1,950,699
268,411	Invesco International Growth Fund Class R6	9,858,741
173,336	Invesco Small Cap Discovery Fund Class R6	1,977,766
273,037	Janus Triton Fund Class N	7,863,451
1,556,275	Northern Emerging Markets Equity Index Fund	19,033,240
463,905	Oppenheimer Developing Markets Fund Class A	19,085,042

TOTAL EQUITY MUTUAL FUNDS — 93.01% (Cost $292,560,594)		$326,124,198
Account Balance
FIXED INTEREST CONTRACT
454,084 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	454,084

TOTAL FIXED INTEREST CONTRACT — 0.13% (Cost $454,084)		$ 454,084
TOTAL INVESTMENTS — 100.04% (Cost $317,041,216)		$350,785,899
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (146,636)
TOTAL NET ASSETS — 100.00%		$350,639,263

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended September 29, 2017:
Great-West Lifetime 2015 Fund
Beginning Balance, January 01, 2017	$74,322,039
Total interest received	842,300
Purchases	21,273,333
Sales	(6,939,166)
Ending Balance, September 29, 2017	$89,498,506
Great-West Lifetime 2020 Fund
Beginning Balance, January 01, 2017	$ 845,568
Total interest received	29,507
Purchases	5,510,948
Sales	(1,079,266)
Ending Balance, September 29, 2017	$ 5,306,757

September 29, 2017

Great-West Lifetime 2025 Fund
Beginning Balance, January 01, 2017	$62,154,839
Total interest received	720,758
Purchases	26,721,515
Sales	(4,357,459)
Ending Balance, September 29, 2017	$85,239,653
Great-West Lifetime 2030 Fund
Beginning Balance, January 01, 2017	$ 288,421
Total interest received	10,196
Purchases	1,978,924
Sales	(215,437)
Ending Balance, September 29, 2017	$2,062,104
Great-West Lifetime 2035 Fund
Beginning Balance, January 01, 2017	$12,646,756
Total interest received	151,284
Purchases	10,363,868
Sales	(750,868)
Ending Balance, September 29, 2017	$22,411,040
Great-West Lifetime 2040 Fund
Beginning Balance, January 01, 2017	$ 48,237
Total interest received	1,090
Purchases	273,389
Sales	(49,883)
Ending Balance, September 29, 2017	$272,833
Great-West Lifetime 2045 Fund
Beginning Balance, January 01, 2017	$ 251,052
Total interest received	3,605
Purchases	1,839,024
Sales	(24,149)
Ending Balance, September 29, 2017	$2,069,532
Great-West Lifetime 2050 Fund
Beginning Balance, January 01, 2017	$ —
Total interest received	12
Purchases	35,754
Sales	(27)
Ending Balance, September 29, 2017	$35,739
Great-West Lifetime 2055 Fund
Beginning Balance, January 01, 2017	$ —
Total interest received	162
Purchases	458,890
Sales	(4,968)
Ending Balance, September 29, 2017	$454,084

September 29, 2017

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of September 29, 2017, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended September 29, 2017, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	11,280,326	$109,554,060	$12,658,809	$13,096,961	$90,751	$1,318,484	$1,903,718	$110,434,392	10.84%
Great-West Core Bond Fund Institutional Class	5,611,549	53,910,947	6,456,712	5,892,998	51,334	294,056	1,330,504	54,768,717	5.37
Great-West Loomis Sayles Bond Fund Institutional Class	4,829,119	47,847,960	4,985,464	8,138,284	(606,365)	2,340,478	1,036,153	47,035,618	4.62
Great-West Putnam High Yield Bond Institutional Class	4,267,184	47,850,791	5,317,905	13,052,912	(395,779)	2,043,992	1,184,004	42,159,776	4.14
Great-West Short Duration Bond Fund Institutional Class	3,869,621	31,859,021	9,546,344	3,308,204	(50,236)	289,481	520,162	38,386,642	3.77
Great-West Templeton Global Bond Fund Institutional Class	2,688,361	26,965,326	3,718,717	6,596,339	(413,879)	1,048,472	483,891	25,136,176	2.47
					(1,324,174)	7,334,963	6,458,432	317,921,321	31.21
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	351,467	4,146,112	484,688	1,001,364	94,413	243,731	-	3,873,167	0.38
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,468,149	16,530,931	2,108,460	4,195,395	2,790	1,044,973	307,075	15,488,969	1.52
Great-West International Index Fund Institutional Class	5,018,560	50,034,659	4,310,932	11,841,121	(251,344)	9,889,302	2,096	52,393,772	5.14

September 29, 2017

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	503,468	$7,231,853	$1,462,664	$3,757,121	$114,548	$(89,000)	$35,454	$4,848,396	0.48%
Great-West MFS International Growth Fund Institutional Class	1,158,734	11,218,589	1,074,623	3,080,059	(220,716)	2,605,934	-	11,819,087	1.16
Great-West MFS International Value Fund Institutional Class	2,554,967	27,500,015	3,182,058	6,146,965	359,494	4,310,465	99,348	28,845,573	2.83
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,075,853	39,299,539	6,082,070	9,128,858	426,450	7,236,596	95,895	43,489,347	4.27
Great-West Putnam Equity Income Fund Institutional Class	2,224,719	24,055,107	2,646,554	6,127,232	18,250	2,073,214	240,394	22,647,643	2.22
Great-West Real Estate Index Fund Institutional Class	1,377,378	12,549,329	2,493,788	2,521,040	(157,953)	204,899	185,560	12,726,976	1.25
Great-West S&P 500® Index Fund Institutional Class	8,059,040	87,499,783	7,728,560	12,330,701	4,621,771	5,671,206	1,118,202	88,568,848	8.69
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,739,148	37,524,006	4,937,521	6,385,514	554,243	2,063,300	315,145	38,139,313	3.74
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,813,583	22,138,857	3,850,029	8,164,095	200,784	1,109,011	174,499	18,933,802	1.86
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,409,409	24,044,438	2,984,284	6,703,979	(689,714)	2,299,609	353,405	22,624,352	2.22
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,980,925	16,909,720	2,741,367	4,000,515	(388,956)	3,009,744	43,042	18,660,316	1.83
					4,684,060	41,672,984	2,970,115	383,059,561	37.59
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	89,498,506	74,322,039	21,273,333	6,939,166	-	-	842,300	89,498,506	8.79
					0	0	842,300	89,498,506	8.79
				Total	$3,359,886	$49,007,947	$10,270,847	$790,479,388	77.59%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	907,386	$1,715,405	$9,348,592	$2,237,223	$(21,781)	$56,535	$111,031	$8,883,309	11.19%
Great-West Core Bond Fund Institutional Class	448,646	840,819	4,627,512	1,081,293	(2,794)	(8,250)	79,601	4,378,788	5.52
Great-West Loomis Sayles Bond Fund Institutional Class	380,343	738,741	3,955,086	1,032,435	10,018	43,152	57,050	3,704,544	4.67
Great-West Putnam High Yield Bond Institutional Class	318,827	714,428	3,816,661	1,415,691	21,608	34,615	63,371	3,150,013	3.97

September 29, 2017

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
Great-West Short Duration Bond Fund Institutional Class	229,518	$362,113	$2,381,281	$469,825	$(947)	$3,247	$22,632	$2,276,816	2.87%
Great-West Templeton Global Bond Fund Institutional Class	201,791	396,555	2,173,525	678,242	30,866	(5,094)	25,328	1,886,744	2.38
					36,970	124,205	359,013	24,280,214	30.60
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	30,291	70,614	379,369	122,487	8,868	6,309	-	333,805	0.42
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	127,241	286,279	1,537,480	500,698	25,668	19,329	23,584	1,342,390	1.69
Great-West International Index Fund Institutional Class	456,318	916,572	4,641,763	1,159,756	110,202	365,382	180	4,763,961	6.00
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	47,152	136,386	752,145	442,736	(5,328)	8,278	2,459	454,073	0.57
Great-West MFS International Growth Fund Institutional Class	105,189	206,779	1,043,013	260,166	30,383	83,305	-	1,072,931	1.35
Great-West MFS International Value Fund Institutional Class	232,453	504,539	2,617,136	645,870	56,877	148,585	8,551	2,624,390	3.31
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	352,455	679,080	3,764,827	913,888	90,197	230,674	6,157	3,760,693	4.74
Great-West Putnam Equity Income Fund Institutional Class	192,123	416,611	2,208,991	725,856	42,740	56,070	16,110	1,955,816	2.46
Great-West Real Estate Index Fund Institutional Class	109,026	205,317	1,085,948	299,239	(12,652)	15,371	10,322	1,007,397	1.27
Great-West S&P 500® Index Fund Institutional Class	697,666	1,512,820	7,904,584	2,100,734	138,471	350,675	69,169	7,667,345	9.66
Great-West S&P Mid Cap 400® Index Fund Institutional Class	322,736	654,062	3,504,469	961,556	32,735	94,932	19,999	3,291,907	4.15
Great-West S&P Small Cap 600® Index Fund Institutional Class	170,306	418,050	2,252,351	975,431	25,217	83,021	12,236	1,777,991	2.24
Great-West T. Rowe Price Equity Income Fund Institutional Class	208,141	420,521	2,222,819	750,528	22,413	61,628	22,247	1,954,440	2.46
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	171,276	297,822	1,624,227	402,411	16,206	93,784	3,489	1,613,422	2.03
					581,997	1,617,343	194,503	33,620,561	42.35
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	5,306,757	845,568	5,510,948	1,079,266	-	-	29,507	5,306,757	6.69
					0	0	29,507	5,306,757	6.69
				Total	$618,967	$1,741,548	$583,023	$63,207,532	79.64%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.

September 29, 2017

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	19,846,797	$176,718,102	$30,203,273	$14,708,447	$98,819	$2,087,212	$3,217,534	$194,300,140	10.51%
Great-West Core Bond Fund Institutional Class	9,779,449	86,592,855	15,530,107	7,031,461	144,466	355,921	2,227,331	95,447,422	5.16
Great-West Loomis Sayles Bond Fund Institutional Class	8,203,601	75,418,511	8,256,296	7,063,613	(554,106)	3,291,878	1,682,960	79,903,072	4.32
Great-West Putnam High Yield Bond Institutional Class	6,584,034	70,894,567	7,578,299	16,373,585	(497,037)	2,950,981	1,807,221	65,050,262	3.52
Great-West Short Duration Bond Fund Institutional Class	3,685,854	26,678,642	11,775,196	2,105,843	(30,651)	215,678	465,167	36,563,673	1.98
Great-West Templeton Global Bond Fund Institutional Class	4,170,822	38,808,929	5,210,372	6,661,594	(745,977)	1,639,478	722,081	38,997,185	2.11
					(1,584,486)	10,541,148	10,122,294	510,261,754	27.60
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	808,217	9,124,735	925,603	1,704,438	191,169	560,655	-	8,906,555	0.48
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	3,377,045	36,718,408	4,308,911	7,474,807	277,633	2,075,311	704,633	35,627,823	1.93
Great-West International Index Fund Institutional Class	12,742,466	125,535,415	6,692,994	20,835,317	2,939,889	21,638,252	5,402	133,031,344	7.19
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,385,110	18,903,904	3,788,162	10,066,278	(642,121)	712,825	95,779	13,338,613	0.72
Great-West MFS International Growth Fund Institutional Class	2,934,884	28,269,960	1,473,447	5,863,947	60,428	6,056,352	-	29,935,812	1.62
Great-West MFS International Value Fund Institutional Class	6,486,446	69,107,234	5,061,801	11,033,008	1,822,130	10,095,949	256,567	73,231,976	3.96
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	9,385,232	87,421,933	12,792,134	16,069,964	1,387,032	15,996,325	220,902	100,140,428	5.41
Great-West Putnam Equity Income Fund Institutional Class	5,127,471	53,689,729	5,722,042	10,717,018	1,248,043	3,502,903	555,106	52,197,656	2.82
Great-West Real Estate Index Fund Institutional Class	2,578,905	22,651,187	4,047,361	3,299,172	(369,501)	429,708	344,295	23,829,084	1.29
Great-West S&P 500® Index Fund Institutional Class	18,469,193	194,782,478	15,883,135	20,442,250	10,592,214	12,753,074	2,578,273	202,976,437	10.97
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,623,644	83,678,233	9,969,854	9,243,292	2,338,981	3,556,378	727,198	87,961,173	4.76
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,999,500	57,752,181	9,306,749	18,133,129	254,047	3,268,979	470,734	52,194,780	2.82
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,548,800	53,669,603	6,353,756	12,273,016	(690,703)	4,352,885	816,380	52,103,228	2.82
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,553,047	37,541,001	5,786,943	6,878,486	(513,723)	6,440,241	98,711	42,889,699	2.32
					18,895,518	91,439,837	6,873,980	908,364,608	49.11

September 29, 2017

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	85,239,653	$62,154,839	$26,721,515	$4,357,459	$-	$-	$720,758	$85,239,653	4.61%
					0	0	720,758	85,239,653	4.61
				Total	$17,311,032	$101,980,985	$17,717,032	$1,503,866,015	81.32%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	664,456	$1,204,619	$6,234,234	$975,121	$(17,737)	$41,295	$80,745	$6,505,027	8.62%
Great-West Core Bond Fund Institutional Class	327,179	590,403	3,068,812	459,494	(2,705)	(6,452)	57,230	3,193,269	4.23
Great-West Loomis Sayles Bond Fund Institutional Class	271,958	510,684	2,501,099	395,389	2,338	32,475	41,244	2,648,869	3.51
Great-West Putnam High Yield Bond Institutional Class	210,381	469,150	2,213,353	629,056	9,712	25,118	43,473	2,078,565	2.76
Great-West Short Duration Bond Fund Institutional Class	89,602	124,130	861,133	97,237	(579)	826	8,428	888,852	1.18
Great-West Templeton Global Bond Fund Institutional Class	135,076	254,781	1,240,891	231,364	12,153	(1,350)	17,078	1,262,958	1.67
					3,182	91,912	248,198	16,577,540	21.97
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	38,349	90,649	424,845	101,214	8,998	8,326	-	422,606	0.56
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	158,810	365,347	1,700,406	420,102	23,647	29,793	29,855	1,675,444	2.22
Great-West International Index Fund Institutional Class	627,759	1,310,606	5,648,761	968,917	111,175	563,359	253	6,553,809	8.69
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	70,773	202,614	970,952	503,751	(8,782)	11,735	3,775	681,550	0.90
Great-West MFS International Growth Fund Institutional Class	144,749	294,898	1,267,229	216,593	30,644	130,906	-	1,476,440	1.96
Great-West MFS International Value Fund Institutional Class	319,463	720,559	3,172,409	528,573	47,051	242,342	12,020	3,606,737	4.78
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	440,623	870,200	4,138,347	640,254	66,685	333,155	8,138	4,701,448	6.23
Great-West Putnam Equity Income Fund Institutional Class	240,336	531,762	2,446,452	611,750	41,098	80,159	21,095	2,446,623	3.24
Great-West Real Estate Index Fund Institutional Class	106,801	206,006	951,327	188,647	(16,443)	18,157	10,825	986,843	1.31
Great-West S&P 500® Index Fund Institutional Class	867,703	1,934,133	8,689,470	1,578,773	107,291	491,222	92,157	9,536,052	12.64

September 29, 2017

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
Great-West S&P Mid Cap 400® Index Fund Institutional Class	404,455	$839,130	$3,857,076	$699,895	$19,963	$129,132	$26,565	$4,125,443	5.47%
Great-West S&P Small Cap 600® Index Fund Institutional Class	255,522	625,407	2,914,417	1,002,413	21,649	130,240	18,824	2,667,651	3.54
Great-West T. Rowe Price Equity Income Fund Institutional Class	260,310	538,657	2,465,382	647,760	13,930	88,033	29,603	2,444,312	3.24
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	214,005	381,520	1,782,718	276,553	8,512	128,246	4,377	2,015,931	2.67
					475,418	2,384,805	257,487	43,340,889	57.45
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	2,062,104	288,421	1,978,924	215,437	-	-	10,196	2,062,104	2.73
					0	0	10,196	2,062,104	2.73
				Total	$478,600	$2,476,717	$515,881	$61,980,533	82.15%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.
Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	10,422,101	$84,080,435	$22,798,602	$5,914,671	$(63,273)	$1,068,000	$1,614,008	$102,032,366	6.13%
Great-West Core Bond Fund Institutional Class	5,137,609	41,325,042	11,359,907	2,795,011	(40,533)	253,123	1,115,508	50,143,061	3.01
Great-West Loomis Sayles Bond Fund Institutional Class	4,244,642	35,434,724	6,987,201	2,645,133	(266,385)	1,566,019	812,296	41,342,811	2.48
Great-West Putnam High Yield Bond Institutional Class	3,197,396	31,967,186	4,224,703	5,855,285	(127,795)	1,253,666	836,829	31,590,270	1.90
Great-West Short Duration Bond Fund Institutional Class	971,079	5,424,668	4,526,072	350,661	(3,301)	33,024	107,182	9,633,103	0.58
Great-West Templeton Global Bond Fund Institutional Class	2,052,326	17,266,865	2,683,506	1,294,124	(142,547)	532,996	328,700	19,189,243	1.15
					(643,834)	4,706,828	4,814,523	253,930,854	15.25
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	939,883	10,147,867	1,226,990	1,632,336	230,500	614,988	-	10,357,509	0.62
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	3,956,379	40,659,029	5,003,184	6,470,392	88,125	2,547,982	804,234	41,739,803	2.51
Great-West International Index Fund Institutional Class	16,337,419	154,390,279	8,281,277	18,470,461	4,440,384	26,361,564	6,881	170,562,659	10.24
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,899,365	24,022,817	5,105,132	12,176,656	(1,232,043)	1,339,593	124,832	18,290,886	1.10

September 29, 2017

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
Great-West MFS International Growth Fund Institutional Class	3,746,860	$34,819,654	$1,924,199	$5,796,580	$398,035	$7,270,698	$-	$38,217,971	2.29%
Great-West MFS International Value Fund Institutional Class	8,321,951	84,856,344	7,105,249	10,164,423	2,711,163	12,157,661	326,416	93,954,831	5.64
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	10,937,424	96,643,462	16,200,504	13,749,084	1,854,129	17,607,427	250,969	116,702,309	7.01
Great-West Putnam Equity Income Fund Institutional Class	5,978,441	59,257,549	6,583,102	8,234,542	2,069,886	3,254,421	628,727	60,860,530	3.65
Great-West Real Estate Index Fund Institutional Class	2,371,485	20,146,879	3,981,675	2,577,524	(307,102)	361,487	314,740	21,912,517	1.32
Great-West S&P 500® Index Fund Institutional Class	21,541,280	214,838,367	17,661,591	14,013,167	7,880,427	18,251,879	2,913,631	236,738,670	14.22
Great-West S&P Mid Cap 400® Index Fund Institutional Class	10,068,503	92,287,490	11,928,045	5,772,493	2,355,548	4,255,691	821,823	102,698,733	6.17
Great-West S&P Small Cap 600® Index Fund Institutional Class	6,868,764	73,696,060	13,213,474	18,916,303	979,805	3,716,660	616,375	71,709,891	4.31
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,468,884	59,232,689	7,562,391	10,029,172	128,202	3,976,910	922,860	60,742,818	3.65
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	5,322,537	41,518,413	7,484,459	5,887,025	(384,839)	7,022,456	112,883	50,138,303	3.01
					21,212,220	108,739,417	7,844,371	1,094,627,430	65.74
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	22,411,040	12,646,756	10,363,868	750,868	-	-	151,284	22,411,040	1.35
					0	0	151,284	22,411,040	1.35
				Total	$20,568,386	$113,446,245	$12,810,178	$1,370,969,324	82.34%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.
Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	201,072	$646,920	$1,986,316	$687,005	$(15,253)	$22,259	$26,711	$1,968,490	4.10%
Great-West Core Bond Fund Institutional Class	99,156	318,022	979,601	329,816	(2,598)	(47)	18,615	967,760	2.02
Great-West Loomis Sayles Bond Fund Institutional Class	81,077	270,828	788,675	279,112	2,781	9,301	14,119	789,692	1.64
Great-West Putnam High Yield Bond Institutional Class	59,138	239,879	661,042	320,123	6,650	3,490	14,300	584,288	1.22
Great-West Short Duration Bond Fund Institutional Class	11,592	20,690	115,833	21,606	(158)	76	1,014	114,993	0.24

September 29, 2017

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
Great-West Templeton Global Bond Fund Institutional Class	38,877	$128,828	$364,988	$126,500	$7,250	$(3,820)	$5,581	$363,496	0.76%
					(1,328)	31,259	80,340	4,788,719	9.98
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	28,737	121,677	333,056	137,975	16,678	(81)	-	316,677	0.66
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	120,538	487,899	1,327,250	542,584	48,567	(886)	22,481	1,271,679	2.65
Great-West International Index Fund Institutional Class	523,054	1,955,580	4,907,861	1,795,203	263,739	392,451	204	5,460,689	11.38
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	62,013	310,415	888,351	599,137	5,562	(2,446)	3,683	597,183	1.24
Great-West MFS International Growth Fund Institutional Class	120,226	440,437	1,102,387	404,889	72,025	88,371	-	1,226,306	2.55
Great-West MFS International Value Fund Institutional Class	265,950	1,076,956	2,772,101	1,022,304	120,028	175,819	9,716	3,002,572	6.26
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	335,019	1,163,047	3,314,773	1,118,648	147,515	215,480	6,867	3,574,652	7.45
Great-West Putnam Equity Income Fund Institutional Class	182,471	709,941	1,901,315	788,201	69,322	34,495	17,330	1,857,550	3.87
Great-West Real Estate Index Fund Institutional Class	69,484	236,124	658,260	274,442	(24,017)	22,093	8,252	642,035	1.34
Great-West S&P 500® Index Fund Institutional Class	661,206	2,579,271	6,846,259	2,471,379	191,429	312,500	79,459	7,266,651	15.14
Great-West S&P Mid Cap 400® Index Fund Institutional Class	306,829	1,111,396	3,043,390	1,095,557	61,226	70,423	22,554	3,129,652	6.52
Great-West S&P Small Cap 600® Index Fund Institutional Class	225,673	953,097	2,620,682	1,293,987	62,135	76,229	18,135	2,356,021	4.91
Great-West T. Rowe Price Equity Income Fund Institutional Class	197,674	712,399	1,926,616	836,338	31,380	53,482	25,298	1,856,159	3.87
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	162,441	500,457	1,438,510	505,099	28,996	96,330	3,166	1,530,198	3.19
					1,094,585	1,534,260	217,145	34,088,024	71.03
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	272,833	48,237	273,389	49,883	-	-	1,090	272,833	0.57
					0	0	1,090	272,833	0.57
				Total	$1,093,257	$1,565,519	$298,575	$39,149,576	81.58%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.

September 29, 2017

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,987,309	$25,063,404	$6,055,877	$2,211,103	$(26,818)	$337,577	$475,984	$29,245,755	3.10%
Great-West Core Bond Fund Institutional Class	1,475,646	12,313,129	3,058,644	1,052,414	(16,895)	82,948	330,678	14,402,307	1.52
Great-West Loomis Sayles Bond Fund Institutional Class	1,197,446	10,472,733	1,705,068	1,002,509	(103,479)	487,834	242,349	11,663,126	1.23
Great-West Putnam High Yield Bond Institutional Class	858,586	9,134,091	1,549,089	2,565,764	(45,004)	365,411	241,345	8,482,827	0.90
Great-West Short Duration Bond Fund Institutional Class	94,930	83,726	870,424	9,758	(29)	(2,686)	5,720	941,706	0.10
Great-West Templeton Global Bond Fund Institutional Class	561,082	4,924,656	927,271	796,694	(78,266)	190,885	94,582	5,246,118	0.55
					(270,491)	1,461,969	1,390,658	69,981,839	7.40
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	576,210	5,904,602	909,351	851,031	107,717	386,915	-	6,349,837	0.67
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,406,982	23,664,280	3,443,121	3,203,599	51,079	1,489,862	474,460	25,393,664	2.69
Great-West International Index Fund Institutional Class	10,884,764	99,970,777	8,213,216	12,358,367	2,238,598	17,811,315	4,533	113,636,941	12.03
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,340,064	15,977,857	3,811,131	7,795,303	(822,986)	911,130	83,694	12,904,815	1.37
Great-West MFS International Growth Fund Institutional Class	2,501,084	22,450,042	2,031,586	3,857,723	80,414	4,887,153	-	25,511,058	2.70
Great-West MFS International Value Fund Institutional Class	5,544,823	54,955,002	6,265,545	6,848,310	1,419,916	8,228,810	215,265	62,601,047	6.63
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	6,644,605	56,335,350	12,269,691	8,156,783	899,594	10,449,674	147,662	70,897,932	7.50
Great-West Putnam Equity Income Fund Institutional Class	3,643,980	34,519,907	4,656,602	4,108,138	1,091,189	2,027,348	369,636	37,095,719	3.93
Great-West Real Estate Index Fund Institutional Class	1,384,809	11,437,131	2,821,413	1,689,132	(190,386)	226,223	180,482	12,795,635	1.35
Great-West S&P 500® Index Fund Institutional Class	13,143,462	125,223,282	15,225,615	7,335,356	3,943,594	11,333,108	1,709,978	144,446,649	15.29
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,137,129	53,816,151	9,177,573	3,042,766	1,243,141	2,647,762	483,142	62,598,720	6.63
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,851,981	49,174,205	9,999,838	11,261,102	503,568	2,741,746	414,790	50,654,687	5.36
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,941,877	34,517,373	5,218,050	5,021,671	107,427	2,300,476	541,424	37,014,228	3.92
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,241,115	24,218,677	5,558,195	3,380,240	(255,298)	4,134,668	66,955	30,531,300	3.23
					10,417,567	69,576,190	4,692,021	692,432,232	73.30

September 29, 2017

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	2,069,532	$251,052	$1,839,024	$24,149	$-	$-	$3,605	$2,069,532	0.22%
					0	0	3,605	2,069,532	0.22
				Total	$10,147,076	$71,038,159	$6,086,284	$764,483,603	80.92%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	80,077	$129,386	$767,289	$117,053	$(2,271)	$4,333	$9,262	$783,955	2.85%
Great-West Core Bond Fund Institutional Class	39,463	63,460	378,703	55,945	(394)	(1,061)	6,640	385,157	1.40
Great-West Loomis Sayles Bond Fund Institutional Class	32,176	53,952	302,671	46,701	174	3,470	4,628	313,392	1.14
Great-West Putnam High Yield Bond Institutional Class	22,826	46,880	260,490	83,916	1,411	2,067	4,624	225,521	0.82
Great-West Short Duration Bond Fund Institutional Class	1,664	-	16,581	11	-	(63)	81	16,507	0.06
Great-West Templeton Global Bond Fund Institutional Class	15,573	26,431	149,280	29,998	1,440	(107)	1,875	145,606	0.53
					360	8,639	27,110	1,870,138	6.80
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	16,487	32,520	177,429	32,107	3,033	3,850	-	181,692	0.66
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	68,383	130,629	714,232	135,170	8,690	11,746	12,003	721,437	2.62
Great-West International Index Fund Institutional Class	324,362	579,780	3,008,082	460,089	51,219	258,568	127	3,386,341	12.30
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	40,434	94,160	533,348	243,624	(2,461)	5,491	1,894	389,375	1.41
Great-West MFS International Growth Fund Institutional Class	74,661	130,185	676,591	104,398	14,466	59,168	-	761,546	2.77
Great-West MFS International Value Fund Institutional Class	165,017	318,552	1,688,615	252,382	20,621	108,258	6,050	1,863,043	6.77
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	189,449	311,132	1,825,717	237,253	25,568	121,825	3,118	2,021,421	7.34
Great-West Putnam Equity Income Fund Institutional Class	103,326	189,962	1,026,140	196,195	13,685	31,952	8,180	1,051,859	3.82
Great-West Real Estate Index Fund Institutional Class	40,798	67,747	371,257	68,894	(5,777)	6,865	3,797	376,975	1.37
Great-West S&P 500® Index Fund Institutional Class	374,378	692,003	3,749,204	515,414	36,814	188,620	35,044	4,114,413	14.94

September 29, 2017

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
Great-West S&P Mid Cap 400® Index Fund Institutional Class	173,580	$298,167	$1,656,080	$235,446	$9,248	$51,713	$10,158	$1,770,514	6.43%
Great-West S&P Small Cap 600® Index Fund Institutional Class	146,682	289,922	1,580,424	413,896	11,909	74,907	9,438	1,531,357	5.56
Great-West T. Rowe Price Equity Income Fund Institutional Class	111,968	191,389	1,031,540	204,880	4,730	33,331	11,288	1,051,380	3.82
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	92,039	135,432	791,300	106,642	3,821	46,915	1,777	867,005	3.15
					195,566	1,003,209	102,874	20,088,358	72.96
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	35,739	-	35,754	27	-	-	12	35,739	0.13
					0	0	12	35,739	0.13
				Total	$195,926	$1,011,848	$129,996	$21,994,235	79.89%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	952,710	$7,694,248	$2,562,462	$1,040,913	$(14,716)	$111,236	$150,048	$9,327,033	2.66%
Great-West Core Bond Fund Institutional Class	469,161	3,768,338	1,279,187	497,064	(9,473)	28,547	104,186	4,579,008	1.30
Great-West Loomis Sayles Bond Fund Institutional Class	383,637	3,202,570	847,240	478,494	(47,135)	165,306	76,596	3,736,622	1.06
Great-West Putnam High Yield Bond Institutional Class	272,603	2,788,981	747,494	955,468	(13,592)	112,316	76,170	2,693,323	0.77
Great-West Short Duration Bond Fund Institutional Class	17,626	-	177,788	2,245	(3)	(695)	892	174,848	0.05
Great-West Templeton Global Bond Fund Institutional Class	197,472	1,680,368	500,087	406,553	(33,528)	72,460	33,431	1,846,362	0.53
					(118,447)	489,170	441,323	22,357,196	6.37
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	204,122	1,965,728	489,135	336,957	35,955	131,524	-	2,249,430	0.64
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	848,789	7,868,056	1,929,828	1,327,633	38,308	484,475	164,860	8,954,726	2.55
Great-West International Index Fund Institutional Class	4,201,296	37,012,568	5,541,113	5,983,202	245,094	7,291,046	1,753	43,861,525	12.51
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	535,526	6,015,653	2,099,448	3,287,521	(288,807)	329,537	32,760	5,157,117	1.47

September 29, 2017

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
Great-West MFS International Growth Fund Institutional Class	966,010	$8,331,343	$1,224,851	$1,650,215	$(78,359)	$1,947,319	$-	$9,853,298	2.81%
Great-West MFS International Value Fund Institutional Class	2,140,163	20,337,860	3,593,628	2,916,375	455,604	3,147,331	83,187	24,162,444	6.89
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	2,352,339	18,691,229	5,879,425	2,971,287	312,727	3,500,091	50,870	25,099,458	7.16
Great-West Putnam Equity Income Fund Institutional Class	1,284,987	11,456,822	2,637,256	1,901,747	168,176	888,841	127,704	13,081,172	3.73
Great-West Real Estate Index Fund Institutional Class	522,210	4,122,246	1,464,480	862,432	(83,806)	100,926	66,991	4,825,220	1.38
Great-West S&P 500® Index Fund Institutional Class	4,638,426	41,670,665	8,962,606	3,280,325	1,549,181	3,623,359	590,456	50,976,305	14.54
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,162,221	17,887,404	5,044,196	1,801,011	402,095	924,065	166,802	22,054,654	6.29
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,949,065	18,481,846	5,680,737	5,053,904	57,764	1,239,560	162,096	20,348,239	5.80
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,390,596	11,457,234	2,844,743	2,230,732	(166,697)	986,451	186,763	13,057,696	3.72
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,141,733	8,034,405	2,621,267	1,301,781	(94,609)	1,401,231	23,239	10,755,122	3.07
					2,552,626	25,995,756	1,657,481	254,436,406	72.56
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	454,084	-	458,890	4,968	-	-	162	454,084	0.13
					0	0	162	454,084	0.13
				Total	$2,434,179	$26,484,926	$2,098,966	$277,247,686	79.06%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,874,703	Great-West Bond Index Fund Institutional Class(a)	$37,933,344

TOTAL BOND MUTUAL FUNDS — 37.29% (Cost $38,245,453)		$ 37,933,344
EQUITY MUTUAL FUNDS
1,408,957	Great-West International Index Fund Institutional Class(a)	14,709,513
2,015,467	Great-West S&P 500® Index Fund Institutional Class(a)	22,149,978
939,463	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	9,582,518
567,871	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,928,575
393,234	Northern Emerging Markets Equity Index Fund	4,809,256

TOTAL EQUITY MUTUAL FUNDS — 56.21% (Cost $48,005,389)		$ 57,179,840
Account Balance		Fair Value
FIXED INTEREST CONTRACT
6,646,427 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	$ 6,646,427

TOTAL FIXED INTEREST CONTRACT — 6.54% (Cost $6,646,427)		$ 6,646,427
TOTAL INVESTMENTS — 100.04% (Cost $92,897,269)		$101,759,611
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (40,065)
TOTAL NET ASSETS — 100.00%		$101,719,546

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,019,698	Great-West Bond Index Fund Institutional Class(a)	$29,562,841

TOTAL BOND MUTUAL FUNDS — 37.42% (Cost $30,148,360)		$29,562,841
EQUITY MUTUAL FUNDS
1,097,080	Great-West International Index Fund Institutional Class(a)	11,453,519
1,565,354	Great-West S&P 500® Index Fund Institutional Class(a)	17,203,244
723,455	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,379,237
431,475	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,504,601
307,782	Northern Emerging Markets Equity Index Fund	3,764,173

TOTAL EQUITY MUTUAL FUNDS — 56.07% (Cost $39,677,062)		$44,304,774
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,176,523 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	$5,176,523

TOTAL FIXED INTEREST CONTRACT — 6.55% (Cost $5,176,523)		$ 5,176,523
TOTAL INVESTMENTS — 100.04% (Cost $75,001,945)		$79,044,138
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (28,560)
TOTAL NET ASSETS — 100.00%		$79,015,578

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,130,512	Great-West Bond Index Fund Institutional Class(a)	$30,647,708

TOTAL BOND MUTUAL FUNDS — 37.45% (Cost $30,887,193)		$30,647,708
EQUITY MUTUAL FUNDS
1,134,059	Great-West International Index Fund Institutional Class(a)	11,839,579
1,620,117	Great-West S&P 500® Index Fund Institutional Class(a)	17,805,086
749,142	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,641,250
446,770	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,664,282
320,064	Northern Emerging Markets Equity Index Fund	3,914,378

TOTAL EQUITY MUTUAL FUNDS — 56.04% (Cost $40,481,341)		$45,864,575
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,363,113 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	$5,363,113

TOTAL FIXED INTEREST CONTRACT — 6.55% (Cost $5,363,113)		$ 5,363,113
TOTAL INVESTMENTS — 100.04% (Cost $76,731,647)		$81,875,396
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (31,929)
TOTAL NET ASSETS — 100.00%		$81,843,467

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,581,843	Great-West Bond Index Fund Institutional Class(a)	$35,066,240

TOTAL BOND MUTUAL FUNDS — 32.37% (Cost $35,651,244)		$ 35,066,240
EQUITY MUTUAL FUNDS
1,694,699	Great-West International Index Fund Institutional Class(a)	17,692,654
2,354,045	Great-West S&P 500® Index Fund Institutional Class(a)	25,870,956
1,098,689	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	11,206,626
698,429	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	7,291,605
489,678	Northern Emerging Markets Equity Index Fund	5,988,761

TOTAL EQUITY MUTUAL FUNDS — 62.83% (Cost $61,399,630)		$ 68,050,602
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,244,358 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	$ 5,244,358

TOTAL FIXED INTEREST CONTRACT — 4.84% (Cost $5,244,358)		$ 5,244,358
TOTAL INVESTMENTS — 100.04% (Cost $102,295,232)		$108,361,200
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (38,429)
TOTAL NET ASSETS — 100.00%		$108,322,771

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,586,060	Great-West Bond Index Fund Institutional Class(a)	$15,527,531

TOTAL BOND MUTUAL FUNDS — 22.95% (Cost $15,669,524)		$15,527,531
EQUITY MUTUAL FUNDS
1,282,064	Great-West International Index Fund Institutional Class(a)	13,384,752
1,698,692	Great-West S&P 500® Index Fund Institutional Class(a)	18,668,621
785,966	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,016,853
532,821	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,562,650
394,549	Northern Emerging Markets Equity Index Fund	4,825,337

TOTAL EQUITY MUTUAL FUNDS — 74.58% (Cost $44,737,980)		$50,458,213
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,695,012 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	$1,695,012

TOTAL FIXED INTEREST CONTRACT — 2.51% (Cost $1,695,012)		$ 1,695,012
TOTAL INVESTMENTS — 100.04% (Cost $62,102,516)		$67,680,756
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (25,813)
TOTAL NET ASSETS — 100.00%		$67,654,943

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,251,221	Great-West Bond Index Fund Institutional Class(a)	$12,249,452

TOTAL BOND MUTUAL FUNDS — 14.75% (Cost $12,432,373)		$12,249,452
EQUITY MUTUAL FUNDS
1,799,328	Great-West International Index Fund Institutional Class(a)	18,784,991
2,279,322	Great-West S&P 500® Index Fund Institutional Class(a)	25,049,747
1,061,910	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	10,831,481
784,476	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	8,189,926
578,200	Northern Emerging Markets Equity Index Fund	7,071,389

TOTAL EQUITY MUTUAL FUNDS — 84.21% (Cost $63,572,268)		$69,927,534
Account Balance		Fair Value
FIXED INTEREST CONTRACT
891,844 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	$891,844

TOTAL FIXED INTEREST CONTRACT — 1.08% (Cost $891,844)		$ 891,844
TOTAL INVESTMENTS — 100.04% (Cost $76,896,485)		$83,068,830
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (29,538)
TOTAL NET ASSETS — 100.00%		$83,039,292

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
323,010	Great-West Bond Index Fund Institutional Class(a)	$3,162,265

TOTAL BOND MUTUAL FUNDS — 10.09% (Cost $3,195,029)		$ 3,162,265
EQUITY MUTUAL FUNDS
732,998	Great-West International Index Fund Institutional Class(a)	7,652,496
887,171	Great-West S&P 500® Index Fund Institutional Class(a)	9,750,007
412,994	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,212,545
327,396	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,418,015
247,048	Northern Emerging Markets Equity Index Fund	3,021,402

TOTAL EQUITY MUTUAL FUNDS — 89.55% (Cost $24,853,311)		$28,054,465
Account Balance		Fair Value
FIXED INTEREST CONTRACT
124,615 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	$124,615

TOTAL FIXED INTEREST CONTRACT — 0.40% (Cost $124,615)		$ 124,615
TOTAL INVESTMENTS — 100.04% (Cost $28,172,955)		$31,341,345
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (12,026)
TOTAL NET ASSETS — 100.00%		$31,329,319

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
194,653	Great-West Bond Index Fund Institutional Class(a)	$1,905,656

TOTAL BOND MUTUAL FUNDS — 8.57% (Cost $1,928,097)		$ 1,905,656
EQUITY MUTUAL FUNDS
537,491	Great-West International Index Fund Institutional Class(a)	5,611,408
621,192	Great-West S&P 500® Index Fund Institutional Class(a)	6,826,893
288,855	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,946,324
245,961	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,567,835
191,546	Northern Emerging Markets Equity Index Fund	2,342,608

TOTAL EQUITY MUTUAL FUNDS — 91.24% (Cost $18,154,537)		$20,295,068
Account Balance		Fair Value
FIXED INTEREST CONTRACT
50,865 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	$ 50,865

TOTAL FIXED INTEREST CONTRACT — 0.23% (Cost $50,865)		$ 50,865
TOTAL INVESTMENTS — 100.04% (Cost $20,133,499)		$22,251,589
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (7,923)
TOTAL NET ASSETS — 100.00%		$22,243,666

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
65,989	Great-West Bond Index Fund Institutional Class(a)	$ 646,030

TOTAL BOND MUTUAL FUNDS — 7.98% (Cost $651,445)		$ 646,030
EQUITY MUTUAL FUNDS
199,887	Great-West International Index Fund Institutional Class(a)	2,086,816
220,875	Great-West S&P 500® Index Fund Institutional Class(a)	2,427,414
102,091	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,041,333
92,175	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	962,310
75,173	Northern Emerging Markets Equity Index Fund	919,366

TOTAL EQUITY MUTUAL FUNDS — 91.85% (Cost $6,587,626)		$ 7,437,239
Account Balance		Fair Value
FIXED INTEREST CONTRACT
16,959 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	$ 16,959

TOTAL FIXED INTEREST CONTRACT — 0.21% (Cost $16,959)		$ 16,959
TOTAL INVESTMENTS — 100.04% (Cost $7,256,030)		$8,100,228
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (3,016)
TOTAL NET ASSETS — 100.00%		$8,097,212

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended September 29, 2017:
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
Beginning Balance, January 01, 2017	$5,747,058	$4,208,990	$4,389,998
Total interest received	63,420	47,759	49,949
Purchases	1,499,048	1,193,072	1,690,778
Sales	(663,099)	(273,298)	(767,612)
Ending Balance, September 29, 2017	$6,646,427	$5,176,523	$5,363,113

September 29, 2017

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
Beginning Balance, January 01, 2017	$3,399,179	$1,055,121	$395,223
Total interest received	40,353	12,178	4,828
Purchases	1,896,090	813,316	512,906
Sales	(91,264)	(185,603)	(21,113)
Ending Balance, September 29, 2017	$5,244,358	$1,695,012	$891,844
	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund
Beginning Balance, January 01, 2017	$ 17,387	$ —	$ —
Total interest received	242	18	6
Purchases	109,695	50,994	17,032
Sales	(2,709)	(147)	(79)
Ending Balance, September 29, 2017	$124,615	$50,865	$16,959
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of September 29, 2017, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended September 29, 2017, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.

September 29, 2017

Great-West Securefoundation® Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,874,703	$40,252,309	$3,358,275	$6,200,476	$(12,218)	$523,236	$672,003	$37,933,344	37.29%
					(12,218)	523,236	672,003	37,933,344	37.29
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,408,957	14,542,308	981,626	3,695,840	(146,087)	2,881,419	581	14,709,513	14.46
Great-West S&P 500® Index Fund Institutional Class	2,015,467	22,243,409	1,385,939	3,642,698	398,056	2,163,328	278,838	22,149,978	21.77
Great-West S&P Mid Cap 400® Index Fund Institutional Class	939,463	9,547,457	992,828	1,579,707	27,159	621,940	78,456	9,582,518	9.42
Great-West S&P Small Cap 600® Index Fund Institutional Class	567,871	6,699,745	1,030,602	2,117,519	75,753	315,747	51,625	5,928,575	5.83
					354,881	5,982,434	409,500	52,370,584	51.48
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	6,646,427	5,747,058	1,499,048	663,099	-	-	63,420	6,646,427	6.54
					0	0	63,420	6,646,427	6.54
				Total	$342,663	$6,505,670	$1,144,923	$96,950,355	95.31%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.
Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,019,698	$29,485,491	$2,072,519	$2,393,695	$(25,915)	$398,526	$511,241	$29,562,841	37.42%
					(25,915)	398,526	511,241	29,562,841	37.42
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,097,080	10,639,958	622,899	1,909,165	(42,585)	2,099,827	449	11,453,519	14.50
Great-West S&P 500® Index Fund Institutional Class	1,565,354	16,302,235	1,019,602	1,943,228	109,194	1,824,635	209,790	17,203,244	21.77
Great-West S&P Mid Cap 400® Index Fund Institutional Class	723,455	7,005,364	641,195	774,270	(13,991)	506,948	59,228	7,379,237	9.34
Great-West S&P Small Cap 600® Index Fund Institutional Class	431,475	4,913,777	689,562	1,432,642	(29,575)	333,904	39,003	4,504,601	5.70
					23,043	4,765,314	308,470	40,540,601	51.31
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	5,176,523	4,208,990	1,193,072	273,298	-	-	47,759	5,176,523	6.55
					0	0	47,759	5,176,523	6.55
				Total	$(2,872)	$5,163,840	$867,470	$75,279,965	95.28%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.

September 29, 2017

Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,130,512	$30,772,058	$5,747,154	$6,264,049	$10,859	$392,545	$533,825	$30,647,708	37.45%
					10,859	392,545	533,825	30,647,708	37.45
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,134,059	11,095,759	1,436,228	2,885,163	(53,848)	2,192,755	463	11,839,579	14.47
Great-West S&P 500® Index Fund Institutional Class	1,620,117	17,022,057	2,101,176	2,755,814	558,908	1,437,667	221,807	17,805,086	21.75
Great-West S&P Mid Cap 400® Index Fund Institutional Class	749,142	7,313,476	1,357,436	1,508,677	28,320	479,015	62,456	7,641,250	9.34
Great-West S&P Small Cap 600® Index Fund Institutional Class	446,770	5,137,357	1,281,212	2,061,221	8,531	306,934	41,125	4,664,282	5.70
					541,911	4,416,371	325,851	41,950,197	51.26
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	5,363,113	4,389,998	1,690,778	767,612	-	-	49,949	5,363,113	6.55
					0	0	49,949	5,363,113	6.55
				Total	$552,770	$4,808,916	$909,625	$77,961,018	95.26%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.
Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,581,843	$30,965,941	$4,865,916	$1,159,830	$(10,668)	$394,213	$576,405	$35,066,240	32.37%
					(10,668)	394,213	576,405	35,066,240	32.37
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,694,699	16,101,553	532,840	2,218,051	(57,192)	3,276,312	723	17,692,654	16.34
Great-West S&P 500® Index Fund Institutional Class	2,354,045	23,569,795	1,427,345	1,815,673	188,175	2,689,489	319,031	25,870,956	23.88
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,098,689	10,114,288	1,156,436	805,045	(13,425)	740,947	89,991	11,206,626	10.35
Great-West S&P Small Cap 600® Index Fund Institutional Class	698,429	7,531,610	1,250,838	2,018,058	(46,907)	527,215	62,953	7,291,605	6.73
					70,651	7,233,963	472,698	62,061,841	57.30
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	5,244,358	3,399,179	1,896,090	91,264	-	-	40,353	5,244,358	4.84
					0	0	40,353	5,244,358	4.84
				Total	$59,983	$7,628,176	$1,089,456	$102,372,439	94.51%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.

September 29, 2017

Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,586,060	$14,590,500	$3,455,916	$2,719,997	$(17,884)	$201,112	$260,337	$15,527,531	22.95%
					(17,884)	201,112	260,337	15,527,531	22.95
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,282,064	13,223,539	821,118	3,323,033	(112,439)	2,663,128	547	13,384,752	19.78
Great-West S&P 500® Index Fund Institutional Class	1,698,692	18,343,058	1,614,894	3,011,961	438,054	1,722,630	235,970	18,668,621	27.60
Great-West S&P Mid Cap 400® Index Fund Institutional Class	785,966	7,890,638	1,116,747	1,509,699	22,966	519,167	66,407	8,016,853	11.85
Great-West S&P Small Cap 600® Index Fund Institutional Class	532,821	6,312,609	1,171,135	2,279,019	14,847	357,925	49,769	5,562,650	8.22
					363,428	5,262,850	352,693	45,632,876	67.45
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	1,695,012	1,055,121	813,316	185,603	-	-	12,178	1,695,012	2.51
					0	0	12,178	1,695,012	2.51
				Total	$345,544	$5,463,962	$625,208	$62,855,419	92.91%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.
Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,251,221	$10,392,269	$2,338,294	$625,235	$(16,650)	$144,124	$197,260	$12,249,452	14.75%
					(16,650)	144,124	197,260	12,249,452	14.75
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,799,328	16,593,133	560,959	1,785,061	(73,650)	3,415,960	756	18,784,991	22.62
Great-West S&P 500® Index Fund Institutional Class	2,279,322	21,803,382	1,712,771	1,039,510	103,361	2,573,104	297,355	25,049,747	30.17
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,061,910	9,354,396	1,288,797	485,774	4,465	674,062	83,840	10,831,481	13.04
Great-West S&P Small Cap 600® Index Fund Institutional Class	784,476	8,001,433	1,470,781	1,853,213	(44,998)	570,925	67,384	8,189,926	9.86
					(10,822)	7,234,051	449,335	62,856,145	75.69
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	891,844	395,223	512,906	21,113	-	-	4,828	891,844	1.08
					0	0	4,828	891,844	1.08
				Total	$(27,472)	$7,378,175	$651,423	$75,997,441	91.52%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.

September 29, 2017

Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	323,010	$2,934,712	$654,636	$468,044	$(2,673)	$40,961	$53,834	$3,162,265	10.09%
					(2,673)	40,961	53,834	3,162,265	10.09
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	732,998	7,055,731	614,236	1,406,344	5,207	1,388,873	305	7,652,496	24.43
Great-West S&P 500® Index Fund Institutional Class	887,171	8,786,857	1,196,799	993,171	301,565	759,522	118,868	9,750,007	31.12
Great-West S&P Mid Cap 400® Index Fund Institutional Class	412,994	3,776,216	748,050	556,796	22,775	245,075	33,478	4,212,545	13.45
Great-West S&P Small Cap 600® Index Fund Institutional Class	327,396	3,449,832	862,913	1,110,137	3,374	215,407	28,644	3,418,015	10.91
					332,921	2,608,877	181,295	25,033,063	79.91
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	124,615	17,387	109,695	2,709	-	-	242	124,615	0.40
					0	0	242	124,615	0.40
				Total	$330,248	$2,649,838	$235,371	$28,319,943	90.40%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.
Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	194,653	$1,643,821	$424,350	$185,775	$(1,180)	$23,260	$31,876	$1,905,656	8.57%
					(1,180)	23,260	31,876	1,905,656	8.57
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	537,491	4,744,103	566,379	697,701	(16,452)	998,627	226	5,611,408	25.23
Great-West S&P 500® Index Fund Institutional Class	621,192	5,624,211	999,256	454,034	48,323	657,460	80,714	6,826,893	30.69
Great-West S&P Mid Cap 400® Index Fund Institutional Class	288,855	2,417,046	567,357	213,676	3,472	175,597	22,807	2,946,324	13.25
Great-West S&P Small Cap 600® Index Fund Institutional Class	245,961	2,353,927	661,122	605,969	4,467	158,755	20,862	2,567,835	11.54
					39,810	1,990,439	124,609	17,952,460	80.71
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	50,865	-	50,994	147	-	-	18	50,865	0.23
					0	0	18	50,865	0.23
				Total	$38,630	$2,013,699	$156,503	$19,908,981	89.51%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.

September 29, 2017

Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	65,989	$485,840	$220,147	$67,964	$(1,322)	$8,007	$10,354	$646,030	7.98%
					(1,322)	8,007	10,354	646,030	7.98
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	199,887	1,532,081	436,672	229,812	(9,175)	347,875	82	2,086,816	25.77
Great-West S&P 500® Index Fund Institutional Class	220,875	1,729,392	637,397	155,088	15,386	215,713	27,008	2,427,414	29.98
Great-West S&P Mid Cap 400® Index Fund Institutional Class	102,091	741,475	313,999	72,246	1,212	58,105	7,662	1,041,333	12.86
Great-West S&P Small Cap 600® Index Fund Institutional Class	92,175	767,407	342,581	207,544	1,197	59,866	7,457	962,310	11.89
					8,620	681,559	42,209	6,517,873	80.50
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	16,959	-	17,032	79	-	-	6	16,959	0.21
					0	0	6	16,959	0.21
				Total	$7,298	$689,566	$52,569	$7,180,862	88.69%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
23,501,445	Great-West Bond Index Fund Institutional Class(a)	$230,079,143

TOTAL BOND MUTUAL FUNDS — 34.77% (Cost $232,404,943)		$230,079,143
EQUITY MUTUAL FUNDS
6,977,721	Great-West International Index Fund Institutional Class(a)	72,847,406
15,680,174	Great-West S&P 500® Index Fund Institutional Class(a)	172,325,111
7,191,098	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	73,349,204
5,829,948	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	60,864,661
1,601,451	Northern Emerging Markets Equity Index Fund	19,585,744

TOTAL EQUITY MUTUAL FUNDS — 60.30% (Cost $354,416,066)		$398,972,126
Account Balance		Fair Value
FIXED INTEREST CONTRACT
32,908,998 (b)	Great-West Life & Annuity Contract(a)(c)(d) 1.50%(e)	$32,908,998

TOTAL FIXED INTEREST CONTRACT — 4.97% (Cost $32,908,998)		$ 32,908,998
TOTAL INVESTMENTS — 100.04% (Cost $619,730,007)		$661,960,267
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (251,291)
TOTAL NET ASSETS — 100.00%		$661,708,976

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2017.
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Fund classifies valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2017, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended September 29, 2017:
Beginning Balance, January 01, 2017	$25,380,473
Total interest received	325,825
Purchases	8,639,759
Sales	(1,437,059)
Ending Balance, September 29, 2017	$32,908,998
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Fund considers the credit risk input to be a significant unobservable input. As of September 29, 2017, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.

September 29, 2017

Transactions with Affiliates
The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following table is a summary of the transactions for each underlying investment during the period ended September 29, 2017, in which the issuer was an affiliate of the Fund, as defined in the Investment Company Act of 1940 (1940 Act).
Affiliate	Shares Held/ Account Balance 09/29/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/29/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class(a)(b)	23,501,445	$178,609,544	$59,741,847	$10,644,729	$(17,757)	$2,372,481	$3,686,140	$230,079,143	34.77%
					(17,757)	2,372,481	3,686,140	230,079,143	34.77
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class(a)(b)	6,977,721	55,888,409	10,986,721	6,376,562	(282,815)	12,348,838	2,901	72,847,406	11.01
Great-West S&P 500® Index Fund Institutional Class(a)(b)	15,680,174	131,042,051	33,255,921	7,332,018	1,830,991	15,359,157	1,979,400	172,325,111	26.04
Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)(b)	7,191,098	55,543,590	17,990,157	4,281,909	230,813	4,097,366	553,759	73,349,204	11.09
Great-West S&P Small Cap 600® Index Fund Institutional Class(a)(b)	5,829,948	45,408,525	17,285,625	5,436,119	102,523	3,606,630	425,902	60,864,661	9.20
					1,881,512	35,411,991	2,961,962	379,386,382	57.34
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(a)(b)	32,908,998	25,380,473	8,639,759	1,437,059	-	-	325,825	32,908,998	4.97
					0	0	325,825	32,908,998	4.97
				Total	$1,863,755	$37,784,472	$6,973,927	$642,374,523	97.08%
(a) Security is fair valued using significant unobservable inputs.
(b) Security is fair valued under procedures adopted by the Board of Directors.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of September 29, 2017 (Unaudited)
Shares		Fair Value
BOND EXCHANGE TRADED FUNDS
213,143	Vanguard Total Bond Market ETF	$17,469,200

TOTAL BOND EXCHANGE TRADED FUNDS — 37.56% (Cost $17,502,860)		$ 17,469,200
EQUITY EXCHANGE TRADED FUNDS
127,753	Vanguard FTSE Developed Markets ETF	5,545,758
31,218	Vanguard FTSE Emerging Markets ETF	1,360,168
36,658	Vanguard Russell 2000 ETF(a)	4,360,836
54,184	Vanguard S&P 500 ETF	12,503,500
43,110	Vanguard S&P Mid-Cap 400 ETF(a)	5,208,550

EQUITY EXCHANGE TRADED FUNDS — 62.30% (Cost $22,323,663)		$ 28,978,812
MONEY MARKET MUTUAL FUNDS
532,209	Federated Government Obligations Fund Institutional Class, 0.90%(b)	532,209

TOTAL MONEY MARKET MUTUAL FUNDS — 1.15% (Cost $532,209)		$ 532,209
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.88%
$999,314	Repurchase agreement (principal amount/value $1,000,000 with a maturity value of $1,000,087) with Credit Agricole Securities (USA) Inc, 1.04%, dated 9/29/17 to be repurchased at $999,314 on 10/2/17 collateralized by a U.S. Treasury security, 2.13%, 2/29/24, with a value of $1,020,000.(c)	999,314
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$340,436	Repurchase agreement (principal amount/value $340,670 with a maturity value of $340,700) with Bank of Montreal, 1.04%, dated 9/29/17 to be repurchased at $340,436 on 10/2/17 collateralized by U.S. Treasury securities, 0.00% - 3.13%, 4/15/18 - 2/15/43, with a value of $347,484.(c)	$ 340,436
SHORT TERM INVESTMENTS — 2.88% (Cost $1,339,750)		$ 1,339,750
TOTAL INVESTMENTS — 103.89% (Cost $41,698,482)		$48,319,971
OTHER ASSETS & LIABILITIES, NET — (3.89)%		$ (1,808,017)
TOTAL NET ASSETS — 100.00%		$46,511,954

(a)	All or a portion of the security is on loan at September 29, 2017.
(b)	Rate shown is the 7-day yield as of September 29, 2017.
(c)	Collateral received for securities on loan.
ETF	Exchange Traded Fund
See Notes to Schedule of Investments.

September 29, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its Exchange Traded Funds (ETFs) based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Exchange Traded Funds	Exchange traded close price.
Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting Fund’s own assumptions and would be based on the best information available under the circumstances.

September 29, 2017

As of September 29, 2017, the Fund’s investments in the underlying ETFs and mutual funds are valued using Level 1 inputs. The Fund’s investments in short term securities are valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 29, 2017

Item 2. Controls and Procedures
(a)	The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms.
(b)	There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits
Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:November 16, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-Q
Date:November 16, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:November 16, 2017